Schwab Investments
Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.8% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.25%, 01/15/25	80,523,544	77,775,973
2.38%, 01/15/25	54,880,743	54,281,045
0.13%, 04/15/25	64,341,950	61,683,210
0.38%, 07/15/25	88,294,802	84,994,248
0.13%, 10/15/25	78,279,816	74,694,957
0.63%, 01/15/26	74,340,101	71,172,691
2.00%, 01/15/26	35,424,812	34,898,651
0.13%, 04/15/26	60,459,362	56,962,649
0.13%, 07/15/26	74,097,078	69,857,506
0.13%, 10/15/26	83,673,183	78,525,428
0.38%, 01/15/27	68,999,234	64,768,574
2.38%, 01/15/27	34,246,714	34,187,811
0.13%, 04/15/27	85,471,851	79,186,793
0.38%, 07/15/27	76,071,104	71,190,906
1.63%, 10/15/27	85,714,028	83,801,710
0.50%, 01/15/28	77,689,964	72,260,825
1.75%, 01/15/28	32,199,417	31,509,592
1.25%, 04/15/28	84,646,462	81,064,806
3.63%, 04/15/28	32,960,600	34,786,394
0.75%, 07/15/28	67,626,897	63,500,458
2.38%, 10/15/28	45,623,909	46,122,351
0.88%, 01/15/29	58,002,582	54,338,172
2.50%, 01/15/29	29,731,223	30,158,130
3.88%, 04/15/29	38,245,880	41,406,346
0.25%, 07/15/29	68,533,464	61,856,557
0.13%, 01/15/30	77,413,807	68,393,855
0.13%, 07/15/30	85,721,105	75,378,399
0.13%, 01/15/31	88,720,533	76,979,795
0.13%, 07/15/31	90,666,036	78,206,317
0.13%, 01/15/32	98,978,922	84,233,714
3.38%, 04/15/32	13,763,527	14,981,679
0.63%, 07/15/32	102,701,072	90,830,803
1.13%, 01/15/33	100,213,340	91,795,646
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 07/15/33	97,990,627	91,829,891
2.13%, 02/15/40	17,959,613	17,735,414
2.13%, 02/15/41	25,984,284	25,611,479
0.75%, 02/15/42	42,124,923	32,564,891
0.63%, 02/15/43	33,080,488	24,520,849
1.38%, 02/15/44	45,500,221	38,674,928
0.75%, 02/15/45	50,074,698	37,047,856
1.00%, 02/15/46	25,792,746	19,977,371
0.88%, 02/15/47	31,598,586	23,487,075
1.00%, 02/15/48	22,977,579	17,489,780
1.00%, 02/15/49	21,517,956	16,308,654
0.25%, 02/15/50	32,529,422	19,826,805
0.13%, 02/15/51	32,737,324	18,906,527
0.13%, 02/15/52	37,953,667	21,695,063
1.50%, 02/15/53	36,302,280	30,902,579
Total Treasuries (Cost $2,815,736,549)		2,532,365,153

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (a)	1,491,871	1,491,871
Total Short-Term Investments (Cost $1,491,871)		1,491,871
Total Investments in Securities (Cost $2,817,228,420)		2,533,857,024

(a)	The rate shown is the annualized 7-day yield.

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$2,532,365,153	$—	$2,532,365,153
Short-Term Investments[1]	1,491,871	—	—	1,491,871
Total	$1,491,871	$2,532,365,153	$—	$2,533,857,024

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab U.S. Aggregate Bond Index Fund

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.7% OF NET ASSETS

Financial Institutions 8.2%
Banking 5.8%
Ally Financial, Inc.
5.80%, 05/01/25 (a)	150,000	149,000
4.75%, 06/09/27 (a)	150,000	142,088
7.10%, 11/15/27 (a)	150,000	153,116
2.20%, 11/02/28 (a)	150,000	122,882
6.99%, 06/13/29 (a)(b)	150,000	150,927
8.00%, 11/01/31	450,000	475,553
American Express Co.
2.25%, 03/04/25 (a)	300,000	288,324
3.95%, 08/01/25 (a)	400,000	390,748
4.20%, 11/06/25 (a)	150,000	147,147
4.90%, 02/13/26 (a)	200,000	198,774
4.99%, 05/01/26 (a)(b)	250,000	247,642
3.13%, 05/20/26 (a)	150,000	143,291
6.34%, 10/30/26 (a)(b)	200,000	202,860
1.65%, 11/04/26 (a)	250,000	226,748
2.55%, 03/04/27 (a)	250,000	230,173
3.30%, 05/03/27 (a)	300,000	281,928
5.39%, 07/28/27 (a)(b)	250,000	249,837
5.85%, 11/05/27 (a)	250,000	257,060
5.28%, 07/27/29 (a)(b)	250,000	248,987
6.49%, 10/30/31 (a)(b)	250,000	263,377
4.99%, 05/26/33 (a)(b)	200,000	192,698
4.42%, 08/03/33 (a)(b)	250,000	232,878
5.04%, 05/01/34 (a)(b)	200,000	193,116
5.63%, 07/28/34 (a)(b)	100,000	99,000
4.05%, 12/03/42	150,000	127,053
Australia & New Zealand Banking Group Ltd.
5.38%, 07/03/25	250,000	250,710
3.70%, 11/16/25	250,000	242,942
5.09%, 12/08/25	250,000	249,660
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	200,000	184,506
6.14%, 09/14/28 (a)(b)	200,000	201,750
Banco Santander SA
3.50%, 03/24/25	200,000	194,288
2.75%, 05/28/25	200,000	190,336
5.15%, 08/18/25	400,000	394,756
5.18%, 11/19/25	200,000	195,538
1.85%, 03/25/26	200,000	182,344
4.25%, 04/11/27	200,000	189,830
5.29%, 08/18/27	400,000	392,468
1.72%, 09/14/27 (a)(b)	200,000	177,442
6.53%, 11/07/27 (a)(b)	200,000	203,560
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 02/23/28	200,000	184,168
4.18%, 03/24/28 (a)(b)	200,000	188,744
4.38%, 04/12/28	200,000	187,680
5.59%, 08/08/28	200,000	198,804
6.61%, 11/07/28	200,000	207,346
3.31%, 06/27/29	200,000	177,980
3.49%, 05/28/30	200,000	173,440
2.75%, 12/03/30	200,000	156,914
2.96%, 03/25/31	200,000	164,258
3.23%, 11/22/32 (a)(b)	200,000	156,858
6.92%, 08/08/33	400,000	397,684
6.94%, 11/07/33	200,000	211,828
Bank of America Corp.
4.00%, 01/22/25	450,000	442,062
3.95%, 04/21/25	450,000	438,835
3.88%, 08/01/25	350,000	342,576
1.53%, 12/06/25 (a)(b)	350,000	333,560
3.37%, 01/23/26 (a)(b)	350,000	339,202
2.02%, 02/13/26 (a)(b)	250,000	238,178
4.45%, 03/03/26	300,000	292,998
3.38%, 04/02/26 (a)(b)	500,000	483,350
3.50%, 04/19/26	500,000	481,095
1.32%, 06/19/26 (a)(b)	600,000	558,894
4.83%, 07/22/26 (a)(b)	400,000	394,812
6.22%, 09/15/26	150,000	153,513
4.25%, 10/22/26	250,000	241,802
1.20%, 10/24/26 (a)(b)	400,000	366,824
5.08%, 01/20/27 (a)(b)	500,000	494,640
1.66%, 03/11/27 (a)(b)	500,000	456,310
3.56%, 04/23/27 (a)(b)	450,000	428,301
1.73%, 07/22/27 (a)(b)	1,000,000	903,160
5.93%, 09/15/27 (a)(b)	150,000	151,167
3.25%, 10/21/27 (a)	500,000	466,935
4.18%, 11/25/27 (a)	350,000	334,187
3.82%, 01/20/28 (a)(b)	400,000	378,992
2.55%, 02/04/28 (a)(b)	450,000	410,472
3.71%, 04/24/28 (a)(b)	350,000	329,161
4.38%, 04/27/28 (a)(b)	400,000	385,092
3.59%, 07/21/28 (a)(b)	400,000	373,692
4.95%, 07/22/28 (a)(b)	500,000	490,740
6.20%, 11/10/28 (a)(b)	300,000	307,104
3.42%, 12/20/28 (a)(b)	1,100,000	1,011,351
3.97%, 03/05/29 (a)(b)	400,000	374,976
5.20%, 04/25/29 (a)(b)	500,000	492,525
2.09%, 06/14/29 (a)(b)	500,000	430,055
4.27%, 07/23/29 (a)(b)	550,000	519,662
5.82%, 09/15/29 (a)(b)	250,000	252,522
3.97%, 02/07/30 (a)(b)	500,000	462,495
3.19%, 07/23/30 (a)(b)	450,000	395,725
2.88%, 10/22/30 (a)(b)	350,000	300,923
2.50%, 02/13/31 (a)(b)	650,000	540,416

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.59%, 04/29/31 (a)(b)	500,000	415,870
1.90%, 07/23/31 (a)(b)	450,000	353,655
1.92%, 10/24/31 (a)(b)	450,000	352,332
2.65%, 03/11/32 (a)(b)	400,000	325,528
2.69%, 04/22/32 (a)(b)	800,000	650,744
2.30%, 07/21/32 (a)(b)	650,000	510,705
2.57%, 10/20/32 (a)(b)	600,000	478,014
2.97%, 02/04/33 (a)(b)	650,000	531,206
4.57%, 04/27/33 (a)(b)	750,000	688,875
5.02%, 07/22/33 (a)(b)	900,000	855,765
5.29%, 04/25/34 (a)(b)	850,000	817,929
5.87%, 09/15/34 (a)(b)	500,000	501,995
2.48%, 09/21/36 (a)(b)	200,000	151,252
6.11%, 01/29/37	350,000	359,674
3.85%, 03/08/37 (a)(b)	425,000	359,014
4.24%, 04/24/38 (a)(b)	350,000	300,636
7.75%, 05/14/38	320,000	372,589
4.08%, 04/23/40 (a)(b)	300,000	248,949
2.68%, 06/19/41 (a)(b)	900,000	611,361
5.88%, 02/07/42	200,000	205,628
3.31%, 04/22/42 (a)(b)	600,000	443,664
5.00%, 01/21/44	350,000	325,797
4.88%, 04/01/44	100,000	92,409
4.75%, 04/21/45	100,000	86,787
4.44%, 01/20/48 (a)(b)	350,000	296,439
3.95%, 01/23/49 (a)(b)	200,000	157,292
4.33%, 03/15/50 (a)(b)	500,000	416,145
4.08%, 03/20/51 (a)(b)	1,000,000	793,440
2.83%, 10/24/51 (a)(b)	150,000	94,667
3.48%, 03/13/52 (a)(b)	200,000	143,664
2.97%, 07/21/52 (a)(b)	350,000	230,164
Bank of America NA
5.65%, 08/18/25 (a)	400,000	402,040
5.53%, 08/18/26 (a)	400,000	403,372
6.00%, 10/15/36	168,000	173,463
Bank of Montreal
1.50%, 01/10/25	275,000	263,263
1.85%, 05/01/25	350,000	332,433
3.70%, 06/07/25	250,000	243,345
5.92%, 09/25/25	200,000	201,596
5.30%, 06/05/26	150,000	149,880
1.25%, 09/15/26	250,000	223,653
0.95%, 01/22/27 (a)(b)	200,000	182,048
2.65%, 03/08/27	250,000	231,258
4.70%, 09/14/27 (a)	200,000	196,304
5.20%, 02/01/28 (a)	250,000	249,337
3.80%, 12/15/32 (a)(b)	200,000	179,076
3.09%, 01/10/37 (a)(b)	200,000	154,062
Bank of New York Mellon Corp.
1.60%, 04/24/25 (a)	250,000	237,523
0.75%, 01/28/26 (a)	500,000	455,380
2.80%, 05/04/26 (a)	200,000	189,394
4.41%, 07/24/26 (a)(b)	250,000	245,137
2.45%, 08/17/26 (a)	150,000	139,787
4.95%, 04/26/27 (a)(b)	250,000	247,305
3.25%, 05/16/27 (a)	250,000	234,473
3.44%, 02/07/28 (a)(b)	150,000	141,497
3.85%, 04/28/28	600,000	573,294
5.80%, 10/25/28 (a)(b)	250,000	254,740
3.00%, 10/30/28 (a)	150,000	135,101
1.90%, 01/25/29 (a)	100,000	85,732
6.32%, 10/25/29 (a)(b)	200,000	207,648
1.80%, 07/28/31 (a)	100,000	78,117
4.29%, 06/13/33 (a)(b)	200,000	183,434
5.83%, 10/25/33 (a)(b)	250,000	254,817
4.97%, 04/26/34 (a)(b)	500,000	476,470
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of Nova Scotia
1.45%, 01/10/25	250,000	239,238
2.20%, 02/03/25	200,000	192,524
3.45%, 04/11/25	250,000	242,902
1.30%, 06/11/25	400,000	375,084
5.45%, 06/12/25	200,000	199,526
4.50%, 12/16/25	150,000	146,316
4.75%, 02/02/26	200,000	197,524
1.05%, 03/02/26	200,000	181,738
1.35%, 06/24/26	200,000	180,984
2.70%, 08/03/26	200,000	186,892
1.30%, 09/15/26	250,000	224,005
1.95%, 02/02/27	150,000	135,804
2.95%, 03/11/27	150,000	139,493
5.25%, 06/12/28	150,000	148,961
4.85%, 02/01/30	200,000	193,416
2.15%, 08/01/31	150,000	119,144
2.45%, 02/02/32	150,000	119,795
4.59%, 05/04/37 (a)(b)	200,000	170,442
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	96,763
5.13%, 06/11/30 (a)	75,000	65,966
Barclays PLC
3.65%, 03/16/25	350,000	340,175
4.38%, 01/12/26	500,000	485,765
2.85%, 05/07/26 (a)(b)	350,000	333,721
5.20%, 05/12/26	300,000	292,941
5.30%, 08/09/26 (a)(b)	250,000	246,350
7.33%, 11/02/26 (a)(b)	250,000	255,667
5.83%, 05/09/27 (a)(b)	400,000	397,656
2.28%, 11/24/27 (a)(b)	200,000	179,536
4.34%, 01/10/28 (a)	200,000	188,596
4.84%, 05/09/28 (a)	450,000	424,224
5.50%, 08/09/28 (a)(b)	300,000	294,357
7.39%, 11/02/28 (a)(b)	250,000	260,732
4.97%, 05/16/29 (a)(b)	250,000	238,683
6.49%, 09/13/29 (a)(b)	200,000	202,452
5.09%, 06/20/30 (a)(b)	300,000	275,859
2.65%, 06/24/31 (a)(b)	300,000	241,806
2.67%, 03/10/32 (a)(b)	200,000	157,994
2.89%, 11/24/32 (a)(b)	250,000	196,715
5.75%, 08/09/33 (a)(b)	200,000	192,944
7.44%, 11/02/33 (a)(b)	350,000	373,261
6.22%, 05/09/34 (a)(b)	400,000	393,544
7.12%, 06/27/34 (a)(b)	250,000	249,432
6.69%, 09/13/34 (a)(b)	250,000	254,990
3.56%, 09/23/35 (a)(b)	150,000	120,759
3.81%, 03/10/42 (a)(b)	200,000	138,868
3.33%, 11/24/42 (a)(b)	200,000	138,314
5.25%, 08/17/45	200,000	180,614
4.95%, 01/10/47	200,000	175,012
BPCE SA
3.38%, 12/02/26	250,000	236,115
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	200,000	192,354
3.30%, 04/07/25	250,000	242,327
5.14%, 04/28/25	300,000	298,143
3.95%, 08/04/25	250,000	243,697
0.95%, 10/23/25	200,000	184,376
1.25%, 06/22/26	150,000	135,305
3.45%, 04/07/27	200,000	188,550
5.00%, 04/28/28 (a)	250,000	245,537
3.60%, 04/07/32 (a)	200,000	175,494
6.09%, 10/03/33 (a)	250,000	255,227
Capital One Financial Corp.
3.20%, 02/05/25 (a)	250,000	241,817
4.20%, 10/29/25 (a)	250,000	240,695
2.64%, 03/03/26 (a)(b)	250,000	236,610

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.99%, 07/24/26 (a)(b)	250,000	244,222
3.75%, 07/28/26 (a)	250,000	234,993
3.75%, 03/09/27 (a)	300,000	280,215
3.65%, 05/11/27 (a)	250,000	232,730
1.88%, 11/02/27 (a)(b)	225,000	197,399
3.80%, 01/31/28 (a)	200,000	184,220
4.93%, 05/10/28 (a)(b)	300,000	287,175
6.31%, 06/08/29 (a)(b)	300,000	298,545
5.25%, 07/26/30 (a)(b)	300,000	282,858
7.62%, 10/30/31 (a)(b)	300,000	313,935
2.36%, 07/29/32 (a)(b)	150,000	106,977
2.62%, 11/02/32 (a)(b)	200,000	150,692
5.27%, 05/10/33 (a)(b)	200,000	183,924
5.82%, 02/01/34 (a)(b)	250,000	234,710
6.38%, 06/08/34 (a)(b)	300,000	292,503
Capital One NA
2.28%, 01/28/26 (a)(b)	100,000	95,043
Citibank NA
5.49%, 12/04/26 (a)	250,000	251,485
5.80%, 09/29/28 (a)	400,000	408,072
Citigroup, Inc.
3.88%, 03/26/25	150,000	146,193
3.30%, 04/27/25	300,000	291,300
4.40%, 06/10/25	300,000	294,234
5.50%, 09/13/25	324,000	322,905
3.70%, 01/12/26	200,000	193,404
2.01%, 01/25/26 (a)(b)	400,000	381,300
4.60%, 03/09/26	345,000	336,861
3.29%, 03/17/26 (a)(b)	300,000	290,337
3.11%, 04/08/26 (a)(b)	700,000	675,115
3.40%, 05/01/26	250,000	238,750
5.61%, 09/29/26 (a)(b)	500,000	499,650
3.20%, 10/21/26 (a)	600,000	565,470
4.30%, 11/20/26	150,000	144,941
1.12%, 01/28/27 (a)(b)	500,000	452,955
1.46%, 06/09/27 (a)(b)	550,000	495,456
4.45%, 09/29/27	680,000	651,522
3.89%, 01/10/28 (a)(b)	500,000	476,105
3.07%, 02/24/28 (a)(b)	500,000	463,780
4.66%, 05/24/28 (a)(b)	300,000	293,172
3.67%, 07/24/28 (a)(b)	500,000	468,590
4.13%, 07/25/28	350,000	327,719
3.52%, 10/27/28 (a)(b)	400,000	372,120
4.08%, 04/23/29 (a)(b)	300,000	282,618
3.98%, 03/20/30 (a)(b)	450,000	415,876
2.98%, 11/05/30 (a)(b)	400,000	346,180
2.67%, 01/29/31 (a)(b)	400,000	335,740
4.41%, 03/31/31 (a)(b)	700,000	649,628
2.57%, 06/03/31 (a)(b)	650,000	537,374
2.56%, 05/01/32 (a)(b)	500,000	402,545
6.63%, 06/15/32	200,000	211,060
2.52%, 11/03/32 (a)(b)	300,000	237,744
3.06%, 01/25/33 (a)(b)	400,000	328,524
5.88%, 02/22/33	100,000	101,388
3.79%, 03/17/33 (a)(b)	500,000	433,150
4.91%, 05/24/33 (a)(b)	475,000	447,360
6.00%, 10/31/33	150,000	152,706
6.27%, 11/17/33 (a)(b)	500,000	516,160
6.17%, 05/25/34 (a)(b)	500,000	496,250
6.13%, 08/25/36	100,000	101,917
3.88%, 01/24/39 (a)(b)	200,000	163,862
8.13%, 07/15/39	320,000	394,419
5.32%, 03/26/41 (a)(b)	200,000	190,372
5.88%, 01/30/42	130,000	132,499
2.90%, 11/03/42 (a)(b)	200,000	136,660
6.68%, 09/13/43	200,000	212,090
5.30%, 05/06/44	150,000	135,830
4.65%, 07/30/45	180,000	154,670
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 05/18/46	330,000	275,959
4.28%, 04/24/48 (a)(b)	150,000	124,290
4.65%, 07/23/48 (a)	450,000	390,181
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	236,313
3.75%, 02/18/26 (a)	250,000	235,703
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	136,982
3.25%, 04/30/30 (a)	250,000	209,253
2.64%, 09/30/32 (a)	150,000	108,498
5.64%, 05/21/37 (a)(b)	100,000	85,750
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	221,890
Commonwealth Bank of Australia
5.08%, 01/10/25	250,000	249,670
5.32%, 03/13/26	250,000	251,382
Cooperatieve Rabobank UA
1.38%, 01/10/25	250,000	239,628
5.00%, 01/13/25	250,000	248,987
3.38%, 05/21/25	250,000	243,137
5.50%, 07/18/25	250,000	250,610
4.38%, 08/04/25	241,000	234,006
3.75%, 07/21/26	300,000	284,181
5.25%, 05/24/41	200,000	198,788
5.75%, 12/01/43	250,000	242,955
5.25%, 08/04/45	250,000	228,010
Credit Suisse AG
7.95%, 01/09/25	250,000	254,972
3.70%, 02/21/25	300,000	291,291
2.95%, 04/09/25	250,000	239,915
1.25%, 08/07/26	250,000	222,390
5.00%, 07/09/27	250,000	245,160
7.50%, 02/15/28	400,000	428,548
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	164,468
Deutsche Bank AG
4.50%, 04/01/25	250,000	242,740
4.10%, 01/13/26	250,000	240,773
1.69%, 03/19/26	200,000	183,462
6.12%, 07/14/26 (a)(b)	200,000	198,846
2.13%, 11/24/26 (a)(b)	350,000	321,107
7.15%, 07/13/27 (a)(b)	250,000	255,080
2.31%, 11/16/27 (a)(b)	250,000	223,798
2.55%, 01/07/28 (a)(b)	250,000	223,505
6.72%, 01/18/29 (a)(b)	300,000	305,556
6.82%, 11/20/29 (a)(b)	250,000	254,822
3.55%, 09/18/31 (a)(b)	350,000	293,709
3.73%, 01/14/32 (a)(b)	200,000	157,200
3.04%, 05/28/32 (a)(b)	150,000	119,801
4.88%, 12/01/32 (a)(b)	200,000	176,084
3.74%, 01/07/33 (a)(b)	200,000	153,192
7.08%, 02/10/34 (a)(b)	200,000	192,108
Discover Bank
3.45%, 07/27/26 (a)	250,000	230,423
4.65%, 09/13/28 (a)	250,000	227,968
Discover Financial Services
3.75%, 03/04/25 (a)	100,000	96,932
4.50%, 01/30/26 (a)	100,000	96,848
4.10%, 02/09/27 (a)	150,000	139,586
6.70%, 11/29/32 (a)	150,000	148,914
7.96%, 11/02/34 (a)(b)	200,000	210,312
Fifth Third Bancorp
2.38%, 01/28/25 (a)	200,000	192,320
2.55%, 05/05/27 (a)	150,000	135,438
1.71%, 11/01/27 (a)(b)	150,000	132,554
3.95%, 03/14/28 (a)	150,000	140,510

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.36%, 10/27/28 (a)(b)	200,000	201,412
4.77%, 07/28/30 (a)(b)	200,000	187,042
8.25%, 03/01/38	200,000	222,848
Fifth Third Bank NA
3.85%, 03/15/26 (a)	200,000	189,382
2.25%, 02/01/27 (a)	250,000	225,018
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	100,000	94,382
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	224,970
First Horizon Corp.
4.00%, 05/26/25 (a)	50,000	47,736
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	100,083
Goldman Sachs Capital I
6.35%, 02/15/34	150,000	150,804
Goldman Sachs Group, Inc.
3.50%, 01/23/25 (a)	450,000	438,988
3.50%, 04/01/25 (a)	650,000	631,299
3.75%, 05/22/25 (a)	450,000	438,246
4.25%, 10/21/25	350,000	341,131
0.86%, 02/12/26 (a)(b)	150,000	140,885
3.75%, 02/25/26 (a)	400,000	386,184
5.80%, 08/10/26 (a)(b)	400,000	400,544
3.50%, 11/16/26 (a)	550,000	524,958
1.09%, 12/09/26 (a)(b)	400,000	363,708
5.95%, 01/15/27	157,000	160,024
3.85%, 01/26/27 (a)	600,000	576,372
1.43%, 03/09/27 (a)(b)	550,000	499,103
4.39%, 06/15/27 (a)(b)	150,000	145,487
1.54%, 09/10/27 (a)(b)	500,000	445,795
1.95%, 10/21/27 (a)(b)	800,000	718,608
2.64%, 02/24/28 (a)(b)	500,000	455,650
3.62%, 03/15/28 (a)(b)	500,000	470,660
3.69%, 06/05/28 (a)(b)	400,000	375,856
4.48%, 08/23/28 (a)(b)	450,000	434,218
3.81%, 04/23/29 (a)(b)	450,000	418,419
4.22%, 05/01/29 (a)(b)	600,000	566,958
6.48%, 10/24/29 (a)(b)	500,000	517,990
2.60%, 02/07/30 (a)	350,000	296,919
3.80%, 03/15/30 (a)	400,000	362,780
1.99%, 01/27/32 (a)(b)	400,000	310,492
2.62%, 04/22/32 (a)(b)	700,000	564,305
2.38%, 07/21/32 (a)(b)	700,000	551,747
2.65%, 10/21/32 (a)(b)	500,000	399,090
6.13%, 02/15/33	150,000	158,130
3.10%, 02/24/33 (a)(b)	600,000	495,336
6.45%, 05/01/36	100,000	103,977
6.75%, 10/01/37	900,000	946,800
4.02%, 10/31/38 (a)(b)	400,000	331,488
4.41%, 04/23/39 (a)(b)	300,000	258,810
6.25%, 02/01/41	450,000	472,657
3.21%, 04/22/42 (a)(b)	400,000	288,360
2.91%, 07/21/42 (a)(b)	250,000	171,643
3.44%, 02/24/43 (a)(b)	400,000	294,752
4.80%, 07/08/44 (a)	350,000	311,573
5.15%, 05/22/45	350,000	315,105
4.75%, 10/21/45 (a)	300,000	268,083
HSBC Bank USA NA
5.88%, 11/01/34	250,000	245,452
HSBC Holdings PLC
4.25%, 08/18/25	200,000	194,206
4.18%, 12/09/25 (a)(b)	200,000	196,050
4.30%, 03/08/26	600,000	585,492
3.00%, 03/10/26 (a)(b)	400,000	384,656
1.65%, 04/18/26 (a)(b)	225,000	211,725
3.90%, 05/25/26	450,000	432,666
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.10%, 06/04/26 (a)(b)	300,000	282,927
4.29%, 09/12/26 (a)(b)	400,000	387,824
7.34%, 11/03/26 (a)(b)	300,000	309,531
4.38%, 11/23/26	309,000	298,472
1.59%, 05/24/27 (a)(b)	350,000	315,441
5.89%, 08/14/27 (a)(b)	400,000	400,904
2.25%, 11/22/27 (a)(b)	400,000	362,072
4.04%, 03/13/28 (a)(b)	400,000	378,804
4.76%, 06/09/28 (a)(b)	450,000	435,609
5.21%, 08/11/28 (a)(b)	400,000	393,164
2.01%, 09/22/28 (a)(b)	350,000	305,217
7.39%, 11/03/28 (a)(b)	400,000	422,580
6.16%, 03/09/29 (a)(b)	250,000	253,355
4.58%, 06/19/29 (a)(b)	600,000	571,536
2.21%, 08/17/29 (a)(b)	400,000	339,952
4.95%, 03/31/30	400,000	387,596
3.97%, 05/22/30 (a)(b)	450,000	409,549
2.85%, 06/04/31 (a)(b)	250,000	208,088
2.36%, 08/18/31 (a)(b)	250,000	200,363
2.80%, 05/24/32 (a)(b)	500,000	401,730
2.87%, 11/22/32 (a)(b)	350,000	279,412
4.76%, 03/29/33 (a)(b)	200,000	176,246
5.40%, 08/11/33 (a)(b)	450,000	432,981
8.11%, 11/03/33 (a)(b)	200,000	218,366
6.25%, 03/09/34 (a)(b)	400,000	407,380
6.55%, 06/20/34 (a)(b)	300,000	297,453
7.40%, 11/13/34 (a)(b)	400,000	416,464
6.50%, 05/02/36	400,000	399,910
6.50%, 09/15/37	405,000	408,057
6.80%, 06/01/38	400,000	409,618
6.10%, 01/14/42	200,000	212,870
6.33%, 03/09/44 (a)(b)	400,000	407,076
5.25%, 03/14/44	200,000	179,022
HSBC USA, Inc.
5.63%, 03/17/25	250,000	250,017
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	200,000	190,224
6.21%, 08/21/29 (a)(b)	200,000	200,308
2.49%, 08/15/36 (a)(b)	250,000	181,213
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	236,903
5.65%, 01/10/30 (a)	250,000	243,067
ING Groep NV
3.95%, 03/29/27	200,000	190,120
1.73%, 04/01/27 (a)(b)	300,000	272,787
6.08%, 09/11/27 (a)(b)	200,000	201,542
4.02%, 03/28/28 (a)(b)	250,000	237,435
4.55%, 10/02/28	300,000	288,465
4.05%, 04/09/29	200,000	186,860
2.73%, 04/01/32 (a)(b)	200,000	163,078
4.25%, 03/28/33 (a)(b)	200,000	179,002
6.11%, 09/11/34 (a)(b)	200,000	200,846
JPMorgan Chase & Co.
3.13%, 01/23/25 (a)	395,000	384,987
3.90%, 07/15/25 (a)	450,000	440,415
7.75%, 07/15/25	150,000	156,216
1.56%, 12/10/25 (a)(b)	450,000	429,858
5.55%, 12/15/25 (a)(b)	550,000	548,443
2.60%, 02/24/26 (a)(b)	300,000	288,588
2.01%, 03/13/26 (a)(b)	400,000	381,144
3.30%, 04/01/26 (a)	435,000	416,134
2.08%, 04/22/26 (a)(b)	400,000	380,188
4.08%, 04/26/26 (a)(b)	500,000	489,255
3.20%, 06/15/26 (a)	250,000	238,783
2.95%, 10/01/26 (a)	550,000	520,228
7.63%, 10/15/26	150,000	160,332
1.05%, 11/19/26 (a)(b)	550,000	502,667
4.13%, 12/15/26	250,000	242,022

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.96%, 01/29/27 (a)(b)	300,000	290,424
1.04%, 02/04/27 (a)(b)	350,000	317,639
1.58%, 04/22/27 (a)(b)	625,000	569,094
8.00%, 04/29/27	150,000	163,866
1.47%, 09/22/27 (a)(b)	550,000	493,075
4.25%, 10/01/27	250,000	243,357
6.07%, 10/22/27 (a)(b)	300,000	305,049
3.63%, 12/01/27 (a)	150,000	141,908
3.78%, 02/01/28 (a)(b)	500,000	476,260
2.95%, 02/24/28 (a)(b)	250,000	231,663
4.32%, 04/26/28 (a)(b)	500,000	483,890
3.54%, 05/01/28 (a)(b)	450,000	423,567
2.18%, 06/01/28 (a)(b)	300,000	269,448
4.85%, 07/25/28 (a)(b)	500,000	492,475
3.51%, 01/23/29 (a)(b)	350,000	325,192
4.01%, 04/23/29 (a)(b)	300,000	283,491
2.07%, 06/01/29 (a)(b)	350,000	303,555
4.20%, 07/23/29 (a)(b)	450,000	428,197
5.30%, 07/24/29 (a)(b)	500,000	498,695
6.09%, 10/23/29 (a)(b)	300,000	308,880
4.45%, 12/05/29 (a)(b)	450,000	431,239
3.70%, 05/06/30 (a)(b)	450,000	412,168
4.57%, 06/14/30 (a)(b)	400,000	383,364
8.75%, 09/01/30	50,000	59,074
2.74%, 10/15/30 (a)(b)	650,000	561,561
4.49%, 03/24/31 (a)(b)	550,000	520,608
2.52%, 04/22/31 (a)(b)	500,000	419,775
2.96%, 05/13/31 (a)(b)	500,000	425,405
1.76%, 11/19/31 (a)(b)	250,000	195,900
1.95%, 02/04/32 (a)(b)	550,000	432,602
2.58%, 04/22/32 (a)(b)	575,000	470,453
2.55%, 11/08/32 (a)(b)	600,000	482,952
2.96%, 01/25/33 (a)(b)	600,000	496,332
4.59%, 04/26/33 (a)(b)	450,000	418,819
4.91%, 07/25/33 (a)(b)	800,000	760,616
5.72%, 09/14/33 (a)(b)	600,000	597,534
5.35%, 06/01/34 (a)(b)	800,000	782,128
6.25%, 10/23/34 (a)(b)	500,000	522,880
6.40%, 05/15/38	450,000	495,490
3.88%, 07/24/38 (a)(b)	400,000	336,028
5.50%, 10/15/40	230,000	229,814
3.11%, 04/22/41 (a)(b)	250,000	183,628
5.60%, 07/15/41	250,000	253,432
2.53%, 11/19/41 (a)(b)	300,000	200,568
5.40%, 01/06/42	250,000	248,222
3.16%, 04/22/42 (a)(b)	300,000	219,729
5.63%, 08/16/43	250,000	249,172
4.85%, 02/01/44	100,000	93,332
4.95%, 06/01/45	300,000	272,517
4.26%, 02/22/48 (a)(b)	350,000	291,497
4.03%, 07/24/48 (a)(b)	250,000	200,845
3.96%, 11/15/48 (a)(b)	600,000	475,818
3.90%, 01/23/49 (a)(b)	300,000	233,553
3.11%, 04/22/51 (a)(b)	400,000	268,648
3.33%, 04/22/52 (a)(b)	600,000	418,716
KeyBank NA
4.15%, 08/08/25	250,000	238,868
3.40%, 05/20/26	250,000	226,353
4.39%, 12/14/27	250,000	227,653
3.90%, 04/13/29	250,000	208,073
5.00%, 01/26/33 (a)	250,000	219,473
KeyCorp
4.15%, 10/29/25	100,000	96,313
4.10%, 04/30/28	150,000	137,105
2.55%, 10/01/29	100,000	80,496
4.79%, 06/01/33 (a)(b)	100,000	86,631
Lloyds Bank PLC
3.50%, 05/14/25	200,000	194,670
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lloyds Banking Group PLC
4.45%, 05/08/25	200,000	196,272
4.58%, 12/10/25	200,000	193,164
2.44%, 02/05/26 (a)(b)	200,000	191,500
3.51%, 03/18/26 (a)(b)	200,000	193,342
4.65%, 03/24/26	324,000	312,845
4.72%, 08/11/26 (a)(b)	200,000	195,766
3.75%, 01/11/27	200,000	189,078
1.63%, 05/11/27 (a)(b)	200,000	180,576
3.75%, 03/18/28 (a)(b)	200,000	187,508
4.38%, 03/22/28	300,000	284,823
4.55%, 08/16/28	200,000	191,228
3.57%, 11/07/28 (a)(b)	200,000	184,310
5.87%, 03/06/29 (a)(b)	200,000	200,654
4.98%, 08/11/33 (a)(b)	200,000	185,952
7.95%, 11/15/33 (a)(b)	200,000	216,318
5.30%, 12/01/45	200,000	174,080
3.37%, 12/14/46 (a)(b)	200,000	128,418
4.34%, 01/09/48	300,000	219,153
M&T Bank Corp.
5.05%, 01/27/34 (a)(b)	250,000	224,063
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	240,795
4.65%, 01/27/26 (a)	250,000	240,825
4.70%, 01/27/28 (a)	250,000	235,253
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/25	450,000	431,545
1.41%, 07/17/25	350,000	327,393
3.85%, 03/01/26	350,000	338,068
5.54%, 04/17/26 (a)(b)	300,000	298,944
2.76%, 09/13/26	200,000	186,250
3.68%, 02/22/27	200,000	190,524
1.54%, 07/20/27 (a)(b)	450,000	405,270
3.29%, 07/25/27	250,000	233,848
1.64%, 10/13/27 (a)(b)	250,000	223,928
2.34%, 01/19/28 (a)(b)	200,000	181,448
3.96%, 03/02/28	250,000	238,285
4.08%, 04/19/28 (a)(b)	200,000	191,144
5.02%, 07/20/28 (a)(b)	200,000	196,860
4.05%, 09/11/28	250,000	237,478
5.35%, 09/13/28 (a)(b)	200,000	199,534
3.74%, 03/07/29	300,000	279,582
5.24%, 04/19/29 (a)(b)	200,000	198,660
3.20%, 07/18/29	200,000	178,624
2.56%, 02/25/30	200,000	169,650
2.05%, 07/17/30	250,000	203,083
2.31%, 07/20/32 (a)(b)	200,000	159,836
2.49%, 10/13/32 (a)(b)	200,000	160,912
2.85%, 01/19/33 (a)(b)	200,000	164,518
4.32%, 04/19/33 (a)(b)	200,000	183,772
5.13%, 07/20/33 (a)(b)	300,000	292,086
5.47%, 09/13/33 (a)(b)	200,000	199,572
5.44%, 02/22/34 (a)(b)	200,000	199,054
5.41%, 04/19/34 (a)(b)	200,000	198,242
4.15%, 03/07/39	100,000	85,750
3.75%, 07/18/39	200,000	163,530
Mizuho Financial Group, Inc.
2.23%, 05/25/26 (a)(b)	200,000	189,526
2.84%, 09/13/26	200,000	186,242
3.66%, 02/28/27	200,000	189,256
1.23%, 05/22/27 (a)(b)	250,000	224,520
1.55%, 07/09/27 (a)(b)	250,000	225,250
3.17%, 09/11/27	300,000	276,867
4.02%, 03/05/28	200,000	189,880
5.41%, 09/13/28 (a)(b)	200,000	199,210
5.78%, 07/06/29 (a)(b)	300,000	303,519
3.15%, 07/16/30 (a)(b)	200,000	175,142
2.87%, 09/13/30 (a)(b)	200,000	171,720

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.74%, 05/27/31 (a)(b)	200,000	199,754
2.20%, 07/10/31 (a)(b)	250,000	201,015
1.98%, 09/08/31 (a)(b)	250,000	196,843
2.56%, 09/13/31	200,000	156,560
2.26%, 07/09/32 (a)(b)	200,000	157,014
5.67%, 09/13/33 (a)(b)	200,000	198,944
5.75%, 05/27/34 (a)(b)	200,000	200,142
Morgan Stanley
4.00%, 07/23/25	424,000	414,604
5.00%, 11/24/25	324,000	320,582
3.88%, 01/27/26	550,000	534,633
2.63%, 02/18/26 (a)(b)	200,000	192,156
2.19%, 04/28/26 (a)(b)	550,000	523,270
4.68%, 07/17/26 (a)(b)	350,000	344,120
3.13%, 07/27/26	500,000	472,950
6.25%, 08/09/26	212,000	216,511
4.35%, 09/08/26	300,000	291,180
6.14%, 10/16/26 (a)(b)	250,000	252,067
0.99%, 12/10/26 (a)(b)	500,000	453,220
3.63%, 01/20/27	450,000	429,916
5.05%, 01/28/27 (a)(b)	250,000	247,700
3.95%, 04/23/27	350,000	332,370
1.59%, 05/04/27 (a)(b)	700,000	634,830
1.51%, 07/20/27 (a)(b)	550,000	494,197
2.48%, 01/21/28 (a)(b)	400,000	364,856
4.21%, 04/20/28 (a)(b)	400,000	384,324
3.59%, 07/22/28 (a)(b)	500,000	468,130
6.30%, 10/18/28 (a)(b)	400,000	411,452
3.77%, 01/24/29 (a)(b)	550,000	513,425
5.12%, 02/01/29 (a)(b)	400,000	393,768
5.16%, 04/20/29 (a)(b)	500,000	492,195
5.45%, 07/20/29 (a)(b)	400,000	398,684
4.43%, 01/23/30 (a)(b)	600,000	570,006
2.70%, 01/22/31 (a)(b)	650,000	549,510
3.62%, 04/01/31 (a)(b)	500,000	444,230
1.79%, 02/13/32 (a)(b)	500,000	383,480
7.25%, 04/01/32	180,000	205,198
1.93%, 04/28/32 (a)(b)	450,000	346,189
2.24%, 07/21/32 (a)(b)	650,000	508,995
2.51%, 10/20/32 (a)(b)	450,000	357,390
2.94%, 01/21/33 (a)(b)	500,000	408,370
4.89%, 07/20/33 (a)(b)	400,000	374,976
6.34%, 10/18/33 (a)(b)	550,000	569,932
5.25%, 04/21/34 (a)(b)	550,000	527,461
5.42%, 07/21/34 (a)(b)	300,000	291,165
6.63%, 11/01/34 (a)(b)	350,000	371,182
2.48%, 09/16/36 (a)(b)	500,000	377,675
5.30%, 04/20/37 (a)(b)	350,000	325,188
5.95%, 01/19/38 (a)(b)	300,000	291,252
3.97%, 07/22/38 (a)(b)	300,000	250,539
4.46%, 04/22/39 (a)(b)	200,000	174,990
3.22%, 04/22/42 (a)(b)	350,000	254,814
6.38%, 07/24/42	300,000	327,468
4.30%, 01/27/45	405,000	341,119
4.38%, 01/22/47	400,000	336,424
5.60%, 03/24/51 (a)(b)	350,000	353,797
2.80%, 01/25/52 (a)(b)	350,000	218,904
Morgan Stanley Bank NA
5.48%, 07/16/25 (a)	300,000	300,768
4.75%, 04/21/26 (a)	250,000	247,075
5.88%, 10/30/26 (a)	250,000	254,132
National Australia Bank Ltd.
4.97%, 01/12/26	250,000	249,147
3.38%, 01/14/26	250,000	241,262
2.50%, 07/12/26	250,000	234,265
3.91%, 06/09/27	250,000	240,393
4.94%, 01/12/28	250,000	247,970
4.90%, 06/13/28	250,000	247,887
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Bank of Canada
5.25%, 01/17/25	250,000	249,062
NatWest Group PLC
4.80%, 04/05/26	350,000	343,483
7.47%, 11/10/26 (a)(b)	250,000	256,585
5.85%, 03/02/27 (a)(b)	200,000	199,494
1.64%, 06/14/27 (a)(b)	300,000	269,625
3.07%, 05/22/28 (a)(b)	200,000	182,212
5.52%, 09/30/28 (a)(b)	200,000	197,104
4.89%, 05/18/29 (a)(b)	300,000	287,364
5.81%, 09/13/29 (a)(b)	200,000	199,192
5.08%, 01/27/30 (a)(b)	200,000	191,468
4.45%, 05/08/30 (a)(b)	200,000	184,732
6.02%, 03/02/34 (a)(b)	200,000	200,220
3.03%, 11/28/35 (a)(b)	250,000	195,343
Northern Trust Corp.
3.95%, 10/30/25	250,000	244,400
4.00%, 05/10/27 (a)	100,000	97,193
3.65%, 08/03/28 (a)	100,000	94,544
3.15%, 05/03/29 (a)	100,000	91,021
1.95%, 05/01/30 (a)	200,000	165,526
6.13%, 11/02/32 (a)	200,000	206,574
PNC Bank NA
2.95%, 02/23/25 (a)	250,000	241,915
3.88%, 04/10/25 (a)	250,000	243,525
3.25%, 06/01/25 (a)	250,000	241,040
3.10%, 10/25/27 (a)	250,000	229,118
3.25%, 01/22/28 (a)	250,000	229,940
4.05%, 07/26/28	250,000	233,763
2.70%, 10/22/29	250,000	210,143
PNC Financial Services Group, Inc.
5.81%, 06/12/26 (a)(b)	250,000	249,957
2.60%, 07/23/26 (a)	100,000	93,447
1.15%, 08/13/26 (a)	150,000	134,453
4.76%, 01/26/27 (a)(b)	250,000	244,680
3.15%, 05/19/27 (a)	200,000	186,716
3.45%, 04/23/29 (a)	250,000	227,918
5.58%, 06/12/29 (a)(b)	400,000	397,512
2.55%, 01/22/30 (a)	300,000	253,884
2.31%, 04/23/32 (a)(b)	200,000	163,190
6.04%, 10/28/33 (a)(b)	250,000	250,707
5.07%, 01/24/34 (a)(b)	250,000	234,613
5.94%, 08/18/34 (a)(b)	150,000	149,364
6.88%, 10/20/34 (a)(b)	300,000	319,137
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	188,490
1.80%, 08/12/28 (a)	250,000	206,430
7.38%, 12/10/37	100,000	106,949
Royal Bank of Canada
1.60%, 01/21/25	200,000	191,866
3.38%, 04/14/25	250,000	243,200
4.95%, 04/25/25	250,000	248,262
1.15%, 06/10/25	350,000	328,580
4.88%, 01/12/26	200,000	198,386
0.88%, 01/20/26	200,000	182,584
4.65%, 01/27/26	300,000	294,999
1.20%, 04/27/26	200,000	181,714
1.15%, 07/14/26	150,000	134,993
5.20%, 07/20/26	250,000	249,792
1.40%, 11/02/26	200,000	179,684
3.63%, 05/04/27	250,000	237,425
4.24%, 08/03/27	250,000	242,457
6.00%, 11/01/27	250,000	257,000
5.20%, 08/01/28	200,000	199,506
2.30%, 11/03/31	250,000	200,878
3.88%, 05/04/32	200,000	179,466

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 02/01/33	300,000	289,314
5.00%, 05/02/33	150,000	144,384
Santander Holdings USA, Inc.
3.45%, 06/02/25 (a)	200,000	192,144
4.50%, 07/17/25 (a)	300,000	293,373
3.24%, 10/05/26 (a)(c)	150,000	138,629
4.40%, 07/13/27 (a)	150,000	142,991
2.49%, 01/06/28 (a)(b)	150,000	134,519
6.50%, 03/09/29 (a)(b)	200,000	202,442
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (a)(b)	200,000	183,896
6.83%, 11/21/26 (a)(b)	200,000	201,758
1.67%, 06/14/27 (a)(b)	300,000	267,879
3.82%, 11/03/28 (a)(b)	250,000	229,653
6.53%, 01/10/29 (a)(b)	200,000	201,716
2.90%, 03/15/32 (a)(b)	200,000	162,160
State Street Corp.
3.30%, 12/16/24	300,000	293,724
3.55%, 08/18/25	250,000	243,265
2.90%, 03/30/26 (a)(b)	200,000	192,948
2.65%, 05/19/26	250,000	236,340
5.27%, 08/03/26 (a)	150,000	149,970
5.75%, 11/04/26 (a)(b)	200,000	200,990
2.20%, 02/07/28 (a)(b)	100,000	91,182
4.14%, 12/03/29 (a)(b)	100,000	95,310
2.40%, 01/24/30	100,000	86,313
2.20%, 03/03/31	200,000	159,792
3.15%, 03/30/31 (a)(b)	100,000	87,559
2.62%, 02/07/33 (a)(b)	100,000	81,077
4.42%, 05/13/33 (a)(b)	100,000	92,995
4.16%, 08/04/33 (a)(b)	100,000	90,349
4.82%, 01/26/34 (a)(b)	150,000	141,152
5.16%, 05/18/34 (a)(b)	200,000	192,916
3.03%, 11/01/34 (a)(b)	100,000	86,550
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250,000	242,597
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	200,000	192,928
1.47%, 07/08/25	300,000	281,181
0.95%, 01/12/26	250,000	227,703
5.46%, 01/13/26	250,000	249,855
3.78%, 03/09/26	200,000	192,936
5.88%, 07/13/26	200,000	201,944
2.63%, 07/14/26	400,000	373,172
1.40%, 09/17/26	250,000	224,263
3.01%, 10/19/26	250,000	234,225
3.45%, 01/11/27	200,000	188,928
3.36%, 07/12/27	200,000	186,964
3.35%, 10/18/27	250,000	232,488
5.52%, 01/13/28	250,000	251,277
5.80%, 07/13/28	200,000	203,086
3.94%, 07/19/28	250,000	235,553
5.72%, 09/14/28	200,000	202,792
1.90%, 09/17/28	200,000	170,952
4.31%, 10/16/28	100,000	95,259
2.47%, 01/14/29	200,000	173,422
3.04%, 07/16/29	400,000	353,112
3.20%, 09/17/29	100,000	88,385
2.72%, 09/27/29	200,000	172,416
5.71%, 01/13/30	200,000	201,628
2.75%, 01/15/30	200,000	170,974
2.13%, 07/08/30	300,000	244,161
5.85%, 07/13/30	200,000	203,854
2.14%, 09/23/30	150,000	119,976
1.71%, 01/12/31	200,000	155,064
2.22%, 09/17/31	200,000	158,308
5.77%, 01/13/33	250,000	254,612
5.78%, 07/13/33	200,000	203,148
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.93%, 09/17/41	150,000	103,220
3.05%, 01/14/42	200,000	143,644
6.18%, 07/13/43	200,000	209,386
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	242,720
Synchrony Financial
4.50%, 07/23/25 (a)	250,000	240,798
3.70%, 08/04/26 (a)	200,000	185,038
3.95%, 12/01/27 (a)	200,000	179,740
5.15%, 03/19/29 (a)	150,000	139,193
2.88%, 10/28/31 (a)	100,000	74,242
Toronto-Dominion Bank
1.45%, 01/10/25	100,000	95,784
3.77%, 06/06/25	300,000	292,539
1.15%, 06/12/25	250,000	234,505
0.75%, 09/11/25	200,000	184,328
0.75%, 01/06/26	200,000	182,046
1.20%, 06/03/26	250,000	225,938
5.53%, 07/17/26	300,000	301,689
1.25%, 09/10/26	300,000	269,841
1.95%, 01/12/27	100,000	90,857
2.80%, 03/10/27	250,000	231,610
4.11%, 06/08/27	200,000	192,444
4.69%, 09/15/27	300,000	294,528
5.16%, 01/10/28	250,000	248,175
5.52%, 07/17/28	200,000	201,752
2.00%, 09/10/31	150,000	118,956
3.63%, 09/15/31 (a)(b)	300,000	281,892
2.45%, 01/12/32	150,000	120,317
3.20%, 03/10/32	300,000	253,230
4.46%, 06/08/32	300,000	279,090
Truist Bank
2.15%, 12/06/24 (a)	250,000	240,835
1.50%, 03/10/25 (a)	300,000	283,680
3.63%, 09/16/25 (a)	241,000	230,688
4.05%, 11/03/25 (a)	200,000	194,632
2.25%, 03/11/30 (a)	250,000	198,023
Truist Financial Corp.
4.00%, 05/01/25 (a)	200,000	195,302
1.20%, 08/05/25 (a)	200,000	185,666
4.26%, 07/28/26 (a)(b)	300,000	290,346
1.27%, 03/02/27 (a)(b)	200,000	180,034
6.05%, 06/08/27 (a)(b)	300,000	300,537
1.13%, 08/03/27 (a)	250,000	213,528
4.87%, 01/26/29 (a)(b)	250,000	239,880
3.88%, 03/19/29 (a)	100,000	91,127
1.89%, 06/07/29 (a)(b)	250,000	209,450
7.16%, 10/30/29 (a)(b)	300,000	313,698
1.95%, 06/05/30 (a)	100,000	80,096
4.92%, 07/28/33 (a)(b)	200,000	177,116
6.12%, 10/28/33 (a)(b)	150,000	148,077
5.12%, 01/26/34 (a)(b)	250,000	230,075
5.87%, 06/08/34 (a)(b)	300,000	292,815
U.S. Bancorp
1.45%, 05/12/25 (a)	300,000	282,999
3.10%, 04/27/26 (a)	250,000	236,865
2.38%, 07/22/26 (a)	200,000	185,328
5.73%, 10/21/26 (a)(b)	200,000	199,336
3.15%, 04/27/27 (a)	300,000	280,695
3.90%, 04/26/28 (a)	250,000	236,250
4.55%, 07/22/28 (a)(b)	250,000	240,668
4.65%, 02/01/29 (a)(b)	300,000	288,222
5.78%, 06/12/29 (a)(b)	300,000	299,982
3.00%, 07/30/29 (a)	150,000	130,052
1.38%, 07/22/30 (a)	250,000	191,805
2.68%, 01/27/33 (a)(b)	200,000	157,914
4.97%, 07/22/33 (a)(b)	250,000	223,925

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.85%, 10/21/33 (a)(b)	250,000	246,500
4.84%, 02/01/34 (a)(b)	350,000	320,701
5.84%, 06/12/34 (a)(b)	300,000	295,746
2.49%, 11/03/36 (a)(b)	250,000	185,210
U.S. Bank NA
2.05%, 01/21/25 (a)	250,000	240,613
2.80%, 01/27/25 (a)	250,000	241,847
UBS AG
5.80%, 09/11/25	200,000	200,826
5.65%, 09/11/28	250,000	252,887
4.50%, 06/26/48	200,000	180,746
UBS Group AG
3.75%, 03/26/25	500,000	485,405
4.55%, 04/17/26	250,000	243,760
4.88%, 05/15/45	250,000	220,800
Wachovia Corp.
5.50%, 08/01/35	130,000	125,250
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	44,035
Wells Fargo & Co.
3.00%, 02/19/25	450,000	436,729
3.55%, 09/29/25	350,000	338,562
6.00%, 10/28/25 (a)	100,000	100,074
2.16%, 02/11/26 (a)(b)	550,000	525,580
3.00%, 04/22/26	600,000	567,696
3.91%, 04/25/26 (a)(b)	500,000	486,905
2.19%, 04/30/26 (a)(b)	550,000	523,083
4.10%, 06/03/26	450,000	433,854
4.54%, 08/15/26 (a)(b)	300,000	294,252
3.00%, 10/23/26	650,000	609,024
3.20%, 06/17/27 (a)(b)	400,000	377,216
4.30%, 07/22/27	480,000	460,973
3.53%, 03/24/28 (a)(b)	650,000	609,745
3.58%, 05/22/28 (a)(b)	500,000	468,450
2.39%, 06/02/28 (a)(b)	550,000	494,554
4.81%, 07/25/28 (a)(b)	500,000	487,820
4.15%, 01/24/29 (a)	475,000	450,091
5.57%, 07/25/29 (a)(b)	750,000	749,542
6.30%, 10/23/29 (a)(b)	450,000	463,927
2.88%, 10/30/30 (a)(b)	600,000	516,534
2.57%, 02/11/31 (a)(b)	550,000	460,262
4.48%, 04/04/31 (a)(b)	400,000	373,496
3.35%, 03/02/33 (a)(b)	700,000	586,544
4.90%, 07/25/33 (a)(b)	750,000	702,892
5.39%, 04/24/34 (a)(b)	650,000	625,956
5.56%, 07/25/34 (a)(b)	750,000	730,500
6.49%, 10/23/34 (a)(b)	500,000	522,990
3.07%, 04/30/41 (a)(b)	650,000	466,004
5.38%, 11/02/43	300,000	272,301
5.61%, 01/15/44	450,000	419,112
4.65%, 11/04/44	300,000	247,713
3.90%, 05/01/45	330,000	255,842
4.90%, 11/17/45	350,000	297,514
4.40%, 06/14/46	300,000	234,039
4.75%, 12/07/46	400,000	328,980
5.01%, 04/04/51 (a)(b)	950,000	848,160
4.61%, 04/25/53 (a)(b)	625,000	524,394
5.95%, 12/01/86	150,000	144,509
Wells Fargo Bank NA
5.55%, 08/01/25 (a)	350,000	351,225
5.45%, 08/07/26 (a)	400,000	402,468
5.85%, 02/01/37	250,000	249,920
6.60%, 01/15/38	250,000	264,555
Westpac Banking Corp.
2.35%, 02/19/25	250,000	241,547
3.74%, 08/26/25	200,000	195,166
2.85%, 05/13/26	200,000	189,996
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.15%, 06/03/26	250,000	227,175
2.70%, 08/19/26	100,000	94,260
3.35%, 03/08/27	150,000	142,367
4.04%, 08/26/27	200,000	194,590
5.46%, 11/18/27	200,000	202,736
3.40%, 01/25/28	250,000	234,985
5.54%, 11/17/28	250,000	254,355
1.95%, 11/20/28	200,000	172,284
2.65%, 01/16/30	100,000	86,965
2.89%, 02/04/30 (a)(b)	200,000	191,166
2.15%, 06/03/31	250,000	204,108
4.32%, 11/23/31 (a)(b)	250,000	236,263
5.41%, 08/10/33 (a)(b)	150,000	141,272
4.11%, 07/24/34 (a)(b)	250,000	221,425
2.67%, 11/15/35 (a)(b)	250,000	194,543
3.02%, 11/18/36 (a)(b)	200,000	155,012
4.42%, 07/24/39	200,000	160,220
2.96%, 11/16/40	200,000	128,130
3.13%, 11/18/41	200,000	129,248
		254,272,039
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	150,000	129,061
Ameriprise Financial, Inc.
3.00%, 04/02/25 (a)	50,000	48,441
2.88%, 09/15/26 (a)	200,000	189,038
4.50%, 05/13/32 (a)	100,000	95,403
5.15%, 05/15/33 (a)	150,000	146,791
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	100,000	102,948
Ares Management Corp.
6.38%, 11/10/28 (a)	100,000	102,269
BlackRock, Inc.
3.25%, 04/30/29 (a)	150,000	140,127
2.40%, 04/30/30 (a)	200,000	173,208
1.90%, 01/28/31 (a)	250,000	203,375
2.10%, 02/25/32 (a)	200,000	160,608
4.75%, 05/25/33 (a)	300,000	292,437
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	150,000	150,463
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	125,000	96,335
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	100,000	64,467
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	100,000	96,855
3.90%, 01/25/28 (a)	150,000	141,061
4.85%, 03/29/29 (a)	150,000	144,739
4.35%, 04/15/30 (a)	150,000	139,003
2.72%, 04/15/31 (a)	100,000	81,792
4.70%, 09/20/47 (a)	100,000	80,741
3.50%, 03/30/51 (a)	150,000	99,278
3.63%, 02/15/52 (a)	100,000	66,257
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	96,136
1.63%, 12/15/30 (a)	200,000	159,364
Charles Schwab Corp.
3.00%, 03/10/25 (a)(d)	50,000	48,390
4.20%, 03/24/25 (a)(d)	100,000	98,330
3.63%, 04/01/25 (a)(d)	50,000	48,707
3.85%, 05/21/25 (a)(d)	100,000	97,516
3.45%, 02/13/26 (a)(d)	50,000	48,003
0.90%, 03/11/26 (a)(d)	200,000	180,354
1.15%, 05/13/26 (a)(d)	150,000	135,381
5.88%, 08/24/26 (a)(d)	150,000	151,494

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 03/02/27 (a)(d)	100,000	93,646
2.45%, 03/03/27 (a)(d)	250,000	227,522
3.30%, 04/01/27 (a)(d)	100,000	93,757
3.20%, 01/25/28 (a)(d)	100,000	92,171
2.00%, 03/20/28 (a)(d)	200,000	173,126
4.00%, 02/01/29 (a)(d)	100,000	93,939
5.64%, 05/19/29 (a)(b)(d)	200,000	199,448
3.25%, 05/22/29 (a)(d)	75,000	67,247
2.75%, 10/01/29 (a)(d)	50,000	43,033
4.63%, 03/22/30 (a)(d)	50,000	47,863
1.65%, 03/11/31 (a)(d)	100,000	76,790
2.30%, 05/13/31 (a)(d)	100,000	80,060
1.95%, 12/01/31 (a)(d)	125,000	95,644
2.90%, 03/03/32 (a)(d)	150,000	122,799
5.85%, 05/19/34 (a)(b)(d)	200,000	197,828
6.14%, 08/24/34 (a)(b)(d)	200,000	200,694
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	153,190
4.10%, 06/15/51 (a)	150,000	83,648
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	194,906
2.65%, 03/15/32 (a)	200,000	170,314
5.30%, 09/15/43 (a)	200,000	202,222
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	47,504
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	96,697
1.60%, 10/30/30 (a)	150,000	116,648
2.95%, 08/12/51 (a)	100,000	58,747
Intercontinental Exchange, Inc.
3.65%, 05/23/25	250,000	243,780
3.75%, 12/01/25 (a)	250,000	243,497
3.10%, 09/15/27 (a)	100,000	93,707
4.00%, 09/15/27 (a)	200,000	193,120
3.75%, 09/21/28 (a)	100,000	94,606
4.35%, 06/15/29 (a)	150,000	144,798
2.10%, 06/15/30 (a)	250,000	207,495
1.85%, 09/15/32 (a)	250,000	191,102
4.60%, 03/15/33 (a)	200,000	190,966
2.65%, 09/15/40 (a)	250,000	174,310
4.25%, 09/21/48 (a)	150,000	124,820
3.00%, 06/15/50 (a)	225,000	148,768
4.95%, 06/15/52 (a)	250,000	231,567
3.00%, 09/15/60 (a)	250,000	154,455
5.20%, 06/15/62 (a)	200,000	188,154
Invesco Finance PLC
3.75%, 01/15/26	130,000	125,597
5.38%, 11/30/43	100,000	92,201
Janus Henderson U.S. Holdings, Inc.
4.88%, 08/01/25 (a)	100,000	98,448
Jefferies Financial Group, Inc.
4.85%, 01/15/27	150,000	146,739
6.45%, 06/08/27	100,000	102,396
5.88%, 07/21/28 (a)	200,000	199,334
4.15%, 01/23/30	200,000	181,722
2.63%, 10/15/31 (a)	200,000	157,792
2.75%, 10/15/32 (a)	100,000	78,026
6.25%, 01/15/36	100,000	102,037
6.50%, 01/20/43	50,000	50,238
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	142,653
4.38%, 03/11/29 (a)	150,000	140,698
Legg Mason, Inc.
4.75%, 03/15/26	100,000	98,718
5.63%, 01/15/44	75,000	71,932
LPL Holdings, Inc.
6.75%, 11/17/28 (a)	150,000	153,558
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nasdaq, Inc.
5.65%, 06/28/25	100,000	100,326
3.85%, 06/30/26 (a)	150,000	144,912
5.35%, 06/28/28 (a)	175,000	175,975
5.55%, 02/15/34 (a)	200,000	200,120
2.50%, 12/21/40 (a)	150,000	98,096
3.25%, 04/28/50 (a)	100,000	65,782
3.95%, 03/07/52 (a)	100,000	74,647
5.95%, 08/15/53 (a)	125,000	126,569
6.10%, 06/28/63 (a)	150,000	152,989
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	192,850
5.10%, 07/03/25	200,000	197,388
1.85%, 07/16/25	200,000	187,422
5.71%, 01/09/26	200,000	199,700
1.65%, 07/14/26	200,000	180,262
2.33%, 01/22/27	250,000	225,345
6.07%, 07/12/28	200,000	202,434
2.17%, 07/14/28	200,000	170,994
3.10%, 01/16/30	200,000	170,808
2.68%, 07/16/30	300,000	246,333
2.61%, 07/14/31	200,000	158,926
3.00%, 01/22/32	200,000	161,418
6.18%, 01/18/33	200,000	204,942
6.09%, 07/12/33	200,000	203,676
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	97,225
4.95%, 07/15/46	150,000	130,366
3.75%, 04/01/51 (a)	150,000	106,206
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	87,673
		15,868,433
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (a)	150,000	145,732
6.50%, 07/15/25 (a)	150,000	150,903
4.45%, 10/01/25 (a)	150,000	145,875
1.75%, 01/30/26 (a)	250,000	228,827
4.45%, 04/03/26 (a)	150,000	145,858
2.45%, 10/29/26 (a)	600,000	546,690
6.10%, 01/15/27 (a)	150,000	150,883
3.65%, 07/21/27 (a)	250,000	232,862
4.63%, 10/15/27 (a)	150,000	144,057
5.75%, 06/06/28 (a)	200,000	199,446
3.00%, 10/29/28 (a)	600,000	529,482
3.30%, 01/30/32 (a)	700,000	580,944
3.40%, 10/29/33 (a)	300,000	243,003
3.85%, 10/29/41 (a)	300,000	224,268
Air Lease Corp.
2.30%, 02/01/25 (a)	100,000	95,804
3.25%, 03/01/25 (a)	150,000	144,821
3.38%, 07/01/25 (a)	125,000	120,029
2.88%, 01/15/26 (a)	300,000	282,366
3.75%, 06/01/26 (a)	150,000	142,895
1.88%, 08/15/26 (a)	250,000	226,265
2.20%, 01/15/27 (a)	150,000	134,739
3.63%, 04/01/27 (a)	100,000	93,712
3.63%, 12/01/27 (a)	150,000	138,951
5.85%, 12/15/27 (a)	150,000	150,747
4.63%, 10/01/28 (a)	100,000	95,227
3.25%, 10/01/29 (a)	100,000	87,818
3.00%, 02/01/30 (a)	100,000	85,281
3.13%, 12/01/30 (a)	150,000	126,236
2.88%, 01/15/32 (a)	150,000	121,806
Aircastle Ltd.
4.25%, 06/15/26 (a)	100,000	95,039

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ARES Capital Corp.
4.25%, 03/01/25 (a)	100,000	96,939
3.25%, 07/15/25 (a)	250,000	236,772
3.88%, 01/15/26 (a)	200,000	189,568
2.15%, 07/15/26 (a)	150,000	134,417
7.00%, 01/15/27	100,000	101,177
2.88%, 06/15/27 (a)	100,000	89,316
2.88%, 06/15/28 (a)	200,000	170,782
3.20%, 11/15/31 (a)	150,000	118,791
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	88,103
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	89,589
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	91,153
Blackstone Private Credit Fund
2.70%, 01/15/25 (a)	100,000	95,780
4.70%, 03/24/25	150,000	146,398
7.05%, 09/29/25	150,000	151,687
2.63%, 12/15/26 (a)	200,000	176,166
3.25%, 03/15/27 (a)	200,000	177,868
4.00%, 01/15/29 (a)	100,000	87,847
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	150,000	140,685
2.75%, 09/16/26 (a)	150,000	134,186
2.85%, 09/30/28 (a)	200,000	167,624
Blue Owl Capital Corp.
3.75%, 07/22/25 (a)	100,000	94,819
4.25%, 01/15/26 (a)	150,000	141,876
3.40%, 07/15/26 (a)	200,000	182,454
2.88%, 06/11/28 (a)	150,000	128,090
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	100,000	89,469
4.70%, 02/08/27 (a)	100,000	92,152
7.75%, 09/16/27 (a)	100,000	100,104
7.95%, 06/13/28 (a)(c)	125,000	125,525
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	85,372
FS KKR Capital Corp.
4.13%, 02/01/25 (a)	100,000	97,148
3.40%, 01/15/26 (a)	150,000	139,785
2.63%, 01/15/27 (a)	100,000	87,316
3.13%, 10/12/28 (a)	150,000	126,542
7.88%, 01/15/29 (a)	100,000	101,822
GATX Corp.
3.25%, 09/15/26 (a)	100,000	94,062
3.85%, 03/30/27 (a)	150,000	141,549
3.50%, 03/15/28 (a)	150,000	137,927
4.70%, 04/01/29 (a)	150,000	143,646
4.00%, 06/30/30 (a)	100,000	89,527
1.90%, 06/01/31 (a)	100,000	75,549
4.90%, 03/15/33 (a)	75,000	70,300
3.10%, 06/01/51 (a)	100,000	60,727
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	48,657
2.88%, 01/15/26 (a)	100,000	93,654
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	177,924
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	89,078
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	90,268
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	94,966
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	48,011
2.70%, 01/15/27 (a)	50,000	43,682
Prospect Capital Corp.
3.36%, 11/15/26 (a)	100,000	87,664
3.44%, 10/15/28 (a)	100,000	81,065
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	89,893
		11,846,037
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	87,138
ORIX Corp.
3.25%, 12/04/24	150,000	146,280
3.70%, 07/18/27	100,000	94,640
2.25%, 03/09/31	100,000	81,725
5.20%, 09/13/32	200,000	197,654
		607,437
Insurance 1.1%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	186,238
Aetna, Inc.
6.63%, 06/15/36	100,000	107,877
6.75%, 12/15/37	150,000	160,753
4.50%, 05/15/42 (a)	100,000	82,658
4.13%, 11/15/42 (a)	100,000	78,149
4.75%, 03/15/44 (a)	50,000	42,145
3.88%, 08/15/47 (a)	150,000	109,694
Aflac, Inc.
1.13%, 03/15/26 (a)	100,000	91,186
3.60%, 04/01/30 (a)	250,000	230,055
4.75%, 01/15/49 (a)	100,000	87,912
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	91,587
3.25%, 08/15/51 (a)	100,000	68,627
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	96,719
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	136,890
3.28%, 12/15/26 (a)	100,000	94,853
5.25%, 03/30/33 (a)	150,000	147,955
5.35%, 06/01/33	100,000	99,221
5.55%, 05/09/35	150,000	149,343
4.50%, 06/15/43	50,000	41,681
4.20%, 12/15/46 (a)	100,000	79,367
3.85%, 08/10/49 (a)	100,000	74,248
6.50%, 05/15/67 (a)(b)	100,000	92,318
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	90,000	85,259
American Financial Group, Inc.
4.50%, 06/15/47 (a)	100,000	79,227
American International Group, Inc.
3.40%, 06/30/30 (a)	150,000	133,422
5.13%, 03/27/33 (a)	150,000	146,114
3.88%, 01/15/35 (a)	78,000	67,174
6.25%, 05/01/36	50,000	51,143
4.50%, 07/16/44 (a)	145,000	121,617
4.80%, 07/10/45 (a)	100,000	86,674
4.75%, 04/01/48 (a)	200,000	173,802
5.75%, 04/01/48 (a)(b)	100,000	93,910
4.38%, 06/30/50 (a)	200,000	162,076

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aon Corp.
4.50%, 12/15/28 (a)	100,000	96,828
3.75%, 05/02/29 (a)	150,000	140,144
2.80%, 05/15/30 (a)	200,000	172,542
6.25%, 09/30/40	50,000	51,697
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	92,783
2.05%, 08/23/31 (a)	100,000	78,721
2.60%, 12/02/31 (a)	100,000	81,754
5.35%, 02/28/33 (a)	200,000	198,786
2.90%, 08/23/51 (a)	100,000	61,460
3.90%, 02/28/52 (a)	125,000	93,965
Aon Global Ltd.
3.88%, 12/15/25 (a)	200,000	194,452
4.60%, 06/14/44 (a)	150,000	126,819
4.75%, 05/15/45 (a)	100,000	86,458
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	95,927
5.03%, 12/15/46 (a)	100,000	87,166
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	200,000	142,258
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	85,000	75,938
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	100,000	79,780
6.50%, 02/15/34 (a)	100,000	105,707
3.50%, 05/20/51 (a)	150,000	103,254
3.05%, 03/09/52 (a)	100,000	60,452
5.75%, 03/02/53 (a)	100,000	97,083
6.75%, 02/15/54 (a)	100,000	108,796
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	97,222
3.70%, 02/22/30 (a)	100,000	87,305
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	168,724
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	187,142
6.15%, 04/03/30 (a)	100,000	101,652
3.50%, 01/15/31 (a)	100,000	84,963
6.65%, 02/01/33 (a)	100,000	103,715
3.95%, 05/25/51 (a)	100,000	69,958
3.45%, 05/15/52 (a)	50,000	31,367
AXA SA
8.60%, 12/15/30	100,000	118,306
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	91,676
4.90%, 01/15/40 (a)(b)	50,000	40,947
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	139,998
1.85%, 03/12/30 (a)	100,000	84,628
1.45%, 10/15/30 (a)	150,000	121,866
2.88%, 03/15/32 (a)	200,000	173,264
5.75%, 01/15/40	200,000	215,432
4.30%, 05/15/43	150,000	134,651
4.20%, 08/15/48 (a)	400,000	343,432
4.25%, 01/15/49 (a)	350,000	302,354
2.85%, 10/15/50 (a)	400,000	261,820
2.50%, 01/15/51 (a)	100,000	61,133
3.85%, 03/15/52 (a)	450,000	352,300
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	350,000	338,285
4.50%, 02/11/43	100,000	93,769
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	138,873
5.63%, 05/15/30 (a)	150,000	147,391
4.70%, 06/22/47 (a)	200,000	145,734
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brown & Brown, Inc.
2.38%, 03/15/31 (a)	150,000	119,573
4.20%, 03/17/32 (a)	100,000	88,797
4.95%, 03/17/52 (a)	100,000	83,297
Centene Corp.
4.25%, 12/15/27 (a)	400,000	377,844
2.45%, 07/15/28 (a)	400,000	346,964
4.63%, 12/15/29 (a)	600,000	557,934
3.38%, 02/15/30 (a)	400,000	346,092
3.00%, 10/15/30 (a)	400,000	333,284
2.50%, 03/01/31 (a)	400,000	319,708
2.63%, 08/01/31 (a)	200,000	158,986
Chubb Corp.
6.50%, 05/15/38	100,000	110,330
Chubb INA Holdings, Inc.
3.15%, 03/15/25	150,000	145,845
3.35%, 05/03/26 (a)	200,000	192,978
1.38%, 09/15/30 (a)	250,000	197,702
4.15%, 03/13/43	200,000	168,862
4.35%, 11/03/45 (a)	250,000	217,715
2.85%, 12/15/51 (a)	150,000	99,770
3.05%, 12/15/61 (a)	250,000	162,572
Cincinnati Financial Corp.
6.13%, 11/01/34	150,000	151,509
CNA Financial Corp.
4.50%, 03/01/26 (a)	150,000	146,896
3.45%, 08/15/27 (a)	100,000	93,863
3.90%, 05/01/29 (a)	100,000	92,985
2.05%, 08/15/30 (a)	100,000	80,612
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	143,954
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	200,000	193,962
3.65%, 04/05/27 (a)	250,000	235,445
3.85%, 04/05/29 (a)	150,000	137,538
3.90%, 04/05/32 (a)	400,000	351,244
4.35%, 04/05/42 (a)	100,000	80,421
4.40%, 04/05/52 (a)	250,000	195,082
6.88%, 12/15/52 (a)(b)	175,000	168,479
Elevance Health, Inc.
3.35%, 12/01/24 (a)	100,000	97,713
2.38%, 01/15/25 (a)	175,000	168,975
4.90%, 02/08/26 (a)	150,000	148,554
1.50%, 03/15/26 (a)	100,000	92,049
3.65%, 12/01/27 (a)	300,000	285,402
4.10%, 03/01/28 (a)	150,000	144,780
2.88%, 09/15/29 (a)	150,000	133,493
2.25%, 05/15/30 (a)	200,000	167,772
2.55%, 03/15/31 (a)	200,000	166,908
5.50%, 10/15/32 (a)	150,000	151,723
4.75%, 02/15/33 (a)	250,000	240,837
6.38%, 06/15/37	100,000	106,052
4.63%, 05/15/42	200,000	175,406
4.65%, 01/15/43	150,000	131,256
5.10%, 01/15/44	150,000	137,115
4.65%, 08/15/44 (a)	150,000	130,506
4.38%, 12/01/47 (a)	250,000	208,952
4.55%, 03/01/48 (a)	150,000	127,995
3.70%, 09/15/49 (a)	150,000	110,579
3.13%, 05/15/50 (a)	200,000	133,196
3.60%, 03/15/51 (a)	200,000	145,000
4.55%, 05/15/52 (a)	100,000	84,820
6.10%, 10/15/52 (a)	150,000	159,045
5.13%, 02/15/53 (a)	150,000	139,326
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	94,915
3.10%, 09/01/31 (a)	100,000	79,170

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	350,000	332,853
5.00%, 04/20/48 (a)	250,000	219,130
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	85,818
3.50%, 10/15/50 (a)	200,000	135,600
3.13%, 10/15/52 (a)	150,000	94,742
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	101,280
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	97,324
4.63%, 04/29/30 (a)	125,000	116,466
3.38%, 03/03/31 (a)	100,000	84,934
5.63%, 08/16/32 (a)	100,000	97,185
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	216,367
2.45%, 03/15/31 (a)	150,000	119,187
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	87,126
2.40%, 08/15/31 (a)	100,000	76,028
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	96,169
2.15%, 08/15/30 (a)	150,000	120,851
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	78,478
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	132,308
6.10%, 10/01/41	80,000	80,996
4.40%, 03/15/48 (a)	100,000	82,078
3.60%, 08/19/49 (a)	150,000	107,097
2.90%, 09/15/51 (a)	150,000	92,871
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	104,312
Humana, Inc.
4.50%, 04/01/25 (a)	100,000	98,667
5.70%, 03/13/26 (a)	100,000	100,025
1.35%, 02/03/27 (a)	150,000	133,313
3.95%, 03/15/27 (a)	100,000	96,288
5.75%, 12/01/28 (a)	100,000	102,057
3.70%, 03/23/29 (a)	100,000	93,628
3.13%, 08/15/29 (a)	150,000	135,438
4.88%, 04/01/30 (a)	100,000	97,697
2.15%, 02/03/32 (a)	150,000	117,878
5.88%, 03/01/33 (a)	150,000	153,912
4.95%, 10/01/44 (a)	100,000	88,963
4.80%, 03/15/47 (a)	100,000	86,608
3.95%, 08/15/49 (a)	150,000	114,213
5.50%, 03/15/53 (a)	150,000	144,386
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	79,830
5.67%, 06/08/32 (a)	100,000	97,489
4.00%, 11/23/51 (a)	100,000	63,779
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	97,256
2.40%, 09/30/30 (a)	150,000	111,885
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	141,699
3.80%, 03/01/28 (a)	100,000	93,372
3.05%, 01/15/30 (a)	100,000	83,856
3.40%, 01/15/31 (a)	100,000	83,556
3.40%, 03/01/32 (a)	75,000	60,653
7.00%, 06/15/40	100,000	104,158
4.38%, 06/15/50 (a)	150,000	108,419
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Loews Corp.
3.20%, 05/15/30 (a)	100,000	88,702
6.00%, 02/01/35	100,000	103,915
4.13%, 05/15/43 (a)	100,000	81,947
Manulife Financial Corp.
4.15%, 03/04/26	200,000	195,752
2.48%, 05/19/27 (a)	100,000	91,159
4.06%, 02/24/32 (a)(b)	200,000	182,972
3.70%, 03/16/32 (a)	150,000	135,348
Markel Group, Inc.
3.50%, 11/01/27 (a)	100,000	93,542
3.35%, 09/17/29 (a)	100,000	89,729
5.00%, 04/05/46	200,000	170,802
4.30%, 11/01/47 (a)	75,000	57,863
4.15%, 09/17/50 (a)	100,000	74,761
Marsh & McLennan Cos., Inc.
3.50%, 03/10/25 (a)	100,000	97,706
3.75%, 03/14/26 (a)	150,000	145,892
4.38%, 03/15/29 (a)	250,000	243,527
2.25%, 11/15/30 (a)	140,000	116,682
5.75%, 11/01/32 (a)	100,000	104,202
5.88%, 08/01/33	100,000	104,887
5.40%, 09/15/33 (a)	100,000	101,955
4.75%, 03/15/39 (a)	150,000	138,437
4.35%, 01/30/47 (a)	100,000	84,192
4.20%, 03/01/48 (a)	50,000	40,788
4.90%, 03/15/49 (a)	200,000	182,268
6.25%, 11/01/52 (a)	100,000	108,618
5.45%, 03/15/53 (a)	150,000	146,725
5.70%, 09/15/53 (a)	100,000	101,999
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	94,085
MetLife, Inc.
3.60%, 11/13/25 (a)	100,000	97,255
4.55%, 03/23/30 (a)	200,000	195,448
6.50%, 12/15/32	100,000	108,987
5.38%, 07/15/33 (a)	150,000	149,632
6.38%, 06/15/34	200,000	215,570
5.70%, 06/15/35	250,000	256,082
5.88%, 02/06/41	150,000	153,846
4.13%, 08/13/42	100,000	82,313
4.88%, 11/13/43	250,000	227,322
4.72%, 12/15/44	100,000	87,385
4.05%, 03/01/45	100,000	81,058
4.60%, 05/13/46 (a)	100,000	87,690
5.00%, 07/15/52 (a)	100,000	91,427
5.25%, 01/15/54 (a)	150,000	141,974
6.40%, 12/15/66 (a)	230,000	226,895
10.75%, 08/01/69 (a)(b)	75,000	98,084
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	40,000	36,998
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	143,501
3.85%, 06/11/51 (a)	125,000	85,635
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	92,338
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	121,538
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	94,011
3.70%, 05/15/29 (a)	150,000	138,116
2.13%, 06/15/30 (a)	150,000	123,024
6.05%, 10/15/36	100,000	103,012
4.30%, 11/15/46 (a)	137,000	107,970
5.50%, 03/15/53 (a)	75,000	69,752

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Progressive Corp.
2.45%, 01/15/27	100,000	92,730
4.00%, 03/01/29 (a)	150,000	144,201
3.20%, 03/26/30 (a)	100,000	89,130
6.25%, 12/01/32	150,000	160,321
4.95%, 06/15/33 (a)	100,000	98,435
3.70%, 01/26/45	100,000	75,971
4.13%, 04/15/47 (a)	100,000	81,829
4.20%, 03/15/48 (a)	100,000	82,790
3.95%, 03/26/50 (a)	100,000	78,396
3.70%, 03/15/52 (a)	100,000	74,735
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	97,000	92,841
2.10%, 03/10/30 (a)	200,000	168,694
5.70%, 12/14/36	150,000	155,791
6.63%, 12/01/37	150,000	164,731
3.00%, 03/10/40 (a)	250,000	182,750
4.60%, 05/15/44	150,000	129,378
5.38%, 05/15/45 (a)(b)	150,000	145,302
4.50%, 09/15/47 (a)(b)	100,000	90,120
3.91%, 12/07/47 (a)	200,000	152,646
5.70%, 09/15/48 (a)(b)	150,000	139,712
3.94%, 12/07/49 (a)	100,000	75,989
4.35%, 02/25/50 (a)	150,000	122,229
3.70%, 10/01/50 (a)(b)	200,000	165,390
3.70%, 03/13/51 (a)	300,000	220,593
5.13%, 03/01/52 (a)(b)	200,000	177,990
6.00%, 09/01/52 (a)(b)	200,000	189,384
Prudential Funding Asia PLC
3.13%, 04/14/30	200,000	174,180
Radian Group, Inc.
6.63%, 03/15/25 (a)	150,000	149,742
4.88%, 03/15/27 (a)	100,000	94,773
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	183,944
3.15%, 06/15/30 (a)	200,000	172,566
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	136,157
5.75%, 06/05/33 (a)	150,000	147,000
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	74,852
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	121,549
Travelers Cos., Inc.
6.75%, 06/20/36	150,000	168,340
5.35%, 11/01/40	100,000	98,995
4.60%, 08/01/43	200,000	178,910
4.00%, 05/30/47 (a)	200,000	161,070
4.10%, 03/04/49 (a)	100,000	81,068
2.55%, 04/27/50 (a)	200,000	121,680
3.05%, 06/08/51 (a)	200,000	133,828
5.45%, 05/25/53 (a)	150,000	149,760
UnitedHealth Group, Inc.
3.75%, 07/15/25	255,000	249,724
5.15%, 10/15/25	50,000	50,261
1.25%, 01/15/26	100,000	92,764
3.10%, 03/15/26	200,000	192,258
1.15%, 05/15/26 (a)	200,000	183,356
3.45%, 01/15/27	150,000	143,802
3.38%, 04/15/27	150,000	143,127
3.70%, 05/15/27 (a)	50,000	48,227
2.95%, 10/15/27	150,000	140,004
5.25%, 02/15/28 (a)	200,000	204,104
3.85%, 06/15/28	250,000	240,127
3.88%, 12/15/28	150,000	143,759
4.25%, 01/15/29 (a)	200,000	195,116
4.00%, 05/15/29 (a)	150,000	143,901
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 08/15/29	200,000	180,484
5.30%, 02/15/30 (a)	200,000	204,322
2.00%, 05/15/30	200,000	167,442
2.30%, 05/15/31 (a)	300,000	250,410
4.20%, 05/15/32 (a)	250,000	235,840
5.35%, 02/15/33 (a)	350,000	357,672
4.50%, 04/15/33 (a)	250,000	239,925
4.63%, 07/15/35	200,000	192,446
5.80%, 03/15/36	193,000	202,995
6.50%, 06/15/37	100,000	111,612
6.63%, 11/15/37	150,000	168,952
6.88%, 02/15/38	100,000	116,364
3.50%, 08/15/39 (a)	250,000	201,042
2.75%, 05/15/40 (a)	150,000	107,466
5.70%, 10/15/40 (a)	75,000	76,879
5.95%, 02/15/41 (a)	100,000	104,421
3.05%, 05/15/41 (a)	300,000	221,964
4.63%, 11/15/41 (a)	100,000	90,447
4.38%, 03/15/42 (a)	100,000	86,452
3.95%, 10/15/42 (a)	100,000	81,831
4.25%, 03/15/43 (a)	100,000	86,156
4.75%, 07/15/45	350,000	319,931
4.20%, 01/15/47 (a)	150,000	124,622
4.25%, 04/15/47 (a)	100,000	82,927
3.75%, 10/15/47 (a)	200,000	155,166
4.25%, 06/15/48 (a)	250,000	208,865
4.45%, 12/15/48 (a)	175,000	151,249
3.70%, 08/15/49 (a)	150,000	113,691
2.90%, 05/15/50 (a)	250,000	162,887
3.25%, 05/15/51 (a)	350,000	245,539
4.75%, 05/15/52 (a)	300,000	270,360
5.88%, 02/15/53 (a)	350,000	372,456
5.05%, 04/15/53 (a)	300,000	284,607
3.88%, 08/15/59 (a)	200,000	150,240
3.13%, 05/15/60 (a)	150,000	97,428
4.95%, 05/15/62 (a)	150,000	137,046
6.05%, 02/15/63 (a)	250,000	270,655
5.20%, 04/15/63 (a)	350,000	334,981
Unum Group
4.00%, 06/15/29 (a)	100,000	92,343
5.75%, 08/15/42	100,000	90,330
4.50%, 12/15/49 (a)	100,000	72,918
4.13%, 06/15/51 (a)	100,000	69,306
Voya Financial, Inc.
3.65%, 06/15/26	100,000	95,641
5.70%, 07/15/43	100,000	91,366
4.70%, 01/23/48 (a)(b)	100,000	80,879
W R Berkley Corp.
4.00%, 05/12/50 (a)	50,000	36,870
3.55%, 03/30/52 (a)	100,000	66,817
3.15%, 09/30/61 (a)	100,000	58,048
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	146,131
4.50%, 09/15/28 (a)	150,000	143,883
2.95%, 09/15/29 (a)	200,000	175,096
5.35%, 05/15/33 (a)	150,000	146,680
3.88%, 09/15/49 (a)	150,000	109,319
XL Group Ltd.
5.25%, 12/15/43	55,000	50,358
		48,490,675
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	150,000	124,746
4.80%, 10/01/32 (a)	100,000	91,060

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	145,626
3.80%, 04/15/26 (a)	100,000	96,322
3.95%, 01/15/28 (a)	100,000	94,006
4.50%, 07/30/29 (a)	50,000	47,288
2.75%, 12/15/29 (a)	100,000	84,846
4.70%, 07/01/30 (a)	100,000	93,683
4.90%, 12/15/30 (a)	150,000	143,989
3.38%, 08/15/31 (a)	150,000	129,561
2.00%, 05/18/32 (a)	100,000	75,548
1.88%, 02/01/33 (a)	150,000	110,264
2.95%, 03/15/34 (a)	150,000	118,457
4.75%, 04/15/35 (a)	100,000	91,615
4.85%, 04/15/49 (a)	50,000	41,281
4.00%, 02/01/50 (a)	150,000	110,123
3.00%, 05/18/51 (a)	150,000	90,177
3.55%, 03/15/52 (a)	175,000	118,213
5.15%, 04/15/53 (a)	100,000	89,490
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	94,833
4.90%, 02/15/29 (a)	100,000	96,224
2.38%, 07/15/31 (a)	100,000	78,462
3.63%, 04/15/32 (a)	150,000	128,806
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	100,000	97,243
2.95%, 05/11/26 (a)	100,000	94,774
2.90%, 10/15/26 (a)	100,000	94,193
3.30%, 06/01/29 (a)	200,000	180,968
2.30%, 03/01/30 (a)	100,000	84,145
2.45%, 01/15/31 (a)	150,000	124,271
2.05%, 01/15/32 (a)	150,000	120,419
5.00%, 02/15/33 (a)	100,000	97,803
3.90%, 10/15/46 (a)	150,000	112,482
Boston Properties LP
3.65%, 02/01/26 (a)	150,000	142,032
2.75%, 10/01/26 (a)	200,000	181,412
6.75%, 12/01/27 (a)	150,000	152,694
4.50%, 12/01/28 (a)	150,000	138,004
3.40%, 06/21/29 (a)	200,000	170,846
2.90%, 03/15/30 (a)	100,000	80,354
3.25%, 01/30/31 (a)	200,000	162,352
2.55%, 04/01/32 (a)	150,000	111,933
2.45%, 10/01/33 (a)	200,000	140,668
6.50%, 01/15/34 (a)	150,000	147,858
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	150,000	145,905
4.13%, 06/15/26 (a)	150,000	143,661
3.90%, 03/15/27 (a)	100,000	93,852
4.13%, 05/15/29 (a)	150,000	137,448
4.05%, 07/01/30 (a)	150,000	134,845
2.50%, 08/16/31 (a)	100,000	79,127
Camden Property Trust
4.10%, 10/15/28 (a)	100,000	95,096
3.15%, 07/01/29 (a)	100,000	89,840
2.80%, 05/15/30 (a)	100,000	86,320
3.35%, 11/01/49 (a)	50,000	34,612
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	91,915
2.00%, 01/15/29 (a)	150,000	119,903
2.75%, 04/15/31 (a)	100,000	76,825
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	140,454
4.38%, 02/15/29 (a)	100,000	94,066
2.00%, 02/15/31 (a)	100,000	77,598
2.50%, 02/15/32 (a)	150,000	118,173
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	141,528
5.55%, 01/15/28 (a)	150,000	149,916
4.45%, 07/15/28 (a)	150,000	143,203
3.60%, 07/01/29 (a)	150,000	135,643
EPR Properties
4.75%, 12/15/26 (a)	150,000	141,346
4.50%, 06/01/27 (a)	150,000	137,989
3.75%, 08/15/29 (a)	100,000	83,779
3.60%, 11/15/31 (a)	100,000	77,644
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	96,918
2.85%, 11/01/26 (a)	150,000	140,535
3.50%, 03/01/28 (a)	100,000	93,716
4.15%, 12/01/28 (a)	100,000	95,275
3.00%, 07/01/29 (a)	100,000	89,314
2.50%, 02/15/30 (a)	100,000	85,440
4.50%, 07/01/44 (a)	150,000	123,929
4.50%, 06/01/45 (a)	50,000	39,992
4.00%, 08/01/47 (a)	100,000	74,349
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	75,227
Essex Portfolio LP
3.50%, 04/01/25 (a)	130,000	126,104
3.38%, 04/15/26 (a)	50,000	47,720
4.00%, 03/01/29 (a)	150,000	139,435
3.00%, 01/15/30 (a)	100,000	85,831
1.65%, 01/15/31 (a)	150,000	114,243
2.65%, 03/15/32 (a)	150,000	119,894
2.65%, 09/01/50 (a)	100,000	55,587
Extra Space Storage LP
3.88%, 12/15/27 (a)	150,000	140,668
5.70%, 04/01/28 (a)	150,000	150,618
4.00%, 06/15/29 (a)	100,000	92,203
2.20%, 10/15/30 (a)	50,000	39,913
2.55%, 06/01/31 (a)	100,000	80,003
2.40%, 10/15/31 (a)	150,000	118,290
2.35%, 03/15/32 (a)	150,000	116,451
Federal Realty OP LP
1.25%, 02/15/26 (a)	150,000	136,735
3.25%, 07/15/27 (a)	100,000	92,471
3.50%, 06/01/30 (a)	100,000	87,427
4.50%, 12/01/44 (a)	100,000	77,415
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	100,000	94,297
3.10%, 02/15/30 (a)	150,000	127,635
2.00%, 03/15/31 (a)	100,000	77,569
2.05%, 03/15/31 (a)	150,000	111,795
Healthpeak OP LLC
3.40%, 02/01/25 (a)	100,000	97,263
3.25%, 07/15/26 (a)	200,000	189,836
3.50%, 07/15/29 (a)	150,000	134,751
3.00%, 01/15/30 (a)	100,000	85,942
2.88%, 01/15/31 (a)	250,000	206,752
5.25%, 12/15/32 (a)	150,000	145,159
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	87,170
3.05%, 02/15/30 (a)	100,000	79,147
2.60%, 02/01/31 (a)	100,000	74,236
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	105,000	101,703
3.38%, 12/15/29 (a)	150,000	128,943
3.50%, 09/15/30 (a)	225,000	192,348

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hudson Pacific Properties LP
5.95%, 02/15/28 (a)	75,000	63,527
4.65%, 04/01/29 (a)	100,000	75,429
3.25%, 01/15/30 (a)	100,000	66,894
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	170,994
2.00%, 08/15/31 (a)	100,000	75,831
4.15%, 04/15/32 (a)	100,000	87,775
5.50%, 08/15/33 (a)	100,000	95,615
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	90,589
4.25%, 08/15/29 (a)	120,000	104,534
3.05%, 02/15/30 (a)	150,000	120,753
2.50%, 11/15/32 (a)	150,000	105,380
Kimco Realty OP LLC
3.30%, 02/01/25 (a)	100,000	97,150
2.80%, 10/01/26 (a)	100,000	93,066
1.90%, 03/01/28 (a)	100,000	85,670
2.70%, 10/01/30 (a)	200,000	166,178
2.25%, 12/01/31 (a)	100,000	77,721
4.60%, 02/01/33 (a)	100,000	91,769
6.40%, 03/01/34 (a)	100,000	104,000
4.25%, 04/01/45 (a)	150,000	114,011
4.13%, 12/01/46 (a)	100,000	72,861
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	93,299
Kite Realty Group Trust
4.75%, 09/15/30 (a)	100,000	91,245
LXP Industrial Trust
2.70%, 09/15/30 (a)	150,000	120,246
Mid-America Apartments LP
1.10%, 09/15/26 (a)	100,000	89,575
3.60%, 06/01/27 (a)	150,000	142,645
4.20%, 06/15/28 (a)	100,000	95,762
3.95%, 03/15/29 (a)	50,000	47,131
2.75%, 03/15/30 (a)	100,000	85,505
1.70%, 02/15/31 (a)	100,000	78,254
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	76,222
NNN REIT, Inc.
4.00%, 11/15/25 (a)	100,000	96,921
3.50%, 10/15/27 (a)	100,000	92,490
4.30%, 10/15/28 (a)	100,000	94,348
2.50%, 04/15/30 (a)	100,000	82,927
4.80%, 10/15/48 (a)	50,000	40,363
3.10%, 04/15/50 (a)	100,000	61,054
3.00%, 04/15/52 (a)	100,000	59,829
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	100,000	97,608
4.50%, 04/01/27 (a)	150,000	140,980
4.75%, 01/15/28 (a)	100,000	93,573
3.63%, 10/01/29 (a)	150,000	128,177
3.38%, 02/01/31 (a)	150,000	121,968
3.25%, 04/15/33 (a)	100,000	76,485
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	77,148
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	95,833
2.63%, 11/01/31 (a)	100,000	79,220
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	150,000	108,681
Prologis LP
3.25%, 06/30/26 (a)	130,000	124,375
2.13%, 04/15/27 (a)	150,000	136,137
4.88%, 06/15/28 (a)	200,000	198,234
3.88%, 09/15/28 (a)	150,000	141,789
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 02/01/29 (a)	50,000	47,980
2.88%, 11/15/29 (a)	50,000	43,862
2.25%, 04/15/30 (a)	200,000	167,350
1.75%, 07/01/30 (a)	75,000	60,011
1.25%, 10/15/30 (a)	100,000	77,208
1.63%, 03/15/31 (a)	100,000	77,643
2.25%, 01/15/32 (a)	100,000	80,095
4.63%, 01/15/33 (a)	150,000	142,701
4.75%, 06/15/33 (a)	150,000	143,322
5.13%, 01/15/34 (a)	150,000	147,535
3.05%, 03/01/50 (a)	50,000	32,616
3.00%, 04/15/50 (a)	150,000	96,639
2.13%, 10/15/50 (a)	150,000	80,277
5.25%, 06/15/53 (a)	150,000	141,651
Public Storage Operating Co.
0.88%, 02/15/26 (a)	125,000	113,960
1.50%, 11/09/26 (a)	150,000	136,195
3.09%, 09/15/27 (a)	50,000	46,809
1.85%, 05/01/28 (a)	150,000	130,875
5.13%, 01/15/29 (a)	100,000	100,814
3.39%, 05/01/29 (a)	150,000	138,162
2.30%, 05/01/31 (a)	100,000	82,232
2.25%, 11/09/31 (a)	100,000	80,829
5.35%, 08/01/53 (a)	100,000	96,400
Realty Income Corp.
3.88%, 04/15/25 (a)	150,000	146,803
0.75%, 03/15/26 (a)	150,000	135,054
4.88%, 06/01/26 (a)	100,000	98,954
4.13%, 10/15/26 (a)	100,000	96,913
3.00%, 01/15/27 (a)	180,000	168,003
3.95%, 08/15/27 (a)	150,000	142,914
3.40%, 01/15/28 (a)	100,000	93,031
2.20%, 06/15/28 (a)	100,000	87,386
4.70%, 12/15/28 (a)	150,000	146,340
3.10%, 12/15/29 (a)	100,000	88,063
3.25%, 01/15/31 (a)	200,000	173,750
5.63%, 10/13/32 (a)	150,000	151,440
2.85%, 12/15/32 (a)	150,000	121,968
1.80%, 03/15/33 (a)	100,000	73,262
4.90%, 07/15/33 (a)	100,000	95,208
4.65%, 03/15/47 (a)	100,000	86,917
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	141,090
3.70%, 06/15/30 (a)	100,000	89,372
4.40%, 02/01/47 (a)	100,000	77,197
4.65%, 03/15/49 (a)	75,000	59,891
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	150,000	114,825
Sabra Health Care LP
3.90%, 10/15/29 (a)	100,000	86,854
3.20%, 12/01/31 (a)	150,000	117,431
Safehold GL Holdings LLC
2.85%, 01/15/32 (a)	100,000	77,475
Simon Property Group LP
3.50%, 09/01/25 (a)	250,000	241,475
3.30%, 01/15/26 (a)	100,000	95,812
3.25%, 11/30/26 (a)	250,000	236,280
3.38%, 12/01/27 (a)	150,000	139,710
1.75%, 02/01/28 (a)	175,000	152,533
2.45%, 09/13/29 (a)	250,000	214,020
2.65%, 07/15/30 (a)	150,000	127,023
2.20%, 02/01/31 (a)	150,000	120,200
2.25%, 01/15/32 (a)	200,000	156,764
2.65%, 02/01/32 (a)	100,000	81,463
5.50%, 03/08/33 (a)	150,000	148,680
6.75%, 02/01/40 (a)	100,000	106,440
4.25%, 11/30/46 (a)	150,000	114,534

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 09/13/49 (a)	150,000	98,997
3.80%, 07/15/50 (a)	175,000	126,019
5.85%, 03/08/53 (a)	150,000	145,932
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	145,069
4.70%, 06/01/27 (a)	100,000	96,665
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	97,023
2.10%, 03/15/28 (a)	100,000	87,058
3.40%, 01/15/30 (a)	50,000	43,986
3.20%, 02/15/31 (a)	150,000	127,646
2.70%, 02/15/32 (a)	75,000	60,013
STORE Capital Corp.
4.50%, 03/15/28 (a)	100,000	89,443
4.63%, 03/15/29 (a)	100,000	87,296
2.70%, 12/01/31 (a)	100,000	71,950
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	85,268
2.70%, 07/15/31 (a)	100,000	79,333
4.20%, 04/15/32 (a)	100,000	87,576
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	90,721
2.75%, 09/01/31 (a)	100,000	76,665
UDR, Inc.
3.50%, 01/15/28 (a)	100,000	92,427
3.20%, 01/15/30 (a)	150,000	131,911
3.00%, 08/15/31 (a)	100,000	84,480
2.10%, 08/01/32 (a)	150,000	112,079
1.90%, 03/15/33 (a)	150,000	108,818
Ventas Realty LP
2.65%, 01/15/25 (a)	100,000	96,236
3.50%, 02/01/25 (a)	150,000	145,825
3.25%, 10/15/26 (a)	100,000	93,517
3.85%, 04/01/27 (a)	150,000	141,670
4.00%, 03/01/28 (a)	100,000	93,405
4.40%, 01/15/29 (a)	150,000	140,980
4.75%, 11/15/30 (a)	100,000	93,555
5.70%, 09/30/43 (a)	100,000	89,688
4.38%, 02/01/45 (a)	100,000	75,187
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	144,469
2.15%, 06/01/26 (a)	100,000	86,705
Welltower OP LLC
4.00%, 06/01/25 (a)	300,000	292,569
4.25%, 04/01/26 (a)	150,000	145,974
4.25%, 04/15/28 (a)	100,000	95,535
4.13%, 03/15/29 (a)	150,000	140,937
2.75%, 01/15/31 (a)	150,000	124,737
2.75%, 01/15/32 (a)	100,000	81,110
3.85%, 06/15/32 (a)	150,000	132,651
6.50%, 03/15/41 (a)	150,000	154,902
4.95%, 09/01/48 (a)	100,000	87,090
WP Carey, Inc.
4.00%, 02/01/25 (a)	100,000	97,913
4.25%, 10/01/26 (a)	150,000	144,657
2.40%, 02/01/31 (a)	100,000	80,866
2.25%, 04/01/33 (a)	100,000	74,025
		29,148,598
		360,233,219

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 14.4%
Basic Industry 0.7%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	234,482
2.05%, 05/15/30 (a)	200,000	168,776
2.70%, 05/15/40 (a)	150,000	106,755
2.80%, 05/15/50 (a)	200,000	131,536
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	96,397
5.05%, 06/01/32 (a)	100,000	92,689
5.45%, 12/01/44 (a)	50,000	43,909
5.65%, 06/01/52 (a)	100,000	85,077
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	168,700
ArcelorMittal SA
6.55%, 11/29/27 (a)	200,000	206,826
4.25%, 07/16/29	100,000	94,244
6.80%, 11/29/32 (a)	150,000	154,563
7.00%, 10/15/39	100,000	103,577
6.75%, 03/01/41 (e)	100,000	100,144
Barrick Gold Corp.
6.45%, 10/15/35	150,000	159,258
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	99,727
5.75%, 05/01/43	150,000	151,227
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	150,000	152,367
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	150,000	149,332
6.42%, 03/01/26	150,000	153,886
5.25%, 09/08/26	150,000	150,996
4.75%, 02/28/28 (a)	200,000	198,214
5.10%, 09/08/28 (a)	150,000	150,621
5.25%, 09/08/30 (a)	150,000	151,591
5.25%, 09/08/33 (a)	250,000	250,565
4.13%, 02/24/42	95,000	81,121
5.00%, 09/30/43	450,000	428,017
5.50%, 09/08/53 (a)	150,000	152,556
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	138,698
Celanese U.S. Holdings LLC
6.05%, 03/15/25	200,000	200,400
1.40%, 08/05/26 (a)	100,000	89,138
6.17%, 07/15/27 (a)	350,000	353,559
6.35%, 11/15/28 (a)	200,000	204,496
6.33%, 07/15/29 (a)	200,000	204,064
6.38%, 07/15/32 (a)	100,000	101,955
6.70%, 11/15/33 (a)	200,000	207,600
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	182,808
CF Industries, Inc.
5.15%, 03/15/34	200,000	189,652
4.95%, 06/01/43	100,000	84,887
5.38%, 03/15/44	150,000	134,825
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	99,464
7.38%, 11/01/29	174,000	192,519
2.10%, 11/15/30 (a)	150,000	123,783
6.30%, 03/15/33 (a)	100,000	106,294
4.25%, 10/01/34 (a)	50,000	45,357
9.40%, 05/15/39	100,000	130,771
5.25%, 11/15/41 (a)	100,000	91,241
4.38%, 11/15/42 (a)	250,000	204,210
4.63%, 10/01/44 (a)	100,000	83,435

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.55%, 11/30/48 (a)	150,000	142,143
4.80%, 05/15/49 (a)	150,000	126,551
3.60%, 11/15/50 (a)	250,000	177,052
6.90%, 05/15/53 (a)	150,000	168,051
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	300,000	295,188
4.73%, 11/15/28 (a)	400,000	395,492
5.32%, 11/15/38 (a)	250,000	244,462
5.42%, 11/15/48 (a)	400,000	390,464
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	146,203
4.50%, 12/01/28 (a)	150,000	143,947
4.80%, 09/01/42 (a)	100,000	84,528
4.65%, 10/15/44 (a)	100,000	81,272
Ecolab, Inc.
2.70%, 11/01/26 (a)	150,000	141,901
1.65%, 02/01/27 (a)	100,000	90,620
3.25%, 12/01/27 (a)	150,000	141,623
4.80%, 03/24/30 (a)	200,000	199,222
1.30%, 01/30/31 (a)	100,000	77,983
2.13%, 02/01/32 (a)	150,000	121,754
2.13%, 08/15/50 (a)	100,000	56,358
2.70%, 12/15/51 (a)	150,000	94,110
2.75%, 08/18/55 (a)	150,000	91,850
EIDP, Inc.
1.70%, 07/15/25 (a)	200,000	187,994
4.80%, 05/15/33 (a)	150,000	146,193
FMC Corp.
3.20%, 10/01/26 (a)	100,000	93,107
3.45%, 10/01/29 (a)	100,000	86,484
5.65%, 05/18/33 (a)	150,000	141,416
4.50%, 10/01/49 (a)	100,000	72,742
6.38%, 05/18/53 (a)	100,000	94,989
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	146,560
4.13%, 03/01/28 (a)	200,000	187,562
5.25%, 09/01/29 (a)	100,000	99,339
4.63%, 08/01/30 (a)	200,000	186,060
5.40%, 11/14/34 (a)	100,000	94,868
5.45%, 03/15/43 (a)	300,000	269,421
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	84,916
8.88%, 05/15/31	100,000	120,792
Huntsman International LLC
4.50%, 05/01/29 (a)	100,000	92,757
2.95%, 06/15/31 (a)	100,000	81,053
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	95,473
4.38%, 06/01/47 (a)	100,000	72,225
5.00%, 09/26/48 (a)	150,000	120,102
International Paper Co.
7.30%, 11/15/39	100,000	111,994
6.00%, 11/15/41 (a)	100,000	100,461
4.80%, 06/15/44 (a)	200,000	171,804
5.15%, 05/15/46 (a)	100,000	89,663
4.40%, 08/15/47 (a)	100,000	80,830
4.35%, 08/15/48 (a)	100,000	81,745
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	96,706
6.25%, 07/15/33 (a)(c)	100,000	101,294
Linde, Inc.
2.65%, 02/05/25 (a)	50,000	48,500
4.70%, 12/05/25 (a)	150,000	149,208
3.20%, 01/30/26 (a)	150,000	144,622
1.10%, 08/10/30 (a)	200,000	161,354
2.00%, 08/10/50 (a)	150,000	81,525
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LYB International Finance BV
5.25%, 07/15/43	150,000	133,380
4.88%, 03/15/44 (a)	150,000	126,504
LYB International Finance II BV
3.50%, 03/02/27 (a)	150,000	141,729
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	81,565
3.38%, 10/01/40 (a)	150,000	107,393
4.20%, 10/15/49 (a)	100,000	74,070
4.20%, 05/01/50 (a)	250,000	184,307
3.63%, 04/01/51 (a)	250,000	168,100
3.80%, 10/01/60 (a)	100,000	65,129
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	100,000	78,181
Mosaic Co.
4.05%, 11/15/27 (a)	100,000	96,213
4.88%, 11/15/41 (a)	100,000	83,747
5.63%, 11/15/43 (a)	100,000	91,203
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	81,461
Newmont Corp.
2.80%, 10/01/29 (a)	100,000	87,935
2.25%, 10/01/30 (a)	200,000	165,900
2.60%, 07/15/32 (a)	200,000	163,168
5.88%, 04/01/35	100,000	103,592
4.88%, 03/15/42 (a)	330,000	300,772
5.45%, 06/09/44 (a)	100,000	95,115
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	237,605
3.95%, 05/01/28 (a)	150,000	143,752
2.70%, 06/01/30 (a)	150,000	131,463
3.13%, 04/01/32 (a)	100,000	85,849
6.40%, 12/01/37	50,000	53,760
3.85%, 04/01/52 (a)	100,000	75,856
2.98%, 12/15/55 (a)	200,000	122,144
Nutrien Ltd.
5.95%, 11/07/25	150,000	151,318
4.00%, 12/15/26 (a)	100,000	96,120
4.90%, 03/27/28 (a)	150,000	148,416
4.20%, 04/01/29 (a)	100,000	95,278
5.88%, 12/01/36	50,000	49,822
5.63%, 12/01/40	100,000	95,145
6.13%, 01/15/41 (a)	145,000	146,118
4.90%, 06/01/43 (a)	100,000	87,237
5.25%, 01/15/45 (a)	50,000	45,303
5.00%, 04/01/49 (a)	100,000	86,325
3.95%, 05/13/50 (a)	150,000	111,974
5.80%, 03/27/53 (a)	150,000	147,768
Packaging Corp. of America
3.00%, 12/15/29 (a)	150,000	131,856
4.05%, 12/15/49 (a)	100,000	75,373
3.05%, 10/01/51 (a)	150,000	95,060
PPG Industries, Inc.
1.20%, 03/15/26 (a)	100,000	91,274
2.80%, 08/15/29 (a)	100,000	88,526
2.55%, 06/15/30 (a)	200,000	168,790
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	200,000	162,598
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	111,205
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	100,000	108,568
5.20%, 11/02/40	250,000	241,960
2.75%, 11/02/51 (a)	250,000	157,690

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Finance USA PLC
5.00%, 03/09/33 (a)	150,000	149,635
4.75%, 03/22/42 (a)	100,000	91,309
4.13%, 08/21/42 (a)	200,000	169,792
5.13%, 03/09/53 (a)	200,000	192,336
RPM International, Inc.
3.75%, 03/15/27 (a)	150,000	142,635
4.55%, 03/01/29 (a)	100,000	95,512
4.25%, 01/15/48 (a)	100,000	76,501
Sherwin-Williams Co.
4.25%, 08/08/25	100,000	98,138
3.45%, 06/01/27 (a)	250,000	237,065
2.95%, 08/15/29 (a)	200,000	178,958
2.30%, 05/15/30 (a)	100,000	84,046
2.20%, 03/15/32 (a)	150,000	119,207
4.00%, 12/15/42 (a)	100,000	78,311
4.50%, 06/01/47 (a)	200,000	169,406
3.80%, 08/15/49 (a)	100,000	74,099
3.30%, 05/15/50 (a)	100,000	66,856
2.90%, 03/15/52 (a)	100,000	62,062
Southern Copper Corp.
3.88%, 04/23/25	100,000	97,586
7.50%, 07/27/35	150,000	166,308
6.75%, 04/16/40	200,000	210,914
5.25%, 11/08/42	250,000	223,480
5.88%, 04/23/45	250,000	238,372
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	96,959
2.40%, 06/15/25 (a)	100,000	95,154
5.00%, 12/15/26 (a)	100,000	99,781
1.65%, 10/15/27 (a)	75,000	65,501
3.45%, 04/15/30 (a)	100,000	88,909
3.25%, 10/15/50 (a)	125,000	79,899
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	85,545
6.00%, 01/15/29 (a)	200,000	198,026
5.00%, 01/15/30 (a)	200,000	187,430
3.75%, 01/15/31 (a)	250,000	211,330
3.13%, 01/15/32 (a)	200,000	158,990
Suzano International Finance BV
5.50%, 01/17/27	200,000	197,834
Teck Resources Ltd.
3.90%, 07/15/30 (a)	200,000	180,086
6.00%, 08/15/40 (a)	95,000	91,673
5.20%, 03/01/42 (a)	100,000	86,798
5.40%, 02/01/43 (a)	100,000	88,925
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	300,000	265,365
6.13%, 06/12/33 (a)	400,000	396,960
6.88%, 11/21/36	250,000	259,940
6.88%, 11/10/39	200,000	207,338
Westlake Corp.
3.60%, 08/15/26 (a)	100,000	95,486
3.38%, 06/15/30 (a)	100,000	87,094
5.00%, 08/15/46 (a)	100,000	83,975
4.38%, 11/15/47 (a)	100,000	76,940
3.13%, 08/15/51 (a)	125,000	76,431
3.38%, 08/15/61 (a)	100,000	58,926
WestRock MWV LLC
7.95%, 02/15/31	150,000	169,899
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	105,504
4.00%, 11/15/29 (a)	150,000	138,686
4.00%, 04/15/30 (a)	150,000	138,369
7.38%, 03/15/32	100,000	110,989
3.38%, 03/09/33 (a)	100,000	85,102
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WRKCo, Inc.
3.75%, 03/15/25 (a)	100,000	97,393
4.65%, 03/15/26 (a)	250,000	245,115
4.00%, 03/15/28 (a)	150,000	141,219
3.90%, 06/01/28 (a)	100,000	93,675
4.90%, 03/15/29 (a)	100,000	98,096
3.00%, 06/15/33 (a)	150,000	123,464
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(c)	50,000	40,450
		28,896,243
Capital Goods 1.3%
3M Co.
2.00%, 02/14/25 (a)	150,000	143,812
2.65%, 04/15/25 (a)	150,000	144,456
3.00%, 08/07/25	100,000	96,309
2.88%, 10/15/27 (a)	100,000	92,627
3.63%, 09/14/28 (a)	150,000	140,582
3.38%, 03/01/29 (a)	200,000	182,984
3.05%, 04/15/30 (a)	200,000	175,844
3.88%, 06/15/44	100,000	76,436
3.13%, 09/19/46 (a)	100,000	68,839
3.63%, 10/15/47 (a)	150,000	108,237
4.00%, 09/14/48 (a)(f)	150,000	121,805
3.25%, 08/26/49 (a)(f)	200,000	135,226
3.70%, 04/15/50 (a)	100,000	74,518
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	193,590
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	80,199
Allegion PLC
3.50%, 10/01/29 (a)	100,000	90,443
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	100,000	97,802
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	150,000	143,515
4.50%, 05/15/28 (a)	100,000	96,057
5.63%, 05/26/33 (a)	75,000	75,041
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	100,000	83,230
2.69%, 05/25/31 (a)	150,000	123,635
Amphenol Corp.
2.05%, 03/01/25 (a)	100,000	95,985
2.80%, 02/15/30 (a)	150,000	131,490
2.20%, 09/15/31 (a)	200,000	161,866
AptarGroup, Inc.
3.60%, 03/15/32 (a)	100,000	85,545
Avery Dennison Corp.
2.65%, 04/30/30 (a)	100,000	85,322
2.25%, 02/15/32 (a)	100,000	78,657
5.75%, 03/15/33 (a)	100,000	101,516
Berry Global, Inc.
1.57%, 01/15/26 (a)	350,000	321,209
5.50%, 04/15/28 (a)(c)	100,000	98,638
Boeing Co.
4.88%, 05/01/25 (a)	600,000	594,096
2.60%, 10/30/25 (a)	50,000	47,300
2.75%, 02/01/26 (a)	250,000	236,727
2.20%, 02/04/26 (a)	950,000	888,088
3.10%, 05/01/26 (a)	150,000	142,639
2.25%, 06/15/26 (a)	50,000	46,278
2.70%, 02/01/27 (a)	200,000	184,860
2.80%, 03/01/27 (a)	100,000	92,461
5.04%, 05/01/27 (a)	300,000	298,050
3.25%, 02/01/28 (a)	250,000	232,202

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 11/01/28 (a)	150,000	137,586
3.20%, 03/01/29 (a)	150,000	135,888
2.95%, 02/01/30 (a)	150,000	131,006
5.15%, 05/01/30 (a)	800,000	793,336
3.63%, 02/01/31 (a)	250,000	225,062
3.60%, 05/01/34 (a)	100,000	84,941
3.25%, 02/01/35 (a)	150,000	120,699
6.63%, 02/15/38	100,000	106,267
3.55%, 03/01/38 (a)	100,000	77,131
3.50%, 03/01/39 (a)	50,000	37,718
6.88%, 03/15/39	80,000	87,410
5.88%, 02/15/40	100,000	99,443
5.71%, 05/01/40 (a)	550,000	542,377
3.65%, 03/01/47 (a)	50,000	34,379
3.63%, 03/01/48 (a)	50,000	34,504
3.85%, 11/01/48 (a)	100,000	72,689
3.90%, 05/01/49 (a)	100,000	74,345
3.75%, 02/01/50 (a)	175,000	127,369
5.81%, 05/01/50 (a)	950,000	927,371
3.83%, 03/01/59 (a)	100,000	68,769
3.95%, 08/01/59 (a)	150,000	107,039
5.93%, 05/01/60 (a)	600,000	582,624
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	141,108
2.75%, 03/01/30 (a)	150,000	126,998
2.20%, 03/01/32 (a)	100,000	77,281
Carrier Global Corp.
2.24%, 02/15/25 (a)	225,000	216,142
5.80%, 11/30/25 (c)	200,000	201,214
2.49%, 02/15/27 (a)	56,000	51,406
2.72%, 02/15/30 (a)	400,000	344,468
2.70%, 02/15/31 (a)(c)	150,000	125,828
5.90%, 03/15/34 (a)(c)	200,000	205,926
3.38%, 04/05/40 (a)	300,000	225,078
3.58%, 04/05/50 (a)(c)	325,000	231,946
6.20%, 03/15/54 (a)(c)	200,000	211,586
Caterpillar Financial Services Corp.
3.25%, 12/01/24	100,000	97,999
4.90%, 01/17/25	150,000	149,725
3.40%, 05/13/25	200,000	195,318
1.45%, 05/15/25	300,000	284,589
5.15%, 08/11/25	150,000	150,166
0.80%, 11/13/25	200,000	184,688
4.35%, 05/15/26	200,000	197,476
2.40%, 08/09/26	162,000	152,120
1.15%, 09/14/26	250,000	226,237
3.60%, 08/12/27	150,000	144,285
1.10%, 09/14/27	250,000	218,797
Caterpillar, Inc.
2.60%, 09/19/29 (a)	100,000	89,363
2.60%, 04/09/30 (a)	200,000	176,212
1.90%, 03/12/31 (a)	200,000	165,870
6.05%, 08/15/36	100,000	107,906
5.20%, 05/27/41	150,000	150,076
3.80%, 08/15/42	250,000	206,102
4.30%, 05/15/44 (a)	100,000	88,965
3.25%, 09/19/49 (a)	100,000	72,843
3.25%, 04/09/50 (a)	250,000	183,325
4.75%, 05/15/64 (a)	100,000	89,260
CNH Industrial Capital LLC
3.95%, 05/23/25	100,000	97,602
1.88%, 01/15/26 (a)	250,000	232,115
1.45%, 07/15/26 (a)	100,000	90,693
4.55%, 04/10/28 (a)	100,000	96,471
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	94,626
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Deere & Co.
2.75%, 04/15/25 (a)	150,000	145,308
5.38%, 10/16/29	112,000	115,556
3.10%, 04/15/30 (a)	150,000	134,973
3.90%, 06/09/42 (a)	300,000	254,994
2.88%, 09/07/49 (a)	100,000	68,658
3.75%, 04/15/50 (a)	150,000	122,247
Dover Corp.
3.15%, 11/15/25 (a)	150,000	144,088
5.38%, 03/01/41 (a)	100,000	95,583
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	121,598
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	141,391
4.35%, 05/18/28 (a)	100,000	98,381
4.00%, 11/02/32	96,000	89,059
4.15%, 03/15/33 (a)	200,000	186,852
4.15%, 11/02/42	150,000	128,277
3.92%, 09/15/47 (a)	100,000	80,174
4.70%, 08/23/52 (a)	100,000	91,073
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	134,198
1.80%, 10/15/27 (a)	150,000	134,442
2.00%, 12/21/28 (a)	200,000	175,666
2.20%, 12/21/31 (a)	200,000	164,160
5.25%, 11/15/39	100,000	97,092
2.75%, 10/15/50 (a)	100,000	62,540
2.80%, 12/21/51 (a)	200,000	126,820
Flowserve Corp.
3.50%, 10/01/30 (a)	150,000	127,665
Fortive Corp.
3.15%, 06/15/26 (a)	150,000	142,180
4.30%, 06/15/46 (a)	80,000	63,806
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	200,000	178,248
4.00%, 03/25/32 (a)	100,000	88,687
5.88%, 06/01/33 (a)	100,000	99,824
4.50%, 03/25/52 (a)	100,000	78,209
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	235,287
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	100,000	96,028
4.42%, 11/15/35	200,000	186,392
General Dynamics Corp.
3.25%, 04/01/25 (a)	100,000	97,578
3.50%, 05/15/25 (a)	100,000	97,804
1.15%, 06/01/26 (a)	100,000	91,343
3.50%, 04/01/27 (a)	100,000	95,898
3.75%, 05/15/28 (a)	300,000	287,637
3.63%, 04/01/30 (a)	150,000	139,626
2.25%, 06/01/31 (a)	100,000	83,594
4.25%, 04/01/40 (a)	100,000	87,999
2.85%, 06/01/41 (a)	100,000	72,162
3.60%, 11/15/42 (a)	150,000	118,118
4.25%, 04/01/50 (a)	150,000	129,438
General Electric Co.
6.75%, 03/15/32	200,000	221,970
5.88%, 01/14/38	100,000	105,060
6.88%, 01/10/39	100,000	114,173
4.35%, 05/01/50 (a)	150,000	125,003
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	99,906
5.35%, 08/01/33 (a)	100,000	98,069
Honeywell International, Inc.
1.35%, 06/01/25 (a)	200,000	189,428
2.50%, 11/01/26 (a)	300,000	283,104

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.10%, 03/01/27 (a)	200,000	178,966
4.25%, 01/15/29 (a)	200,000	195,148
2.70%, 08/15/29 (a)	150,000	134,394
1.95%, 06/01/30 (a)	200,000	167,748
1.75%, 09/01/31 (a)	150,000	119,589
5.00%, 02/15/33 (a)	225,000	226,087
4.50%, 01/15/34 (a)	200,000	192,224
5.70%, 03/15/37	100,000	104,333
3.81%, 11/21/47 (a)	150,000	119,787
2.80%, 06/01/50 (a)	150,000	105,366
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	93,943
2.30%, 03/15/31 (a)	100,000	81,010
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	200,000	194,906
3.48%, 12/01/27 (a)	100,000	93,129
4.20%, 05/01/30 (a)	100,000	92,124
IDEX Corp.
3.00%, 05/01/30 (a)	200,000	172,854
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	189,370
3.90%, 09/01/42 (a)	300,000	251,217
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	200,000	202,564
John Deere Capital Corp.
2.05%, 01/09/25	100,000	96,756
1.25%, 01/10/25	150,000	143,799
2.13%, 03/07/25	200,000	192,578
3.45%, 03/13/25	200,000	196,010
3.40%, 06/06/25	250,000	243,987
4.05%, 09/08/25	200,000	196,972
4.80%, 01/09/26	200,000	199,656
0.70%, 01/15/26	100,000	91,703
2.65%, 06/10/26	200,000	189,408
1.05%, 06/17/26	250,000	227,175
1.30%, 10/13/26	100,000	90,689
1.70%, 01/11/27	200,000	181,824
1.75%, 03/09/27	200,000	181,162
4.15%, 09/15/27	200,000	195,778
3.05%, 01/06/28	50,000	46,695
4.75%, 01/20/28	200,000	199,236
1.50%, 03/06/28	150,000	130,809
4.95%, 07/14/28	250,000	250,680
3.45%, 03/07/29	100,000	93,511
2.80%, 07/18/29	150,000	134,409
2.45%, 01/09/30	100,000	86,858
4.70%, 06/10/30	200,000	197,746
1.45%, 01/15/31	200,000	158,188
2.00%, 06/17/31	100,000	81,373
4.35%, 09/15/32	150,000	143,200
5.15%, 09/08/33	175,000	176,769
Johnson Controls International PLC
6.00%, 01/15/36	100,000	103,180
4.63%, 07/02/44 (a)	95,000	80,081
5.13%, 09/14/45 (a)	41,000	36,843
4.50%, 02/15/47 (a)	100,000	83,385
4.95%, 07/02/64 (a)(g)	100,000	84,341
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	120,605
2.00%, 09/16/31 (a)	100,000	79,727
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	95,703
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	150,000	146,505
5.40%, 01/15/27	225,000	226,937
4.40%, 06/15/28 (a)	300,000	290,419
2.90%, 12/15/29 (a)	150,000	131,120
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.80%, 01/15/31 (a)	200,000	157,756
5.40%, 07/31/33 (a)	275,000	274,411
6.15%, 12/15/40	95,000	98,159
5.05%, 04/27/45 (a)	100,000	91,545
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	100,000	92,563
4.40%, 03/15/29 (a)	100,000	93,793
3.50%, 11/15/51 (a)	100,000	65,873
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	93,308
1.70%, 08/01/27 (a)	150,000	132,489
Lockheed Martin Corp.
4.95%, 10/15/25 (a)	100,000	100,072
3.55%, 01/15/26 (a)	175,000	170,693
5.10%, 11/15/27 (a)	150,000	152,209
4.45%, 05/15/28 (a)	100,000	98,886
3.90%, 06/15/32 (a)	150,000	138,896
5.25%, 01/15/33 (a)	150,000	153,232
4.75%, 02/15/34 (a)	150,000	146,346
3.60%, 03/01/35 (a)	100,000	87,489
4.50%, 05/15/36 (a)	50,000	47,042
6.15%, 09/01/36	100,000	108,249
5.72%, 06/01/40	100,000	103,957
4.07%, 12/15/42	200,000	170,536
3.80%, 03/01/45 (a)	150,000	121,283
4.70%, 05/15/46 (a)	250,000	229,592
2.80%, 06/15/50 (a)	150,000	99,047
4.09%, 09/15/52 (a)	188,000	155,790
4.15%, 06/15/53 (a)	150,000	124,697
5.70%, 11/15/54 (a)	150,000	157,759
5.20%, 02/15/55 (a)	150,000	146,899
4.30%, 06/15/62 (a)	150,000	123,780
5.90%, 11/15/63 (a)	150,000	161,913
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	50,000	47,058
3.50%, 12/15/27 (a)	50,000	46,798
2.50%, 03/15/30 (a)	100,000	84,301
2.40%, 07/15/31 (a)	200,000	162,686
4.25%, 12/15/47 (a)	100,000	81,506
3.20%, 07/15/51 (a)	150,000	101,175
Masco Corp.
1.50%, 02/15/28 (a)	100,000	85,413
2.00%, 10/01/30 (a)	100,000	79,074
2.00%, 02/15/31 (a)	125,000	98,525
4.50%, 05/15/47 (a)	100,000	79,279
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	143,525
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	250,000	243,047
3.20%, 02/01/27 (a)	100,000	94,527
3.25%, 01/15/28 (a)	400,000	374,172
4.40%, 05/01/30 (a)	150,000	144,850
4.70%, 03/15/33 (a)	150,000	145,390
5.15%, 05/01/40 (a)	100,000	95,653
5.05%, 11/15/40	100,000	93,763
4.75%, 06/01/43	150,000	135,399
4.03%, 10/15/47 (a)	400,000	321,092
5.25%, 05/01/50 (a)	200,000	193,384
4.95%, 03/15/53 (a)	150,000	138,231
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	143,056
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	88,301
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	191,268
2.29%, 04/05/27 (a)	100,000	91,804
5.25%, 08/16/28 (a)	100,000	100,533

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.57%, 02/15/30 (a)	250,000	214,212
3.11%, 02/15/40 (a)	225,000	168,142
3.36%, 02/15/50 (a)	125,000	89,793
Owens Corning
4.20%, 12/01/24 (a)	150,000	147,571
3.95%, 08/15/29 (a)	100,000	92,690
3.88%, 06/01/30 (a)	100,000	90,738
4.30%, 07/15/47 (a)	100,000	79,515
4.40%, 01/30/48 (a)	100,000	80,190
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	94,816
4.25%, 09/15/27 (a)	200,000	194,850
3.25%, 06/14/29 (a)	150,000	137,165
4.50%, 09/15/29 (a)	200,000	194,462
4.20%, 11/21/34 (a)	150,000	136,145
6.25%, 05/15/38	50,000	52,309
4.45%, 11/21/44 (a)	100,000	84,708
4.10%, 03/01/47 (a)	100,000	81,002
4.00%, 06/14/49 (a)	100,000	80,801
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	70,489
5.90%, 07/15/32 (a)	50,000	49,924
Precision Castparts Corp.
3.25%, 06/15/25 (a)	100,000	97,253
3.90%, 01/15/43 (a)	100,000	80,788
4.38%, 06/15/45 (a)	100,000	84,078
Regal Rexnord Corp.
6.05%, 02/15/26 (c)	200,000	199,684
6.05%, 04/15/28 (a)(c)	200,000	196,918
6.30%, 02/15/30 (a)(c)	200,000	197,642
6.40%, 04/15/33 (a)(c)	250,000	246,522
Republic Services, Inc.
0.88%, 11/15/25 (a)	200,000	183,310
2.90%, 07/01/26 (a)	200,000	190,206
3.38%, 11/15/27 (a)	150,000	141,747
3.95%, 05/15/28 (a)	100,000	95,837
4.88%, 04/01/29 (a)	100,000	99,739
2.30%, 03/01/30 (a)	200,000	170,104
1.45%, 02/15/31 (a)	250,000	195,235
5.00%, 04/01/34 (a)	150,000	147,234
3.05%, 03/01/50 (a)	100,000	67,952
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	94,080
1.75%, 08/15/31 (a)	100,000	79,534
4.20%, 03/01/49 (a)	100,000	83,898
2.80%, 08/15/61 (a)	100,000	59,302
RTX Corp.
3.95%, 08/16/25 (a)	250,000	243,825
5.00%, 02/27/26 (a)	100,000	99,435
2.65%, 11/01/26 (a)	150,000	140,088
5.75%, 11/08/26 (a)	225,000	228,206
3.50%, 03/15/27 (a)	200,000	189,644
3.13%, 05/04/27 (a)	200,000	186,920
4.13%, 11/16/28 (a)	500,000	476,125
7.50%, 09/15/29	100,000	110,900
2.25%, 07/01/30 (a)	150,000	125,000
6.00%, 03/15/31 (a)	175,000	181,333
1.90%, 09/01/31 (a)	200,000	156,726
2.38%, 03/15/32 (a)	200,000	160,702
5.15%, 02/27/33 (a)	200,000	196,452
6.10%, 03/15/34 (a)	275,000	288,544
6.05%, 06/01/36	100,000	103,652
6.13%, 07/15/38	100,000	104,077
4.45%, 11/16/38 (a)	200,000	174,386
5.70%, 04/15/40	100,000	99,169
4.88%, 10/15/40 (c)	50,000	45,099
4.70%, 12/15/41	100,000	87,199
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 06/01/42	600,000	516,138
4.80%, 12/15/43 (a)	50,000	43,751
4.15%, 05/15/45 (a)	100,000	79,905
3.75%, 11/01/46 (a)	150,000	111,578
4.35%, 04/15/47 (a)	150,000	122,507
4.05%, 05/04/47 (a)	100,000	78,336
4.63%, 11/16/48 (a)	350,000	300,667
3.13%, 07/01/50 (a)	200,000	131,488
2.82%, 09/01/51 (a)	200,000	122,194
3.03%, 03/15/52 (a)	200,000	127,420
5.38%, 02/27/53 (a)	200,000	191,334
6.40%, 03/15/54 (a)	350,000	380,775
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	81,663
3.10%, 05/01/50 (a)	100,000	69,078
Sonoco Products Co.
3.13%, 05/01/30 (a)	200,000	173,496
5.75%, 11/01/40 (a)	150,000	144,135
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	143,404
4.25%, 11/15/28 (a)	250,000	237,655
2.30%, 03/15/30 (a)	200,000	164,654
5.20%, 09/01/40	100,000	91,375
4.85%, 11/15/48 (a)	150,000	126,536
2.75%, 11/15/50 (a)	100,000	57,193
4.00%, 03/15/60 (a)(b)	100,000	81,110
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	400,000	351,928
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	96,873
3.38%, 03/01/28 (a)	100,000	92,213
3.00%, 06/01/30 (a)	100,000	86,572
2.45%, 03/15/31 (a)	250,000	205,205
Timken Co.
4.50%, 12/15/28 (a)	100,000	94,832
4.13%, 04/01/32 (a)	100,000	88,048
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (a)	50,000	48,233
3.80%, 03/21/29 (a)	100,000	94,338
5.25%, 03/03/33 (a)	100,000	99,417
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	100,000	95,157
5.75%, 06/15/43	100,000	100,555
4.30%, 02/21/48 (a)	150,000	123,825
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	84,816
Veralto Corp.
5.50%, 09/18/26 (a)(c)	100,000	100,398
5.35%, 09/18/28 (a)(c)	100,000	99,808
5.45%, 09/18/33 (a)(c)	175,000	174,163
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	181,532
2.95%, 04/01/31 (a)	100,000	79,875
Vulcan Materials Co.
3.90%, 04/01/27 (a)	250,000	239,170
3.50%, 06/01/30 (a)	50,000	44,794
4.50%, 06/15/47 (a)	150,000	126,506
4.70%, 03/01/48 (a)	100,000	86,462
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	96,460
3.50%, 05/01/29 (a)	100,000	92,795
2.60%, 02/01/30 (a)	150,000	129,836
3.20%, 06/01/32 (a)	100,000	86,144
4.20%, 01/15/33 (a)	50,000	46,224
3.05%, 04/01/50 (a)	100,000	66,718
2.95%, 01/15/52 (a)	200,000	129,684

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Management, Inc.
3.13%, 03/01/25 (a)	250,000	243,365
0.75%, 11/15/25 (a)	100,000	92,017
3.15%, 11/15/27 (a)	200,000	187,726
1.15%, 03/15/28 (a)	100,000	85,971
1.50%, 03/15/31 (a)	150,000	118,421
4.15%, 04/15/32 (a)	200,000	188,440
4.88%, 02/15/34 (a)	250,000	245,495
4.10%, 03/01/45 (a)	112,000	93,598
4.15%, 07/15/49 (a)	100,000	83,539
2.50%, 11/15/50 (a)	250,000	151,340
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	100,000	96,041
3.45%, 11/15/26 (a)	100,000	94,481
4.70%, 09/15/28 (a)(e)	250,000	241,597
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	96,049
4.60%, 06/15/45 (a)	100,000	90,065
4.20%, 05/15/47 (a)	200,000	169,394
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	94,890
1.95%, 01/30/28 (a)	100,000	88,066
2.25%, 01/30/31 (a)	150,000	122,753
		57,798,183
Communications 2.1%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	183,930
2.88%, 05/07/30 (a)	200,000	172,986
4.70%, 07/21/32 (a)	200,000	189,012
6.38%, 03/01/35	200,000	213,284
6.13%, 03/30/40	230,000	237,445
4.38%, 07/16/42	200,000	166,120
4.38%, 04/22/49 (a)	200,000	164,068
American Tower Corp.
2.95%, 01/15/25 (a)	150,000	145,253
2.40%, 03/15/25 (a)	100,000	95,929
4.00%, 06/01/25 (a)	150,000	146,288
4.40%, 02/15/26 (a)	100,000	97,701
1.60%, 04/15/26 (a)	150,000	136,943
1.45%, 09/15/26 (a)	50,000	44,802
3.38%, 10/15/26 (a)	150,000	141,659
2.75%, 01/15/27 (a)	150,000	138,153
3.13%, 01/15/27 (a)	130,000	120,944
3.65%, 03/15/27 (a)	150,000	141,596
3.55%, 07/15/27 (a)	200,000	188,238
3.60%, 01/15/28 (a)	100,000	93,138
1.50%, 01/31/28 (a)	100,000	85,321
5.25%, 07/15/28 (a)	200,000	198,512
5.80%, 11/15/28 (a)	150,000	152,155
3.95%, 03/15/29 (a)	100,000	92,837
3.80%, 08/15/29 (a)	250,000	229,635
2.90%, 01/15/30 (a)	150,000	129,053
1.88%, 10/15/30 (a)	150,000	118,118
2.30%, 09/15/31 (a)	200,000	158,784
4.05%, 03/15/32 (a)	150,000	134,348
5.65%, 03/15/33 (a)	150,000	149,657
5.55%, 07/15/33 (a)	200,000	197,988
5.90%, 11/15/33 (a)	150,000	152,677
3.70%, 10/15/49 (a)	100,000	70,479
3.10%, 06/15/50 (a)	200,000	125,958
2.95%, 01/15/51 (a)	150,000	92,144
AT&T, Inc.
3.88%, 01/15/26 (a)	50,000	48,515
1.70%, 03/25/26 (a)	550,000	508,684
2.95%, 07/15/26 (a)	100,000	94,452
3.80%, 02/15/27 (a)	150,000	144,375
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 03/01/27 (a)	200,000	194,936
2.30%, 06/01/27 (a)	500,000	455,395
1.65%, 02/01/28 (a)	400,000	348,732
4.10%, 02/15/28 (a)	327,000	313,766
4.35%, 03/01/29 (a)	600,000	577,086
4.30%, 02/15/30 (a)	547,000	517,757
2.75%, 06/01/31 (a)	550,000	462,913
2.25%, 02/01/32 (a)	450,000	357,016
2.55%, 12/01/33 (a)	707,000	550,753
5.40%, 02/15/34 (a)	550,000	544,159
4.50%, 05/15/35 (a)	400,000	362,004
5.25%, 03/01/37 (a)	150,000	143,252
4.90%, 08/15/37 (a)	150,000	136,707
4.85%, 03/01/39 (a)	200,000	179,740
6.00%, 08/15/40 (a)	50,000	50,250
5.35%, 09/01/40	150,000	141,027
3.50%, 06/01/41 (a)	450,000	334,719
5.55%, 08/15/41	150,000	143,687
5.15%, 03/15/42	50,000	45,452
4.30%, 12/15/42 (a)	200,000	163,866
3.10%, 02/01/43 (a)	100,000	71,099
4.65%, 06/01/44 (a)	100,000	83,593
4.35%, 06/15/45 (a)	200,000	160,082
4.75%, 05/15/46 (a)	300,000	254,223
5.15%, 11/15/46 (a)	150,000	134,042
5.65%, 02/15/47 (a)	150,000	148,197
5.45%, 03/01/47 (a)	150,000	139,404
4.50%, 03/09/48 (a)	350,000	285,512
4.55%, 03/09/49 (a)	200,000	162,474
5.15%, 02/15/50 (a)	150,000	132,834
3.65%, 06/01/51 (a)	500,000	348,975
3.30%, 02/01/52 (a)	150,000	98,796
3.50%, 09/15/53 (a)	1,335,000	890,765
3.55%, 09/15/55 (a)	1,273,000	842,370
3.80%, 12/01/57 (a)	1,011,000	691,949
3.65%, 09/15/59 (a)	1,124,000	742,380
3.85%, 06/01/60 (a)	300,000	205,884
3.50%, 02/01/61 (a)	100,000	64,245
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	100,000	79,525
5.10%, 05/11/33 (a)	100,000	97,862
4.46%, 04/01/48 (a)	200,000	167,430
4.30%, 07/29/49 (a)	100,000	79,696
3.65%, 03/17/51 (a)	100,000	71,317
3.20%, 02/15/52 (a)	125,000	81,630
3.65%, 08/15/52 (a)	150,000	107,159
British Telecommunications PLC
5.13%, 12/04/28 (a)	50,000	49,243
9.63%, 12/15/30 (e)	450,000	544,644
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	800,000	786,952
6.15%, 11/10/26 (a)	200,000	202,492
3.75%, 02/15/28 (a)	200,000	185,744
4.20%, 03/15/28 (a)	200,000	188,324
2.25%, 01/15/29 (a)	200,000	168,620
5.05%, 03/30/29 (a)	200,000	192,884
2.80%, 04/01/31 (a)	300,000	244,044
2.30%, 02/01/32 (a)	200,000	153,106
4.40%, 04/01/33 (a)	150,000	133,046
6.65%, 02/01/34 (a)	150,000	153,543
6.38%, 10/23/35 (a)	330,000	323,832
5.38%, 04/01/38 (a)	150,000	129,797
3.50%, 06/01/41 (a)	300,000	200,685
3.50%, 03/01/42 (a)	200,000	132,128
6.48%, 10/23/45 (a)	550,000	511,054
5.38%, 05/01/47 (a)	450,000	364,081
5.75%, 04/01/48 (a)	400,000	338,200

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 07/01/49 (a)	200,000	155,256
4.80%, 03/01/50 (a)	500,000	371,005
3.70%, 04/01/51 (a)	300,000	186,021
3.90%, 06/01/52 (a)	400,000	256,032
5.25%, 04/01/53 (a)	250,000	199,850
6.83%, 10/23/55 (a)	100,000	95,268
3.85%, 04/01/61 (a)	300,000	179,355
4.40%, 12/01/61 (a)	250,000	164,697
3.95%, 06/30/62 (a)	250,000	150,762
5.50%, 04/01/63 (a)	200,000	158,258
Comcast Corp.
3.38%, 08/15/25 (a)	150,000	145,665
3.95%, 10/15/25 (a)	500,000	489,790
5.25%, 11/07/25	150,000	150,465
3.15%, 03/01/26 (a)	250,000	240,700
2.35%, 01/15/27 (a)	300,000	278,028
3.30%, 02/01/27 (a)	250,000	238,167
3.30%, 04/01/27 (a)	200,000	190,100
5.35%, 11/15/27 (a)	150,000	153,079
3.15%, 02/15/28 (a)	350,000	326,928
3.55%, 05/01/28 (a)	200,000	189,460
4.15%, 10/15/28 (a)	750,000	725,512
4.55%, 01/15/29 (a)	200,000	196,468
2.65%, 02/01/30 (a)	300,000	262,548
3.40%, 04/01/30 (a)	250,000	228,017
4.25%, 10/15/30 (a)	300,000	286,224
1.95%, 01/15/31 (a)	300,000	244,371
1.50%, 02/15/31 (a)	300,000	236,529
5.50%, 11/15/32 (a)	200,000	205,054
4.25%, 01/15/33	250,000	233,187
4.65%, 02/15/33 (a)	200,000	193,524
7.05%, 03/15/33	150,000	169,290
4.80%, 05/15/33 (a)	200,000	194,972
4.20%, 08/15/34 (a)	250,000	228,597
5.65%, 06/15/35	100,000	102,763
4.40%, 08/15/35 (a)	100,000	92,023
6.50%, 11/15/35	145,000	159,055
3.20%, 07/15/36 (a)	100,000	80,201
6.45%, 03/15/37	100,000	107,874
3.90%, 03/01/38 (a)	250,000	213,002
4.60%, 10/15/38 (a)	200,000	182,810
6.55%, 07/01/39	50,000	54,382
3.25%, 11/01/39 (a)	200,000	152,360
3.75%, 04/01/40 (a)	275,000	224,092
4.65%, 07/15/42	100,000	88,524
4.75%, 03/01/44	50,000	44,710
4.60%, 08/15/45 (a)	100,000	87,326
3.40%, 07/15/46 (a)	200,000	145,256
4.00%, 08/15/47 (a)	100,000	78,915
3.97%, 11/01/47 (a)	400,000	314,788
4.00%, 03/01/48 (a)	200,000	158,276
4.70%, 10/15/48 (a)	375,000	334,845
4.00%, 11/01/49 (a)	400,000	313,612
3.45%, 02/01/50 (a)	300,000	214,983
2.80%, 01/15/51 (a)	350,000	219,240
2.89%, 11/01/51 (a)	894,000	564,650
2.45%, 08/15/52 (a)	300,000	173,721
4.05%, 11/01/52 (a)	202,000	158,336
5.35%, 05/15/53 (a)	200,000	193,534
2.94%, 11/01/56 (a)	1,001,000	612,322
4.95%, 10/15/58 (a)	150,000	136,790
2.65%, 08/15/62 (a)	200,000	111,992
2.99%, 11/01/63 (a)	689,000	409,989
5.50%, 05/15/64 (a)	250,000	243,817
Crown Castle, Inc.
4.45%, 02/15/26 (a)	195,000	190,279
3.70%, 06/15/26 (a)	100,000	95,535
1.05%, 07/15/26 (a)	150,000	133,452
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 03/15/27 (a)	200,000	183,860
3.65%, 09/01/27 (a)	200,000	186,982
3.80%, 02/15/28 (a)	150,000	139,734
4.80%, 09/01/28 (a)	200,000	193,484
4.30%, 02/15/29 (a)	100,000	93,796
3.10%, 11/15/29 (a)	100,000	87,012
3.30%, 07/01/30 (a)	150,000	130,317
2.25%, 01/15/31 (a)	200,000	160,064
2.10%, 04/01/31 (a)	200,000	157,348
2.50%, 07/15/31 (a)	150,000	120,750
5.10%, 05/01/33 (a)	150,000	143,675
2.90%, 04/01/41 (a)	250,000	168,890
4.75%, 05/15/47 (a)	100,000	81,712
5.20%, 02/15/49 (a)	50,000	43,712
4.15%, 07/01/50 (a)	50,000	37,675
3.25%, 01/15/51 (a)	200,000	128,764
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)	600,000	708,900
9.25%, 06/01/32	150,000	189,186
Discovery Communications LLC
3.95%, 06/15/25 (a)	250,000	243,247
4.90%, 03/11/26 (a)	100,000	98,861
3.95%, 03/20/28 (a)	250,000	234,027
4.13%, 05/15/29 (a)	150,000	138,540
3.63%, 05/15/30 (a)	150,000	132,657
5.00%, 09/20/37 (a)	150,000	128,214
6.35%, 06/01/40	150,000	144,225
4.88%, 04/01/43	50,000	39,540
5.20%, 09/20/47 (a)	260,000	210,655
5.30%, 05/15/49 (a)	150,000	122,676
4.65%, 05/15/50 (a)	150,000	113,238
4.00%, 09/15/55 (a)	257,000	170,005
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	80,091
2.95%, 02/15/51 (a)	200,000	129,880
Fox Corp.
3.05%, 04/07/25 (a)	100,000	96,792
4.71%, 01/25/29 (a)	400,000	390,136
3.50%, 04/08/30 (a)	100,000	88,942
6.50%, 10/13/33 (a)	200,000	208,264
5.48%, 01/25/39 (a)	200,000	182,774
5.58%, 01/25/49 (a)	250,000	222,612
Grupo Televisa SAB
6.63%, 01/15/40	200,000	199,022
5.00%, 05/13/45 (a)	100,000	80,977
6.13%, 01/31/46 (a)	200,000	187,422
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	96,622
4.75%, 03/30/30 (a)	100,000	95,285
2.40%, 03/01/31 (a)	100,000	81,194
3.38%, 03/01/41 (a)	100,000	69,923
5.40%, 10/01/48 (a)	100,000	87,924
Koninklijke KPN NV
8.38%, 10/01/30	100,000	114,740
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	450,000	431,167
4.60%, 05/15/28 (a)	250,000	248,717
4.80%, 05/15/30 (a)	200,000	200,458
3.85%, 08/15/32 (a)	500,000	458,785
4.95%, 05/15/33 (a)	300,000	298,449
4.45%, 08/15/52 (a)	500,000	427,020
5.60%, 05/15/53 (a)	400,000	407,428
4.65%, 08/15/62 (a)	250,000	215,985
5.75%, 05/15/63 (a)	300,000	305,595
NBCUniversal Media LLC
5.95%, 04/01/41	100,000	102,701
4.45%, 01/15/43	130,000	111,868

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Netflix, Inc.
5.88%, 02/15/25	150,000	150,760
4.38%, 11/15/26	175,000	172,468
4.88%, 04/15/28	275,000	272,676
5.88%, 11/15/28	325,000	335,777
6.38%, 05/15/29	125,000	133,188
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	83,953
4.20%, 06/01/30 (a)	100,000	93,479
2.60%, 08/01/31 (a)	150,000	124,160
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	250,000	241,147
Orange SA
9.00%, 03/01/31	400,000	484,052
5.38%, 01/13/42	150,000	142,103
5.50%, 02/06/44 (a)	150,000	144,281
Paramount Global
2.90%, 01/15/27 (a)	150,000	136,122
3.38%, 02/15/28 (a)	250,000	223,180
3.70%, 06/01/28 (a)	100,000	89,697
4.20%, 06/01/29 (a)	100,000	90,245
7.88%, 07/30/30	50,000	52,895
4.95%, 01/15/31 (a)	300,000	271,977
4.20%, 05/19/32 (a)	150,000	126,969
6.88%, 04/30/36	150,000	143,579
5.90%, 10/15/40 (a)	100,000	83,368
4.38%, 03/15/43	250,000	170,397
5.85%, 09/01/43 (a)	250,000	204,757
5.25%, 04/01/44 (a)	100,000	75,364
4.90%, 08/15/44 (a)	95,000	68,355
4.60%, 01/15/45 (a)	130,000	89,018
4.95%, 05/19/50 (a)	200,000	147,366
Rogers Communications, Inc.
2.95%, 03/15/25 (a)	200,000	192,984
3.63%, 12/15/25 (a)	150,000	144,162
2.90%, 11/15/26 (a)	150,000	139,926
3.20%, 03/15/27 (a)	250,000	233,127
3.80%, 03/15/32 (a)	200,000	174,268
7.50%, 08/15/38	50,000	54,368
4.50%, 03/15/42 (a)	150,000	123,842
4.50%, 03/15/43 (a)	100,000	81,248
5.45%, 10/01/43 (a)	100,000	90,865
5.00%, 03/15/44 (a)	180,000	155,140
4.30%, 02/15/48 (a)	100,000	75,807
4.35%, 05/01/49 (a)	250,000	193,220
3.70%, 11/15/49 (a)	150,000	104,349
4.55%, 03/15/52 (a)	375,000	297,825
Sprint Capital Corp.
6.88%, 11/15/28	500,000	529,535
8.75%, 03/15/32	300,000	358,608
Sprint LLC
7.63%, 02/15/25 (a)	250,000	254,175
7.63%, 03/01/26 (a)	250,000	259,372
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	200,000	194,754
3.70%, 04/14/27 (a)	150,000	143,033
4.00%, 04/14/32 (a)	150,000	137,514
TCI Communications, Inc.
7.13%, 02/15/28	30,000	32,310
Telefonica Emisiones SA
4.10%, 03/08/27	300,000	288,705
7.05%, 06/20/36	365,000	396,529
4.67%, 03/06/38	150,000	130,251
5.21%, 03/08/47	300,000	257,007
4.90%, 03/06/48	150,000	122,154
5.52%, 03/01/49 (a)	300,000	267,156
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Telefonica Europe BV
8.25%, 09/15/30	100,000	114,955
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	333,207
4.60%, 11/16/48 (a)	100,000	82,242
4.30%, 06/15/49 (a)	150,000	116,645
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	200,000	224,276
Time Warner Cable LLC
6.55%, 05/01/37	150,000	141,668
7.30%, 07/01/38	300,000	299,850
6.75%, 06/15/39	250,000	238,130
5.88%, 11/15/40 (a)	224,000	193,561
5.50%, 09/01/41 (a)	250,000	207,435
4.50%, 09/15/42 (a)	200,000	147,986
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	500,000	486,510
1.50%, 02/15/26 (a)	250,000	230,270
2.25%, 02/15/26 (a)	300,000	280,698
2.63%, 04/15/26 (a)	250,000	235,185
3.75%, 04/15/27 (a)	750,000	715,620
4.75%, 02/01/28 (a)	300,000	293,877
2.05%, 02/15/28 (a)	300,000	264,174
4.95%, 03/15/28 (a)	150,000	149,016
4.80%, 07/15/28 (a)	150,000	147,779
2.63%, 02/15/29 (a)	150,000	132,191
2.40%, 03/15/29 (a)	100,000	87,026
3.38%, 04/15/29 (a)	400,000	363,208
3.88%, 04/15/30 (a)	1,300,000	1,194,544
2.55%, 02/15/31 (a)	500,000	414,675
2.88%, 02/15/31 (a)	200,000	169,590
3.50%, 04/15/31 (a)	400,000	352,204
2.25%, 11/15/31 (a)	100,000	79,730
2.70%, 03/15/32 (a)	200,000	164,118
5.20%, 01/15/33 (a)	300,000	295,656
5.05%, 07/15/33 (a)	450,000	436,653
4.38%, 04/15/40 (a)	350,000	299,397
3.00%, 02/15/41 (a)	450,000	317,461
4.50%, 04/15/50 (a)	500,000	415,650
3.30%, 02/15/51 (a)	550,000	368,852
3.40%, 10/15/52 (a)	500,000	337,170
5.65%, 01/15/53 (a)	300,000	293,295
5.75%, 01/15/54 (a)	200,000	198,164
6.00%, 06/15/54 (a)	175,000	179,109
3.60%, 11/15/60 (a)	300,000	200,445
5.80%, 09/15/62 (a)	100,000	98,467
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	150,000	145,188
3.00%, 02/13/26	150,000	143,666
1.85%, 07/30/26	150,000	139,044
2.95%, 06/15/27	200,000	189,452
7.00%, 03/01/32	100,000	112,942
4.38%, 08/16/41	100,000	86,656
4.13%, 12/01/41	150,000	127,434
4.13%, 06/01/44	250,000	209,522
3.00%, 07/30/46	100,000	68,634
Verizon Communications, Inc.
3.38%, 02/15/25	100,000	97,678
0.85%, 11/20/25 (a)	300,000	275,865
1.45%, 03/20/26 (a)	350,000	321,797
2.63%, 08/15/26	300,000	281,904
4.13%, 03/16/27	550,000	533,846
3.00%, 03/22/27 (a)	150,000	140,618
2.10%, 03/22/28 (a)	500,000	443,100
4.33%, 09/21/28	700,000	676,277
3.88%, 02/08/29 (a)	200,000	189,272
4.02%, 12/03/29 (a)	700,000	657,377

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 03/22/30 (a)	250,000	221,890
1.50%, 09/18/30 (a)	250,000	199,297
1.68%, 10/30/30 (a)	117,000	92,779
7.75%, 12/01/30	202,000	229,751
1.75%, 01/20/31 (a)	400,000	315,572
2.55%, 03/21/31 (a)	600,000	498,504
2.36%, 03/15/32 (a)	813,000	648,847
5.05%, 05/09/33 (a)	150,000	147,779
4.50%, 08/10/33	400,000	374,112
6.40%, 09/15/33	100,000	107,129
4.40%, 11/01/34 (a)	330,000	303,600
4.27%, 01/15/36	305,000	273,765
5.25%, 03/16/37	200,000	198,306
4.81%, 03/15/39	200,000	183,424
2.65%, 11/20/40 (a)	500,000	340,730
3.40%, 03/22/41 (a)	650,000	492,297
2.85%, 09/03/41 (a)	250,000	173,935
3.85%, 11/01/42 (a)	100,000	79,477
6.55%, 09/15/43	100,000	109,525
4.13%, 08/15/46	200,000	161,780
4.86%, 08/21/46	400,000	357,020
4.52%, 09/15/48	250,000	215,252
5.01%, 04/15/49	150,000	140,783
4.00%, 03/22/50 (a)	250,000	194,102
2.88%, 11/20/50 (a)	500,000	316,495
3.55%, 03/22/51 (a)	825,000	592,135
3.88%, 03/01/52 (a)	150,000	114,077
5.01%, 08/21/54	100,000	91,534
4.67%, 03/15/55	100,000	86,522
2.99%, 10/30/56 (a)	550,000	337,975
3.00%, 11/20/60 (a)	350,000	212,870
3.70%, 03/22/61 (a)	650,000	460,128
Vodafone Group PLC
4.13%, 05/30/25	250,000	245,645
4.38%, 05/30/28	200,000	196,280
7.88%, 02/15/30	150,000	168,142
6.15%, 02/27/37	300,000	309,939
5.00%, 05/30/38	100,000	95,507
4.38%, 02/19/43	250,000	205,310
5.25%, 05/30/48	225,000	205,884
4.88%, 06/19/49	350,000	297,958
4.25%, 09/17/50	250,000	193,517
5.63%, 02/10/53 (a)	150,000	142,785
5.13%, 06/19/59	100,000	84,975
5.75%, 02/10/63 (a)	100,000	95,132
Walt Disney Co.
3.35%, 03/24/25	250,000	244,030
3.70%, 10/15/25 (a)	100,000	97,638
1.75%, 01/13/26	300,000	281,544
2.20%, 01/13/28	200,000	181,654
2.00%, 09/01/29 (a)	350,000	302,445
3.80%, 03/22/30	200,000	188,192
2.65%, 01/13/31	450,000	387,085
6.55%, 03/15/33	100,000	110,201
6.20%, 12/15/34	150,000	164,085
6.40%, 12/15/35	230,000	253,722
6.15%, 03/01/37	50,000	53,177
6.65%, 11/15/37	200,000	224,596
4.63%, 03/23/40 (a)	200,000	186,280
3.50%, 05/13/40 (a)	350,000	281,967
5.40%, 10/01/43	50,000	49,720
4.75%, 09/15/44 (a)	150,000	135,564
4.95%, 10/15/45 (a)	100,000	92,773
4.75%, 11/15/46 (a)	100,000	90,295
2.75%, 09/01/49 (a)	350,000	225,176
4.70%, 03/23/50 (a)	300,000	274,626
3.60%, 01/13/51 (a)	450,000	340,569
3.80%, 05/13/60 (a)	250,000	187,912
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Warnermedia Holdings, Inc.
3.64%, 03/15/25	500,000	486,650
3.79%, 03/15/25 (a)	100,000	97,452
3.76%, 03/15/27 (a)	700,000	660,737
4.05%, 03/15/29 (a)	250,000	231,135
4.28%, 03/15/32 (a)	900,000	794,997
5.05%, 03/15/42 (a)	800,000	661,752
5.14%, 03/15/52 (a)	1,200,000	960,360
5.39%, 03/15/62 (a)	450,000	359,091
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	166,538
		92,546,369
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	500,000	466,090
2.13%, 02/09/31 (a)(f)	200,000	160,496
4.00%, 12/06/37 (a)	200,000	163,830
2.70%, 02/09/41 (a)	250,000	159,712
4.20%, 12/06/47 (a)	200,000	150,882
3.15%, 02/09/51 (a)	300,000	181,749
4.40%, 12/06/57 (a)	200,000	149,550
3.25%, 02/09/61 (a)	200,000	115,522
Amazon.com, Inc.
3.80%, 12/05/24 (a)	195,000	192,303
3.00%, 04/13/25	250,000	243,570
0.80%, 06/03/25 (a)	250,000	235,197
4.60%, 12/01/25	250,000	248,742
5.20%, 12/03/25 (a)	200,000	201,108
1.00%, 05/12/26 (a)	600,000	547,866
3.30%, 04/13/27 (a)	400,000	383,104
1.20%, 06/03/27 (a)	200,000	177,620
3.15%, 08/22/27 (a)	600,000	568,794
4.55%, 12/01/27 (a)	350,000	349,835
1.65%, 05/12/28 (a)	400,000	353,628
3.45%, 04/13/29 (a)	250,000	236,672
4.65%, 12/01/29 (a)	300,000	301,014
1.50%, 06/03/30 (a)	400,000	328,732
2.10%, 05/12/31 (a)	525,000	438,286
3.60%, 04/13/32 (a)	500,000	460,595
4.70%, 12/01/32 (a)	400,000	398,716
4.80%, 12/05/34 (a)	150,000	151,185
3.88%, 08/22/37 (a)	500,000	446,135
2.88%, 05/12/41 (a)	300,000	222,993
4.95%, 12/05/44 (a)	280,000	275,484
4.05%, 08/22/47 (a)	600,000	510,276
2.50%, 06/03/50 (a)	400,000	250,428
3.10%, 05/12/51 (a)	600,000	420,984
3.95%, 04/13/52 (a)	450,000	369,729
4.25%, 08/22/57 (a)	400,000	343,680
2.70%, 06/03/60 (a)	300,000	183,561
3.25%, 05/12/61 (a)	300,000	206,103
4.10%, 04/13/62 (a)	200,000	163,618
American Honda Finance Corp.
1.50%, 01/13/25	250,000	239,797
4.60%, 04/17/25	250,000	247,810
1.20%, 07/08/25	250,000	234,935
1.00%, 09/10/25	250,000	232,515
5.80%, 10/03/25	200,000	202,032
5.25%, 07/07/26	200,000	201,204
2.30%, 09/09/26	200,000	186,216
2.35%, 01/08/27	50,000	46,194
3.50%, 02/15/28	100,000	94,207
2.00%, 03/24/28	250,000	220,605
5.13%, 07/07/28	200,000	200,834
4.60%, 04/17/30	200,000	193,710
5.85%, 10/04/30	100,000	103,443

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aptiv PLC
4.35%, 03/15/29 (a)	100,000	94,992
5.40%, 03/15/49 (a)	100,000	87,759
3.10%, 12/01/51 (a)	250,000	150,755
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (a)	200,000	170,274
4.15%, 05/01/52 (a)	200,000	146,764
AutoNation, Inc.
4.75%, 06/01/30 (a)	100,000	92,904
2.40%, 08/01/31 (a)	100,000	76,275
3.85%, 03/01/32 (a)	150,000	126,849
AutoZone, Inc.
3.25%, 04/15/25 (a)	200,000	194,042
5.05%, 07/15/26	100,000	99,470
4.50%, 02/01/28 (a)	100,000	97,585
3.75%, 04/18/29 (a)	150,000	138,545
4.00%, 04/15/30 (a)	150,000	138,929
1.65%, 01/15/31 (a)	150,000	117,204
4.75%, 08/01/32 (a)	150,000	142,190
4.75%, 02/01/33 (a)	100,000	94,294
6.55%, 11/01/33 (a)	100,000	106,702
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	97,262
1.95%, 10/01/30 (a)	150,000	120,330
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	98,833
3.88%, 08/15/30 (a)	150,000	134,085
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	100,000	97,967
3.60%, 06/01/26 (a)	150,000	145,070
4.63%, 04/13/30 (a)	350,000	341,981
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	181,832
4.38%, 03/15/45 (a)	100,000	77,624
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	98,012
2.50%, 04/01/31 (a)	100,000	80,066
5.95%, 08/15/34 (a)	150,000	149,287
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	85,556
3.70%, 01/15/31 (a)	100,000	83,048
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	300,000	283,950
1.38%, 06/20/27 (a)	250,000	222,547
1.60%, 04/20/30 (a)	100,000	83,307
1.75%, 04/20/32 (a)	200,000	159,660
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	139,239
1.50%, 09/01/30 (a)	250,000	202,157
4.88%, 10/01/43 (a)	50,000	46,434
2.60%, 09/01/50 (a)	150,000	92,010
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	95,525
4.55%, 02/15/48 (a)	50,000	39,891
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	100,000	81,315
4.10%, 01/15/52 (a)	200,000	133,690
Dollar General Corp.
3.88%, 04/15/27 (a)	200,000	191,088
4.13%, 05/01/28 (a)	100,000	95,509
5.20%, 07/05/28 (a)	100,000	99,244
3.50%, 04/03/30 (a)	200,000	178,682
5.00%, 11/01/32 (a)	150,000	142,968
5.45%, 07/05/33 (a)	200,000	195,248
4.13%, 04/03/50 (a)	100,000	73,680
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	150,000	146,157
4.20%, 05/15/28 (a)	250,000	237,797
2.65%, 12/01/31 (a)	100,000	81,590
3.38%, 12/01/51 (a)	100,000	63,745
DR Horton, Inc.
2.60%, 10/15/25 (a)	175,000	165,914
1.40%, 10/15/27 (a)	150,000	130,841
eBay, Inc.
1.90%, 03/11/25 (a)	150,000	143,223
5.90%, 11/22/25 (a)	100,000	100,959
1.40%, 05/10/26 (a)	100,000	91,262
3.60%, 06/05/27 (a)	150,000	143,162
2.70%, 03/11/30 (a)	100,000	85,896
2.60%, 05/10/31 (a)	150,000	125,339
6.30%, 11/22/32 (a)	150,000	158,740
4.00%, 07/15/42 (a)	150,000	117,215
3.65%, 05/10/51 (a)	100,000	70,481
Expedia Group, Inc.
5.00%, 02/15/26 (a)	200,000	198,866
3.80%, 02/15/28 (a)	200,000	187,922
3.25%, 02/15/30 (a)	200,000	176,776
2.95%, 03/15/31 (a)	150,000	126,948
Ford Foundation
2.42%, 06/01/50 (a)	100,000	60,046
Ford Motor Co.
4.35%, 12/08/26 (a)	245,000	231,949
6.63%, 10/01/28	75,000	76,468
9.63%, 04/22/30 (a)	100,000	114,618
7.45%, 07/16/31	175,000	184,103
3.25%, 02/12/32 (a)	400,000	319,336
6.10%, 08/19/32 (a)	300,000	292,662
4.75%, 01/15/43	300,000	231,696
7.40%, 11/01/46	50,000	51,158
5.29%, 12/08/46 (a)	200,000	162,448
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (a)	200,000	190,144
4.69%, 06/09/25 (a)	200,000	194,418
5.13%, 06/16/25 (a)	295,000	288,566
4.13%, 08/04/25	230,000	220,998
3.38%, 11/13/25 (a)	340,000	320,419
4.39%, 01/08/26	200,000	191,888
6.95%, 03/06/26 (a)	225,000	227,185
6.95%, 06/10/26 (a)	200,000	202,290
4.54%, 08/01/26 (a)	200,000	190,382
2.70%, 08/10/26 (a)	230,000	208,426
4.27%, 01/09/27 (a)	200,000	187,960
4.95%, 05/28/27 (a)	245,000	233,919
4.13%, 08/17/27 (a)	200,000	184,944
7.35%, 11/04/27 (a)	250,000	257,382
2.90%, 02/16/28 (a)	200,000	174,896
6.80%, 05/12/28 (a)	250,000	254,637
6.80%, 11/07/28 (a)	225,000	229,570
2.90%, 02/10/29 (a)	200,000	169,914
5.11%, 05/03/29 (a)	225,000	211,354
7.35%, 03/06/30 (a)	200,000	207,834
7.20%, 06/10/30 (a)	200,000	207,042
4.00%, 11/13/30 (a)	225,000	193,354
3.63%, 06/17/31 (a)	200,000	166,360
7.12%, 11/07/33 (a)	225,000	234,605
General Motors Co.
6.13%, 10/01/25 (a)	250,000	251,315
4.20%, 10/01/27 (a)	150,000	143,499
6.80%, 10/01/27 (a)	300,000	311,703
5.00%, 10/01/28 (a)(f)	250,000	245,487
5.40%, 10/15/29 (a)	200,000	197,442
5.60%, 10/15/32 (a)(f)	200,000	195,600

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 04/01/35	100,000	90,570
6.60%, 04/01/36 (a)	200,000	205,310
5.15%, 04/01/38 (a)	175,000	155,267
6.25%, 10/02/43	250,000	240,240
5.20%, 04/01/45	250,000	211,775
6.75%, 04/01/46 (a)	100,000	101,591
5.40%, 04/01/48 (a)	75,000	63,686
5.95%, 04/01/49 (a)	200,000	183,206
General Motors Financial Co., Inc.
4.00%, 01/15/25 (a)	100,000	97,875
2.90%, 02/26/25 (a)	200,000	192,698
3.80%, 04/07/25	250,000	243,082
4.35%, 04/09/25 (a)	150,000	146,955
2.75%, 06/20/25 (a)	250,000	238,412
4.30%, 07/13/25 (a)	200,000	195,212
6.05%, 10/10/25	250,000	251,115
1.25%, 01/08/26 (a)	200,000	182,312
5.25%, 03/01/26 (a)	250,000	247,210
5.40%, 04/06/26	250,000	249,047
1.50%, 06/10/26 (a)	250,000	225,387
4.35%, 01/17/27 (a)	200,000	192,494
2.35%, 02/26/27 (a)	150,000	135,425
5.00%, 04/09/27 (a)	300,000	294,696
2.70%, 08/20/27 (a)	200,000	180,152
3.85%, 01/05/28 (a)	150,000	139,530
5.80%, 06/23/28 (a)	300,000	300,201
2.40%, 10/15/28 (a)	250,000	214,555
5.65%, 01/17/29 (a)	100,000	99,769
4.30%, 04/06/29 (a)	250,000	232,275
3.60%, 06/21/30 (a)	300,000	262,836
2.35%, 01/08/31 (a)	200,000	159,356
2.70%, 06/10/31 (a)	200,000	161,188
3.10%, 01/12/32 (a)	250,000	203,837
6.40%, 01/09/33 (a)	100,000	102,732
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	96,933
2.75%, 02/01/32 (a)	150,000	119,715
6.88%, 11/01/33 (a)	75,000	79,718
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	100,000	98,373
5.38%, 04/15/26 (a)	150,000	146,950
5.75%, 06/01/28 (a)	100,000	98,809
5.30%, 01/15/29 (a)	100,000	95,774
4.00%, 01/15/30 (a)	100,000	87,808
4.00%, 01/15/31 (a)	200,000	171,210
3.25%, 01/15/32 (a)	100,000	80,481
6.75%, 12/01/33 (a)	75,000	75,802
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	96,167
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	73,364
Home Depot, Inc.
2.70%, 04/15/25 (a)	100,000	96,928
3.35%, 09/15/25 (a)	200,000	194,846
4.00%, 09/15/25 (a)	150,000	147,561
3.00%, 04/01/26 (a)	150,000	144,048
2.13%, 09/15/26 (a)	200,000	186,232
4.95%, 09/30/26 (a)	150,000	150,348
2.50%, 04/15/27 (a)	200,000	185,962
2.80%, 09/14/27 (a)	150,000	139,976
3.90%, 12/06/28 (a)	300,000	288,753
4.90%, 04/15/29 (a)	150,000	150,345
2.95%, 06/15/29 (a)	350,000	320,645
2.70%, 04/15/30 (a)	200,000	176,418
1.38%, 03/15/31 (a)	250,000	196,907
1.88%, 09/15/31 (a)	250,000	201,562
3.25%, 04/15/32 (a)	250,000	222,150
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 09/15/32 (a)	200,000	195,964
5.88%, 12/16/36	505,000	539,759
3.30%, 04/15/40 (a)	200,000	155,994
5.40%, 09/15/40 (a)	100,000	100,258
5.95%, 04/01/41 (a)	200,000	210,928
4.20%, 04/01/43 (a)	230,000	197,586
4.88%, 02/15/44 (a)	195,000	182,157
4.40%, 03/15/45 (a)	150,000	130,845
4.25%, 04/01/46 (a)	250,000	211,795
3.90%, 06/15/47 (a)	200,000	160,216
4.50%, 12/06/48 (a)	300,000	264,903
3.13%, 12/15/49 (a)	200,000	137,918
3.35%, 04/15/50 (a)	250,000	180,245
2.38%, 03/15/51 (a)	250,000	146,108
2.75%, 09/15/51 (a)	150,000	94,850
3.63%, 04/15/52 (a)	300,000	226,059
4.95%, 09/15/52 (a)	150,000	142,296
3.50%, 09/15/56 (a)	150,000	107,741
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	185,102
2.97%, 03/10/32 (a)	150,000	130,319
Hyatt Hotels Corp.
5.38%, 04/23/25 (a)(g)	100,000	99,524
5.75%, 01/30/27 (a)	100,000	101,300
4.38%, 09/15/28 (a)	150,000	142,751
5.75%, 04/23/30 (a)(g)	100,000	100,782
JD.com, Inc.
4.13%, 01/14/50 (a)	200,000	145,874
Lear Corp.
3.80%, 09/15/27 (a)	50,000	47,135
4.25%, 05/15/29 (a)	50,000	46,480
3.50%, 05/30/30 (a)	50,000	43,296
2.60%, 01/15/32 (a)	100,000	78,299
5.25%, 05/15/49 (a)	100,000	86,577
3.55%, 01/15/52 (a)	100,000	65,008
Lennar Corp.
4.75%, 05/30/25 (a)	150,000	148,008
4.75%, 11/29/27 (a)	250,000	244,947
LKQ Corp.
6.25%, 06/15/33 (a)	150,000	150,301
Lowe's Cos., Inc.
4.40%, 09/08/25	200,000	197,250
3.38%, 09/15/25 (a)	274,000	264,780
4.80%, 04/01/26 (a)	200,000	198,484
2.50%, 04/15/26 (a)	200,000	188,350
3.35%, 04/01/27 (a)	200,000	189,868
3.10%, 05/03/27 (a)	250,000	235,552
1.30%, 04/15/28 (a)	250,000	214,802
3.65%, 04/05/29 (a)	300,000	280,518
4.50%, 04/15/30 (a)	200,000	193,110
1.70%, 10/15/30 (a)	250,000	199,580
2.63%, 04/01/31 (a)	350,000	294,315
3.75%, 04/01/32 (a)	300,000	268,638
5.00%, 04/15/33 (a)	200,000	195,864
5.15%, 07/01/33 (a)	150,000	147,541
5.00%, 04/15/40 (a)	100,000	91,235
2.80%, 09/15/41 (a)	200,000	135,880
4.65%, 04/15/42 (a)	95,000	82,859
4.38%, 09/15/45 (a)	100,000	81,850
3.70%, 04/15/46 (a)	150,000	110,517
4.05%, 05/03/47 (a)	250,000	193,275
4.55%, 04/05/49 (a)	100,000	82,411
5.13%, 04/15/50 (a)	100,000	90,083
3.00%, 10/15/50 (a)	200,000	126,222
3.50%, 04/01/51 (a)	50,000	34,449
4.25%, 04/01/52 (a)	300,000	235,923
5.63%, 04/15/53 (a)	250,000	243,405

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 07/01/53 (a)	75,000	74,059
4.45%, 04/01/62 (a)	250,000	193,825
5.80%, 09/15/62 (a)	200,000	193,400
5.85%, 04/01/63 (a)	100,000	97,142
Magna International, Inc.
4.15%, 10/01/25 (a)	200,000	196,256
2.45%, 06/15/30 (a)	200,000	169,360
Marriott International, Inc.
3.75%, 03/15/25 (a)	130,000	127,052
5.75%, 05/01/25 (a)	300,000	300,549
3.13%, 06/15/26 (a)	150,000	141,948
5.45%, 09/15/26 (a)	100,000	100,666
5.00%, 10/15/27 (a)	150,000	149,287
4.00%, 04/15/28 (a)	100,000	94,398
5.55%, 10/15/28 (a)	125,000	126,015
4.63%, 06/15/30 (a)	200,000	190,620
3.50%, 10/15/32 (a)	350,000	297,874
McDonald's Corp.
3.38%, 05/26/25 (a)	150,000	146,123
3.30%, 07/01/25 (a)	100,000	97,092
1.45%, 09/01/25 (a)	100,000	93,750
3.70%, 01/30/26 (a)	330,000	320,846
3.50%, 03/01/27 (a)	200,000	191,628
3.50%, 07/01/27 (a)	200,000	190,454
3.80%, 04/01/28 (a)	250,000	239,377
4.80%, 08/14/28 (a)	100,000	99,774
2.63%, 09/01/29 (a)	100,000	89,088
2.13%, 03/01/30 (a)	150,000	127,568
3.60%, 07/01/30 (a)	150,000	138,495
4.60%, 09/09/32 (a)	150,000	146,826
4.95%, 08/14/33 (a)	125,000	124,030
4.70%, 12/09/35 (a)	100,000	94,777
6.30%, 10/15/37	200,000	217,198
6.30%, 03/01/38	100,000	108,868
4.88%, 07/15/40	100,000	92,324
3.70%, 02/15/42	100,000	78,977
4.60%, 05/26/45 (a)	100,000	88,018
4.88%, 12/09/45 (a)	320,000	291,680
4.45%, 03/01/47 (a)	100,000	85,397
4.45%, 09/01/48 (a)	200,000	171,966
3.63%, 09/01/49 (a)	300,000	223,284
4.20%, 04/01/50 (a)	100,000	81,572
5.15%, 09/09/52 (a)	150,000	141,000
5.45%, 08/14/53 (a)	150,000	147,991
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	150,000	116,163
6.00%, 01/15/43 (a)	150,000	131,555
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	350,000	423,066
NIKE, Inc.
2.38%, 11/01/26 (a)	100,000	93,779
2.75%, 03/27/27 (a)	350,000	329,126
2.85%, 03/27/30 (a)	350,000	313,971
3.25%, 03/27/40 (a)	300,000	236,913
3.38%, 11/01/46 (a)	230,000	172,866
3.38%, 03/27/50 (a)	200,000	153,160
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	172,686
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	150,000	142,448
4.35%, 06/01/28 (a)	200,000	194,936
4.20%, 04/01/30 (a)	100,000	93,868
1.75%, 03/15/31 (a)	150,000	117,827
4.70%, 06/15/32 (a)	150,000	143,436
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PACCAR Financial Corp.
1.80%, 02/06/25	200,000	192,354
3.55%, 08/11/25	200,000	195,210
1.10%, 05/11/26	275,000	251,207
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	150,261
7.88%, 06/15/32	200,000	226,330
PVH Corp.
4.63%, 07/10/25 (a)(c)	150,000	146,339
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	131,198
Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	91,577
Ross Stores, Inc.
0.88%, 04/15/26 (a)	250,000	225,155
Sands China Ltd.
5.38%, 08/08/25 (a)(g)	200,000	195,702
4.30%, 01/08/26 (a)(g)	200,000	189,720
5.65%, 08/08/28 (a)(g)	300,000	287,304
3.10%, 03/08/29 (a)(g)	200,000	167,472
4.88%, 06/18/30 (a)(g)	200,000	176,036
3.50%, 08/08/31 (a)(g)	200,000	159,946
Starbucks Corp.
3.80%, 08/15/25 (a)	300,000	292,656
2.45%, 06/15/26 (a)	150,000	140,975
2.00%, 03/12/27 (a)(f)	200,000	182,530
3.50%, 03/01/28 (a)	150,000	141,600
4.00%, 11/15/28 (a)	150,000	143,879
3.55%, 08/15/29 (a)	200,000	187,094
2.25%, 03/12/30 (a)	100,000	85,188
2.55%, 11/15/30 (a)	195,000	166,844
3.00%, 02/14/32 (a)	200,000	172,936
3.75%, 12/01/47 (a)	150,000	112,317
4.50%, 11/15/48 (a)	150,000	128,280
4.45%, 08/15/49 (a)	150,000	127,109
3.35%, 03/12/50 (a)	100,000	69,721
3.50%, 11/15/50 (a)	200,000	144,430
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	146,598
4.13%, 07/15/27 (a)	100,000	92,487
7.35%, 11/27/28 (a)	200,000	201,668
7.70%, 11/27/30 (a)	200,000	202,892
7.85%, 11/27/33 (a)	225,000	228,624
Target Corp.
2.25%, 04/15/25 (a)	300,000	288,699
2.50%, 04/15/26	200,000	190,578
3.38%, 04/15/29 (a)	150,000	141,060
2.35%, 02/15/30 (a)	250,000	216,897
2.65%, 09/15/30 (a)	350,000	304,724
4.50%, 09/15/32 (a)	200,000	193,624
4.40%, 01/15/33 (a)	100,000	96,117
4.00%, 07/01/42	75,000	63,747
3.90%, 11/15/47 (a)	300,000	240,258
2.95%, 01/15/52 (a)	200,000	131,168
4.80%, 01/15/53 (a)	200,000	183,222
TJX Cos., Inc.
2.25%, 09/15/26 (a)	200,000	186,704
1.15%, 05/15/28 (a)	150,000	128,052
3.88%, 04/15/30 (a)	100,000	93,698
1.60%, 05/15/31 (a)	100,000	79,278
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	200,000	190,398
Toyota Motor Corp.
1.34%, 03/25/26 (a)	200,000	184,236
3.67%, 07/20/28	150,000	143,876
5.12%, 07/13/33 (a)	100,000	102,150

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toyota Motor Credit Corp.
4.80%, 01/10/25	200,000	199,208
1.45%, 01/13/25	150,000	143,942
1.80%, 02/13/25	400,000	384,296
3.00%, 04/01/25	300,000	291,564
3.95%, 06/30/25	250,000	245,442
0.80%, 10/16/25	250,000	231,425
5.40%, 11/10/25	200,000	201,490
0.80%, 01/09/26	150,000	137,595
4.45%, 05/18/26	300,000	296,466
1.13%, 06/18/26	250,000	227,440
5.40%, 11/20/26	200,000	202,156
3.20%, 01/11/27	150,000	142,445
3.05%, 03/22/27	300,000	282,912
1.15%, 08/13/27	200,000	175,144
4.55%, 09/20/27	200,000	198,018
5.45%, 11/10/27	100,000	102,094
4.63%, 01/12/28	150,000	148,632
1.90%, 04/06/28	150,000	132,906
3.65%, 01/08/29	150,000	142,020
4.45%, 06/29/29	200,000	195,542
2.15%, 02/13/30	100,000	85,340
3.38%, 04/01/30	200,000	182,608
4.55%, 05/17/30	250,000	243,232
5.55%, 11/20/30	200,000	204,682
1.90%, 09/12/31	100,000	79,880
4.70%, 01/12/33	200,000	195,906
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	99,181
5.25%, 05/15/33 (a)	150,000	146,997
VF Corp.
2.40%, 04/23/25 (a)	150,000	141,903
2.95%, 04/23/30 (a)	200,000	161,948
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	237,232
4.95%, 02/15/30 (a)	200,000	186,176
5.13%, 05/15/32 (a)	200,000	184,232
5.63%, 05/15/52 (a)	150,000	129,477
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 (a)	300,000	283,569
3.20%, 04/15/30 (a)	100,000	83,552
4.80%, 11/18/44 (a)	175,000	129,497
4.10%, 04/15/50 (a)	150,000	97,767
Walmart, Inc.
3.55%, 06/26/25 (a)	100,000	98,030
3.90%, 09/09/25	250,000	246,092
4.00%, 04/15/26 (a)	250,000	246,352
3.05%, 07/08/26 (a)	200,000	191,948
1.05%, 09/17/26 (a)	200,000	181,874
3.95%, 09/09/27 (a)	200,000	196,390
3.90%, 04/15/28 (a)	125,000	121,696
3.70%, 06/26/28 (a)	300,000	291,153
1.50%, 09/22/28 (a)	200,000	174,508
2.38%, 09/24/29 (a)	100,000	88,987
7.55%, 02/15/30	200,000	232,472
1.80%, 09/22/31 (a)	250,000	204,610
4.15%, 09/09/32 (a)	200,000	193,472
4.10%, 04/15/33 (a)	250,000	238,142
5.25%, 09/01/35	250,000	262,080
6.50%, 08/15/37	150,000	172,947
6.20%, 04/15/38	100,000	112,558
3.95%, 06/28/38 (a)	100,000	89,837
5.63%, 04/01/40	100,000	105,734
5.00%, 10/25/40	150,000	150,820
5.63%, 04/15/41	100,000	105,893
2.50%, 09/22/41 (a)	200,000	139,412
4.30%, 04/22/44 (a)	100,000	89,440
3.63%, 12/15/47 (a)	50,000	39,445
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 06/29/48 (a)	350,000	300,545
2.95%, 09/24/49 (a)	150,000	104,579
2.65%, 09/22/51 (a)	250,000	162,197
4.50%, 09/09/52 (a)	200,000	182,402
4.50%, 04/15/53 (a)	250,000	228,225
		80,390,873
Consumer Non-Cyclical 3.8%
Abbott Laboratories
3.75%, 11/30/26 (a)	500,000	487,650
1.15%, 01/30/28 (a)	50,000	43,765
1.40%, 06/30/30 (a)	150,000	123,215
4.75%, 11/30/36 (a)	350,000	342,650
6.15%, 11/30/37	150,000	165,321
5.30%, 05/27/40	100,000	101,518
4.75%, 04/15/43 (a)	150,000	144,133
4.90%, 11/30/46 (a)	576,000	555,978
AbbVie, Inc.
3.80%, 03/15/25 (a)	200,000	196,210
3.60%, 05/14/25 (a)	600,000	585,810
3.20%, 05/14/26 (a)	350,000	335,730
2.95%, 11/21/26 (a)	700,000	663,103
4.25%, 11/14/28 (a)	300,000	291,660
3.20%, 11/21/29 (a)	1,000,000	908,660
4.55%, 03/15/35 (a)	350,000	331,215
4.50%, 05/14/35 (a)	400,000	376,400
4.30%, 05/14/36 (a)	175,000	160,769
4.05%, 11/21/39 (a)	700,000	602,357
4.63%, 10/01/42 (a)	100,000	88,545
4.40%, 11/06/42	450,000	396,040
4.85%, 06/15/44 (a)	100,000	92,560
4.75%, 03/15/45 (a)	161,000	146,259
4.70%, 05/14/45 (a)	450,000	406,719
4.45%, 05/14/46 (a)	350,000	305,357
4.88%, 11/14/48 (a)	300,000	278,553
4.25%, 11/21/49 (a)	1,000,000	842,670
Adventist Health System
3.63%, 03/01/49 (a)	100,000	68,894
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	47,548
4.27%, 08/15/48 (a)	150,000	126,336
3.39%, 10/15/49 (a)	100,000	71,614
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	100,000	94,257
2.75%, 09/15/29 (a)	100,000	87,375
2.10%, 06/04/30 (a)	100,000	82,557
2.30%, 03/12/31 (a)	200,000	165,262
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	81,176
AHS Hospital Corp.
5.02%, 07/01/45	50,000	46,081
2.78%, 07/01/51 (a)	100,000	61,001
Allina Health System
3.89%, 04/15/49	100,000	77,278
Altria Group, Inc.
2.35%, 05/06/25 (a)	170,000	162,760
4.40%, 02/14/26 (a)	200,000	196,442
2.63%, 09/16/26 (a)	100,000	93,251
4.80%, 02/14/29 (a)	300,000	292,983
3.40%, 05/06/30 (a)	150,000	133,365
2.45%, 02/04/32 (a)	300,000	235,875
6.88%, 11/01/33 (a)	100,000	106,290
5.80%, 02/14/39 (a)	375,000	369,844
3.40%, 02/04/41 (a)	200,000	138,614
4.25%, 08/09/42	200,000	153,882
4.50%, 05/02/43	100,000	79,044

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 01/31/44 (f)	295,000	286,135
3.88%, 09/16/46 (a)	200,000	140,818
5.95%, 02/14/49 (a)	400,000	389,916
4.45%, 05/06/50 (a)	100,000	75,149
3.70%, 02/04/51 (a)	250,000	167,040
4.00%, 02/04/61 (a)	200,000	138,220
Amgen, Inc.
1.90%, 02/21/25 (a)	100,000	96,019
5.25%, 03/02/25	200,000	199,346
3.13%, 05/01/25 (a)	250,000	242,227
5.51%, 03/02/26 (a)	200,000	199,988
2.60%, 08/19/26 (a)	130,000	121,882
2.20%, 02/21/27 (a)	300,000	275,463
3.20%, 11/02/27 (a)	150,000	140,604
5.15%, 03/02/28 (a)	750,000	752,332
1.65%, 08/15/28 (a)	300,000	258,861
3.00%, 02/22/29 (a)	200,000	182,274
4.05%, 08/18/29 (a)	300,000	285,627
2.45%, 02/21/30 (a)	200,000	171,930
5.25%, 03/02/30 (a)	500,000	502,850
2.30%, 02/25/31 (a)	175,000	145,152
2.00%, 01/15/32 (a)	300,000	236,346
3.35%, 02/22/32 (a)	200,000	175,798
4.20%, 03/01/33 (a)	200,000	184,476
5.25%, 03/02/33 (a)	700,000	693,399
6.40%, 02/01/39	50,000	53,275
3.15%, 02/21/40 (a)	350,000	258,454
2.80%, 08/15/41 (a)	200,000	137,796
4.95%, 10/01/41	100,000	90,569
5.15%, 11/15/41 (a)	100,000	92,675
5.60%, 03/02/43 (a)	500,000	489,915
4.40%, 05/01/45 (a)	300,000	249,336
4.56%, 06/15/48 (a)	250,000	212,182
3.38%, 02/21/50 (a)	400,000	277,360
4.66%, 06/15/51 (a)	625,000	534,675
3.00%, 01/15/52 (a)	150,000	97,208
4.20%, 02/22/52 (a)	200,000	158,074
4.88%, 03/01/53 (a)	200,000	176,166
5.65%, 03/02/53 (a)	750,000	740,422
2.77%, 09/01/53 (a)	219,000	130,653
4.40%, 02/22/62 (a)	175,000	138,178
5.75%, 03/02/63 (a)	475,000	465,956
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	600,000	584,892
4.70%, 02/01/36 (a)	955,000	911,022
4.90%, 02/01/46 (a)	1,700,000	1,574,438
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	142,868
4.63%, 02/01/44	200,000	178,998
4.90%, 02/01/46 (a)	200,000	184,810
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	450,000	436,311
4.75%, 01/23/29 (a)	800,000	798,656
3.50%, 06/01/30 (a)	300,000	277,629
4.90%, 01/23/31 (a)	100,000	101,016
4.38%, 04/15/38 (a)	250,000	226,617
8.20%, 01/15/39	250,000	317,127
5.45%, 01/23/39 (a)	400,000	401,720
8.00%, 11/15/39	150,000	184,309
4.35%, 06/01/40 (a)	250,000	221,485
4.95%, 01/15/42	200,000	189,408
4.60%, 04/15/48 (a)	400,000	357,828
4.44%, 10/06/48 (a)	350,000	305,273
5.55%, 01/23/49 (a)	700,000	715,162
4.50%, 06/01/50 (a)	200,000	176,306
4.75%, 04/15/58 (a)	150,000	133,500
5.80%, 01/23/59 (a)	350,000	366,086
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	188,700
3.25%, 03/27/30 (a)	200,000	181,548
2.90%, 03/01/32 (a)	250,000	215,240
5.38%, 09/15/35	100,000	101,284
4.54%, 03/26/42	100,000	88,646
3.75%, 09/15/47 (a)	50,000	38,307
4.50%, 03/15/49 (a)	100,000	87,643
2.70%, 09/15/51 (a)	100,000	62,644
Ascension Health
2.53%, 11/15/29 (a)	150,000	130,754
3.11%, 11/15/39 (a)	100,000	74,411
3.95%, 11/15/46	250,000	198,245
4.85%, 11/15/53	100,000	91,239
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	250,000	228,597
4.88%, 03/03/28 (a)	200,000	200,326
1.75%, 05/28/28 (a)	250,000	220,145
4.90%, 03/03/30 (a)	150,000	150,547
2.25%, 05/28/31 (a)	150,000	124,992
4.88%, 03/03/33 (a)	150,000	149,370
AstraZeneca PLC
3.38%, 11/16/25	300,000	290,802
0.70%, 04/08/26 (a)	200,000	182,074
3.13%, 06/12/27 (a)	100,000	94,773
4.00%, 01/17/29 (a)	150,000	144,877
1.38%, 08/06/30 (a)	250,000	201,362
6.45%, 09/15/37	380,000	424,000
4.00%, 09/18/42	250,000	213,225
4.38%, 11/16/45	100,000	87,947
4.38%, 08/17/48 (a)	150,000	132,201
2.13%, 08/06/50 (a)	50,000	29,025
3.00%, 05/28/51 (a)	200,000	139,562
Banner Health
2.34%, 01/01/30 (a)	100,000	84,521
1.90%, 01/01/31 (a)	100,000	79,494
3.18%, 01/01/50 (a)	100,000	67,653
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	103,430
BAT Capital Corp.
3.22%, 09/06/26 (a)	200,000	188,556
4.70%, 04/02/27 (a)	150,000	146,566
3.56%, 08/15/27 (a)	400,000	374,788
2.26%, 03/25/28 (a)	350,000	306,946
3.46%, 09/06/29 (a)	100,000	89,235
4.91%, 04/02/30 (a)	175,000	167,263
6.34%, 08/02/30 (a)	200,000	205,310
2.73%, 03/25/31 (a)	250,000	203,402
4.74%, 03/16/32 (a)	200,000	185,580
7.75%, 10/19/32 (a)	100,000	110,586
6.42%, 08/02/33 (a)	250,000	254,857
4.39%, 08/15/37 (a)	450,000	363,964
3.73%, 09/25/40 (a)	150,000	106,374
7.08%, 08/02/43 (a)	150,000	152,796
4.54%, 08/15/47 (a)	400,000	293,356
4.76%, 09/06/49 (a)	150,000	112,238
5.28%, 04/02/50 (a)	100,000	80,891
3.98%, 09/25/50 (a)	200,000	134,596
5.65%, 03/16/52 (a)	125,000	107,735
7.08%, 08/02/53 (a)	100,000	101,491
BAT International Finance PLC
1.67%, 03/25/26 (a)	250,000	229,257
4.45%, 03/16/28 (a)	100,000	95,994
5.93%, 02/02/29 (a)	100,000	101,607

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	146,676
5.25%, 06/23/45 (a)	99,000	92,854
Baxter International, Inc.
2.60%, 08/15/26 (a)	129,000	119,961
1.92%, 02/01/27 (a)	300,000	270,204
2.27%, 12/01/28 (a)	250,000	216,272
3.95%, 04/01/30 (a)	100,000	91,528
1.73%, 04/01/31 (a)	150,000	115,577
2.54%, 02/01/32 (a)	250,000	200,640
3.50%, 08/15/46 (a)	85,000	56,781
3.13%, 12/01/51 (a)	150,000	94,629
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	77,810
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	79,616
4.19%, 11/15/45 (a)	100,000	83,152
2.84%, 11/15/50 (a)	200,000	126,942
Becton Dickinson & Co.
3.73%, 12/15/24 (a)	102,000	100,020
3.70%, 06/06/27 (a)	298,000	283,934
4.69%, 02/13/28 (a)	150,000	147,939
2.82%, 05/20/30 (a)	150,000	129,879
1.96%, 02/11/31 (a)	200,000	160,748
4.69%, 12/15/44 (a)	250,000	219,035
4.67%, 06/06/47 (a)	200,000	174,966
3.79%, 05/20/50 (a)	150,000	112,775
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	292,614
2.25%, 05/01/30 (a)	300,000	247,008
3.15%, 05/01/50 (a)	300,000	193,944
3.25%, 02/15/51 (a)	292,000	191,955
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	92,983
3.70%, 03/15/32 (a)	150,000	128,841
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31 (a)	100,000	79,780
3.21%, 06/01/50 (a)	100,000	64,666
Boston Scientific Corp.
1.90%, 06/01/25 (a)	100,000	94,964
2.65%, 06/01/30 (a)	150,000	129,425
6.50%, 11/15/35 (e)	100,000	108,512
4.55%, 03/01/39 (a)	150,000	134,598
4.70%, 03/01/49 (a)	150,000	133,428
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	150,000	138,879
3.20%, 06/15/26 (a)	350,000	336,868
3.25%, 02/27/27	150,000	143,651
1.13%, 11/13/27 (a)	250,000	217,992
3.90%, 02/20/28 (a)	300,000	289,866
3.40%, 07/26/29 (a)	200,000	185,838
1.45%, 11/13/30 (a)	150,000	119,202
5.75%, 02/01/31 (a)	250,000	260,455
2.95%, 03/15/32 (a)	350,000	301,871
5.90%, 11/15/33 (a)	200,000	210,648
4.13%, 06/15/39 (a)	325,000	279,669
2.35%, 11/13/40 (a)	150,000	99,180
3.55%, 03/15/42 (a)	250,000	194,747
3.25%, 08/01/42	100,000	73,461
4.63%, 05/15/44 (a)	150,000	133,310
5.00%, 08/15/45 (a)	100,000	93,024
4.35%, 11/15/47 (a)	250,000	209,302
4.55%, 02/20/48 (a)	250,000	217,130
4.25%, 10/26/49 (a)	650,000	538,284
2.55%, 11/13/50 (a)	200,000	119,854
3.70%, 03/15/52 (a)	350,000	261,334
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 11/15/53 (a)	200,000	218,220
3.90%, 03/15/62 (a)	200,000	147,632
6.40%, 11/15/63 (a)	200,000	220,894
Brown-Forman Corp.
4.75%, 04/15/33 (a)	150,000	147,933
4.00%, 04/15/38 (a)	150,000	128,187
Brunswick Corp.
2.40%, 08/18/31 (a)	150,000	114,836
5.10%, 04/01/52 (a)	75,000	54,591
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	100,000	93,771
3.25%, 08/15/26 (a)	150,000	142,566
3.75%, 09/25/27 (a)	150,000	142,823
2.75%, 05/14/31 (a)	150,000	126,948
Campbell Soup Co.
3.95%, 03/15/25 (a)	100,000	97,885
3.30%, 03/19/25 (a)	150,000	145,537
4.15%, 03/15/28 (a)	150,000	144,294
4.80%, 03/15/48 (a)	100,000	84,703
3.13%, 04/24/50 (a)	200,000	128,048
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	130,000	126,113
3.41%, 06/15/27 (a)	250,000	236,405
4.50%, 11/15/44 (a)	100,000	80,709
4.90%, 09/15/45 (a)	80,000	67,804
4.37%, 06/15/47 (a)	100,000	80,560
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	50,000	32,545
Cencora, Inc.
3.25%, 03/01/25 (a)	100,000	97,343
3.45%, 12/15/27 (a)	100,000	94,711
2.80%, 05/15/30 (a)	100,000	86,190
2.70%, 03/15/31 (a)	200,000	167,976
4.25%, 03/01/45 (a)	100,000	81,613
4.30%, 12/15/47 (a)	100,000	84,209
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	87,131
Children's Hospital
2.93%, 07/15/50 (a)	100,000	60,471
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	82,292
2.59%, 02/01/50 (a)	80,000	48,619
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	85,009
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	62,435
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	93,933
5.60%, 11/15/32 (a)	100,000	103,768
3.95%, 08/01/47 (a)	100,000	78,131
5.00%, 06/15/52 (a)	100,000	93,415
Cigna Group
3.25%, 04/15/25 (a)	200,000	194,096
4.13%, 11/15/25 (a)	400,000	390,828
4.50%, 02/25/26 (a)	194,000	190,849
1.25%, 03/15/26 (a)	200,000	182,986
3.40%, 03/01/27 (a)	142,000	134,909
3.05%, 10/15/27 (a)	145,000	134,489
4.38%, 10/15/28 (a)	660,000	637,428
2.40%, 03/15/30 (a)	250,000	212,137
2.38%, 03/15/31 (a)	250,000	205,085
5.40%, 03/15/33 (a)	150,000	149,838
4.80%, 08/15/38 (a)	405,000	373,973
3.20%, 03/15/40 (a)	150,000	111,390
6.13%, 11/15/41	100,000	103,629
4.80%, 07/15/46 (a)	270,000	238,515

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 10/15/47 (a)	145,000	110,232
4.90%, 12/15/48 (a)	400,000	355,196
3.40%, 03/15/50 (a)	200,000	137,900
3.40%, 03/15/51 (a)	250,000	171,825
City of Hope
5.62%, 11/15/43	100,000	93,267
Cleveland Clinic Foundation
4.86%, 01/01/14	100,000	85,131
Clorox Co.
3.10%, 10/01/27 (a)	150,000	139,254
3.90%, 05/15/28 (a)	100,000	95,090
4.60%, 05/01/32 (a)	200,000	193,012
Coca-Cola Co.
3.38%, 03/25/27	200,000	193,028
1.45%, 06/01/27	200,000	179,586
1.50%, 03/05/28	200,000	176,528
1.00%, 03/15/28	250,000	216,132
2.13%, 09/06/29	150,000	131,691
3.45%, 03/25/30	200,000	186,756
1.65%, 06/01/30	300,000	249,588
2.00%, 03/05/31	125,000	104,569
1.38%, 03/15/31	250,000	199,712
2.25%, 01/05/32	350,000	295,526
2.50%, 06/01/40	200,000	142,950
2.88%, 05/05/41	150,000	112,016
4.20%, 03/25/50	100,000	87,988
2.60%, 06/01/50	300,000	193,920
3.00%, 03/05/51	250,000	177,430
2.50%, 03/15/51	150,000	94,311
2.75%, 06/01/60	200,000	128,246
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	97,305
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	200,000	174,364
1.85%, 09/01/32 (a)	100,000	76,314
5.25%, 11/26/43	150,000	141,080
Colgate-Palmolive Co.
4.80%, 03/02/26	100,000	100,421
3.10%, 08/15/27 (a)	200,000	190,324
4.60%, 03/01/33 (a)	150,000	149,439
4.00%, 08/15/45	100,000	86,060
3.70%, 08/01/47 (a)	100,000	81,360
CommonSpirit Health
1.55%, 10/01/25 (a)	125,000	116,030
6.07%, 11/01/27 (a)	100,000	101,868
3.35%, 10/01/29 (a)	150,000	133,010
4.35%, 11/01/42	150,000	122,744
3.82%, 10/01/49 (a)	150,000	107,937
4.19%, 10/01/49 (a)	100,000	76,041
3.91%, 10/01/50 (a)	100,000	72,255
6.46%, 11/01/52 (a)	100,000	107,033
Community Health Network, Inc.
3.10%, 05/01/50 (a)	150,000	93,512
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	150,000	147,196
5.30%, 10/01/26	200,000	199,532
1.38%, 11/01/27 (a)	250,000	215,082
4.85%, 11/01/28 (a)	250,000	243,342
5.30%, 11/01/38 (a)	100,000	91,243
5.40%, 11/01/48 (a)	200,000	179,194
Constellation Brands, Inc.
4.40%, 11/15/25 (a)	100,000	98,065
4.75%, 12/01/25	100,000	98,910
3.70%, 12/06/26 (a)	100,000	96,146
3.50%, 05/09/27 (a)	100,000	94,933
3.60%, 02/15/28 (a)	150,000	141,017
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 08/01/29 (a)	50,000	45,014
2.88%, 05/01/30 (a)	200,000	173,462
4.75%, 05/09/32 (a)	150,000	143,684
4.90%, 05/01/33 (a)	150,000	144,760
4.50%, 05/09/47 (a)	150,000	124,550
4.10%, 02/15/48 (a)	100,000	78,982
5.25%, 11/15/48 (a)	150,000	139,728
3.75%, 05/01/50 (a)	150,000	111,128
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	50,000	35,751
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	68,751
CVS Health Corp.
4.10%, 03/25/25 (a)	150,000	147,718
3.88%, 07/20/25 (a)	500,000	487,765
5.00%, 02/20/26 (a)	250,000	248,832
2.88%, 06/01/26 (a)	300,000	283,629
3.00%, 08/15/26 (a)	200,000	188,738
3.63%, 04/01/27 (a)	150,000	142,778
1.30%, 08/21/27 (a)	400,000	347,788
4.30%, 03/25/28 (a)	845,000	818,205
5.00%, 01/30/29 (a)	200,000	199,082
3.25%, 08/15/29 (a)	300,000	270,282
5.13%, 02/21/30 (a)	250,000	246,587
3.75%, 04/01/30 (a)	300,000	274,782
1.75%, 08/21/30 (a)	250,000	199,900
5.25%, 01/30/31 (a)	100,000	99,523
1.88%, 02/28/31 (a)	250,000	197,902
2.13%, 09/15/31 (a)	200,000	158,794
5.25%, 02/21/33 (a)	300,000	295,272
5.30%, 06/01/33 (a)	200,000	197,068
4.88%, 07/20/35 (a)	100,000	93,406
4.78%, 03/25/38 (a)	900,000	809,397
6.13%, 09/15/39	50,000	50,717
4.13%, 04/01/40 (a)	200,000	162,318
2.70%, 08/21/40 (a)	200,000	133,914
5.30%, 12/05/43 (a)	100,000	91,648
5.13%, 07/20/45 (a)	600,000	533,742
5.05%, 03/25/48 (a)	1,400,000	1,229,452
4.25%, 04/01/50 (a)	150,000	116,801
5.63%, 02/21/53 (a)	200,000	189,776
5.88%, 06/01/53 (a)	200,000	196,262
6.00%, 06/01/63 (a)	100,000	98,254
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	48,437
4.38%, 09/15/45 (a)	100,000	86,771
2.60%, 10/01/50 (a)	200,000	123,494
2.80%, 12/10/51 (a)	200,000	127,120
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	150,000	128,723
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	100,000	87,642
3.25%, 11/15/39 (a)	150,000	116,357
3.40%, 11/15/49 (a)	150,000	108,857
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	187,308
3.88%, 05/18/28 (a)	200,000	192,222
2.38%, 10/24/29 (a)	200,000	174,082
2.00%, 04/29/30 (a)	250,000	208,312
2.13%, 04/29/32 (a)	200,000	159,034
5.50%, 01/24/33 (a)	200,000	204,814
5.63%, 10/05/33 (a)	200,000	206,882
3.88%, 04/29/43 (a)	100,000	81,657
Diageo Investment Corp.
4.25%, 05/11/42	150,000	128,246

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dignity Health
4.50%, 11/01/42	50,000	40,518
5.27%, 11/01/64	50,000	44,276
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	119,157
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	95,920
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	96,902
5.50%, 03/15/27	200,000	206,476
3.10%, 05/15/27 (a)	100,000	94,862
3.38%, 03/15/29 (a)	200,000	188,964
4.70%, 02/27/33 (a)	200,000	198,794
3.70%, 03/01/45 (a)	100,000	80,983
3.95%, 05/15/47 (a)	50,000	42,314
3.95%, 03/15/49 (a)	200,000	167,340
2.25%, 05/15/50 (a)	200,000	120,828
4.88%, 02/27/53 (a)	200,000	194,696
4.15%, 03/15/59 (a)	150,000	124,772
2.50%, 09/15/60 (a)	100,000	57,597
4.95%, 02/27/63 (a)	150,000	144,634
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	50,000	48,315
3.15%, 03/15/27 (a)	100,000	94,709
4.38%, 05/15/28 (a)	100,000	97,632
2.38%, 12/01/29 (a)	100,000	86,354
2.60%, 04/15/30 (a)	150,000	129,137
1.95%, 03/15/31 (a)	150,000	120,615
4.65%, 05/15/33 (a)	100,000	95,755
6.00%, 05/15/37	90,000	93,896
4.15%, 03/15/47 (a)	100,000	80,491
3.13%, 12/01/49 (a)	150,000	101,117
5.15%, 05/15/53 (a)	100,000	94,004
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	80,578
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	300,000	211,068
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	35,092
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	200,000	200,310
5.65%, 11/15/27 (a)	300,000	304,041
5.86%, 03/15/30 (a)	200,000	203,978
5.91%, 11/22/32 (a)	300,000	306,468
6.38%, 11/22/52 (a)	200,000	214,822
General Mills, Inc.
3.20%, 02/10/27 (a)	200,000	188,974
4.20%, 04/17/28 (a)	375,000	363,022
2.88%, 04/15/30 (a)	150,000	130,673
2.25%, 10/14/31 (a)	150,000	120,723
4.95%, 03/29/33 (a)	200,000	194,298
5.40%, 06/15/40	75,000	71,198
3.00%, 02/01/51 (a)	150,000	96,618
Gilead Sciences, Inc.
3.50%, 02/01/25 (a)	400,000	391,504
3.65%, 03/01/26 (a)	500,000	483,990
2.95%, 03/01/27 (a)	200,000	187,758
1.20%, 10/01/27 (a)	150,000	130,742
1.65%, 10/01/30 (a)	200,000	161,926
4.60%, 09/01/35 (a)	200,000	188,984
4.00%, 09/01/36 (a)	100,000	87,865
2.60%, 10/01/40 (a)	200,000	138,392
5.65%, 12/01/41 (a)	224,000	226,587
4.80%, 04/01/44 (a)	300,000	273,081
4.50%, 02/01/45 (a)	350,000	304,419
4.75%, 03/01/46 (a)	370,000	333,577
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 03/01/47 (a)	300,000	246,477
2.80%, 10/01/50 (a)	250,000	160,042
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	187,470
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	150,000	146,859
3.88%, 05/15/28	400,000	384,968
6.38%, 05/15/38	363,000	405,340
4.20%, 03/18/43	100,000	87,780
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	134,066
2.88%, 09/01/50 (a)	100,000	63,385
4.50%, 07/01/57 (a)	50,000	42,008
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	400,000	378,268
3.38%, 03/24/29 (a)	250,000	229,322
3.63%, 03/24/32 (a)	400,000	352,992
4.00%, 03/24/52 (a)	250,000	194,382
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	50,047
Hasbro, Inc.
3.55%, 11/19/26 (a)	150,000	140,208
3.50%, 09/15/27 (a)	100,000	93,083
3.90%, 11/19/29 (a)	100,000	90,011
6.35%, 03/15/40	50,000	48,540
5.10%, 05/15/44 (a)	50,000	41,536
HCA, Inc.
5.38%, 02/01/25	265,000	263,479
5.25%, 04/15/25	300,000	297,798
5.88%, 02/15/26 (a)	250,000	250,627
5.25%, 06/15/26 (a)	250,000	247,992
5.38%, 09/01/26 (a)	200,000	199,112
4.50%, 02/15/27 (a)	200,000	194,148
3.13%, 03/15/27 (a)	200,000	185,702
5.20%, 06/01/28 (a)	200,000	197,240
5.63%, 09/01/28 (a)	250,000	250,595
5.88%, 02/01/29 (a)	200,000	201,884
3.38%, 03/15/29 (a)	100,000	89,763
4.13%, 06/15/29 (a)	350,000	324,891
3.50%, 09/01/30 (a)	500,000	440,220
2.38%, 07/15/31 (a)	200,000	159,336
3.63%, 03/15/32 (a)	400,000	345,120
5.50%, 06/01/33 (a)	250,000	245,842
5.13%, 06/15/39 (a)	150,000	135,144
4.38%, 03/15/42 (a)	100,000	79,464
5.50%, 06/15/47 (a)	200,000	180,072
5.25%, 06/15/49 (a)	350,000	304,150
3.50%, 07/15/51 (a)	150,000	98,376
4.63%, 03/15/52 (a)	350,000	277,109
5.90%, 06/01/53 (a)	200,000	190,550
Hershey Co.
0.90%, 06/01/25 (a)	150,000	140,942
2.45%, 11/15/29 (a)	100,000	88,011
4.50%, 05/04/33 (a)	150,000	145,506
3.13%, 11/15/49 (a)	100,000	69,330
2.65%, 06/01/50 (a)	100,000	63,273
Hormel Foods Corp.
1.70%, 06/03/28 (a)	150,000	131,973
1.80%, 06/11/30 (a)	150,000	123,698
3.05%, 06/03/51 (a)	150,000	100,014
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	150,000	127,941
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	100,421
2.55%, 03/23/31 (a)	150,000	119,036

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	44,213
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	129,236
3.90%, 06/01/50 (a)	100,000	68,887
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	71,511
IQVIA, Inc.
5.70%, 05/15/28 (a)(c)	200,000	199,422
J M Smucker Co.
3.50%, 03/15/25	237,000	231,186
5.90%, 11/15/28 (a)	200,000	204,930
2.38%, 03/15/30 (a)	100,000	83,474
2.13%, 03/15/32 (a)	250,000	194,295
6.50%, 11/15/43 (a)	200,000	209,060
4.38%, 03/15/45	100,000	80,748
3.55%, 03/15/50 (a)	100,000	68,218
6.50%, 11/15/53 (a)	150,000	159,517
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (a)(c)	200,000	201,886
7.25%, 11/15/53 (a)(c)	200,000	202,672
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27 (a)	250,000	225,130
5.13%, 02/01/28 (a)	200,000	194,814
3.00%, 02/02/29 (a)	100,000	85,499
5.50%, 01/15/30 (a)	250,000	236,797
3.63%, 01/15/32 (a)	200,000	164,056
3.00%, 05/15/32 (a)	250,000	194,712
5.75%, 04/01/33 (a)	300,000	284,163
4.38%, 02/02/52 (a)	150,000	103,397
6.50%, 12/01/52 (a)	300,000	280,653
Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	118,065
Johnson & Johnson
2.63%, 01/15/25 (a)	100,000	97,502
0.55%, 09/01/25 (a)	150,000	139,505
2.45%, 03/01/26 (a)	300,000	285,480
2.95%, 03/03/27 (a)	200,000	190,226
0.95%, 09/01/27 (a)	400,000	351,576
2.90%, 01/15/28 (a)	200,000	188,308
1.30%, 09/01/30 (a)	400,000	326,052
4.38%, 12/05/33 (a)	150,000	149,887
3.55%, 03/01/36 (a)	200,000	177,148
3.63%, 03/03/37 (a)	200,000	175,890
5.95%, 08/15/37	200,000	221,674
3.40%, 01/15/38 (a)	150,000	126,404
5.85%, 07/15/38	100,000	110,193
2.10%, 09/01/40 (a)	250,000	167,845
4.50%, 09/01/40	150,000	141,806
3.70%, 03/01/46 (a)	330,000	272,979
3.75%, 03/03/47 (a)	200,000	165,408
3.50%, 01/15/48 (a)	150,000	118,658
2.25%, 09/01/50 (a)	200,000	123,022
2.45%, 09/01/60 (a)	250,000	151,290
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	94,614
2.81%, 06/01/41 (a)	250,000	173,727
4.88%, 04/01/42	150,000	137,991
4.15%, 05/01/47 (a)	250,000	205,377
3.27%, 11/01/49 (a)	150,000	103,688
3.00%, 06/01/51 (a)	250,000	161,502
Kellanova
3.25%, 04/01/26	150,000	143,600
3.40%, 11/15/27 (a)	100,000	93,605
4.30%, 05/15/28 (a)	100,000	96,666
2.10%, 06/01/30 (a)	150,000	122,966
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.45%, 04/01/31	100,000	110,219
4.50%, 04/01/46	100,000	83,340
Kenvue, Inc.
5.35%, 03/22/26 (a)	250,000	252,150
5.00%, 03/22/30 (a)	350,000	351,932
4.90%, 03/22/33 (a)	300,000	297,708
5.10%, 03/22/43 (a)	150,000	146,391
5.05%, 03/22/53 (a)	150,000	143,622
5.20%, 03/22/63 (a)	200,000	191,478
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	150,000	147,657
2.55%, 09/15/26 (a)	100,000	93,216
4.60%, 05/25/28 (a)	300,000	294,318
3.95%, 04/15/29 (a)	175,000	165,606
3.20%, 05/01/30 (a)	200,000	177,658
2.25%, 03/15/31 (a)	100,000	81,831
4.05%, 04/15/32 (a)	200,000	183,424
4.50%, 11/15/45 (a)	150,000	126,470
4.42%, 12/15/46 (a)	50,000	40,946
3.80%, 05/01/50 (a)	150,000	111,773
4.50%, 04/15/52 (a)	200,000	167,388
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	143,489
1.05%, 09/15/27 (a)	50,000	43,622
3.95%, 11/01/28 (a)	200,000	193,248
3.20%, 04/25/29 (a)	100,000	92,373
3.10%, 03/26/30 (a)	250,000	225,202
2.00%, 11/02/31 (a)	150,000	122,135
4.50%, 02/16/33 (a)	100,000	96,854
3.20%, 07/30/46 (a)	100,000	71,279
3.90%, 05/04/47 (a)	100,000	78,934
2.88%, 02/07/50 (a)	100,000	66,087
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	38,000	37,227
Koninklijke Philips NV
6.88%, 03/11/38	150,000	158,587
5.00%, 03/15/42	95,000	81,598
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	450,000	427,545
3.88%, 05/15/27 (a)	250,000	240,325
3.75%, 04/01/30 (a)	50,000	46,034
4.25%, 03/01/31 (a)	200,000	186,914
6.88%, 01/26/39	150,000	164,401
6.50%, 02/09/40	250,000	265,587
5.00%, 06/04/42	200,000	180,886
5.20%, 07/15/45 (a)	250,000	229,305
4.38%, 06/01/46 (a)	450,000	367,366
4.88%, 10/01/49 (a)	250,000	219,807
5.50%, 06/01/50 (a)	200,000	192,640
Kroger Co.
3.50%, 02/01/26 (a)	200,000	192,712
2.65%, 10/15/26 (a)	150,000	139,883
3.70%, 08/01/27 (a)	100,000	95,052
4.50%, 01/15/29 (a)	200,000	194,402
1.70%, 01/15/31 (a)	100,000	78,013
6.90%, 04/15/38	50,000	54,316
5.40%, 07/15/40 (a)	100,000	92,592
5.00%, 04/15/42 (a)	100,000	87,618
3.88%, 10/15/46 (a)	100,000	73,471
4.45%, 02/01/47 (a)	200,000	164,502
4.65%, 01/15/48 (a)	50,000	41,966
5.40%, 01/15/49 (a)	100,000	94,019
3.95%, 01/15/50 (a)	150,000	113,738
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (a)	100,000	96,622
3.60%, 02/01/25 (a)	150,000	146,572
3.60%, 09/01/27 (a)	150,000	142,902

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 12/01/29 (a)	100,000	87,457
2.70%, 06/01/31 (a)	150,000	124,473
4.70%, 02/01/45 (a)	150,000	128,993
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	76,537
4.12%, 07/01/55	100,000	79,067
3.34%, 07/01/60 (a)	100,000	65,887
Mattel, Inc.
5.45%, 11/01/41 (a)	75,000	64,025
Mayo Clinic
4.00%, 11/15/47	100,000	82,399
3.20%, 11/15/61 (a)	150,000	96,686
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	200,000	182,144
3.40%, 08/15/27 (a)	150,000	141,491
1.85%, 02/15/31 (a)	100,000	79,474
4.20%, 08/15/47 (a)	50,000	40,103
McKesson Corp.
0.90%, 12/03/25 (a)	200,000	183,606
1.30%, 08/15/26 (a)	200,000	180,898
3.95%, 02/16/28 (a)	100,000	96,336
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	81,768
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	147,340
5.90%, 11/01/39	150,000	150,681
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	200,000	196,052
4.50%, 03/30/33 (a)	150,000	144,574
Medtronic, Inc.
4.38%, 03/15/35	400,000	375,376
4.63%, 03/15/45	325,000	296,247
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	93,613
4.20%, 07/01/55	190,000	153,355
Merck & Co., Inc.
2.75%, 02/10/25 (a)	380,000	369,691
0.75%, 02/24/26 (a)	250,000	228,950
1.70%, 06/10/27 (a)	300,000	270,516
1.90%, 12/10/28 (a)	200,000	175,122
3.40%, 03/07/29 (a)	350,000	328,265
4.30%, 05/17/30 (a)	150,000	145,420
1.45%, 06/24/30 (a)	250,000	202,125
2.15%, 12/10/31 (a)	400,000	329,156
4.50%, 05/17/33 (a)	250,000	242,137
6.55%, 09/15/37	100,000	111,625
3.90%, 03/07/39 (a)	200,000	172,610
2.35%, 06/24/40 (a)	100,000	68,351
3.60%, 09/15/42 (a)	100,000	80,212
4.15%, 05/18/43	200,000	173,162
4.90%, 05/17/44 (a)	150,000	143,049
3.70%, 02/10/45 (a)	400,000	318,504
4.00%, 03/07/49 (a)	300,000	248,145
2.45%, 06/24/50 (a)	250,000	152,920
2.75%, 12/10/51 (a)	400,000	256,108
5.00%, 05/17/53 (a)	250,000	240,677
2.90%, 12/10/61 (a)	250,000	154,262
5.15%, 05/17/63 (a)	150,000	146,170
Methodist Hospital
2.71%, 12/01/50 (a)	150,000	90,542
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	331,877
5.00%, 05/01/42	200,000	180,980
4.20%, 07/15/46 (a)	330,000	262,159
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mondelez International, Inc.
1.50%, 05/04/25 (a)	175,000	165,648
2.63%, 03/17/27 (a)	150,000	139,434
2.75%, 04/13/30 (a)	150,000	130,713
1.50%, 02/04/31 (a)	150,000	117,975
3.00%, 03/17/32 (a)	150,000	128,069
1.88%, 10/15/32 (a)	150,000	115,853
2.63%, 09/04/50 (a)	150,000	92,250
Montefiore Obligated Group
4.29%, 09/01/50	100,000	57,703
Mount Sinai Hospital
3.74%, 07/01/49 (a)	100,000	70,767
3.39%, 07/01/50 (a)	150,000	98,340
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	58,026
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	141,687
5.40%, 11/29/43 (a)	100,000	80,560
5.20%, 04/15/48 (a)	100,000	76,275
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	64,764
4.02%, 08/01/45	150,000	121,104
2.61%, 08/01/60 (a)	100,000	53,765
3.95%, 08/01/19 (a)	100,000	68,298
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	34,052
4.26%, 11/01/47 (a)	150,000	117,444
3.81%, 11/01/49 (a)	100,000	71,106
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	73,042
3.17%, 11/01/51 (a)	100,000	64,660
Novartis Capital Corp.
1.75%, 02/14/25 (a)	250,000	240,465
3.00%, 11/20/25 (a)	250,000	241,312
2.00%, 02/14/27 (a)	200,000	184,348
3.10%, 05/17/27 (a)	200,000	189,866
2.20%, 08/14/30 (a)	250,000	213,757
3.70%, 09/21/42	100,000	81,857
4.40%, 05/06/44	350,000	315,969
4.00%, 11/20/45 (a)	225,000	190,332
2.75%, 08/14/50 (a)	200,000	133,364
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	28,892
NYU Langone Hospitals
4.78%, 07/01/44	100,000	88,937
4.37%, 07/01/47 (a)	100,000	83,085
3.38%, 07/01/55 (a)	150,000	98,331
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	121,524
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	39,093
3.33%, 10/01/50 (a)	100,000	68,547
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	50,000	45,875
4.79%, 11/15/48 (a)	75,000	62,257
3.22%, 11/15/50 (a)	100,000	61,662
PepsiCo, Inc.
2.25%, 03/19/25 (a)	300,000	289,443
2.75%, 04/30/25 (a)	150,000	145,350
3.50%, 07/17/25 (a)	150,000	146,665
2.85%, 02/24/26 (a)	100,000	95,822
2.38%, 10/06/26 (a)	250,000	234,887
2.63%, 03/19/27 (a)	150,000	140,655
3.00%, 10/15/27 (a)	250,000	235,835
7.00%, 03/01/29	150,000	165,772

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 07/29/29 (a)	250,000	224,317
2.75%, 03/19/30 (a)	350,000	312,858
1.63%, 05/01/30 (a)	200,000	165,570
1.40%, 02/25/31 (a)	200,000	159,716
1.95%, 10/21/31 (a)	250,000	204,045
3.90%, 07/18/32 (a)	200,000	188,346
4.45%, 02/15/33 (a)	150,000	148,738
5.50%, 01/15/40	150,000	155,224
3.50%, 03/19/40 (a)	50,000	40,700
2.63%, 10/21/41 (a)	150,000	106,326
3.60%, 08/13/42	150,000	119,856
4.45%, 04/14/46 (a)	200,000	180,614
3.45%, 10/06/46 (a)	150,000	115,638
4.00%, 05/02/47 (a)	100,000	84,184
3.38%, 07/29/49 (a)	150,000	112,647
2.88%, 10/15/49 (a)	150,000	102,974
3.63%, 03/19/50 (a)	200,000	156,636
2.75%, 10/21/51 (a)	150,000	98,436
4.20%, 07/18/52 (a)	100,000	86,676
3.88%, 03/19/60 (a)	100,000	79,048
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	500,000	496,870
4.45%, 05/19/26 (a)	500,000	494,760
4.45%, 05/19/28 (a)	500,000	491,125
4.65%, 05/19/30 (a)	500,000	490,975
4.75%, 05/19/33 (a)	850,000	827,347
5.11%, 05/19/43 (a)	500,000	481,065
5.30%, 05/19/53 (a)	900,000	879,102
5.34%, 05/19/63 (a)	750,000	723,150
Pfizer, Inc.
0.80%, 05/28/25 (a)	150,000	140,943
2.75%, 06/03/26	300,000	285,756
3.00%, 12/15/26	350,000	332,444
3.60%, 09/15/28 (a)	200,000	191,746
3.45%, 03/15/29 (a)	300,000	282,924
2.63%, 04/01/30 (a)	200,000	175,898
1.70%, 05/28/30 (a)	200,000	166,276
1.75%, 08/18/31 (a)	275,000	219,942
4.00%, 12/15/36	150,000	135,426
4.10%, 09/15/38 (a)	150,000	132,347
3.90%, 03/15/39 (a)	50,000	42,439
7.20%, 03/15/39	460,000	548,463
2.55%, 05/28/40 (a)	200,000	140,226
5.60%, 09/15/40	50,000	50,820
4.30%, 06/15/43	100,000	87,116
4.40%, 05/15/44	180,000	161,084
4.13%, 12/15/46	200,000	169,036
4.20%, 09/15/48 (a)	200,000	171,164
4.00%, 03/15/49 (a)	250,000	209,177
2.70%, 05/28/50 (a)	200,000	131,032
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	175,000	166,054
3.38%, 08/11/25 (a)	130,000	125,940
5.00%, 11/17/25	400,000	398,548
4.88%, 02/13/26	200,000	198,770
0.88%, 05/01/26 (a)	150,000	135,519
5.13%, 11/17/27 (a)	300,000	300,432
4.88%, 02/15/28 (a)	250,000	247,407
3.13%, 03/02/28 (a)	100,000	93,079
3.38%, 08/15/29 (a)	150,000	136,166
5.63%, 11/17/29 (a)	250,000	254,387
5.13%, 02/15/30 (a)	450,000	444,258
2.10%, 05/01/30 (a)	150,000	125,105
1.75%, 11/01/30 (a)	150,000	119,064
5.75%, 11/17/32 (a)	300,000	306,900
5.38%, 02/15/33 (a)	400,000	394,288
5.63%, 09/07/33 (a)	150,000	150,717
6.38%, 05/16/38	250,000	269,262
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 11/15/41	200,000	167,256
4.50%, 03/20/42	100,000	85,273
3.88%, 08/21/42	100,000	78,665
4.13%, 03/04/43	175,000	139,375
4.88%, 11/15/43	100,000	88,279
4.25%, 11/10/44	200,000	161,834
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	133,694
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	173,406
3.50%, 03/01/32 (a)	150,000	121,589
6.25%, 07/01/33 (a)	150,000	147,954
Procter & Gamble Co.
0.55%, 10/29/25	125,000	115,696
2.70%, 02/02/26	150,000	143,717
1.00%, 04/23/26	250,000	229,705
2.45%, 11/03/26	241,000	228,290
1.90%, 02/01/27	200,000	184,154
2.80%, 03/25/27	100,000	94,375
2.85%, 08/11/27	150,000	141,488
3.95%, 01/26/28	100,000	97,815
3.00%, 03/25/30	300,000	274,671
1.20%, 10/29/30	150,000	120,350
1.95%, 04/23/31	150,000	125,894
2.30%, 02/01/32	200,000	170,446
5.55%, 03/05/37	150,000	161,295
3.55%, 03/25/40	100,000	84,688
3.50%, 10/25/47	100,000	79,327
3.60%, 03/25/50	175,000	143,115
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	170,026
5.40%, 10/01/33 (a)	100,000	97,932
3.93%, 10/01/48 (a)	100,000	74,797
2.70%, 10/01/51 (a)	150,000	83,994
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	146,167
4.20%, 06/30/29 (a)	100,000	95,341
2.95%, 06/30/30 (a)	150,000	129,072
2.80%, 06/30/31 (a)	200,000	168,192
6.40%, 11/30/33 (a)	125,000	132,523
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	250,000	199,060
2.80%, 09/15/50 (a)	150,000	91,319
Revvity, Inc.
1.90%, 09/15/28 (a)	100,000	84,556
3.30%, 09/15/29 (a)	150,000	132,129
2.55%, 03/15/31 (a)	100,000	81,421
2.25%, 09/15/31 (a)	150,000	117,603
Reynolds American, Inc.
4.45%, 06/12/25 (a)	295,000	290,132
5.70%, 08/15/35 (a)	150,000	140,927
7.25%, 06/15/37	50,000	52,591
6.15%, 09/15/43	100,000	93,855
5.85%, 08/15/45 (a)	350,000	309,655
Royalty Pharma PLC
1.20%, 09/02/25 (a)	100,000	92,385
1.75%, 09/02/27 (a)	200,000	175,196
2.20%, 09/02/30 (a)	200,000	161,760
2.15%, 09/02/31 (a)	150,000	117,429
3.30%, 09/02/40 (a)	200,000	140,370
3.55%, 09/02/50 (a)	150,000	98,462
3.35%, 09/02/51 (a)	50,000	31,360
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	92,698
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	31,185

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sanofi SA
3.63%, 06/19/28 (a)	250,000	239,737
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	30,134
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	485,000	461,191
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	198,325
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	98,991
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	89,292
3.80%, 11/15/48 (a)	150,000	114,630
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	150,000	124,619
3.75%, 03/15/51 (a)	150,000	108,509
Stryker Corp.
1.15%, 06/15/25 (a)	100,000	93,842
3.38%, 11/01/25 (a)	150,000	144,780
3.50%, 03/15/26 (a)	150,000	144,558
3.65%, 03/07/28 (a)	150,000	142,607
1.95%, 06/15/30 (a)	200,000	165,312
4.38%, 05/15/44 (a)	100,000	84,910
4.63%, 03/15/46 (a)	150,000	134,096
2.90%, 06/15/50 (a)	150,000	98,546
Sutter Health
1.32%, 08/15/25 (a)	100,000	92,736
2.29%, 08/15/30 (a)	100,000	82,469
3.16%, 08/15/40 (a)	100,000	72,238
4.09%, 08/15/48 (a)	65,000	51,613
3.36%, 08/15/50 (a)	150,000	103,221
5.55%, 08/15/53 (a)	100,000	98,646
Sysco Corp.
3.75%, 10/01/25 (a)	100,000	97,074
3.30%, 07/15/26 (a)	150,000	142,847
3.25%, 07/15/27 (a)	150,000	140,037
2.40%, 02/15/30 (a)	100,000	84,928
5.95%, 04/01/30 (a)	200,000	207,334
2.45%, 12/14/31 (a)	150,000	121,946
6.00%, 01/17/34 (a)	100,000	104,238
6.60%, 04/01/40 (a)	75,000	80,168
4.85%, 10/01/45 (a)	100,000	86,334
4.50%, 04/01/46 (a)	150,000	123,429
4.45%, 03/15/48 (a)	100,000	81,921
3.30%, 02/15/50 (a)	100,000	67,881
6.60%, 04/01/50 (a)	150,000	164,553
3.15%, 12/14/51 (a)	150,000	98,316
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	250,000	248,215
2.05%, 03/31/30 (a)	500,000	414,200
3.03%, 07/09/40 (a)	200,000	144,612
3.18%, 07/09/50 (a)	250,000	166,535
3.38%, 07/09/60 (a)	200,000	129,272
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	112,534
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	100,000	100,322
1.75%, 10/15/28 (a)	100,000	87,045
2.60%, 10/01/29 (a)	150,000	132,822
4.98%, 08/10/30 (a)	150,000	149,991
2.00%, 10/15/31 (a)	250,000	202,647
4.95%, 11/21/32 (a)	150,000	148,894
5.09%, 08/10/33 (a)	200,000	199,806
2.80%, 10/15/41 (a)	250,000	177,527
5.40%, 08/10/43 (a)	100,000	100,045
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 02/01/44 (a)	45,000	44,087
4.10%, 08/15/47 (a)	150,000	124,938
Trinity Health Corp.
4.13%, 12/01/45	100,000	81,115
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	200,000	194,398
3.55%, 06/02/27 (a)	250,000	235,560
4.35%, 03/01/29 (a)	150,000	142,598
4.88%, 08/15/34 (a)	50,000	46,661
5.15%, 08/15/44 (a)	150,000	129,428
4.55%, 06/02/47 (a)	100,000	78,312
5.10%, 09/28/48 (a)	300,000	253,806
Unilever Capital Corp.
3.38%, 03/22/25 (a)	100,000	97,757
2.00%, 07/28/26	250,000	232,525
2.90%, 05/05/27 (a)	250,000	234,712
3.50%, 03/22/28 (a)	250,000	237,992
2.13%, 09/06/29 (a)	150,000	130,224
1.38%, 09/14/30 (a)	100,000	79,869
1.75%, 08/12/31 (a)	150,000	120,072
5.90%, 11/15/32	100,000	106,755
5.00%, 12/08/33 (a)	150,000	150,079
2.63%, 08/12/51 (a)	100,000	64,078
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	150,000	134,804
2.65%, 10/15/30 (a)	225,000	183,087
UPMC
5.04%, 05/15/33 (a)	150,000	147,384
5.38%, 05/15/43 (a)	100,000	95,831
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	400,000	381,424
5.25%, 06/15/46 (a)	200,000	155,728
Viatris, Inc.
1.65%, 06/22/25 (a)	150,000	140,742
2.30%, 06/22/27 (a)	100,000	88,457
2.70%, 06/22/30 (a)	300,000	243,774
3.85%, 06/22/40 (a)	300,000	208,377
4.00%, 06/22/50 (a)	300,000	194,967
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	62,037
Whirlpool Corp.
3.70%, 05/01/25	100,000	97,451
4.75%, 02/26/29 (a)	100,000	97,311
2.40%, 05/15/31 (a)	100,000	80,608
4.50%, 06/01/46 (a)	100,000	79,159
4.60%, 05/15/50 (a)	100,000	78,376
Willis-Knighton Medical Center
3.07%, 03/01/51 (a)	150,000	89,100
Wyeth LLC
6.50%, 02/01/34	150,000	164,019
6.00%, 02/15/36	100,000	105,796
5.95%, 04/01/37	400,000	423,040
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	84,648
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	350,000	340,585
3.05%, 01/15/26 (a)	100,000	95,374
5.75%, 11/30/39	75,000	73,150
4.45%, 08/15/45 (a)	150,000	123,011
Zoetis, Inc.
5.40%, 11/14/25 (a)	100,000	99,918
3.00%, 09/12/27 (a)	200,000	186,404
3.90%, 08/20/28 (a)	100,000	95,365
2.00%, 05/15/30 (a)	150,000	124,376
5.60%, 11/16/32 (a)	150,000	153,670
4.70%, 02/01/43 (a)	195,000	174,704

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 09/12/47 (a)	100,000	78,551
4.45%, 08/20/48 (a)	100,000	84,998
3.00%, 05/15/50 (a)	100,000	66,757
		165,646,254
Energy 1.7%
Apache Corp.
4.38%, 10/15/28 (a)	100,000	92,453
4.25%, 01/15/30 (a)	100,000	90,945
6.00%, 01/15/37	100,000	94,368
5.10%, 09/01/40 (a)	150,000	124,040
5.25%, 02/01/42 (a)	100,000	81,126
4.75%, 04/15/43 (a)	100,000	75,403
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	191,644
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	187,694
3.14%, 11/07/29 (a)	100,000	89,584
4.49%, 05/01/30 (a)	150,000	144,986
4.08%, 12/15/47 (a)	250,000	199,742
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	346,321
4.80%, 05/03/29 (a)	100,000	95,840
3.40%, 02/15/31 (a)	100,000	86,415
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	100,000	98,110
3.41%, 02/11/26 (a)	150,000	145,182
3.12%, 05/04/26 (a)	200,000	191,584
3.02%, 01/16/27 (a)	100,000	94,601
3.54%, 04/06/27 (a)	100,000	95,855
3.59%, 04/14/27 (a)	100,000	95,962
3.94%, 09/21/28 (a)	150,000	144,317
4.23%, 11/06/28 (a)	350,000	340,385
3.63%, 04/06/30 (a)	300,000	278,988
1.75%, 08/10/30 (a)	200,000	164,150
2.72%, 01/12/32 (a)	350,000	295,585
4.81%, 02/13/33 (a)	400,000	388,668
4.89%, 09/11/33 (a)	250,000	244,202
3.06%, 06/17/41 (a)	300,000	219,609
3.00%, 02/24/50 (a)	400,000	265,292
2.77%, 11/10/50 (a)	250,000	157,157
2.94%, 06/04/51 (a)	300,000	194,445
3.00%, 03/17/52 (a)	250,000	163,392
3.38%, 02/08/61 (a)	300,000	200,625
BP Capital Markets PLC
3.28%, 09/19/27 (a)	350,000	332,360
3.72%, 11/28/28 (a)	150,000	142,427
Burlington Resources LLC
7.40%, 12/01/31	200,000	227,822
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (a)	130,000	127,240
2.05%, 07/15/25 (a)	100,000	94,468
3.85%, 06/01/27 (a)	250,000	237,975
6.45%, 06/30/33	195,000	201,304
6.25%, 03/15/38	180,000	180,515
6.75%, 02/01/39	150,000	154,954
4.95%, 06/01/47 (a)	100,000	85,646
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	100,000	79,988
5.25%, 06/15/37 (a)	76,000	69,475
6.75%, 11/15/39	150,000	155,643
5.40%, 06/15/47 (a)	100,000	89,595
3.75%, 02/15/52 (a)	150,000	104,177
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	50,000	50,006
5.13%, 06/30/27 (a)	275,000	272,775
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 11/15/29 (a)	200,000	182,370
2.74%, 12/31/39 (a)	100,000	76,839
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	250,000	233,280
4.00%, 03/01/31 (a)	250,000	220,617
3.25%, 01/31/32 (a)	150,000	123,615
5.95%, 06/30/33 (a)(c)	300,000	298,209
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	285,717
Chevron Corp.
1.55%, 05/11/25 (a)	450,000	428,454
2.95%, 05/16/26 (a)	400,000	383,356
2.00%, 05/11/27 (a)	200,000	183,174
2.24%, 05/11/30 (a)	100,000	86,038
3.08%, 05/11/50 (a)	150,000	105,963
Chevron USA, Inc.
0.69%, 08/12/25 (a)	100,000	93,172
1.02%, 08/12/27 (a)	150,000	131,652
3.85%, 01/15/28 (a)	100,000	97,226
3.25%, 10/15/29 (a)	100,000	92,642
6.00%, 03/01/41 (a)	50,000	54,720
5.25%, 11/15/43 (a)	100,000	99,552
2.34%, 08/12/50 (a)	150,000	90,228
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	196,590
5.80%, 06/01/45 (a)	100,000	93,251
ConocoPhillips
5.90%, 10/15/32	100,000	105,965
6.50%, 02/01/39	300,000	332,787
4.88%, 10/01/47 (a)	100,000	90,992
ConocoPhillips Co.
2.40%, 03/07/25 (a)	200,000	193,104
6.95%, 04/15/29	200,000	219,690
5.05%, 09/15/33 (a)	150,000	148,392
3.76%, 03/15/42 (a)	250,000	199,022
4.30%, 11/15/44 (a)	150,000	126,858
3.80%, 03/15/52 (a)	200,000	152,766
5.30%, 05/15/53 (a)	150,000	145,356
5.55%, 03/15/54 (a)	200,000	199,370
4.03%, 03/15/62 (a)	307,000	233,308
5.70%, 09/15/63 (a)	150,000	151,828
Continental Resources, Inc.
4.38%, 01/15/28 (a)	250,000	236,792
4.90%, 06/01/44 (a)	100,000	77,324
Coterra Energy, Inc.
4.38%, 03/15/29 (a)	100,000	94,605
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	200,000	199,720
5.13%, 05/15/29 (a)	200,000	196,510
3.25%, 02/15/32 (a)	200,000	166,980
Devon Energy Corp.
5.85%, 12/15/25 (a)	100,000	100,313
5.25%, 10/15/27 (a)	130,000	128,920
5.88%, 06/15/28 (a)(c)	30,000	30,146
4.50%, 01/15/30 (a)	130,000	121,130
7.95%, 04/15/32	100,000	112,959
5.60%, 07/15/41 (a)	350,000	322,168
4.75%, 05/15/42 (a)	100,000	82,856
5.00%, 06/15/45 (a)	100,000	84,179
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	190,028
3.50%, 12/01/29 (a)	150,000	135,872
3.13%, 03/24/31 (a)	150,000	129,464
6.25%, 03/15/33 (a)	200,000	207,202
4.40%, 03/24/51 (a)	100,000	78,345

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 03/15/52 (a)	150,000	113,549
6.25%, 03/15/53 (a)	100,000	100,703
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	200,000	174,770
4.80%, 11/01/43 (a)(c)	100,000	84,811
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	80,000	74,105
7.38%, 10/15/45 (a)	100,000	111,528
Enbridge, Inc.
2.50%, 01/15/25 (a)	200,000	193,328
2.50%, 02/14/25	200,000	192,664
5.97%, 03/08/26 (a)	150,000	149,829
1.60%, 10/04/26 (a)	100,000	90,425
3.70%, 07/15/27 (a)	150,000	142,715
6.00%, 11/15/28 (a)	150,000	154,272
3.13%, 11/15/29 (a)	250,000	222,315
6.20%, 11/15/30 (a)	150,000	156,003
5.70%, 03/08/33 (a)	400,000	400,232
2.50%, 08/01/33 (a)	200,000	156,340
4.50%, 06/10/44 (a)	100,000	80,795
5.50%, 12/01/46 (a)	200,000	185,928
4.00%, 11/15/49 (a)	100,000	74,351
3.40%, 08/01/51 (a)	150,000	101,412
6.70%, 11/15/53 (a)	250,000	273,568
Energy Transfer LP
4.05%, 03/15/25 (a)	150,000	147,195
2.90%, 05/15/25 (a)	150,000	144,294
4.75%, 01/15/26 (a)	150,000	147,519
3.90%, 07/15/26 (a)	100,000	96,108
6.05%, 12/01/26 (a)	250,000	253,570
4.40%, 03/15/27 (a)	150,000	144,398
4.20%, 04/15/27 (a)	100,000	95,746
5.50%, 06/01/27 (a)	150,000	150,028
4.00%, 10/01/27 (a)	200,000	189,042
5.55%, 02/15/28 (a)	150,000	150,736
4.95%, 05/15/28 (a)	150,000	146,297
4.95%, 06/15/28 (a)	150,000	146,630
5.25%, 04/15/29 (a)	300,000	295,065
4.15%, 09/15/29 (a)	100,000	92,837
3.75%, 05/15/30 (a)	300,000	269,556
5.75%, 02/15/33 (a)	250,000	248,940
6.55%, 12/01/33 (a)	250,000	261,950
4.90%, 03/15/35 (a)	80,000	72,819
6.63%, 10/15/36	100,000	103,129
5.80%, 06/15/38 (a)	150,000	143,658
7.50%, 07/01/38	150,000	164,374
6.05%, 06/01/41 (a)	100,000	95,639
6.50%, 02/01/42 (a)	150,000	152,091
6.10%, 02/15/42	100,000	95,168
5.15%, 02/01/43 (a)	100,000	84,376
5.95%, 10/01/43 (a)	100,000	92,728
5.30%, 04/01/44 (a)	100,000	87,464
5.00%, 05/15/44 (a)	75,000	62,384
5.15%, 03/15/45 (a)	200,000	173,698
5.35%, 05/15/45 (a)	100,000	87,567
6.13%, 12/15/45 (a)	165,000	158,712
5.30%, 04/15/47 (a)	100,000	86,864
5.40%, 10/01/47 (a)	300,000	264,516
6.00%, 06/15/48 (a)	150,000	143,675
6.25%, 04/15/49 (a)	300,000	296,115
5.00%, 05/15/50 (a)	350,000	294,815
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	230,000	225,717
3.70%, 02/15/26 (a)	100,000	97,292
3.95%, 02/15/27 (a)	150,000	145,505
4.15%, 10/16/28 (a)	150,000	144,972
3.13%, 07/31/29 (a)	200,000	181,214
2.80%, 01/31/30 (a)	250,000	219,745
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 01/31/33 (a)	200,000	201,998
6.88%, 03/01/33	150,000	167,875
7.55%, 04/15/38	100,000	118,220
6.13%, 10/15/39	50,000	52,269
6.45%, 09/01/40	100,000	108,126
5.95%, 02/01/41	100,000	102,854
5.70%, 02/15/42	100,000	100,814
4.85%, 08/15/42 (a)	100,000	91,335
4.45%, 02/15/43 (a)	200,000	173,556
4.85%, 03/15/44 (a)	225,000	205,200
5.10%, 02/15/45 (a)	200,000	187,870
4.90%, 05/15/46 (a)	200,000	181,828
4.25%, 02/15/48 (a)	250,000	208,152
4.80%, 02/01/49 (a)	250,000	225,777
4.20%, 01/31/50 (a)	250,000	204,927
3.70%, 01/31/51 (a)	200,000	150,152
3.20%, 02/15/52 (a)	200,000	136,310
3.30%, 02/15/53 (a)	150,000	104,909
4.95%, 10/15/54 (a)	100,000	90,451
3.95%, 01/31/60 (a)	150,000	113,820
5.25%, 08/16/77 (a)(b)	100,000	91,854
5.38%, 02/15/78 (a)(b)	100,000	86,940
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	97,250
4.15%, 01/15/26 (a)	100,000	98,072
4.38%, 04/15/30 (a)	100,000	96,917
3.90%, 04/01/35 (a)	174,000	152,920
4.95%, 04/15/50 (a)	150,000	140,219
EQT Corp.
6.63%, 02/01/25 (a)(e)	200,000	200,318
3.90%, 10/01/27 (a)	250,000	236,130
5.00%, 01/15/29 (a)	100,000	96,886
7.50%, 02/01/30 (a)(e)	50,000	52,482
Exxon Mobil Corp.
2.71%, 03/06/25 (a)	200,000	194,252
2.99%, 03/19/25 (a)	500,000	486,790
3.04%, 03/01/26 (a)	500,000	481,175
2.28%, 08/16/26 (a)	150,000	141,119
3.29%, 03/19/27 (a)	150,000	143,948
2.44%, 08/16/29 (a)	200,000	176,874
3.48%, 03/19/30 (a)	400,000	370,848
2.61%, 10/15/30 (a)	350,000	305,305
3.00%, 08/16/39 (a)	150,000	114,116
4.23%, 03/19/40 (a)	350,000	311,647
3.57%, 03/06/45 (a)	230,000	178,903
4.11%, 03/01/46 (a)	400,000	337,852
3.10%, 08/16/49 (a)	300,000	208,878
4.33%, 03/19/50 (a)	500,000	432,050
3.45%, 04/15/51 (a)	450,000	333,675
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	97,657
2.92%, 03/01/30 (a)	200,000	175,436
4.85%, 11/15/35 (a)	150,000	142,470
6.70%, 09/15/38	100,000	112,212
7.45%, 09/15/39	200,000	236,024
4.50%, 11/15/41 (a)	150,000	128,270
4.75%, 08/01/43 (a)	100,000	88,503
5.00%, 11/15/45 (a)	330,000	301,765
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	200,000	162,788
Hess Corp.
4.30%, 04/01/27 (a)	250,000	243,997
7.88%, 10/01/29	100,000	112,750
7.30%, 08/15/31	100,000	113,019
7.13%, 03/15/33	200,000	226,878
6.00%, 01/15/40	100,000	104,174

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 02/15/41	100,000	100,756
5.80%, 04/01/47 (a)	50,000	51,631
HF Sinclair Corp.
5.88%, 04/01/26 (a)	150,000	150,874
4.50%, 10/01/30 (a)	100,000	90,274
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	200,000	218,508
5.80%, 03/15/35	150,000	146,897
6.95%, 01/15/38	180,000	190,831
6.55%, 09/15/40	150,000	151,843
7.50%, 11/15/40	100,000	108,729
5.63%, 09/01/41	50,000	45,123
5.00%, 08/15/42 (a)	100,000	84,648
4.70%, 11/01/42 (a)	45,000	36,562
5.00%, 03/01/43 (a)	100,000	84,257
5.50%, 03/01/44 (a)	200,000	178,768
5.40%, 09/01/44 (a)	195,000	171,403
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	245,000	240,722
1.75%, 11/15/26 (a)	100,000	90,795
4.30%, 03/01/28 (a)	200,000	192,848
2.00%, 02/15/31 (a)	250,000	198,957
7.75%, 01/15/32	150,000	167,010
5.20%, 06/01/33 (a)	250,000	239,675
5.30%, 12/01/34 (a)	250,000	236,885
5.55%, 06/01/45 (a)	330,000	298,693
5.05%, 02/15/46 (a)	200,000	168,128
5.20%, 03/01/48 (a)	100,000	86,436
3.25%, 08/01/50 (a)	100,000	63,794
3.60%, 02/15/51 (a)	150,000	100,908
5.45%, 08/01/52 (a)	150,000	134,373
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	200,000	176,140
5.15%, 10/15/43 (a)	150,000	131,171
4.85%, 02/01/49 (a)	150,000	122,856
3.95%, 03/01/50 (a)	150,000	106,184
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	191,716
6.80%, 03/15/32	100,000	104,920
6.60%, 10/01/37	150,000	152,380
5.20%, 06/01/45 (a)	100,000	83,680
Marathon Petroleum Corp.
4.70%, 05/01/25 (a)	200,000	197,762
5.13%, 12/15/26 (a)	100,000	99,935
3.80%, 04/01/28 (a)	100,000	93,745
6.50%, 03/01/41 (a)	200,000	205,600
4.75%, 09/15/44 (a)	150,000	125,324
4.50%, 04/01/48 (a)	50,000	39,796
5.00%, 09/15/54 (a)	100,000	82,062
MPLX LP
4.88%, 12/01/24 (a)	300,000	297,084
4.00%, 02/15/25 (a)	100,000	98,010
4.88%, 06/01/25 (a)	300,000	296,898
1.75%, 03/01/26 (a)	250,000	230,595
4.13%, 03/01/27 (a)	200,000	192,196
4.25%, 12/01/27 (a)	150,000	143,991
4.00%, 03/15/28 (a)	150,000	141,752
4.80%, 02/15/29 (a)	150,000	145,554
2.65%, 08/15/30 (a)	250,000	209,227
4.95%, 09/01/32 (a)	150,000	142,206
5.00%, 03/01/33 (a)	150,000	141,689
4.50%, 04/15/38 (a)	350,000	297,909
5.20%, 03/01/47 (a)	150,000	130,506
5.20%, 12/01/47 (a)	100,000	86,083
4.70%, 04/15/48 (a)	150,000	121,820
5.50%, 02/15/49 (a)	300,000	272,355
4.95%, 03/14/52 (a)	250,000	208,460
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 03/01/53 (a)	100,000	93,006
4.90%, 04/15/58 (a)	100,000	79,637
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	99,094
5.50%, 01/15/26 (a)	100,000	99,867
3.95%, 09/15/27 (a)	100,000	93,045
4.75%, 09/01/28 (a)	100,000	95,278
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	193,760
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	89,691
3.95%, 12/01/42 (a)	150,000	108,086
Occidental Petroleum Corp.
5.50%, 12/01/25 (a)	200,000	199,594
5.55%, 03/15/26 (a)	200,000	199,916
8.88%, 07/15/30 (a)	200,000	228,562
6.63%, 09/01/30 (a)	200,000	206,972
6.13%, 01/01/31 (a)	200,000	202,404
7.50%, 05/01/31	200,000	217,472
7.88%, 09/15/31	150,000	166,198
6.45%, 09/15/36	300,000	308,337
6.20%, 03/15/40	150,000	147,816
6.60%, 03/15/46 (a)	200,000	205,136
4.40%, 04/15/46 (a)	100,000	77,293
4.20%, 03/15/48 (a)	100,000	73,800
ONEOK Partners LP
4.90%, 03/15/25 (a)	150,000	148,551
6.65%, 10/01/36	100,000	104,412
6.85%, 10/15/37	150,000	158,145
6.13%, 02/01/41 (a)	150,000	148,650
ONEOK, Inc.
2.20%, 09/15/25 (a)	50,000	47,084
5.85%, 01/15/26 (a)	155,000	156,255
5.55%, 11/01/26 (a)	150,000	151,195
4.55%, 07/15/28 (a)	150,000	144,291
5.65%, 11/01/28 (a)	150,000	151,162
3.40%, 09/01/29 (a)	150,000	134,061
3.10%, 03/15/30 (a)	200,000	173,716
6.35%, 01/15/31 (a)	70,000	72,429
6.10%, 11/15/32 (a)	150,000	153,169
6.05%, 09/01/33 (a)	300,000	305,580
5.20%, 07/15/48 (a)	250,000	219,822
4.45%, 09/01/49 (a)	150,000	116,922
4.50%, 03/15/50 (a)	50,000	39,207
7.15%, 01/15/51 (a)	100,000	108,605
6.63%, 09/01/53 (a)	350,000	368,084
Ovintiv, Inc.
5.38%, 01/01/26 (a)	200,000	199,010
7.38%, 11/01/31	200,000	214,752
6.25%, 07/15/33 (a)	100,000	99,890
6.50%, 08/15/34	200,000	203,708
6.63%, 08/15/37	100,000	100,062
7.10%, 07/15/53 (a)	100,000	103,932
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	100,000	102,105
Phillips 66
1.30%, 02/15/26 (a)	50,000	45,972
3.90%, 03/15/28 (a)	150,000	142,296
2.15%, 12/15/30 (a)	150,000	122,259
4.65%, 11/15/34 (a)	150,000	140,435
5.88%, 05/01/42	300,000	309,375
4.88%, 11/15/44 (a)	300,000	272,286
3.30%, 03/15/52 (a)	200,000	134,244
Phillips 66 Co.
3.61%, 02/15/25 (a)	130,000	127,143
3.55%, 10/01/26 (a)	100,000	95,699
4.95%, 12/01/27 (a)	150,000	149,242

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 03/01/28 (a)	100,000	94,355
3.15%, 12/15/29 (a)	100,000	88,576
4.68%, 02/15/45 (a)	100,000	84,254
4.90%, 10/01/46 (a)	100,000	88,009
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	200,000	183,852
1.90%, 08/15/30 (a)	200,000	164,216
2.15%, 01/15/31 (a)	200,000	165,200
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	150,000	147,057
4.50%, 12/15/26 (a)	230,000	223,937
3.55%, 12/15/29 (a)	150,000	134,033
3.80%, 09/15/30 (a)	150,000	133,848
6.65%, 01/15/37	100,000	103,410
5.15%, 06/01/42 (a)	100,000	84,637
4.30%, 01/31/43 (a)	100,000	75,666
4.70%, 06/15/44 (a)	100,000	79,175
4.90%, 02/15/45 (a)	100,000	81,209
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	350,000	349,758
5.88%, 06/30/26 (a)	200,000	201,978
5.00%, 03/15/27 (a)	250,000	247,870
4.20%, 03/15/28 (a)	350,000	334,628
4.50%, 05/15/30 (a)	375,000	354,240
5.90%, 09/15/37 (a)	100,000	101,785
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	140,711
Schlumberger Investment SA
2.65%, 06/26/30 (a)	200,000	174,420
4.85%, 05/15/33 (a)	150,000	146,730
Shell International Finance BV
3.25%, 05/11/25	430,000	418,919
2.88%, 05/10/26	300,000	286,476
2.50%, 09/12/26	250,000	235,562
3.88%, 11/13/28 (a)	300,000	288,354
2.38%, 11/07/29 (a)	350,000	306,159
2.75%, 04/06/30 (a)	300,000	266,472
4.13%, 05/11/35	200,000	183,544
6.38%, 12/15/38	500,000	551,680
5.50%, 03/25/40	250,000	254,445
2.88%, 11/26/41 (a)	50,000	35,859
3.63%, 08/21/42	80,000	63,923
4.55%, 08/12/43	150,000	134,219
4.38%, 05/11/45	530,000	459,324
4.00%, 05/10/46	430,000	350,833
3.75%, 09/12/46	200,000	156,668
3.13%, 11/07/49 (a)	200,000	137,750
3.25%, 04/06/50 (a)	300,000	212,895
3.00%, 11/26/51 (a)	200,000	133,096
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	200,000	189,304
4.50%, 03/15/45 (a)	150,000	120,216
Suncor Energy, Inc.
5.95%, 05/15/35	200,000	197,132
6.80%, 05/15/38	100,000	105,082
6.50%, 06/15/38	150,000	153,921
6.85%, 06/01/39	150,000	157,611
4.00%, 11/15/47 (a)	100,000	74,429
3.75%, 03/04/51 (a)	150,000	105,372
Targa Resources Corp.
5.20%, 07/01/27 (a)	100,000	99,373
6.15%, 03/01/29 (a)	200,000	204,464
4.20%, 02/01/33 (a)	150,000	132,620
6.13%, 03/15/33 (a)	175,000	178,171
6.50%, 03/30/34 (a)	200,000	209,172
4.95%, 04/15/52 (a)	150,000	123,117
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 07/01/52 (a)	100,000	97,803
6.50%, 02/15/53 (a)	150,000	152,562
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	250,000	252,845
5.50%, 03/01/30 (a)	150,000	145,194
4.88%, 02/01/31 (a)	150,000	139,715
4.00%, 01/15/32 (a)	175,000	152,362
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	147,417
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	200,000	210,868
TotalEnergies Capital International SA
2.43%, 01/10/25 (a)	250,000	242,747
3.46%, 02/19/29 (a)	300,000	281,706
2.83%, 01/10/30 (a)	200,000	178,450
2.99%, 06/29/41 (a)	100,000	73,203
3.46%, 07/12/49 (a)	200,000	147,922
3.13%, 05/29/50 (a)	450,000	310,950
3.39%, 06/29/60 (a)	100,000	68,832
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	144,416
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	200,000	197,448
4.25%, 05/15/28 (a)	250,000	238,290
4.10%, 04/15/30 (a)	200,000	184,410
2.50%, 10/12/31 (a)	200,000	161,026
4.63%, 03/01/34 (a)	200,000	181,298
5.60%, 03/31/34	100,000	96,329
5.85%, 03/15/36	100,000	99,256
6.20%, 10/15/37	150,000	152,200
4.75%, 05/15/38 (a)	100,000	87,301
7.25%, 08/15/38	150,000	166,620
7.63%, 01/15/39	150,000	170,944
6.10%, 06/01/40	150,000	150,577
5.00%, 10/16/43 (a)	100,000	87,001
4.88%, 05/15/48 (a)	200,000	170,128
5.10%, 03/15/49 (a)	150,000	134,346
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	200,000	208,462
3.25%, 05/15/30 (a)	200,000	176,716
5.40%, 08/15/41 (a)	100,000	92,203
4.60%, 03/15/48 (a)	100,000	83,477
3.95%, 05/15/50 (a)	100,000	75,147
Valero Energy Corp.
1.20%, 03/15/24	200,000	197,300
2.15%, 09/15/27 (a)	150,000	134,267
4.00%, 04/01/29 (a)	150,000	141,492
7.50%, 04/15/32	150,000	168,381
6.63%, 06/15/37	200,000	210,154
4.90%, 03/15/45	130,000	112,600
3.65%, 12/01/51 (a)	200,000	137,250
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	144,450
Western Midstream Operating LP
3.10%, 02/01/25 (a)(g)	100,000	96,994
4.65%, 07/01/26 (a)	150,000	145,989
4.30%, 02/01/30 (a)	450,000	408,582
5.30%, 03/01/48 (a)	150,000	124,145
5.50%, 08/15/48 (a)	100,000	84,337
5.50%, 02/01/50 (a)	250,000	208,587
Williams Cos., Inc.
3.90%, 01/15/25 (a)	100,000	97,990
5.40%, 03/02/26	200,000	199,964
3.75%, 06/15/27 (a)	200,000	189,720
5.30%, 08/15/28 (a)	150,000	149,992
7.50%, 01/15/31	150,000	164,076

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 03/15/31 (a)	150,000	123,696
8.75%, 03/15/32	50,000	58,617
4.65%, 08/15/32 (a)	150,000	140,829
5.65%, 03/15/33 (a)	200,000	200,924
6.30%, 04/15/40	200,000	203,778
5.80%, 11/15/43 (a)	122,000	115,712
5.40%, 03/04/44 (a)	100,000	91,013
5.75%, 06/24/44 (a)	100,000	95,322
4.90%, 01/15/45 (a)	100,000	85,392
5.10%, 09/15/45 (a)	100,000	88,905
4.85%, 03/01/48 (a)	150,000	127,518
3.50%, 10/15/51 (a)	150,000	101,561
5.30%, 08/15/52 (a)	150,000	136,367
		76,068,692
Industrial Other 0.1%
American University
3.67%, 04/01/49	100,000	76,388
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	150,000	152,319
Brown University
2.92%, 09/01/50 (a)	100,000	66,779
California Institute of Technology
4.32%, 08/01/45	100,000	87,159
3.65%, 09/01/19 (a)	200,000	127,354
Case Western Reserve University
5.41%, 06/01/22 (a)	100,000	90,971
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	290,037
4.00%, 05/01/32 (a)	150,000	139,381
Duke University
2.68%, 10/01/44	100,000	70,042
2.76%, 10/01/50	100,000	64,736
2.83%, 10/01/55	100,000	62,856
Emory University
2.97%, 09/01/50 (a)(f)	150,000	99,248
George Washington University
4.30%, 09/15/44	100,000	83,965
4.87%, 09/15/45	50,000	45,310
4.13%, 09/15/48 (a)	150,000	123,024
Georgetown University
4.32%, 04/01/49 (a)	50,000	41,838
2.94%, 04/01/50 (a)	100,000	64,477
5.22%, 10/01/18 (a)	50,000	43,535
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	100,000	97,600
Johns Hopkins University
4.08%, 07/01/53	100,000	81,827
Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	178,140
3.65%, 05/01/48 (a)	100,000	79,501
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	131,179
2.99%, 07/01/50 (a)	100,000	68,743
2.29%, 07/01/51 (a)	100,000	58,229
5.60%, 07/01/11	150,000	156,888
4.68%, 07/01/14	100,000	86,980
Northeastern University
2.89%, 10/01/50	150,000	97,002
Northwestern University
4.64%, 12/01/44	100,000	91,928
2.64%, 12/01/50 (a)	100,000	62,847
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	72,206
2.52%, 10/15/50 (a)	100,000	62,511
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 11/15/52 (a)	100,000	79,232
3.30%, 07/15/56 (a)	100,000	70,562
Quanta Services, Inc.
2.90%, 10/01/30 (a)	250,000	210,802
3.05%, 10/01/41 (a)	150,000	102,224
Trustees of Boston College
3.13%, 07/01/52	150,000	102,242
Trustees of Princeton University
5.70%, 03/01/39	150,000	157,951
2.52%, 07/01/50 (a)	100,000	63,612
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	89,370
4.67%, 09/01/12	50,000	42,764
University of Chicago
2.76%, 04/01/45 (a)	100,000	70,574
2.55%, 04/01/50 (a)	100,000	62,227
3.00%, 10/01/52 (a)	100,000	66,028
University of Miami
4.06%, 04/01/52	100,000	79,597
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	75,096
University of Southern California
3.03%, 10/01/39	150,000	116,236
3.84%, 10/01/47 (a)	150,000	122,226
2.95%, 10/01/51 (a)	100,000	66,069
3.23%, 10/01/20 (a)	100,000	58,078
Washington University
3.52%, 04/15/54 (a)	125,000	92,314
4.35%, 04/15/22 (a)	100,000	78,169
William Marsh Rice University
3.57%, 05/15/45	200,000	156,442
Yale University
1.48%, 04/15/30 (a)	50,000	40,851
2.40%, 04/15/50 (a)	100,000	60,488
		5,118,154
Technology 2.4%
Adobe, Inc.
1.90%, 02/01/25 (a)	100,000	96,435
3.25%, 02/01/25 (a)	150,000	146,950
2.15%, 02/01/27 (a)	200,000	185,062
2.30%, 02/01/30 (a)	200,000	173,890
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	75,000	65,870
Alphabet, Inc.
0.45%, 08/15/25 (a)	150,000	139,475
2.00%, 08/15/26 (a)	400,000	373,308
0.80%, 08/15/27 (a)	150,000	131,603
1.10%, 08/15/30 (a)	250,000	201,200
1.90%, 08/15/40 (a)	250,000	165,015
2.05%, 08/15/50 (a)	400,000	234,500
2.25%, 08/15/60 (a)	375,000	218,921
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	124,605
Analog Devices, Inc.
2.95%, 04/01/25 (a)	100,000	97,091
3.50%, 12/05/26 (a)	100,000	96,108
3.45%, 06/15/27 (a)	100,000	94,903
1.70%, 10/01/28 (a)	200,000	173,278
2.10%, 10/01/31 (a)	200,000	163,296
2.80%, 10/01/41 (a)	200,000	140,702
2.95%, 10/01/51 (a)	200,000	132,442
Apple, Inc.
2.75%, 01/13/25 (a)	300,000	292,779
2.50%, 02/09/25	189,000	183,621

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 05/11/25 (a)	400,000	378,756
3.20%, 05/13/25	300,000	292,566
0.55%, 08/20/25 (a)	250,000	232,635
0.70%, 02/08/26 (a)	500,000	458,630
3.25%, 02/23/26 (a)	480,000	464,726
4.42%, 05/08/26 (a)	150,000	149,037
2.45%, 08/04/26 (a)	400,000	377,308
2.05%, 09/11/26 (a)	300,000	279,663
3.35%, 02/09/27 (a)	400,000	384,668
3.20%, 05/11/27 (a)	350,000	334,404
3.00%, 06/20/27 (a)	200,000	189,580
2.90%, 09/12/27 (a)	350,000	329,707
3.00%, 11/13/27 (a)	150,000	141,840
1.20%, 02/08/28 (a)	400,000	348,996
4.00%, 05/10/28 (a)	250,000	245,340
1.40%, 08/05/28 (a)	400,000	347,208
3.25%, 08/08/29 (a)	150,000	140,264
2.20%, 09/11/29 (a)	350,000	308,224
1.65%, 05/11/30 (a)	200,000	166,974
1.25%, 08/20/30 (a)	300,000	242,127
1.65%, 02/08/31 (a)	500,000	409,265
1.70%, 08/05/31 (a)	200,000	162,394
3.35%, 08/08/32 (a)	250,000	227,315
4.30%, 05/10/33 (a)	100,000	98,782
4.50%, 02/23/36 (a)	200,000	198,320
2.38%, 02/08/41 (a)	300,000	211,458
3.85%, 05/04/43	480,000	409,910
4.45%, 05/06/44	150,000	139,803
3.45%, 02/09/45	400,000	317,764
4.38%, 05/13/45	300,000	272,703
4.65%, 02/23/46 (a)	700,000	661,815
3.85%, 08/04/46 (a)	350,000	293,499
4.25%, 02/09/47 (a)	195,000	175,276
3.75%, 09/12/47 (a)	250,000	203,475
3.75%, 11/13/47 (a)	200,000	163,222
2.95%, 09/11/49 (a)	300,000	209,814
2.65%, 05/11/50 (a)	400,000	260,368
2.40%, 08/20/50 (a)	300,000	186,618
2.65%, 02/08/51 (a)	500,000	323,820
2.70%, 08/05/51 (a)	350,000	228,620
3.95%, 08/08/52 (a)	350,000	291,427
4.85%, 05/10/53 (a)	250,000	242,467
2.55%, 08/20/60 (a)(f)	300,000	187,407
2.80%, 02/08/61 (a)	250,000	159,740
2.85%, 08/05/61 (a)	200,000	127,852
4.10%, 08/08/62 (a)	200,000	166,384
Applied Materials, Inc.
3.90%, 10/01/25 (a)	150,000	146,885
3.30%, 04/01/27 (a)	150,000	143,241
1.75%, 06/01/30 (a)	150,000	123,917
5.10%, 10/01/35 (a)	150,000	151,909
5.85%, 06/15/41	100,000	105,077
4.35%, 04/01/47 (a)	150,000	132,078
2.75%, 06/01/50 (a)	150,000	99,582
Arrow Electronics, Inc.
2.95%, 02/15/32 (a)	100,000	81,560
Autodesk, Inc.
4.38%, 06/15/25 (a)	100,000	98,727
2.85%, 01/15/30 (a)	100,000	87,947
2.40%, 12/15/31 (a)	200,000	164,288
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	194,470
1.70%, 05/15/28 (a)	200,000	176,874
1.25%, 09/01/30 (a)	200,000	160,962
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	101,839
3.00%, 05/15/31 (a)	100,000	81,164
5.50%, 06/01/32 (a)	50,000	47,452
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baidu, Inc.
4.13%, 06/30/25	300,000	293,472
1.72%, 04/09/26 (a)	200,000	183,732
4.88%, 11/14/28 (a)	200,000	196,292
2.38%, 10/09/30 (a)	200,000	163,724
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	100,000	97,277
3.88%, 01/15/27 (a)	500,000	480,835
3.50%, 01/15/28 (a)	150,000	140,591
Broadcom, Inc.
3.15%, 11/15/25 (a)	100,000	95,999
3.46%, 09/15/26 (a)	156,000	148,964
1.95%, 02/15/28 (a)(c)	100,000	87,974
4.11%, 09/15/28 (a)	250,000	239,142
4.75%, 04/15/29 (a)	300,000	292,479
5.00%, 04/15/30 (a)	50,000	49,519
4.15%, 11/15/30 (a)	400,000	370,596
2.45%, 02/15/31 (a)(c)	450,000	370,449
4.15%, 04/15/32 (a)(c)	250,000	226,452
4.30%, 11/15/32 (a)	350,000	321,898
2.60%, 02/15/33 (a)(c)	200,000	157,678
3.42%, 04/15/33 (a)(c)	350,000	294,560
3.47%, 04/15/34 (a)(c)	650,000	540,988
3.14%, 11/15/35 (a)(c)	550,000	428,598
3.19%, 11/15/36 (a)(c)	450,000	344,430
4.93%, 05/15/37 (a)(c)	463,000	424,664
3.50%, 02/15/41 (a)(c)	450,000	336,523
3.75%, 02/15/51 (a)(c)	350,000	254,698
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	95,279
2.90%, 12/01/29 (a)	150,000	130,127
2.60%, 05/01/31 (a)	200,000	164,976
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (a)	200,000	195,150
2.67%, 12/01/26 (a)	200,000	183,392
4.25%, 04/01/28 (a)	200,000	188,564
3.25%, 02/15/29 (a)	100,000	88,080
3.57%, 12/01/31 (a)	200,000	171,780
CGI, Inc.
2.30%, 09/14/31 (a)	100,000	78,579
Cisco Systems, Inc.
3.50%, 06/15/25	112,000	109,796
2.95%, 02/28/26	200,000	192,782
2.50%, 09/20/26 (a)	100,000	94,331
5.90%, 02/15/39	100,000	106,620
5.50%, 01/15/40	550,000	563,563
Concentrix Corp.
6.65%, 08/02/26 (a)	150,000	151,135
6.60%, 08/02/28 (a)	150,000	149,941
6.85%, 08/02/33 (a)	100,000	98,110
Corning, Inc.
5.75%, 08/15/40	100,000	99,184
4.75%, 03/15/42	100,000	88,066
5.35%, 11/15/48 (a)	100,000	92,916
3.90%, 11/15/49 (a)	100,000	74,426
4.38%, 11/15/57 (a)	100,000	79,647
5.85%, 11/15/68 (a)	50,000	46,298
5.45%, 11/15/79 (a)	190,000	166,121
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (a)	100,000	100,530
6.02%, 06/15/26 (a)	480,000	485,534
4.90%, 10/01/26 (a)	350,000	345,541
6.10%, 07/15/27 (a)	100,000	102,173
5.25%, 02/01/28 (a)	200,000	200,660
5.30%, 10/01/29 (a)	300,000	299,298
6.20%, 07/15/30 (a)	200,000	208,382
5.75%, 02/01/33 (a)	200,000	202,972

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
8.10%, 07/15/36 (a)	189,000	222,691
3.38%, 12/15/41 (a)	150,000	106,719
8.35%, 07/15/46 (a)	150,000	185,410
3.45%, 12/15/51 (a)	250,000	167,010
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	134,231
2.38%, 09/15/28 (a)	150,000	126,963
Equifax, Inc.
2.60%, 12/01/24 (a)	150,000	145,247
2.60%, 12/15/25 (a)	100,000	94,566
5.10%, 06/01/28 (a)	150,000	148,206
3.10%, 05/15/30 (a)	100,000	86,802
2.35%, 09/15/31 (a)	200,000	159,338
Equinix, Inc.
1.25%, 07/15/25 (a)	50,000	46,605
1.00%, 09/15/25 (a)	200,000	184,664
2.90%, 11/18/26 (a)	100,000	93,477
1.55%, 03/15/28 (a)	250,000	213,907
3.20%, 11/18/29 (a)	200,000	176,868
2.15%, 07/15/30 (a)	300,000	244,347
2.50%, 05/15/31 (a)	200,000	163,012
3.90%, 04/15/32 (a)	200,000	177,526
3.00%, 07/15/50 (a)	100,000	62,312
2.95%, 09/15/51 (a)	50,000	30,301
3.40%, 02/15/52 (a)	100,000	66,694
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	100,000	85,415
Fidelity National Information Services, Inc.
4.50%, 07/15/25	150,000	147,682
1.15%, 03/01/26 (a)	250,000	228,312
4.70%, 07/15/27 (a)	100,000	98,361
1.65%, 03/01/28 (a)	150,000	130,428
3.75%, 05/21/29 (a)	100,000	93,552
2.25%, 03/01/31 (a)	200,000	162,342
5.10%, 07/15/32 (a)	150,000	147,942
3.10%, 03/01/41 (a)	100,000	70,135
5.63%, 07/15/52 (a)	100,000	96,556
Fiserv, Inc.
3.85%, 06/01/25 (a)	100,000	97,604
3.20%, 07/01/26 (a)	450,000	427,419
2.25%, 06/01/27 (a)	250,000	226,395
5.45%, 03/02/28 (a)	150,000	151,321
4.20%, 10/01/28 (a)	150,000	143,481
3.50%, 07/01/29 (a)	500,000	457,490
2.65%, 06/01/30 (a)	150,000	127,454
5.60%, 03/02/33 (a)	100,000	100,581
5.63%, 08/21/33 (a)	250,000	251,720
4.40%, 07/01/49 (a)	375,000	308,329
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	98,210
3.75%, 02/01/26 (a)	150,000	143,510
6.00%, 01/15/28 (a)	100,000	101,516
4.88%, 06/15/29 (a)	100,000	95,183
4.88%, 05/12/30 (a)	100,000	94,940
Fortinet, Inc.
1.00%, 03/15/26 (a)	100,000	90,477
2.20%, 03/15/31 (a)	100,000	79,667
Genpact Luxembourg SARL
3.38%, 12/01/24 (a)	200,000	194,022
Global Payments, Inc.
2.65%, 02/15/25 (a)	150,000	144,363
1.20%, 03/01/26 (a)	200,000	181,248
4.80%, 04/01/26 (a)	150,000	147,208
2.15%, 01/15/27 (a)	150,000	135,564
4.45%, 06/01/28 (a)	100,000	95,307
3.20%, 08/15/29 (a)	200,000	176,526
2.90%, 05/15/30 (a)	225,000	192,046
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 11/15/31 (a)	150,000	123,477
5.40%, 08/15/32 (a)	150,000	147,003
4.15%, 08/15/49 (a)	100,000	73,523
5.95%, 08/15/52 (a)	150,000	143,444
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	350,000	346,762
1.75%, 04/01/26 (a)	200,000	184,172
6.20%, 10/15/35 (a)	150,000	158,272
6.35%, 10/15/45 (a)	262,000	267,460
HP, Inc.
2.20%, 06/17/25 (a)	150,000	142,722
1.45%, 06/17/26 (a)	200,000	181,724
3.00%, 06/17/27 (a)	200,000	185,798
4.00%, 04/15/29 (a)	200,000	189,076
2.65%, 06/17/31 (a)	200,000	164,124
4.20%, 04/15/32 (a)	150,000	136,203
5.50%, 01/15/33 (a)	150,000	149,100
6.00%, 09/15/41	250,000	250,762
Intel Corp.
3.40%, 03/25/25 (a)	350,000	341,883
3.70%, 07/29/25 (a)	450,000	439,915
4.88%, 02/10/26	200,000	199,946
2.60%, 05/19/26 (a)	150,000	142,236
3.75%, 03/25/27 (a)	250,000	241,617
3.15%, 05/11/27 (a)	150,000	142,031
4.88%, 02/10/28 (a)	300,000	300,297
1.60%, 08/12/28 (a)	200,000	173,544
4.00%, 08/05/29 (a)	200,000	191,696
2.45%, 11/15/29 (a)	350,000	308,185
5.13%, 02/10/30 (a)	200,000	202,752
3.90%, 03/25/30 (a)	300,000	284,025
2.00%, 08/12/31 (a)	300,000	246,018
4.15%, 08/05/32 (a)	200,000	189,706
4.00%, 12/15/32	150,000	140,661
5.20%, 02/10/33 (a)	400,000	405,676
4.60%, 03/25/40 (a)	150,000	139,572
2.80%, 08/12/41 (a)	150,000	106,134
4.80%, 10/01/41	95,000	87,603
4.25%, 12/15/42	100,000	85,532
5.63%, 02/10/43 (a)	200,000	203,734
4.10%, 05/19/46 (a)	250,000	205,310
4.10%, 05/11/47 (a)	100,000	81,441
3.73%, 12/08/47 (a)	350,000	269,216
3.25%, 11/15/49 (a)	300,000	208,146
4.75%, 03/25/50 (a)	400,000	356,304
3.05%, 08/12/51 (a)	250,000	165,482
4.90%, 08/05/52 (a)	300,000	275,070
5.70%, 02/10/53 (a)	300,000	305,442
3.10%, 02/15/60 (a)	160,000	102,506
4.95%, 03/25/60 (a)	175,000	161,525
3.20%, 08/12/61 (a)	200,000	128,008
5.05%, 08/05/62 (a)	200,000	184,506
5.90%, 02/10/63 (a)	200,000	209,186
International Business Machines Corp.
4.00%, 07/27/25	200,000	196,280
3.45%, 02/19/26	300,000	289,539
3.30%, 05/15/26	550,000	528,022
3.30%, 01/27/27	150,000	142,451
1.70%, 05/15/27 (a)	300,000	268,938
6.22%, 08/01/27	130,000	135,967
4.50%, 02/06/28 (a)	300,000	295,374
3.50%, 05/15/29	650,000	606,066
1.95%, 05/15/30 (a)	200,000	166,144
2.72%, 02/09/32 (a)	100,000	84,921
4.40%, 07/27/32 (a)	200,000	189,916
4.75%, 02/06/33 (a)	150,000	146,234
4.15%, 05/15/39	350,000	301,980
5.60%, 11/30/39	150,000	151,569

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 05/15/40 (a)	200,000	142,114
4.00%, 06/20/42	200,000	165,508
4.70%, 02/19/46	150,000	132,729
4.25%, 05/15/49	400,000	330,852
2.95%, 05/15/50 (a)	200,000	128,842
3.43%, 02/09/52 (a)	150,000	104,384
4.90%, 07/27/52 (a)	150,000	135,638
5.10%, 02/06/53 (a)	150,000	140,663
Intuit, Inc.
0.95%, 07/15/25 (a)	100,000	93,500
5.25%, 09/15/26 (a)	200,000	201,500
1.35%, 07/15/27 (a)	150,000	132,863
5.20%, 09/15/33 (a)	200,000	201,786
5.50%, 09/15/53 (a)	200,000	205,506
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	183,256
3.60%, 01/15/30 (a)	100,000	88,513
3.00%, 01/15/31 (a)	200,000	168,332
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	91,709
3.75%, 08/15/29 (a)	100,000	91,568
5.95%, 03/15/41	100,000	94,538
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	145,661
3.00%, 10/30/29 (a)	100,000	86,917
KLA Corp.
4.10%, 03/15/29 (a)	100,000	96,959
4.65%, 07/15/32 (a)	200,000	196,724
5.00%, 03/15/49 (a)	100,000	93,150
3.30%, 03/01/50 (a)	100,000	71,614
4.95%, 07/15/52 (a)	200,000	188,402
5.25%, 07/15/62 (a)	150,000	144,653
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	150,000	133,985
3.15%, 10/15/31 (a)	150,000	119,213
4.10%, 10/15/41 (a)	150,000	105,707
Lam Research Corp.
3.80%, 03/15/25 (a)	130,000	127,609
3.75%, 03/15/26 (a)	100,000	97,300
4.00%, 03/15/29 (a)	150,000	144,716
1.90%, 06/15/30 (a)	200,000	166,230
4.88%, 03/15/49 (a)	150,000	138,750
2.88%, 06/15/50 (a)	200,000	131,268
Leidos, Inc.
3.63%, 05/15/25 (a)	150,000	145,442
4.38%, 05/15/30 (a)	150,000	138,857
2.30%, 02/15/31 (a)	200,000	160,402
5.75%, 03/15/33 (a)	100,000	99,677
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	91,956
2.45%, 04/15/28 (a)	100,000	88,302
4.88%, 06/22/28 (a)	100,000	97,030
2.95%, 04/15/31 (a)	100,000	83,825
5.95%, 09/15/33 (a)	100,000	101,423
Mastercard, Inc.
2.95%, 11/21/26 (a)	250,000	237,382
3.30%, 03/26/27 (a)	150,000	143,268
3.50%, 02/26/28 (a)	100,000	95,665
4.88%, 03/09/28 (a)	150,000	152,001
2.95%, 06/01/29 (a)	150,000	137,229
3.35%, 03/26/30 (a)	300,000	277,473
1.90%, 03/15/31 (a)	150,000	123,813
2.00%, 11/18/31 (a)	100,000	81,477
4.85%, 03/09/33 (a)	150,000	149,560
3.80%, 11/21/46 (a)	100,000	81,933
3.95%, 02/26/48 (a)	100,000	83,417
3.65%, 06/01/49 (a)	250,000	198,550
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 03/26/50 (a)	200,000	163,866
2.95%, 03/15/51 (a)	150,000	103,557
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	250,000	243,765
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	148,591
4.19%, 02/15/27 (a)	150,000	144,413
5.38%, 04/15/28 (a)	200,000	198,970
5.33%, 02/06/29 (a)	100,000	98,922
6.75%, 11/01/29 (a)	100,000	104,897
4.66%, 02/15/30 (a)	150,000	142,257
2.70%, 04/15/32 (a)	200,000	160,496
5.88%, 09/15/33 (a)	200,000	200,360
3.37%, 11/01/41 (a)	100,000	70,235
3.48%, 11/01/51 (a)	150,000	100,290
Microsoft Corp.
2.70%, 02/12/25 (a)	300,000	291,942
3.13%, 11/03/25 (a)	530,000	513,877
2.40%, 08/08/26 (a)	600,000	567,582
3.40%, 09/15/26 (a)(c)	150,000	144,951
3.30%, 02/06/27 (a)	650,000	625,742
1.35%, 09/15/30 (a)(c)	100,000	80,965
3.50%, 02/12/35 (a)	250,000	228,557
4.20%, 11/03/35 (a)	250,000	241,340
3.45%, 08/08/36 (a)	350,000	308,346
4.10%, 02/06/37 (a)	150,000	141,032
4.50%, 10/01/40	100,000	98,325
5.30%, 02/08/41	100,000	106,729
3.75%, 02/12/45 (a)	100,000	84,891
4.45%, 11/03/45 (a)	100,000	95,192
3.70%, 08/08/46 (a)	349,000	289,485
4.25%, 02/06/47 (a)	200,000	184,264
4.50%, 06/15/47 (a)(c)	100,000	93,185
2.53%, 06/01/50 (a)	1,050,000	676,746
2.50%, 09/15/50 (a)(c)	250,000	158,835
2.92%, 03/17/52 (a)	1,025,000	709,556
4.00%, 02/12/55 (a)	100,000	84,938
3.95%, 08/08/56 (a)	150,000	124,251
4.50%, 02/06/57 (a)	150,000	138,549
2.68%, 06/01/60 (a)	629,000	396,352
3.04%, 03/17/62 (a)	345,000	234,979
Moody's Corp.
3.75%, 03/24/25 (a)	100,000	97,862
3.25%, 01/15/28 (a)	100,000	93,829
4.25%, 02/01/29 (a)	150,000	145,073
2.00%, 08/19/31 (a)	200,000	160,184
2.75%, 08/19/41 (a)	100,000	68,031
3.25%, 05/20/50 (a)	100,000	67,523
2.55%, 08/18/60 (a)	150,000	79,044
3.10%, 11/29/61 (a)	100,000	61,604
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	146,685
4.60%, 05/23/29 (a)	150,000	145,604
2.30%, 11/15/30 (a)	100,000	81,236
2.75%, 05/24/31 (a)	150,000	123,546
5.60%, 06/01/32 (a)	100,000	99,093
5.50%, 09/01/44	100,000	93,017
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	235,735
2.38%, 06/22/27 (a)	150,000	136,391
Nokia OYJ
4.38%, 06/12/27	100,000	94,808
6.63%, 05/15/39	100,000	94,144
NVIDIA Corp.
3.20%, 09/16/26 (a)	200,000	192,382
1.55%, 06/15/28 (a)	200,000	175,442
2.85%, 04/01/30 (a)	250,000	224,590

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 06/15/31 (a)	250,000	207,052
3.50%, 04/01/40 (a)	200,000	164,910
3.50%, 04/01/50 (a)	325,000	251,872
3.70%, 04/01/60 (a)	100,000	76,980
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	250,000	249,270
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	175,000	167,804
4.30%, 06/18/29 (a)	150,000	141,416
3.40%, 05/01/30 (a)	200,000	176,382
2.50%, 05/11/31 (a)	200,000	162,584
2.65%, 02/15/32 (a)	200,000	161,354
5.00%, 01/15/33 (a)	200,000	191,238
3.25%, 05/11/41 (a)	200,000	143,014
3.13%, 02/15/42 (a)	100,000	69,410
3.25%, 11/30/51 (a)	100,000	65,456
Oracle Corp.
2.50%, 04/01/25 (a)	650,000	624,507
2.95%, 05/15/25 (a)	451,000	435,120
5.80%, 11/10/25	200,000	201,764
1.65%, 03/25/26 (a)	500,000	460,880
2.65%, 07/15/26 (a)	500,000	468,630
2.80%, 04/01/27 (a)	400,000	371,424
3.25%, 11/15/27 (a)	500,000	466,660
2.30%, 03/25/28 (a)	350,000	311,528
6.15%, 11/09/29 (a)	250,000	262,377
2.95%, 04/01/30 (a)	600,000	526,182
3.25%, 05/15/30 (a)	150,000	133,755
2.88%, 03/25/31 (a)	550,000	470,877
6.25%, 11/09/32 (a)	400,000	421,344
4.90%, 02/06/33 (a)	250,000	240,627
4.30%, 07/08/34 (a)	300,000	270,870
3.90%, 05/15/35 (a)	250,000	214,320
3.85%, 07/15/36 (a)	200,000	167,240
3.80%, 11/15/37 (a)	300,000	244,866
6.50%, 04/15/38	200,000	214,066
6.13%, 07/08/39	250,000	256,470
3.60%, 04/01/40 (a)	500,000	380,640
5.38%, 07/15/40	400,000	376,992
3.65%, 03/25/41 (a)	400,000	303,108
4.50%, 07/08/44 (a)	230,000	192,188
4.13%, 05/15/45 (a)	300,000	234,408
4.00%, 07/15/46 (a)	470,000	357,101
4.00%, 11/15/47 (a)	400,000	302,260
3.60%, 04/01/50 (a)	700,000	490,413
3.95%, 03/25/51 (a)	600,000	444,144
6.90%, 11/09/52 (a)	400,000	446,672
5.55%, 02/06/53 (a)	400,000	377,448
4.38%, 05/15/55 (a)	150,000	116,192
3.85%, 04/01/60 (a)	600,000	412,698
4.10%, 03/25/61 (a)	300,000	216,300
PayPal Holdings, Inc.
1.65%, 06/01/25 (a)	150,000	142,109
2.65%, 10/01/26 (a)	200,000	187,666
3.90%, 06/01/27 (a)	100,000	96,933
2.85%, 10/01/29 (a)	300,000	266,664
2.30%, 06/01/30 (a)	200,000	169,362
4.40%, 06/01/32 (a)	200,000	191,040
3.25%, 06/01/50 (a)	150,000	105,587
5.05%, 06/01/52 (a)	200,000	191,896
5.25%, 06/01/62 (a)	50,000	46,751
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	181,690
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	250,000	244,170
3.25%, 05/20/27 (a)	350,000	333,644
1.30%, 05/20/28 (a)	217,000	187,931
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.15%, 05/20/30 (a)	200,000	170,788
1.65%, 05/20/32 (a)	133,000	104,069
4.25%, 05/20/32 (a)	100,000	96,058
5.40%, 05/20/33 (a)	150,000	156,379
4.65%, 05/20/35 (a)	100,000	98,227
4.80%, 05/20/45 (a)	250,000	233,662
4.30%, 05/20/47 (a)	200,000	171,850
3.25%, 05/20/50 (a)	175,000	126,597
4.50%, 05/20/52 (a)	200,000	173,820
6.00%, 05/20/53 (a)	250,000	271,460
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	143,225
3.00%, 05/22/30 (a)	100,000	88,417
4.75%, 05/20/32 (a)	100,000	97,267
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	150,000	138,819
3.85%, 12/15/25 (a)	100,000	97,199
3.80%, 12/15/26 (a)	150,000	144,912
1.40%, 09/15/27 (a)	150,000	131,555
2.95%, 09/15/29 (a)	100,000	88,996
2.00%, 06/30/30 (a)	100,000	82,219
1.75%, 02/15/31 (a)	250,000	197,527
S&P Global, Inc.
2.45%, 03/01/27 (a)	200,000	185,472
4.75%, 08/01/28 (a)	150,000	149,953
2.70%, 03/01/29 (a)	250,000	225,797
4.25%, 05/01/29 (a)	175,000	170,567
2.50%, 12/01/29 (a)	100,000	87,620
1.25%, 08/15/30 (a)	150,000	118,605
2.90%, 03/01/32 (a)	300,000	255,693
3.25%, 12/01/49 (a)	100,000	70,272
3.70%, 03/01/52 (a)	150,000	114,845
2.30%, 08/15/60 (a)	100,000	53,823
3.90%, 03/01/62 (a)	100,000	76,891
Salesforce, Inc.
3.70%, 04/11/28 (a)	300,000	288,351
1.50%, 07/15/28 (a)	150,000	130,694
1.95%, 07/15/31 (a)	300,000	246,252
2.70%, 07/15/41 (a)	250,000	178,082
2.90%, 07/15/51 (a)	350,000	232,792
3.05%, 07/15/61 (a)	150,000	96,269
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	238,671
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	91,880
3.00%, 06/01/31 (a)	100,000	81,495
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	150,000	133,899
2.38%, 08/09/28 (a)	200,000	168,684
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	124,254
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	186,058
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	150,000	143,211
1.13%, 09/15/26 (a)	150,000	136,296
2.90%, 11/03/27 (a)	75,000	70,193
2.25%, 09/04/29 (a)	100,000	87,587
1.75%, 05/04/30 (a)	200,000	167,608
1.90%, 09/15/31 (a)	100,000	82,206
3.65%, 08/16/32 (a)	100,000	91,218
4.90%, 03/14/33 (a)	200,000	199,838
3.88%, 03/15/39 (a)	150,000	130,673
4.15%, 05/15/48 (a)	300,000	254,730
2.70%, 09/15/51 (a)	100,000	63,129
5.00%, 03/14/53 (a)	100,000	96,103
5.05%, 05/18/63 (a)	200,000	189,622

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	95,439
5.50%, 08/15/35	100,000	98,122
5.65%, 11/23/43 (a)	150,000	138,719
Trimble, Inc.
4.75%, 12/01/24 (a)	50,000	49,393
4.90%, 06/15/28 (a)	100,000	97,832
6.10%, 03/15/33 (a)	150,000	152,362
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	250,000	227,390
3.88%, 04/22/27 (a)	200,000	193,240
2.50%, 10/25/31 (a)	250,000	206,945
4.25%, 04/22/32 (a)	200,000	191,308
3.13%, 10/25/41 (a)	250,000	188,905
4.50%, 04/22/52 (a)	200,000	181,934
Tyco Electronics Group SA
4.50%, 02/13/26	100,000	98,672
3.70%, 02/15/26 (a)	100,000	96,935
3.13%, 08/15/27 (a)	100,000	93,857
2.50%, 02/04/32 (a)	100,000	82,779
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	145,659
2.70%, 06/15/31 (a)	200,000	164,252
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	146,292
4.13%, 03/15/29 (a)	150,000	141,807
5.75%, 04/01/33 (a)	100,000	101,836
5.50%, 06/15/45 (a)	50,000	46,295
3.63%, 05/15/50 (a)	100,000	71,050
Visa, Inc.
3.15%, 12/14/25 (a)	800,000	773,144
1.90%, 04/15/27 (a)	300,000	275,052
0.75%, 08/15/27 (a)	150,000	131,201
2.05%, 04/15/30 (a)	300,000	256,332
1.10%, 02/15/31 (a)	200,000	157,130
4.15%, 12/14/35 (a)	330,000	310,777
2.70%, 04/15/40 (a)	150,000	110,708
4.30%, 12/14/45 (a)	595,000	530,853
3.65%, 09/15/47 (a)	100,000	79,279
2.00%, 08/15/50 (a)	250,000	145,255
VMware, Inc.
4.50%, 05/15/25 (a)	150,000	147,699
1.40%, 08/15/26 (a)	300,000	270,831
4.65%, 05/15/27 (a)	50,000	48,924
3.90%, 08/21/27 (a)	200,000	190,694
1.80%, 08/15/28 (a)	200,000	171,400
4.70%, 05/15/30 (a)	150,000	143,033
2.20%, 08/15/31 (a)	250,000	197,765
Western Digital Corp.
2.85%, 02/01/29 (a)	100,000	81,874
3.10%, 02/01/32 (a)	100,000	74,626
Western Union Co.
2.85%, 01/10/25 (a)	100,000	96,605
1.35%, 03/15/26 (a)	200,000	180,652
6.20%, 11/17/36	100,000	100,416
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	190,172
3.70%, 04/01/29 (a)	150,000	139,682
3.80%, 04/01/32 (a)	250,000	222,417
Xilinx, Inc.
2.38%, 06/01/30 (a)	200,000	171,052
		103,235,439
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transportation 0.5%
American Airlines Pass-Through Trust
3.60%, 03/22/29	128,941	116,685
3.58%, 07/15/29	133,378	121,948
3.20%, 12/15/29	135,915	121,823
3.65%, 08/15/30	102,937	92,951
3.15%, 08/15/33	97,217	81,977
2.88%, 01/11/36	141,957	115,365
Burlington Northern Santa Fe LLC
3.65%, 09/01/25 (a)	100,000	97,554
3.25%, 06/15/27 (a)	200,000	190,520
6.20%, 08/15/36	150,000	161,731
5.75%, 05/01/40 (a)	100,000	103,564
5.05%, 03/01/41 (a)	100,000	94,968
5.40%, 06/01/41 (a)	100,000	99,888
4.95%, 09/15/41 (a)	100,000	93,729
4.38%, 09/01/42 (a)	150,000	129,942
4.45%, 03/15/43 (a)	200,000	174,150
5.15%, 09/01/43 (a)	100,000	95,750
4.90%, 04/01/44 (a)	100,000	93,267
4.55%, 09/01/44 (a)	90,000	79,133
4.15%, 04/01/45 (a)	250,000	206,895
4.70%, 09/01/45 (a)	100,000	88,844
3.90%, 08/01/46 (a)	100,000	79,272
4.05%, 06/15/48 (a)	200,000	161,362
4.15%, 12/15/48 (a)	200,000	163,810
3.55%, 02/15/50 (a)	100,000	74,607
3.05%, 02/15/51 (a)	100,000	66,615
3.30%, 09/15/51 (a)	200,000	140,510
2.88%, 06/15/52 (a)	150,000	97,149
4.45%, 01/15/53 (a)	200,000	173,442
5.20%, 04/15/54 (a)	300,000	291,537
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	95,374
6.90%, 07/15/28	150,000	162,385
3.85%, 08/05/32 (a)	150,000	137,184
5.85%, 11/01/33 (a)	100,000	105,646
6.20%, 06/01/36	150,000	161,734
3.20%, 08/02/46 (a)	150,000	106,865
3.65%, 02/03/48 (a)	100,000	76,839
4.45%, 01/20/49 (a)	150,000	128,784
2.45%, 05/01/50 (a)	200,000	120,456
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	100,000	95,845
2.90%, 02/01/25 (a)	50,000	48,543
1.75%, 12/02/26 (a)	200,000	181,450
4.00%, 06/01/28 (a)	100,000	95,494
2.88%, 11/15/29 (a)	150,000	131,723
2.05%, 03/05/30 (a)	100,000	83,064
2.45%, 12/02/31 (a)	300,000	273,318
4.80%, 09/15/35 (a)	50,000	46,797
5.95%, 05/15/37	100,000	102,058
3.00%, 12/02/41 (a)	200,000	175,498
4.30%, 05/15/43 (a)	100,000	82,307
4.80%, 08/01/45 (a)	100,000	88,084
4.95%, 08/15/45 (a)	100,000	89,046
4.70%, 05/01/48 (a)	75,000	64,047
3.50%, 05/01/50 (a)	100,000	70,733
3.10%, 12/02/51 (a)	325,000	217,483
4.20%, 11/15/69 (a)	100,000	75,559
6.13%, 09/15/15 (a)	100,000	101,525
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	150,000	142,587
CSX Corp.
3.35%, 11/01/25 (a)	100,000	96,531
2.60%, 11/01/26 (a)	100,000	93,686
3.25%, 06/01/27 (a)	150,000	141,210

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 03/01/28 (a)	200,000	191,336
4.25%, 03/15/29 (a)	150,000	145,462
2.40%, 02/15/30 (a)	100,000	85,566
4.10%, 11/15/32 (a)	150,000	139,659
5.20%, 11/15/33 (a)	150,000	149,445
6.15%, 05/01/37	150,000	159,831
6.22%, 04/30/40	100,000	106,196
4.75%, 05/30/42 (a)	150,000	134,712
4.10%, 03/15/44 (a)	200,000	163,214
3.80%, 11/01/46 (a)	100,000	76,584
4.30%, 03/01/48 (a)	200,000	165,120
4.75%, 11/15/48 (a)	100,000	87,648
4.50%, 03/15/49 (a)	150,000	126,206
3.35%, 09/15/49 (a)	100,000	69,713
3.80%, 04/15/50 (a)	100,000	75,428
3.95%, 05/01/50 (a)	200,000	155,848
2.50%, 05/15/51 (a)	100,000	58,887
4.50%, 11/15/52 (a)	100,000	85,664
4.50%, 08/01/54 (a)	100,000	84,738
4.25%, 11/01/66 (a)	100,000	78,081
4.65%, 03/01/68 (a)	50,000	41,838
Delta Air Lines Pass-Through Trust
2.00%, 12/10/29	82,062	72,051
FedEx Corp.
3.25%, 04/01/26 (a)	150,000	143,566
3.40%, 02/15/28 (a)	150,000	140,514
3.10%, 08/05/29 (a)	200,000	180,374
4.25%, 05/15/30 (a)	150,000	142,479
2.40%, 05/15/31 (a)	150,000	124,913
4.90%, 01/15/34	150,000	145,947
3.90%, 02/01/35	50,000	43,484
3.88%, 08/01/42	150,000	117,123
4.10%, 04/15/43	100,000	79,695
5.10%, 01/15/44	75,000	68,189
4.10%, 02/01/45	150,000	118,143
4.75%, 11/15/45 (a)	300,000	259,317
4.55%, 04/01/46 (a)	150,000	126,441
4.40%, 01/15/47 (a)	100,000	81,602
4.05%, 02/15/48 (a)	150,000	116,330
4.95%, 10/17/48 (a)	150,000	133,183
5.25%, 05/15/50 (a)	200,000	186,290
FedEx Corp. Pass-Through Trust
1.88%, 08/20/35	209,896	169,598
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	75,000	67,113
2.65%, 07/15/31 (a)	100,000	78,517
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	145,657
JetBlue Pass-Through Trust
2.75%, 11/15/33	81,711	66,635
Series 1A 4.00%, 05/15/34	80,369	71,326
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	94,301
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	100,000	97,177
2.90%, 06/15/26 (a)	200,000	189,358
3.15%, 06/01/27 (a)	50,000	47,042
3.80%, 08/01/28 (a)	150,000	142,459
2.55%, 11/01/29 (a)	100,000	86,581
3.00%, 03/15/32 (a)	100,000	85,303
4.45%, 03/01/33 (a)	100,000	94,425
3.95%, 10/01/42 (a)	130,000	103,779
4.45%, 06/15/45 (a)	150,000	125,681
4.65%, 01/15/46 (a)	150,000	128,712
3.94%, 11/01/47 (a)	125,000	96,736
4.15%, 02/28/48 (a)	100,000	79,580
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 05/15/49 (a)	100,000	78,755
3.40%, 11/01/49 (a)	100,000	69,652
3.05%, 05/15/50 (a)	100,000	65,295
2.90%, 08/25/51 (a)	100,000	62,361
4.05%, 08/15/52 (a)	150,000	116,352
3.70%, 03/15/53 (a)	75,000	54,092
4.55%, 06/01/53 (a)	150,000	126,678
5.35%, 08/01/54 (a)	200,000	191,300
3.16%, 05/15/55 (a)	225,000	144,517
5.95%, 03/15/64 (a)	100,000	102,400
4.10%, 05/15/21 (a)	100,000	69,110
Ryder System, Inc.
4.63%, 06/01/25 (a)	150,000	147,550
3.35%, 09/01/25 (a)	50,000	48,151
2.90%, 12/01/26 (a)	100,000	92,908
2.85%, 03/01/27 (a)	100,000	92,310
5.25%, 06/01/28 (a)	200,000	199,062
6.60%, 12/01/33 (a)	100,000	105,166
Southwest Airlines Co.
5.25%, 05/04/25 (a)	220,000	218,766
3.00%, 11/15/26 (a)	95,000	89,165
5.13%, 06/15/27 (a)	300,000	296,919
3.45%, 11/16/27 (a)	100,000	92,534
2.63%, 02/10/30 (a)	150,000	127,007
Union Pacific Corp.
3.25%, 01/15/25 (a)	100,000	97,793
2.75%, 03/01/26 (a)	150,000	142,644
3.00%, 04/15/27 (a)	200,000	188,340
3.95%, 09/10/28 (a)	250,000	242,417
3.70%, 03/01/29 (a)	150,000	142,659
2.40%, 02/05/30 (a)	200,000	172,674
2.38%, 05/20/31 (a)	200,000	167,262
2.80%, 02/14/32 (a)	250,000	212,055
4.50%, 01/20/33 (a)	200,000	192,732
2.89%, 04/06/36 (a)	150,000	119,027
3.60%, 09/15/37 (a)	150,000	124,827
3.55%, 08/15/39 (a)	100,000	80,332
3.20%, 05/20/41 (a)	200,000	150,240
4.05%, 11/15/45 (a)	75,000	59,420
4.05%, 03/01/46 (a)	150,000	119,334
4.00%, 04/15/47 (a)	75,000	59,008
4.30%, 03/01/49 (a)	100,000	82,500
3.25%, 02/05/50 (a)	350,000	247,338
3.80%, 10/01/51 (a)	150,000	116,343
2.95%, 03/10/52 (a)	100,000	65,334
4.95%, 09/09/52 (a)	150,000	140,983
3.50%, 02/14/53 (a)	150,000	109,676
4.95%, 05/15/53 (a)	100,000	93,782
3.88%, 02/01/55 (a)	50,000	37,746
3.95%, 08/15/59 (a)	100,000	75,431
3.84%, 03/20/60 (a)	350,000	261,023
3.55%, 05/20/61 (a)	100,000	68,822
2.97%, 09/16/62 (a)	150,000	90,966
5.15%, 01/20/63 (a)	100,000	93,355
4.10%, 09/15/67 (a)	100,000	76,102
3.75%, 02/05/70 (a)	125,000	87,828
3.80%, 04/06/71 (a)	150,000	107,778
3.85%, 02/14/72 (a)	100,000	71,737
United Airlines Pass-Through Trust
4.88%, 07/15/27	91,200	87,080
4.00%, 10/11/27	80,258	75,652
3.75%, 03/03/28	83,000	76,803
5.88%, 04/15/29	323,492	322,207
3.10%, 01/07/30	102,511	91,953
2.88%, 04/07/30	68,785	60,178
3.50%, 09/01/31	113,932	101,150
4.15%, 02/25/33	72,696	65,258

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 11/01/33	83,347	68,127
5.80%, 07/15/37	300,000	288,099
United Parcel Service, Inc.
3.90%, 04/01/25 (a)	150,000	147,523
3.05%, 11/15/27 (a)	250,000	235,185
3.40%, 03/15/29 (a)	100,000	94,019
4.45%, 04/01/30 (a)	250,000	245,757
4.88%, 03/03/33 (a)	150,000	149,455
6.20%, 01/15/38	295,000	322,500
5.20%, 04/01/40 (a)	100,000	98,925
4.88%, 11/15/40 (a)	100,000	94,826
3.40%, 11/15/46 (a)	100,000	74,663
3.75%, 11/15/47 (a)	150,000	118,724
4.25%, 03/15/49 (a)	100,000	84,701
3.40%, 09/01/49 (a)	100,000	75,077
5.30%, 04/01/50 (a)	225,000	224,154
5.05%, 03/03/53 (a)	200,000	192,974
		23,914,188
		633,614,395

Utility 2.1%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	236,007
2.10%, 07/01/30 (a)	175,000	141,955
4.15%, 05/01/49 (a)	100,000	75,569
3.45%, 05/15/51 (a)	100,000	66,861
5.25%, 05/15/52 (a)	100,000	90,092
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	110,532
4.25%, 09/15/48 (a)	100,000	80,212
3.80%, 06/15/49 (a)	100,000	73,933
3.65%, 04/01/50 (a)	100,000	72,500
4.50%, 06/15/52 (a)	100,000	83,762
5.40%, 03/15/53 (a)	200,000	193,458
AES Corp.
1.38%, 01/15/26 (a)	150,000	137,031
5.45%, 06/01/28 (a)	200,000	198,374
2.45%, 01/15/31 (a)	200,000	161,630
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	95,994
1.45%, 09/15/30 (a)	150,000	118,158
3.05%, 03/15/32 (a)	150,000	128,181
6.00%, 03/01/39	100,000	101,246
3.85%, 12/01/42	150,000	118,410
4.15%, 08/15/44 (a)	100,000	80,920
3.70%, 12/01/47 (a)	100,000	73,932
4.30%, 07/15/48 (a)	150,000	121,215
3.45%, 10/01/49 (a)	100,000	69,778
3.13%, 07/15/51 (a)	100,000	65,325
3.00%, 03/15/52 (a)	150,000	96,213
Ameren Corp.
5.70%, 12/01/26 (a)	100,000	100,936
1.95%, 03/15/27 (a)	150,000	135,552
1.75%, 03/15/28 (a)	100,000	86,231
3.50%, 01/15/31 (a)	200,000	176,886
Ameren Illinois Co.
3.85%, 09/01/32 (a)	100,000	90,032
4.95%, 06/01/33 (a)	100,000	97,400
4.15%, 03/15/46 (a)	150,000	121,520
3.70%, 12/01/47 (a)	100,000	76,494
4.50%, 03/15/49 (a)	100,000	86,881
2.90%, 06/15/51 (a)	100,000	63,316
5.90%, 12/01/52 (a)	100,000	104,750
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	150,000	152,557
3.20%, 11/13/27 (a)	150,000	138,942
4.30%, 12/01/28 (a)	100,000	95,900
2.30%, 03/01/30 (a)	150,000	124,464
3.25%, 03/01/50 (a)	150,000	98,666
3.88%, 02/15/62 (a)(b)	150,000	123,597
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	93,743
2.70%, 04/01/31 (a)	150,000	123,675
7.00%, 04/01/38	100,000	109,559
4.50%, 03/01/49 (a)	100,000	78,833
3.70%, 05/01/50 (a)	200,000	140,274
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	87,421
6.35%, 12/15/32 (a)	100,000	104,708
5.55%, 08/01/33 (a)	150,000	148,803
4.50%, 04/01/42 (a)	150,000	123,621
4.25%, 03/01/49 (a)	100,000	75,881
3.35%, 05/15/50 (a)	250,000	165,457
2.65%, 09/15/50 (a)	150,000	84,938
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	95,402
2.30%, 03/15/31 (a)	100,000	81,676
Avangrid, Inc.
3.15%, 12/01/24 (a)	150,000	145,836
3.20%, 04/15/25 (a)	150,000	144,894
3.80%, 06/01/29 (a)	100,000	91,355
Avista Corp.
4.35%, 06/01/48 (a)	100,000	78,979
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	100,000	82,007
6.35%, 10/01/36	100,000	105,605
3.50%, 08/15/46 (a)	150,000	106,791
3.20%, 09/15/49 (a)	150,000	100,637
4.55%, 06/01/52 (a)	100,000	85,607
5.40%, 06/01/53 (a)	150,000	144,159
Berkshire Hathaway Energy Co.
4.05%, 04/15/25 (a)	400,000	393,072
3.25%, 04/15/28 (a)	150,000	138,830
3.70%, 07/15/30 (a)	150,000	136,254
6.13%, 04/01/36	298,000	307,047
5.95%, 05/15/37	200,000	203,338
5.15%, 11/15/43 (a)	100,000	91,914
4.50%, 02/01/45 (a)	150,000	127,329
3.80%, 07/15/48 (a)	150,000	109,343
4.45%, 01/15/49 (a)	100,000	80,814
4.25%, 10/15/50 (a)	200,000	155,276
2.85%, 05/15/51 (a)	250,000	155,540
4.60%, 05/01/53 (a)	200,000	163,636
Black Hills Corp.
3.15%, 01/15/27 (a)	350,000	325,447
2.50%, 06/15/30 (a)	50,000	40,662
4.35%, 05/01/33 (a)	150,000	132,086
3.88%, 10/15/49 (a)	100,000	69,994
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	150,000	141,158
5.20%, 10/01/28 (a)	275,000	278,116
4.45%, 10/01/32 (a)	150,000	141,600
4.95%, 04/01/33 (a)	100,000	98,322
4.50%, 04/01/44 (a)	250,000	214,242
4.25%, 02/01/49 (a)	100,000	82,238
2.90%, 07/01/50 (a)	200,000	128,794
3.35%, 04/01/51 (a)	150,000	104,649
3.60%, 03/01/52 (a)	100,000	73,338

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	100,000	86,003
3.70%, 09/01/49 (a)	100,000	70,691
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	143,211
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	93,744
4.88%, 03/01/44 (a)	100,000	88,898
4.75%, 06/01/50 (a)(b)	100,000	86,888
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	100,000	94,329
2.95%, 08/15/27 (a)	150,000	139,097
2.20%, 03/01/30 (a)	100,000	83,878
5.90%, 03/15/36	150,000	155,536
3.80%, 10/01/42 (a)	100,000	78,576
4.60%, 08/15/43 (a)	100,000	87,119
4.70%, 01/15/44 (a)	100,000	87,569
3.70%, 03/01/45 (a)	100,000	75,779
4.35%, 11/15/45 (a)	100,000	82,724
3.65%, 06/15/46 (a)	100,000	73,943
3.75%, 08/15/47 (a)	150,000	113,300
4.00%, 03/01/48 (a)	150,000	118,286
4.00%, 03/01/49 (a)	150,000	117,408
3.20%, 11/15/49 (a)	100,000	66,871
3.00%, 03/01/50 (a)	150,000	96,833
3.13%, 03/15/51 (a)	200,000	131,756
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	100,000	91,763
2.05%, 07/01/31 (a)	100,000	80,213
4.00%, 04/01/48 (a)	150,000	118,848
5.25%, 01/15/53 (a)	150,000	142,554
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	47,728
3.35%, 04/01/30 (a)	200,000	180,594
2.40%, 06/15/31 (a)	200,000	165,782
5.20%, 03/01/33 (a)	100,000	99,370
5.50%, 03/15/34 (a)	100,000	100,910
5.30%, 03/01/35	80,000	78,230
5.85%, 03/15/36	150,000	152,328
6.75%, 04/01/38	100,000	109,418
5.50%, 12/01/39	100,000	95,862
4.20%, 03/15/42	50,000	40,722
4.45%, 03/15/44 (a)	230,000	195,058
4.50%, 12/01/45 (a)	150,000	125,013
3.85%, 06/15/46 (a)	100,000	75,396
3.88%, 06/15/47 (a)	150,000	113,648
4.65%, 12/01/48 (a)	100,000	84,643
4.13%, 05/15/49 (a)	100,000	77,843
3.95%, 04/01/50 (a)	150,000	116,354
6.15%, 11/15/52 (a)	150,000	157,882
5.90%, 11/15/53 (a)	150,000	152,769
4.63%, 12/01/54 (a)	100,000	83,772
4.30%, 12/01/56 (a)	150,000	116,204
4.00%, 11/15/57 (a)	100,000	75,291
4.50%, 05/15/58 (a)	100,000	80,050
3.70%, 11/15/59 (a)	100,000	68,391
3.00%, 12/01/60 (a)	100,000	58,970
3.60%, 06/15/61 (a)	200,000	137,492
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	241,312
5.60%, 03/01/28 (a)	150,000	151,324
5.80%, 03/01/33 (a)	150,000	150,903
6.25%, 10/01/39	262,000	263,949
5.75%, 10/01/41 (a)	100,000	94,027
6.50%, 10/01/53 (a)	100,000	104,760
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumers Energy Co.
4.65%, 03/01/28 (a)	200,000	197,178
4.90%, 02/15/29 (a)	100,000	99,559
4.63%, 05/15/33 (a)	125,000	119,711
3.95%, 05/15/43 (a)	230,000	184,379
4.05%, 05/15/48 (a)	100,000	80,086
4.35%, 04/15/49 (a)	100,000	83,691
3.10%, 08/15/50 (a)	100,000	67,697
3.50%, 08/01/51 (a)	200,000	144,850
2.50%, 05/01/60 (a)	200,000	110,598
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	100,000	73,110
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	150,000	148,893
6.05%, 01/15/38	100,000	104,003
5.45%, 02/01/41 (a)	100,000	95,652
5.10%, 06/01/65 (a)	100,000	89,373
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	150,000	145,785
1.45%, 04/15/26 (a)	200,000	183,064
2.85%, 08/15/26 (a)	150,000	139,865
4.25%, 06/01/28 (a)	150,000	143,452
3.38%, 04/01/30 (a)	350,000	311,668
5.38%, 11/15/32 (a)	150,000	148,263
5.25%, 08/01/33	180,000	175,640
5.95%, 06/15/35	100,000	100,946
7.00%, 06/15/38	100,000	106,949
4.90%, 08/01/41 (a)	100,000	86,944
4.05%, 09/15/42 (a)	100,000	76,474
4.70%, 12/01/44 (a)	50,000	41,443
4.60%, 03/15/49 (a)	100,000	81,924
4.85%, 08/15/52 (a)	100,000	84,303
DTE Electric Co.
2.25%, 03/01/30 (a)	150,000	127,064
2.63%, 03/01/31 (a)	200,000	169,270
5.20%, 04/01/33 (a)	150,000	149,349
3.70%, 03/15/45 (a)	250,000	190,472
3.75%, 08/15/47 (a)	150,000	113,055
4.05%, 05/15/48 (a)	100,000	79,291
3.95%, 03/01/49 (a)	150,000	117,018
2.95%, 03/01/50 (a)	100,000	64,612
5.40%, 04/01/53 (a)	150,000	146,229
DTE Energy Co.
1.05%, 06/01/25 (a)	200,000	186,722
2.85%, 10/01/26 (a)	200,000	186,818
3.40%, 06/15/29 (a)	100,000	90,012
2.95%, 03/01/30 (a)	100,000	85,529
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	141,987
3.95%, 11/15/28 (a)	150,000	143,313
2.45%, 08/15/29 (a)	150,000	130,224
2.45%, 02/01/30 (a)	100,000	85,635
6.45%, 10/15/32	230,000	243,786
4.95%, 01/15/33 (a)	200,000	196,220
6.05%, 04/15/38	150,000	155,256
5.30%, 02/15/40	150,000	143,116
4.25%, 12/15/41 (a)	155,000	129,272
3.75%, 06/01/45 (a)	150,000	112,212
3.88%, 03/15/46 (a)	100,000	76,034
3.70%, 12/01/47 (a)	150,000	110,780
3.95%, 03/15/48 (a)	100,000	76,552
3.20%, 08/15/49 (a)	150,000	101,052
3.45%, 04/15/51 (a)	150,000	104,982
3.55%, 03/15/52 (a)	100,000	71,162
5.35%, 01/15/53 (a)	150,000	142,533

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Corp.
0.90%, 09/15/25 (a)	200,000	184,602
2.65%, 09/01/26 (a)	300,000	279,513
3.15%, 08/15/27 (a)	200,000	186,034
4.30%, 03/15/28 (a)	175,000	168,752
3.40%, 06/15/29 (a)	50,000	45,617
2.45%, 06/01/30 (a)	250,000	210,535
2.55%, 06/15/31 (a)	200,000	163,472
4.50%, 08/15/32 (a)	200,000	186,762
5.75%, 09/15/33 (a)	100,000	101,538
4.80%, 12/15/45 (a)	200,000	171,454
3.75%, 09/01/46 (a)	250,000	181,447
3.95%, 08/15/47 (a)	100,000	74,288
4.20%, 06/15/49 (a)	100,000	76,643
3.50%, 06/15/51 (a)	200,000	136,550
5.00%, 08/15/52 (a)	200,000	174,634
3.25%, 01/15/82 (a)(b)	100,000	75,275
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	255,000	242,020
3.80%, 07/15/28 (a)	150,000	143,091
1.75%, 06/15/30 (a)	150,000	121,115
2.40%, 12/15/31 (a)	100,000	81,126
6.35%, 09/15/37	150,000	158,005
6.40%, 06/15/38	200,000	213,130
4.20%, 07/15/48 (a)	150,000	119,528
3.00%, 12/15/51 (a)	100,000	64,181
5.95%, 11/15/52 (a)	150,000	154,324
6.20%, 11/15/53 (a)	125,000	132,861
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	102,569
6.35%, 08/15/38	200,000	213,094
4.90%, 07/15/43 (a)	100,000	89,364
3.25%, 10/01/49 (a)	150,000	100,125
2.75%, 04/01/50 (a)	100,000	60,071
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	150,000	123,941
4.30%, 02/01/49 (a)	100,000	79,226
5.65%, 04/01/53 (a)	100,000	98,052
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	189,774
2.00%, 08/15/31 (a)	150,000	119,235
4.10%, 05/15/42 (a)	100,000	81,266
4.10%, 03/15/43 (a)	150,000	119,781
4.15%, 12/01/44 (a)	278,000	221,327
4.20%, 08/15/45 (a)	100,000	79,838
3.70%, 10/15/46 (a)	250,000	181,860
2.50%, 08/15/50 (a)	150,000	86,859
5.35%, 03/15/53 (a)	150,000	141,540
Edison International
4.95%, 04/15/25 (a)	100,000	98,721
4.70%, 08/15/25	100,000	97,865
5.75%, 06/15/27 (a)	100,000	100,779
4.13%, 03/15/28 (a)	100,000	94,135
6.95%, 11/15/29 (a)	100,000	106,012
El Paso Electric Co.
6.00%, 05/15/35	44,000	43,136
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	150,000	143,695
4.75%, 06/15/46 (a)	250,000	192,547
Enel Americas SA
4.00%, 10/25/26 (a)	100,000	95,696
Enel Chile SA
4.88%, 06/12/28 (a)	100,000	95,919
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	150,000	144,576
5.15%, 01/15/33 (a)	200,000	195,952
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 04/01/49 (a)	150,000	118,812
2.65%, 06/15/51 (a)	100,000	57,675
Entergy Corp.
0.90%, 09/15/25 (a)	150,000	138,024
2.95%, 09/01/26 (a)	300,000	280,755
1.90%, 06/15/28 (a)	150,000	129,474
2.80%, 06/15/30 (a)	100,000	85,173
2.40%, 06/15/31 (a)	150,000	120,419
3.75%, 06/15/50 (a)	150,000	104,909
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	100,000	92,451
3.25%, 04/01/28 (a)	100,000	92,193
2.35%, 06/15/32 (a)	100,000	79,303
4.00%, 03/15/33 (a)	100,000	89,498
3.10%, 06/15/41 (a)	100,000	70,706
4.20%, 09/01/48 (a)	100,000	78,264
4.20%, 04/01/50 (a)	150,000	117,741
2.90%, 03/15/51 (a)	150,000	92,478
4.75%, 09/15/52 (a)	100,000	85,261
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	150,000	145,068
3.85%, 06/01/49 (a)	100,000	74,407
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	117,041
4.50%, 03/30/39 (a)	100,000	86,033
3.55%, 09/30/49 (a)	100,000	70,224
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	187,926
4.13%, 03/01/42 (a)	100,000	80,320
4.25%, 12/01/45 (a)	100,000	78,930
3.25%, 09/01/49 (a)	100,000	65,695
3.45%, 04/15/50 (a)	50,000	34,185
5.70%, 03/15/53 (a)	100,000	97,226
Evergy Metro, Inc.
5.30%, 10/01/41 (a)	100,000	94,314
4.20%, 03/15/48 (a)	100,000	78,791
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	218,505
Eversource Energy
3.15%, 01/15/25 (a)	130,000	126,533
0.80%, 08/15/25 (a)	200,000	184,482
4.75%, 05/15/26	150,000	147,501
3.30%, 01/15/28 (a)	100,000	92,744
5.45%, 03/01/28 (a)	200,000	200,502
4.25%, 04/01/29 (a)	150,000	141,987
1.65%, 08/15/30 (a)	250,000	196,260
2.55%, 03/15/31 (a)	100,000	81,802
3.38%, 03/01/32 (a)	150,000	128,166
5.13%, 05/15/33 (a)	150,000	145,063
3.45%, 01/15/50 (a)	150,000	101,775
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	243,937
3.40%, 04/15/26 (a)	150,000	143,853
5.15%, 03/15/28 (a)	200,000	199,948
4.05%, 04/15/30 (a)	300,000	278,673
4.95%, 06/15/35 (a)(c)	80,000	73,925
5.63%, 06/15/35	100,000	99,356
5.10%, 06/15/45 (a)	200,000	179,726
4.45%, 04/15/46 (a)	200,000	163,048
4.70%, 04/15/50 (a)	100,000	84,536
4.10%, 03/15/52 (a)	150,000	114,789
5.60%, 03/15/53 (a)	100,000	95,941
Florida Power & Light Co.
2.85%, 04/01/25 (a)	150,000	145,435
3.13%, 12/01/25 (a)	150,000	144,466
4.45%, 05/15/26 (a)	100,000	99,017
5.05%, 04/01/28 (a)	175,000	175,616

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 05/15/28 (a)	100,000	97,721
2.45%, 02/03/32 (a)	300,000	247,305
5.10%, 04/01/33 (a)	150,000	149,205
4.80%, 05/15/33 (a)	250,000	243,067
5.63%, 04/01/34	150,000	154,855
5.65%, 02/01/37	100,000	101,434
5.96%, 04/01/39	100,000	104,951
5.69%, 03/01/40	150,000	152,865
5.25%, 02/01/41 (a)	150,000	145,195
4.05%, 06/01/42 (a)	100,000	82,720
4.05%, 10/01/44 (a)	150,000	122,606
3.70%, 12/01/47 (a)	100,000	75,677
3.95%, 03/01/48 (a)	100,000	79,516
4.13%, 06/01/48 (a)	150,000	122,181
3.99%, 03/01/49 (a)	100,000	79,348
3.15%, 10/01/49 (a)	100,000	67,736
2.88%, 12/04/51 (a)	200,000	127,770
5.30%, 04/01/53 (a)	100,000	97,496
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	285,303
Georgia Power Co.
4.65%, 05/16/28 (a)	200,000	196,594
2.65%, 09/15/29 (a)	150,000	131,535
4.95%, 05/17/33 (a)	200,000	193,822
4.75%, 09/01/40	150,000	132,297
4.30%, 03/15/42	150,000	125,385
4.30%, 03/15/43	100,000	82,366
3.70%, 01/30/50 (a)	100,000	73,088
3.25%, 03/15/51 (a)	100,000	66,669
5.13%, 05/15/52 (a)	150,000	138,135
Iberdrola International BV
6.75%, 07/15/36	100,000	109,312
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	119,438
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	83,558
3.75%, 07/01/47 (a)	100,000	72,045
4.25%, 08/15/48 (a)	100,000	78,649
3.25%, 05/01/51 (a)	150,000	99,303
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	97,572
2.30%, 06/01/30 (a)	200,000	164,524
6.25%, 07/15/39	150,000	152,665
3.50%, 09/30/49 (a)	100,000	69,211
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	95,195
5.30%, 07/01/43 (a)	100,000	92,535
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	91,294
4.38%, 10/01/45 (a)	100,000	81,172
3.30%, 06/01/50 (a)	100,000	67,405
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	100,000	79,040
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	186,462
6.75%, 12/30/31	100,000	110,244
4.80%, 09/15/43 (a)	100,000	89,255
4.40%, 10/15/44 (a)	100,000	84,132
4.25%, 05/01/46 (a)	100,000	82,078
3.95%, 08/01/47 (a)	50,000	38,963
3.65%, 08/01/48 (a)	150,000	111,794
4.25%, 07/15/49 (a)	150,000	121,985
3.15%, 04/15/50 (a)	100,000	66,521
2.70%, 08/01/52 (a)	200,000	120,446
5.85%, 09/15/54 (a)	175,000	180,280
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mississippi Power Co.
4.25%, 03/15/42	100,000	80,635
3.10%, 07/30/51 (a)	100,000	62,348
National Grid PLC
5.60%, 06/12/28 (a)	150,000	151,429
5.81%, 06/12/33 (a)	150,000	150,948
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25 (a)	250,000	240,995
4.45%, 03/13/26 (a)	100,000	98,513
3.40%, 02/07/28 (a)	200,000	187,504
4.80%, 03/15/28 (a)	200,000	198,172
3.70%, 03/15/29 (a)	100,000	92,808
2.40%, 03/15/30 (a)	150,000	126,606
1.35%, 03/15/31 (a)	100,000	75,808
1.65%, 06/15/31 (a)	100,000	76,662
2.75%, 04/15/32 (a)	100,000	82,066
4.02%, 11/01/32 (a)	150,000	134,835
4.15%, 12/15/32 (a)	100,000	91,287
5.80%, 01/15/33 (a)	150,000	153,196
4.40%, 11/01/48 (a)	100,000	81,491
4.30%, 03/15/49 (a)	100,000	81,207
7.13%, 09/15/53 (a)(b)	75,000	76,184
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	139,448
6.65%, 04/01/36	100,000	106,152
6.75%, 07/01/37	100,000	108,626
3.13%, 08/01/50 (a)	100,000	64,069
6.00%, 03/15/54 (a)	100,000	101,656
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25	450,000	451,800
4.45%, 06/20/25	250,000	246,057
5.75%, 09/01/25	350,000	350,416
1.88%, 01/15/27 (a)	150,000	135,278
3.55%, 05/01/27 (a)	250,000	237,062
4.63%, 07/15/27 (a)	200,000	196,306
4.90%, 02/28/28 (a)	200,000	197,556
1.90%, 06/15/28 (a)	300,000	259,581
3.50%, 04/01/29 (a)	150,000	137,658
2.75%, 11/01/29 (a)	150,000	130,826
2.25%, 06/01/30 (a)	300,000	247,818
2.44%, 01/15/32 (a)	200,000	160,690
5.00%, 07/15/32 (a)	200,000	193,442
5.05%, 02/28/33 (a)	175,000	169,347
3.00%, 01/15/52 (a)	100,000	61,970
5.25%, 02/28/53 (a)	200,000	182,294
4.80%, 12/01/77 (a)(b)	150,000	128,198
3.80%, 03/15/82 (a)(b)	100,000	83,401
Northern States Power Co.
5.35%, 11/01/39	100,000	97,115
3.40%, 08/15/42 (a)	250,000	185,302
4.00%, 08/15/45 (a)	150,000	116,228
3.60%, 09/15/47 (a)	150,000	110,603
2.90%, 03/01/50 (a)	150,000	95,964
3.20%, 04/01/52 (a)	100,000	67,172
4.50%, 06/01/52 (a)	100,000	84,793
5.10%, 05/15/53 (a)	150,000	140,625
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	141,523
3.25%, 05/15/29 (a)	150,000	136,952
5.50%, 03/15/40	250,000	238,577
4.55%, 06/01/52 (a)	150,000	126,896
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	97,715
5.38%, 11/01/40	200,000	181,388
4.50%, 04/01/47 (a)	100,000	79,727
3.75%, 08/01/50 (a)	100,000	69,941

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ohio Edison Co.
6.88%, 07/15/36	100,000	108,682
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	84,836
1.63%, 01/15/31 (a)	150,000	117,713
5.00%, 06/01/33 (a)	100,000	97,087
4.00%, 06/01/49 (a)	50,000	38,008
2.90%, 10/01/51 (a)	150,000	93,188
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	94,476
3.30%, 03/15/30 (a)	100,000	88,384
3.25%, 04/01/30 (a)	150,000	132,380
5.60%, 04/01/53 (a)	100,000	97,109
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (a)	100,000	96,937
0.55%, 10/01/25 (a)	250,000	229,710
3.70%, 11/15/28 (a)	100,000	94,016
2.75%, 05/15/30 (a)	150,000	130,215
4.15%, 06/01/32 (a)	100,000	92,812
4.55%, 09/15/32 (a)	100,000	94,688
5.25%, 09/30/40	150,000	144,391
4.55%, 12/01/41 (a)	380,000	332,454
5.30%, 06/01/42 (a)	37,000	37,034
3.80%, 09/30/47 (a)	100,000	75,427
3.80%, 06/01/49 (a)	100,000	75,273
3.10%, 09/15/49 (a)	150,000	100,076
3.70%, 05/15/50 (a)	100,000	74,672
2.70%, 11/15/51 (a)	100,000	60,063
4.60%, 06/01/52 (a)	100,000	85,922
5.35%, 10/01/52 (a)	78,000	75,319
Pacific Gas & Electric Co.
3.45%, 07/01/25	200,000	192,000
3.15%, 01/01/26	325,000	306,517
2.95%, 03/01/26 (a)	200,000	186,920
5.45%, 06/15/27 (a)	100,000	98,812
2.10%, 08/01/27 (a)	200,000	176,482
3.30%, 12/01/27 (a)	250,000	227,360
3.00%, 06/15/28 (a)	150,000	132,773
3.75%, 07/01/28	200,000	182,106
6.10%, 01/15/29 (a)	200,000	201,386
4.55%, 07/01/30 (a)	550,000	505,824
2.50%, 02/01/31 (a)	450,000	358,758
3.25%, 06/01/31 (a)	150,000	124,662
4.40%, 03/01/32 (a)	100,000	88,201
5.90%, 06/15/32 (a)	100,000	97,801
6.15%, 01/15/33 (a)	150,000	149,338
6.40%, 06/15/33 (a)	200,000	202,584
4.50%, 07/01/40 (a)	350,000	277,763
3.30%, 08/01/40 (a)	250,000	171,110
4.20%, 06/01/41 (a)	100,000	74,150
4.60%, 06/15/43 (a)	150,000	113,240
4.75%, 02/15/44 (a)	100,000	78,480
4.30%, 03/15/45 (a)	100,000	72,336
4.00%, 12/01/46 (a)	100,000	68,450
3.95%, 12/01/47 (a)	200,000	136,190
4.95%, 07/01/50 (a)	550,000	438,641
3.50%, 08/01/50 (a)	350,000	220,727
5.25%, 03/01/52 (a)	100,000	82,906
6.75%, 01/15/53 (a)	150,000	151,899
6.70%, 04/01/53 (a)	150,000	151,624
PacifiCorp
3.50%, 06/15/29 (a)	100,000	90,510
7.70%, 11/15/31	100,000	113,143
5.75%, 04/01/37	100,000	95,810
6.25%, 10/15/37	100,000	99,884
6.35%, 07/15/38	100,000	103,507
6.00%, 01/15/39	130,000	126,981
4.13%, 01/15/49 (a)	150,000	107,493
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 02/15/50 (a)	150,000	107,163
3.30%, 03/15/51 (a)	100,000	61,621
5.35%, 12/01/53 (a)	200,000	169,910
5.50%, 05/15/54 (a)	250,000	217,752
PECO Energy Co.
4.90%, 06/15/33 (a)	150,000	147,292
4.15%, 10/01/44 (a)	100,000	81,552
3.90%, 03/01/48 (a)	150,000	118,161
3.00%, 09/15/49 (a)	100,000	65,419
2.80%, 06/15/50 (a)	100,000	62,105
3.05%, 03/15/51 (a)	150,000	97,929
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	175,000	163,131
Potomac Electric Power Co.
6.50%, 11/15/37	150,000	163,138
4.15%, 03/15/43 (a)	100,000	82,944
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	150,000	142,399
4.13%, 04/15/30 (a)	200,000	184,772
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	150,000	147,222
4.75%, 07/15/43 (a)	50,000	44,474
4.13%, 06/15/44 (a)	100,000	80,998
3.95%, 06/01/47 (a)	150,000	118,688
4.15%, 06/15/48 (a)	100,000	81,538
5.25%, 05/15/53 (a)	150,000	143,287
Progress Energy, Inc.
7.75%, 03/01/31	150,000	167,986
7.00%, 10/30/31	100,000	109,239
6.00%, 12/01/39	100,000	99,495
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	94,382
1.90%, 01/15/31 (a)	150,000	119,594
1.88%, 06/15/31 (a)	150,000	118,688
6.25%, 09/01/37	100,000	103,732
3.60%, 09/15/42 (a)	100,000	74,736
4.30%, 03/15/44 (a)	40,000	32,564
3.80%, 06/15/47 (a)	200,000	146,620
4.05%, 09/15/49 (a)	100,000	75,786
3.20%, 03/01/50 (a)	100,000	65,895
5.25%, 04/01/53 (a)	150,000	138,747
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	100,000	81,556
3.60%, 07/01/49 (a)	50,000	36,818
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	79,301
5.25%, 01/15/33 (a)	100,000	97,194
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	250,000	228,895
2.25%, 09/15/26 (a)	150,000	139,415
3.20%, 05/15/29 (a)	100,000	91,273
1.90%, 08/15/31 (a)	250,000	198,212
4.90%, 12/15/32 (a)	150,000	147,165
5.20%, 08/01/33 (a)	100,000	100,469
3.95%, 05/01/42 (a)	150,000	121,983
3.80%, 03/01/46 (a)	150,000	116,319
3.60%, 12/01/47 (a)	100,000	75,051
3.85%, 05/01/49 (a)	150,000	116,354
3.15%, 01/01/50 (a)	100,000	68,474
2.70%, 05/01/50 (a)	150,000	93,542
2.05%, 08/01/50 (a)	200,000	108,538
5.13%, 03/15/53 (a)	50,000	47,826
5.45%, 08/01/53 (a)	100,000	99,575

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	250,000	231,455
5.88%, 10/15/28 (a)	150,000	153,142
1.60%, 08/15/30 (a)	200,000	157,870
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	223,515
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	372,969
4.22%, 06/15/48 (a)	100,000	79,169
3.25%, 09/15/49 (a)	100,000	65,447
2.89%, 09/15/51 (a)	100,000	61,415
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	141,268
1.70%, 10/01/30 (a)	200,000	160,316
6.00%, 06/01/39	150,000	153,651
4.50%, 08/15/40	100,000	86,590
4.15%, 05/15/48 (a)	100,000	79,539
4.10%, 06/15/49 (a)	100,000	77,042
3.32%, 04/15/50 (a)	100,000	66,784
2.95%, 08/15/51 (a)	150,000	95,621
5.35%, 04/01/53 (a)	150,000	142,081
Southern California Edison Co.
4.20%, 06/01/25	100,000	98,076
3.70%, 08/01/25 (a)	200,000	193,952
1.20%, 02/01/26 (a)	250,000	229,390
5.85%, 11/01/27 (a)	150,000	154,060
3.65%, 03/01/28 (a)	100,000	93,861
5.30%, 03/01/28 (a)	150,000	151,423
4.20%, 03/01/29 (a)	100,000	94,887
2.85%, 08/01/29 (a)	100,000	88,364
2.25%, 06/01/30 (a)	150,000	124,355
2.75%, 02/01/32 (a)	100,000	82,851
5.95%, 11/01/32 (a)	125,000	128,926
6.00%, 01/15/34	150,000	155,982
5.55%, 01/15/37	75,000	71,723
5.95%, 02/01/38	100,000	99,668
5.50%, 03/15/40	100,000	94,937
4.50%, 09/01/40 (a)	150,000	125,864
4.05%, 03/15/42 (a)	100,000	78,475
3.90%, 03/15/43 (a)	50,000	38,161
4.65%, 10/01/43 (a)	150,000	127,886
3.60%, 02/01/45 (a)	100,000	71,091
4.00%, 04/01/47 (a)	300,000	229,248
4.13%, 03/01/48 (a)	250,000	195,522
4.88%, 03/01/49 (a)	100,000	85,633
3.65%, 02/01/50 (a)	200,000	142,214
2.95%, 02/01/51 (a)	200,000	124,670
3.65%, 06/01/51 (a)	100,000	69,658
3.45%, 02/01/52 (a)	100,000	67,644
5.45%, 06/01/52 (a)	100,000	93,519
5.70%, 03/01/53 (a)	100,000	97,197
5.88%, 12/01/53 (a)	150,000	149,302
Southern Co.
3.25%, 07/01/26 (a)	400,000	380,552
5.11%, 08/01/27 (g)	150,000	148,921
4.85%, 06/15/28 (a)	200,000	197,318
5.50%, 03/15/29 (a)	100,000	101,698
3.70%, 04/30/30 (a)	250,000	228,717
5.20%, 06/15/33 (a)	150,000	147,369
5.70%, 03/15/34 (a)	150,000	152,892
4.25%, 07/01/36 (a)	50,000	44,007
4.40%, 07/01/46 (a)	400,000	329,056
4.00%, 01/15/51 (a)(b)	250,000	235,002
3.75%, 09/15/51 (a)(b)	200,000	175,284
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	97,801
0.90%, 01/15/26 (a)	150,000	136,614
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 07/15/43	50,000	44,263
4.95%, 12/15/46 (a)	100,000	84,423
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	138,104
2.75%, 10/01/26 (a)	150,000	139,689
4.10%, 09/15/28 (a)	150,000	141,393
5.30%, 04/01/33 (a)	100,000	96,227
6.20%, 03/15/40	100,000	100,906
3.90%, 04/01/45 (a)	150,000	109,056
3.85%, 02/01/48 (a)	50,000	35,183
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	126,098
3.40%, 08/15/46 (a)	75,000	50,348
3.70%, 08/15/47 (a)	100,000	71,132
3.15%, 05/01/50 (a)	150,000	96,219
Tampa Electric Co.
2.40%, 03/15/31 (a)	100,000	81,140
4.10%, 06/15/42 (a)	200,000	160,334
4.30%, 06/15/48 (a)	250,000	194,435
Toledo Edison Co.
6.15%, 05/15/37	100,000	102,470
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	156,996
4.85%, 12/01/48 (a)	50,000	42,378
4.00%, 06/15/50 (a)	100,000	73,968
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	138,548
2.95%, 03/15/30 (a)	200,000	175,714
2.15%, 03/15/32 (a)	100,000	79,484
3.90%, 09/15/42 (a)	40,000	31,004
4.00%, 04/01/48 (a)	250,000	189,522
2.63%, 03/15/51 (a)	100,000	59,483
3.90%, 04/01/52 (a)	150,000	114,267
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	250,000	237,777
3.75%, 05/15/27 (a)	150,000	143,902
3.80%, 04/01/28 (a)	150,000	142,419
2.88%, 07/15/29 (a)	250,000	222,800
2.40%, 03/30/32 (a)	150,000	120,546
6.00%, 01/15/36	150,000	154,045
6.00%, 05/15/37	150,000	153,663
8.88%, 11/15/38	150,000	195,261
4.00%, 01/15/43 (a)	100,000	79,128
4.65%, 08/15/43 (a)	200,000	171,022
4.45%, 02/15/44 (a)	100,000	82,872
4.20%, 05/15/45 (a)	100,000	78,649
3.80%, 09/15/47 (a)	150,000	110,313
4.60%, 12/01/48 (a)	150,000	125,423
3.30%, 12/01/49 (a)	250,000	169,480
2.45%, 12/15/50 (a)	200,000	112,766
4.63%, 05/15/52 (a)	100,000	83,997
5.70%, 08/15/53 (a)	100,000	98,636
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	250,000	246,600
5.15%, 10/01/27 (a)	100,000	100,204
1.38%, 10/15/27 (a)	200,000	173,212
4.75%, 01/15/28 (a)	150,000	147,324
1.80%, 10/15/30 (a)	100,000	78,814
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	87,207
4.75%, 09/30/32 (a)	100,000	96,964
4.30%, 10/15/48 (a)	100,000	81,620
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	90,111
3.95%, 09/01/32 (a)	100,000	90,728
4.95%, 04/01/33 (a)	100,000	96,658
3.65%, 04/01/50 (a)	100,000	70,922

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Public Service Corp.
3.67%, 12/01/42	150,000	112,649
3.30%, 09/01/49 (a)	100,000	67,743
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	142,167
4.00%, 06/15/28 (a)	250,000	238,690
2.60%, 12/01/29 (a)	100,000	86,126
3.40%, 06/01/30 (a)	100,000	88,823
4.60%, 06/01/32 (a)	200,000	187,228
3.50%, 12/01/49 (a)	100,000	69,109
		84,558,486
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	110,548
1.50%, 01/15/31 (a)	150,000	117,170
4.13%, 10/15/44 (a)	300,000	252,216
4.30%, 10/01/48 (a)	100,000	82,443
4.13%, 03/15/49 (a)	100,000	79,871
3.38%, 09/15/49 (a)	100,000	69,749
2.85%, 02/15/52 (a)	150,000	94,130
5.75%, 10/15/52 (a)	100,000	102,203
6.20%, 11/15/53 (a)	100,000	108,203
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	201,168
4.00%, 04/01/28 (a)	100,000	95,882
1.75%, 10/01/30 (a)	100,000	80,223
5.40%, 03/01/33 (a)	100,000	99,298
5.85%, 01/15/41 (a)	100,000	100,012
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	323,876
3.49%, 05/15/27 (a)	250,000	236,402
5.25%, 03/30/28 (a)	200,000	200,014
2.95%, 09/01/29 (a)	100,000	88,670
1.70%, 02/15/31 (a)	250,000	194,580
5.25%, 02/15/43 (a)	45,000	41,014
4.80%, 02/15/44 (a)	209,000	179,794
5.65%, 02/01/45 (a)	100,000	95,257
4.38%, 05/15/47 (a)	200,000	160,650
3.95%, 03/30/48 (a)	100,000	75,405
5.00%, 06/15/52 (a)	75,000	65,429
ONE Gas, Inc.
2.00%, 05/15/30 (a)	100,000	82,111
4.66%, 02/01/44 (a)	100,000	85,281
4.50%, 11/01/48 (a)	100,000	81,837
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	136,006
2.50%, 03/15/31 (a)	100,000	81,764
5.40%, 06/15/33 (a)	100,000	99,025
3.64%, 11/01/46 (a)	100,000	69,448
3.35%, 06/01/50 (a)	100,000	64,802
Sempra
3.30%, 04/01/25 (a)	150,000	145,251
5.40%, 08/01/26 (a)	200,000	200,366
3.25%, 06/15/27 (a)	200,000	186,420
3.40%, 02/01/28 (a)	200,000	185,812
3.70%, 04/01/29 (a)	150,000	138,420
3.80%, 02/01/38 (a)	150,000	121,891
6.00%, 10/15/39	150,000	149,371
4.00%, 02/01/48 (a)	150,000	114,644
4.13%, 04/01/52 (a)(b)	150,000	122,667
Southern California Gas Co.
2.95%, 04/15/27 (a)	150,000	139,630
2.55%, 02/01/30 (a)	100,000	85,403
5.20%, 06/01/33 (a)	100,000	98,560
3.75%, 09/15/42 (a)	150,000	113,205
4.30%, 01/15/49 (a)	150,000	120,020
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 02/15/50 (a)	100,000	74,523
6.35%, 11/15/52 (a)	100,000	107,108
5.75%, 06/01/53 (a)	100,000	98,537
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	100,000	78,196
5.15%, 09/15/32 (a)	100,000	97,658
5.88%, 03/15/41 (a)	150,000	144,472
4.40%, 06/01/43 (a)	75,000	59,827
3.95%, 10/01/46 (a)	150,000	108,404
4.40%, 05/30/47 (a)	100,000	78,956
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	203,812
4.05%, 03/15/32 (a)	150,000	134,247
4.15%, 06/01/49 (a)	100,000	73,708
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	100,000	66,032
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	70,923
		7,272,544
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	146,179
3.75%, 09/01/28 (a)	240,000	226,471
3.45%, 06/01/29 (a)	300,000	276,135
2.30%, 06/01/31 (a)	200,000	164,534
3.75%, 09/01/47 (a)	400,000	304,040
4.15%, 06/01/49 (a)	150,000	120,365
3.45%, 05/01/50 (a)	100,000	71,239
3.25%, 06/01/51 (a)	200,000	136,666
Essential Utilities, Inc.
2.70%, 04/15/30 (a)	100,000	84,590
2.40%, 05/01/31 (a)	50,000	40,276
4.28%, 05/01/49 (a)	100,000	77,493
3.35%, 04/15/50 (a)	100,000	65,822
5.30%, 05/01/52 (a)	100,000	88,905
United Utilities PLC
6.88%, 08/15/28	100,000	106,560
		1,909,275
		93,740,305
Total Corporates (Cost $1,242,350,843)		1,087,587,919

TREASURIES 41.1% OF NET ASSETS
U.S. Treasury Bonds
7.63%, 02/15/25	550,000	568,251
6.88%, 08/15/25	500,000	516,553
6.00%, 02/15/26	1,310,800	1,347,257
6.75%, 08/15/26	750,000	791,953
6.50%, 11/15/26	955,300	1,007,991
6.63%, 02/15/27	496,400	528,414
6.38%, 08/15/27	743,300	792,573
6.13%, 11/15/27	1,509,500	1,605,554
5.50%, 08/15/28	280,000	293,770
5.25%, 11/15/28	1,588,100	1,652,058
5.25%, 02/15/29	795,300	827,361
6.13%, 08/15/29	900,000	978,609
6.25%, 05/15/30	950,000	1,050,010
5.38%, 02/15/31	1,460,000	1,555,242
4.50%, 02/15/36	1,458,700	1,483,885
4.75%, 02/15/37	1,285,000	1,335,798
5.00%, 05/15/37	1,120,000	1,188,863
4.38%, 02/15/38	1,227,600	1,217,530
4.50%, 05/15/38	1,410,000	1,411,873
3.50%, 02/15/39	1,255,300	1,112,215

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 05/15/39	1,029,500	993,709
4.50%, 08/15/39	923,300	915,438
4.38%, 11/15/39	2,475,900	2,414,970
4.63%, 02/15/40	2,048,600	2,055,002
1.13%, 05/15/40	7,650,000	4,540,395
4.38%, 05/15/40	1,977,000	1,921,551
1.13%, 08/15/40	8,700,000	5,117,367
3.88%, 08/15/40	2,609,100	2,376,319
1.38%, 11/15/40	10,000,000	6,129,687
4.25%, 11/15/40	2,073,600	1,976,400
1.88%, 02/15/41	12,000,000	7,995,938
4.75%, 02/15/41	2,200,000	2,227,328
2.25%, 05/15/41	10,000,000	7,076,562
4.38%, 05/15/41	2,313,700	2,235,793
1.75%, 08/15/41	12,100,000	7,790,320
3.75%, 08/15/41	2,103,600	1,871,547
2.00%, 11/15/41	11,000,000	7,376,016
3.13%, 11/15/41	2,381,600	1,930,957
2.38%, 02/15/42	8,800,000	6,271,375
3.13%, 02/15/42	2,430,900	1,963,901
3.00%, 05/15/42	2,505,300	1,977,621
3.25%, 05/15/42	7,800,000	6,390,516
2.75%, 08/15/42	2,668,100	2,017,959
3.38%, 08/15/42	6,800,000	5,661,000
2.75%, 11/15/42	4,010,800	3,021,887
4.00%, 11/15/42	6,900,000	6,276,844
3.13%, 02/15/43	3,282,900	2,619,652
3.88%, 02/15/43	7,500,000	6,694,336
2.88%, 05/15/43	5,072,800	3,879,899
3.88%, 05/15/43	7,300,000	6,509,547
3.63%, 08/15/43	3,942,900	3,388,122
4.38%, 08/15/43	7,700,000	7,367,336
3.75%, 11/15/43	3,602,900	3,147,752
4.75%, 11/15/43	3,000,000	3,024,141
3.63%, 02/15/44	3,362,900	2,880,534
3.38%, 05/15/44	3,593,600	2,955,736
3.13%, 08/15/44	4,938,200	3,891,533
3.00%, 11/15/44	4,153,600	3,198,921
2.50%, 02/15/45	5,307,000	3,725,680
3.00%, 05/15/45	2,568,600	1,969,996
2.88%, 08/15/45	3,388,200	2,535,856
3.00%, 11/15/45	2,118,600	1,618,081
2.50%, 02/15/46	3,850,000	2,671,840
2.50%, 05/15/46	3,817,800	2,642,932
2.25%, 08/15/46	5,695,800	3,739,649
2.88%, 11/15/46	2,248,900	1,668,930
3.00%, 02/15/47	4,500,000	3,410,508
3.00%, 05/15/47	3,100,000	2,347,039
2.75%, 08/15/47	5,775,000	4,163,865
2.75%, 11/15/47	5,150,000	3,710,816
3.00%, 02/15/48	6,600,000	4,981,969
3.13%, 05/15/48	6,400,000	4,944,000
3.00%, 08/15/48	6,150,000	4,638,926
3.38%, 11/15/48	6,900,000	5,578,219
3.00%, 02/15/49	8,000,000	6,033,125
2.88%, 05/15/49	8,200,000	6,035,328
2.25%, 08/15/49	7,400,000	4,761,438
2.38%, 11/15/49	7,700,000	5,095,234
2.00%, 02/15/50	9,020,000	5,457,100
1.25%, 05/15/50	10,050,000	4,939,418
1.38%, 08/15/50	11,400,000	5,797,969
1.63%, 11/15/50	11,650,000	6,351,070
1.88%, 02/15/51	12,600,000	7,333,594
2.38%, 05/15/51	13,000,000	8,545,469
2.00%, 08/15/51	12,800,000	7,674,000
1.88%, 11/15/51	12,000,000	6,955,313
2.25%, 02/15/52	10,700,000	6,821,250
2.88%, 05/15/52	12,000,000	8,821,875
3.00%, 08/15/52	9,200,000	6,946,719
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/15/52	10,000,000	9,150,000
3.63%, 02/15/53	9,500,000	8,112,852
3.63%, 05/15/53	11,550,000	9,868,934
4.13%, 08/15/53	10,170,000	9,522,457
4.75%, 11/15/53	4,000,000	4,160,625
U.S. Treasury Notes
1.75%, 12/31/24	5,500,000	5,304,277
2.25%, 12/31/24	5,100,000	4,945,605
4.25%, 12/31/24	4,500,000	4,456,670
1.13%, 01/15/25	9,700,000	9,280,740
1.38%, 01/31/25	5,100,000	4,886,537
2.50%, 01/31/25	4,500,000	4,369,219
4.13%, 01/31/25	10,000,000	9,890,234
1.50%, 02/15/25	11,000,000	10,543,027
2.00%, 02/15/25	8,848,900	8,533,312
1.13%, 02/28/25	5,450,000	5,193,573
2.75%, 02/28/25	4,500,000	4,376,162
4.63%, 02/28/25	7,500,000	7,461,035
1.75%, 03/15/25	8,500,000	8,155,518
0.50%, 03/31/25	7,100,000	6,690,363
2.63%, 03/31/25	3,200,000	3,102,813
3.88%, 03/31/25	7,000,000	6,898,008
2.63%, 04/15/25	8,000,000	7,752,500
0.38%, 04/30/25	7,000,000	6,564,414
2.88%, 04/30/25	3,500,000	3,400,537
3.88%, 04/30/25	9,500,000	9,358,984
2.13%, 05/15/25	7,721,600	7,418,165
2.75%, 05/15/25	7,000,000	6,785,625
0.25%, 05/31/25	7,900,000	7,372,305
2.88%, 05/31/25	3,600,000	3,496,359
4.25%, 05/31/25	8,000,000	7,922,812
2.88%, 06/15/25	8,200,000	7,956,562
0.25%, 06/30/25	7,500,000	6,976,611
2.75%, 06/30/25	2,350,000	2,275,553
4.63%, 06/30/25	8,000,000	7,970,312
3.00%, 07/15/25	7,000,000	6,798,887
0.25%, 07/31/25	8,100,000	7,511,010
2.88%, 07/31/25	3,500,000	3,390,762
4.75%, 07/31/25	7,000,000	6,988,926
2.00%, 08/15/25	9,107,400	8,690,630
3.13%, 08/15/25	8,300,000	8,071,264
0.25%, 08/31/25	7,900,000	7,302,408
2.75%, 08/31/25	4,400,000	4,250,211
5.00%, 08/31/25	7,000,000	7,022,148
3.50%, 09/15/25	6,500,000	6,356,924
0.25%, 09/30/25	8,900,000	8,203,992
3.00%, 09/30/25	3,400,000	3,296,207
5.00%, 09/30/25	8,000,000	8,030,625
4.25%, 10/15/25	5,000,000	4,954,688
0.25%, 10/31/25	9,400,000	8,636,066
3.00%, 10/31/25	3,100,000	3,003,246
5.00%, 10/31/25	9,000,000	9,042,715
2.25%, 11/15/25	10,580,200	10,096,238
4.50%, 11/15/25	4,000,000	3,984,141
0.38%, 11/30/25	7,500,000	6,888,135
2.88%, 11/30/25	4,000,000	3,862,422
4.88%, 11/30/25	11,000,000	11,036,738
4.00%, 12/15/25	6,500,000	6,413,926
0.38%, 12/31/25	9,300,000	8,524,031
2.63%, 12/31/25	3,100,000	2,975,758
3.88%, 01/15/26	5,000,000	4,922,852
0.38%, 01/31/26	10,900,000	9,953,062
2.63%, 01/31/26	6,400,000	6,137,000
1.63%, 02/15/26	8,545,800	8,015,026
4.00%, 02/15/26	6,300,000	6,217,066
0.50%, 02/28/26	10,100,000	9,224,930
2.50%, 02/28/26	4,000,000	3,821,406
4.63%, 03/15/26	6,700,000	6,703,402
0.75%, 03/31/26	9,200,000	8,436,687

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 03/31/26	4,400,000	4,175,359
3.75%, 04/15/26	7,000,000	6,871,758
0.75%, 04/30/26	10,000,000	9,140,234
2.38%, 04/30/26	2,500,000	2,376,270
1.63%, 05/15/26	7,924,500	7,390,834
3.63%, 05/15/26	7,000,000	6,851,523
0.75%, 05/31/26	10,000,000	9,114,453
2.13%, 05/31/26	4,700,000	4,434,707
4.13%, 06/15/26	7,000,000	6,932,461
0.88%, 06/30/26	7,900,000	7,213,379
1.88%, 06/30/26	4,450,000	4,168,051
4.50%, 07/15/26	7,000,000	6,996,992
0.63%, 07/31/26	8,000,000	7,228,750
1.88%, 07/31/26	3,700,000	3,456,754
1.50%, 08/15/26	9,471,600	8,754,200
4.38%, 08/15/26	7,000,000	6,976,211
0.75%, 08/31/26	10,000,000	9,043,359
1.38%, 08/31/26	4,600,000	4,233,438
4.63%, 09/15/26	8,000,000	8,029,062
0.88%, 09/30/26	9,500,000	8,610,117
1.63%, 09/30/26	3,000,000	2,776,992
4.63%, 10/15/26	8,000,000	8,030,938
1.13%, 10/31/26	9,700,000	8,825,863
1.63%, 10/31/26	3,800,000	3,507,430
2.00%, 11/15/26	8,773,900	8,183,375
4.63%, 11/15/26	8,000,000	8,035,938
1.25%, 11/30/26	10,100,000	9,201,258
1.63%, 11/30/26	3,700,000	3,409,059
1.25%, 12/31/26	9,900,000	9,010,547
1.75%, 12/31/26	3,800,000	3,512,031
1.50%, 01/31/27	12,700,000	11,615,539
2.25%, 02/15/27	6,942,600	6,494,314
1.13%, 02/28/27	2,300,000	2,074,492
1.88%, 02/28/27	9,000,000	8,311,641
0.63%, 03/31/27	4,150,000	3,666,752
2.50%, 03/31/27	8,800,000	8,285,063
0.50%, 04/30/27	6,000,000	5,262,891
2.75%, 04/30/27	7,500,000	7,107,422
2.38%, 05/15/27	9,500,000	8,886,211
0.50%, 05/31/27	5,600,000	4,897,813
2.63%, 05/31/27	8,200,000	7,728,820
0.50%, 06/30/27	6,100,000	5,319,391
3.25%, 06/30/27	8,200,000	7,891,859
0.38%, 07/31/27	8,000,000	6,921,562
2.75%, 07/31/27	8,000,000	7,556,875
2.25%, 08/15/27	7,842,000	7,271,617
0.50%, 08/31/27	7,100,000	6,155,922
3.13%, 08/31/27	8,000,000	7,652,500
0.38%, 09/30/27	8,200,000	7,052,320
4.13%, 09/30/27	8,100,000	8,027,543
0.50%, 10/31/27	8,450,000	7,281,523
4.13%, 10/31/27	7,000,000	6,937,383
2.25%, 11/15/27	8,500,000	7,854,199
0.63%, 11/30/27	8,600,000	7,427,578
3.88%, 11/30/27	7,000,000	6,874,492
0.63%, 12/31/27	10,000,000	8,615,625
3.88%, 12/31/27	7,000,000	6,874,219
0.75%, 01/31/28	11,000,000	9,499,961
3.50%, 01/31/28	7,500,000	7,257,715
2.75%, 02/15/28	10,850,000	10,180,352
1.13%, 02/29/28	10,500,000	9,193,652
4.00%, 02/29/28	7,500,000	7,400,098
1.25%, 03/31/28	11,500,000	10,099,785
3.63%, 03/31/28	8,000,000	7,776,250
1.25%, 04/30/28	11,000,000	9,640,898
3.50%, 04/30/28	7,500,000	7,250,391
2.88%, 05/15/28	11,850,000	11,148,258
1.25%, 05/31/28	11,300,000	9,880,879
3.63%, 05/31/28	8,000,000	7,775,312
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 06/30/28	10,400,000	9,074,000
4.00%, 06/30/28	8,000,000	7,894,062
1.00%, 07/31/28	11,200,000	9,633,750
4.13%, 07/31/28	9,000,000	8,928,281
2.88%, 08/15/28	11,050,000	10,363,691
1.13%, 08/31/28	11,900,000	10,273,512
4.38%, 08/31/28	7,000,000	7,021,055
1.25%, 09/30/28	11,300,000	9,791,715
4.63%, 09/30/28	9,000,000	9,122,695
1.38%, 10/31/28	10,100,000	8,785,422
4.88%, 10/31/28	10,000,000	10,250,391
3.13%, 11/15/28	10,750,000	10,170,508
1.50%, 11/30/28	10,000,000	8,736,719
4.38%, 11/30/28	10,000,000	10,041,797
1.38%, 12/31/28	9,500,000	8,225,664
1.75%, 01/31/29	8,900,000	7,843,473
2.63%, 02/15/29	10,150,000	9,339,189
1.88%, 02/28/29	8,300,000	7,347,121
2.38%, 03/31/29	7,000,000	6,349,219
2.88%, 04/30/29	7,500,000	6,971,777
2.38%, 05/15/29	7,050,000	6,380,250
2.75%, 05/31/29	5,800,000	5,348,008
3.25%, 06/30/29	6,300,000	5,957,191
2.63%, 07/31/29	5,400,000	4,933,617
1.63%, 08/15/29	6,350,000	5,502,920
3.13%, 08/31/29	5,000,000	4,687,305
3.88%, 09/30/29	4,800,000	4,677,563
4.00%, 10/31/29	4,800,000	4,708,687
1.75%, 11/15/29	4,300,000	3,734,953
3.88%, 11/30/29	4,500,000	4,384,512
3.88%, 12/31/29	4,500,000	4,383,105
3.50%, 01/31/30	5,400,000	5,149,617
1.50%, 02/15/30	10,150,000	8,591,420
4.00%, 02/28/30	5,050,000	4,949,197
3.63%, 03/31/30	5,200,000	4,987,937
3.50%, 04/30/30	4,400,000	4,189,453
0.63%, 05/15/30	13,105,000	10,375,474
3.75%, 05/31/30	5,500,000	5,309,219
3.75%, 06/30/30	5,300,000	5,115,328
4.00%, 07/31/30	5,500,000	5,386,133
0.63%, 08/15/30	16,700,000	13,109,500
4.13%, 08/31/30	6,000,000	5,917,500
4.63%, 09/30/30	5,000,000	5,078,906
4.88%, 10/31/30	6,900,000	7,112,930
0.88%, 11/15/30	19,000,000	15,109,453
4.38%, 11/30/30	7,000,000	7,009,297
1.13%, 02/15/31	18,000,000	14,522,344
1.63%, 05/15/31	18,050,000	14,977,270
1.25%, 08/15/31	20,000,000	15,995,313
1.38%, 11/15/31	18,700,000	14,993,602
1.88%, 02/15/32	19,500,000	16,194,141
2.88%, 05/15/32	17,850,000	15,986,906
2.75%, 08/15/32	18,450,000	16,306,629
4.13%, 11/15/32	18,650,000	18,320,711
3.50%, 02/15/33	19,400,000	18,146,578
3.38%, 05/15/33	18,900,000	17,482,500
3.88%, 08/15/33	21,200,000	20,408,312
4.50%, 11/15/33	8,000,000	8,104,375
Total Treasuries (Cost $1,890,582,617)		1,805,515,765

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 4.9% OF NET ASSETS

Agency 1.8%
Foreign 0.7%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	350,000	335,262
0.38%, 09/17/25	500,000	461,875
4.63%, 11/03/25	500,000	497,790
0.50%, 02/02/26	500,000	456,500
		1,751,427
Canada 0.0%
Export Development Canada
3.38%, 08/26/25	350,000	341,432
3.00%, 05/25/27	550,000	523,710
3.88%, 02/14/28	750,000	732,533
		1,597,675
Germany 0.3%
Kreditanstalt fuer Wiederaufbau
2.63%, 02/28/24 (h)	950,000	943,730
1.38%, 08/05/24 (h)	550,000	535,689
2.50%, 11/20/24 (h)	1,030,000	1,003,982
1.25%, 01/31/25 (h)	950,000	909,349
2.00%, 05/02/25 (h)	450,000	431,757
3.13%, 06/10/25 (h)	250,000	243,380
0.38%, 07/18/25 (h)	1,250,000	1,162,400
0.63%, 01/22/26 (h)	1,000,000	918,120
1.00%, 10/01/26 (h)	650,000	589,823
3.00%, 05/20/27 (h)	950,000	904,989
2.88%, 04/03/28 (h)	750,000	703,755
3.88%, 06/15/28 (h)	1,000,000	977,130
1.75%, 09/14/29 (h)	400,000	346,616
0.75%, 09/30/30 (h)	400,000	314,740
4.13%, 07/15/33 (h)	1,000,000	969,200
0.00%, 04/18/36 (h)(i)	300,000	169,737
0.00%, 06/29/37 (h)(i)	450,000	240,124
Landwirtschaftliche Rentenbank
2.00%, 01/13/25 (h)	300,000	289,845
0.50%, 05/27/25 (h)	300,000	280,890
2.38%, 06/10/25 (h)	500,000	480,825
0.88%, 03/30/26 (h)	250,000	229,203
1.75%, 07/27/26 (h)	250,000	232,338
3.88%, 09/28/27 (h)	250,000	244,882
2.50%, 11/15/27 (h)	250,000	232,498
0.88%, 09/03/30 (h)	500,000	394,555
		13,749,557
Japan 0.1%
Japan Bank for International Cooperation
2.50%, 05/28/25	250,000	240,235
0.63%, 07/15/25	500,000	465,050
3.88%, 09/16/25	300,000	293,538
2.75%, 01/21/26	200,000	191,014
4.25%, 01/26/26	250,000	246,420
2.38%, 04/20/26	500,000	471,190
4.25%, 04/27/26	750,000	738,037
1.88%, 07/21/26	400,000	370,016
2.25%, 11/04/26	300,000	278,589
2.88%, 06/01/27	200,000	187,712
2.88%, 07/21/27	200,000	187,482
2.75%, 11/16/27	450,000	418,023
3.25%, 07/20/28	200,000	187,618
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 10/31/28	200,000	189,218
2.13%, 02/16/29	250,000	219,353
2.00%, 10/17/29	200,000	171,836
1.25%, 01/21/31	250,000	196,350
1.88%, 04/15/31	700,000	571,830
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	184,950
2.75%, 04/27/27	200,000	186,836
1.00%, 07/22/30	380,000	296,848
1.75%, 04/28/31	200,000	161,088
		6,453,233
Norway 0.1%
Equinor ASA
2.88%, 04/06/25 (a)	250,000	242,792
1.75%, 01/22/26 (a)	200,000	187,480
3.00%, 04/06/27 (a)	200,000	188,624
3.63%, 09/10/28 (a)	300,000	286,788
3.13%, 04/06/30 (a)	250,000	227,860
2.38%, 05/22/30 (a)	300,000	259,458
3.63%, 04/06/40 (a)	100,000	81,416
5.10%, 08/17/40	114,000	111,150
4.25%, 11/23/41	100,000	87,036
3.95%, 05/15/43	150,000	124,032
4.80%, 11/08/43	100,000	92,843
3.25%, 11/18/49 (a)	300,000	212,853
3.70%, 04/06/50 (a)	250,000	194,278
		2,296,610
Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/14/24	500,000	499,165
2.88%, 01/21/25	400,000	389,744
0.75%, 09/21/25	750,000	693,412
3.25%, 11/10/25	750,000	723,495
1.63%, 01/18/27	250,000	225,982
4.25%, 09/15/27	200,000	195,104
1.25%, 09/21/30	500,000	391,025
2.13%, 01/18/32	250,000	201,513
2.50%, 06/29/41	200,000	137,486
Korea Development Bank
2.13%, 10/01/24	250,000	243,447
3.00%, 01/13/26	200,000	191,538
4.38%, 02/15/28	500,000	490,125
2.00%, 10/25/31	250,000	200,773
4.25%, 09/08/32	250,000	235,740
		4,818,549
Sweden 0.1%
Svensk Exportkredit AB
0.38%, 07/30/24	200,000	193,426
0.63%, 10/07/24	300,000	288,207
0.63%, 05/14/25	275,000	257,749
4.00%, 07/15/25	500,000	491,835
0.50%, 08/26/25	150,000	138,833
4.63%, 11/28/25	350,000	347,616
2.25%, 03/22/27	250,000	231,713
4.88%, 10/04/30	500,000	504,320
		2,453,699
		33,120,750
U.S. 1.1%
Federal Farm Credit Banks Funding Corp.
4.25%, 12/20/24	1,000,000	989,880
1.75%, 02/14/25	1,000,000	962,020

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 10/10/25	3,000,000	3,017,460
4.88%, 11/13/25	3,000,000	3,004,087
4.00%, 01/06/28	500,000	490,995
Federal Home Loan Banks
5.00%, 02/28/25	1,000,000	999,470
0.50%, 04/14/25	1,000,000	941,550
0.88%, 06/12/26	500,000	455,905
4.38%, 06/12/26	1,000,000	993,760
4.75%, 06/12/26	1,000,000	1,003,710
4.00%, 06/30/28	2,000,000	1,973,220
3.25%, 11/16/28	2,850,000	2,715,622
5.50%, 07/15/36	330,000	354,212
Federal Home Loan Mortgage Corp.
1.50%, 02/12/25	4,000,000	3,837,360
0.38%, 07/21/25	4,000,000	3,725,360
0.38%, 09/23/25	2,000,000	1,847,940
6.75%, 03/15/31	200,000	226,856
6.25%, 07/15/32	1,100,000	1,234,684
Federal National Mortgage Association
1.63%, 01/07/25	2,000,000	1,926,620
0.63%, 04/22/25	1,000,000	942,190
0.50%, 06/17/25	2,000,000	1,869,620
0.38%, 08/25/25	1,500,000	1,390,500
0.50%, 11/07/25	3,000,000	2,766,390
2.13%, 04/24/26	1,000,000	944,400
1.88%, 09/24/26	1,500,000	1,396,860
0.75%, 10/08/27	500,000	435,540
6.03%, 10/08/27	164,000	172,795
7.25%, 05/15/30	1,000,000	1,151,000
0.88%, 08/05/30	2,000,000	1,578,740
6.63%, 11/15/30	2,180,000	2,443,715
5.63%, 07/15/37	500,000	543,715
Tennessee Valley Authority
4.65%, 06/15/35	655,000	641,049
4.63%, 09/15/60	150,000	135,279
		47,112,504
		80,233,254

Local Authority 0.8%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.05%, 07/07/24	350,000	354,931
8.50%, 12/01/29	100,000	117,257
Province of Alberta
1.88%, 11/13/24	450,000	435,640
1.00%, 05/20/25	400,000	376,856
3.30%, 03/15/28	200,000	189,722
1.30%, 07/22/30	450,000	362,925
Province of British Columbia
2.25%, 06/02/26	150,000	141,372
0.90%, 07/20/26	300,000	272,181
1.30%, 01/29/31 (f)	500,000	399,850
4.20%, 07/06/33	250,000	238,693
Province of Manitoba
2.13%, 06/22/26	230,000	215,581
1.50%, 10/25/28	150,000	129,798
Province of New Brunswick
3.63%, 02/24/28	150,000	143,492
Province of Ontario
0.63%, 01/21/26	250,000	228,973
1.05%, 04/14/26	500,000	458,945
2.50%, 04/27/26	200,000	189,888
2.30%, 06/15/26	200,000	188,548
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 05/19/27	400,000	380,576
1.05%, 05/21/27	450,000	399,019
2.00%, 10/02/29	200,000	174,066
1.13%, 10/07/30	500,000	396,755
1.60%, 02/25/31	250,000	203,515
1.80%, 10/14/31	500,000	406,740
Province of Quebec
1.50%, 02/11/25	350,000	335,114
0.60%, 07/23/25	500,000	465,735
2.50%, 04/20/26	450,000	427,437
2.75%, 04/12/27	200,000	188,392
3.63%, 04/13/28	500,000	481,715
7.50%, 09/15/29	421,000	481,923
1.35%, 05/28/30	250,000	204,378
1.90%, 04/21/31	250,000	207,628
Province of Saskatchewan
3.25%, 06/08/27	200,000	190,950
		9,388,595
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	90,000	93,856
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	322,349
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	437,749
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	268,666
Board of Regents of the University of Texas System
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	187,718
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,058,778
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	400,000	476,963
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	577,082
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	232,356
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	50,000	40,180
TXBL-REF-SER B
2.98%, 11/01/51 (a)	200,000	131,010
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	108,627
Series C
4.47%, 01/01/49	150,000	132,197
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	730,000	794,722
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	96,296

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	101,230
City of New York
6.27%, 12/01/37	200,000	212,735
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	198,367
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	176,719
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	101,355
GO Series 2020C
2.51%, 07/01/41 (a)	185,000	131,340
Series D
2.66%, 09/01/39	142,099	110,724
Series D
2.81%, 09/01/43	100,000	70,442
Series H
2.90%, 09/01/49	100,000	67,007
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	101,513
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	250,000	258,331
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	174,295
County of Miami-Dade Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	100,000	78,440
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	140,000	148,993
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	101,575
Dallas/Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	250,000	169,914
Series A
2.99%, 11/01/38	100,000	79,839
Series C
3.09%, 11/01/40 (a)	250,000	185,582
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	88,125
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	343,340
Foothill-Eastern Transportation Corridor Agency
Series A
3.92%, 01/15/53 (a)	100,000	72,887
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	97,854
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	105,155
Illinois
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	101,538	103,803
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,537,000	1,482,240
Illinois State Toll Highway Authority
6.18%, 01/01/34	100,000	105,083
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	490,000	478,195
Series B
4.53%, 01/01/35	300,000	285,840
Kansas Development Finance Authority
4.93%, 04/15/45	100,000	92,082
Los Angeles Community College District/CA
GO Bonds Series 2020
1.61%, 08/01/28	275,000	242,028
GO Bonds Series 2020
2.11%, 08/01/32 (a)	250,000	200,000
Los Angeles Department of Water & Power Power System
5.72%, 07/01/39	100,000	101,899
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	221,717
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	256,549
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	547,581
Louisiana Local Government Environmental Facilities & Community Development Authority
4.15%, 02/01/33 (a)	250,000	238,664
5.05%, 12/01/34 (a)	250,000	246,216
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	150,000	109,333
RB Series D
3.20%, 07/01/50	150,000	100,788
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	415,468
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	130,000	126,080
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	200,000	233,556
RB (Build America Bonds) Series E
6.81%, 11/15/40	330,000	352,818
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	200,000	153,903

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	182,057
Municipal Electric Authority of Georgia
7.06%, 04/01/57	294,000	303,406
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	142,000	154,369
RB (Build America Bonds) Series A
6.64%, 04/01/57	142,000	153,739
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	250,000	266,561
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	333,667
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	415,999
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	404,421
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	199,368
New York City Water & Sewer System
RB (Build America Bonds) Series 2010
5.72%, 06/15/42	125,000	127,422
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	263,617
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	103,706
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	49,671
RB Series 2009F
5.63%, 03/15/39	100,000	100,351
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	101,977
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	150,000	174,099
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	300,000	282,051
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	438,149
Oregon School Boards Association
Series B
5.55%, 06/30/28	240,000	242,043
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	154,053
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	102,702
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	185,751
Consolidated Bonds 174th Series
4.46%, 10/01/62	450,000	380,729
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	92,985
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	153,293
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Bonds 215th Series
3.29%, 08/01/69	100,000	63,928
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	109,989
6.58%, 05/15/49	75,000	83,068
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	52,894
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	66,924
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	15,000	12,052
RB Series B
3.82%, 01/01/48	150,000	117,673
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	106,250
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	86,584
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	300,000	281,851
Series A
1.71%, 07/01/27	400,000	355,298
Series A
2.15%, 07/01/30	600,000	492,230
State of California
2.38%, 10/01/26	175,000	163,593
7.63%, 03/01/40	300,000	357,634
GO Bonds
7.60%, 11/01/40	300,000	363,992
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	85,714	90,405
State of Washington
5.14%, 08/01/40	100,000	97,534
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	590,880
Texas Natural Gas Securitization Finance Corp.
5.17%, 04/01/41 (a)	200,000	195,303
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	150,000	115,475
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	400,000	263,451
The Pennsylvania State University
2.84%, 09/01/50	150,000	100,057
University of California
0.88%, 05/15/25 (a)	500,000	469,698
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	511,356
RB Series 2015AQ
4.77%, 05/15/15	150,000	124,164
RB Series 2020BG
1.32%, 05/15/27 (a)	195,000	173,642

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series AD
4.86%, 05/15/12	100,000	85,037
RB Series BG
1.61%, 05/15/30 (a)	250,000	202,479
University of Michigan
Series B
2.44%, 04/01/40 (a)	250,000	175,902
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	63,124
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	228,821
Series C
4.18%, 09/01/17 (a)	100,000	76,030
		25,871,658
		35,260,253

Sovereign 1.0%
Canada 0.0%
Canada Government International Bonds
1.63%, 01/22/25	650,000	625,657
2.88%, 04/28/25	650,000	631,618
0.75%, 05/19/26	250,000	227,790
3.75%, 04/26/28	500,000	486,910
		1,971,975
Chile 0.1%
Chile Government International Bonds
3.13%, 01/21/26	200,000	192,168
3.24%, 02/06/28 (a)	250,000	234,015
2.45%, 01/31/31 (a)	300,000	254,175
2.55%, 01/27/32 (a)	200,000	166,662
2.55%, 07/27/33 (a)	500,000	399,865
4.95%, 01/05/36 (a)	400,843	382,144
3.10%, 05/07/41 (a)	550,000	395,153
4.34%, 03/07/42 (a)	250,000	211,735
3.63%, 10/30/42	150,000	114,639
3.86%, 06/21/47	200,000	154,700
3.50%, 01/25/50 (a)	500,000	355,925
4.00%, 01/31/52 (a)	200,000	154,174
5.33%, 01/05/54 (a)	300,000	281,064
3.10%, 01/22/61 (a)	450,000	277,605
3.25%, 09/21/71 (a)	200,000	122,918
		3,696,942
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	550,000	610,225
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	200,000	188,610
4.55%, 01/11/28 (a)	500,000	491,580
4.10%, 04/24/28	250,000	240,842
4.75%, 02/11/29	200,000	197,738
3.40%, 09/18/29	250,000	229,698
2.85%, 02/14/30	400,000	353,212
3.85%, 10/15/30	300,000	279,480
4.65%, 09/20/32 (a)	250,000	240,745
4.85%, 01/11/33 (a)	200,000	196,512
4.35%, 01/11/48	400,000	342,400
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 02/11/49	200,000	197,412
3.70%, 10/30/49	300,000	229,716
3.50%, 02/14/50	200,000	146,960
4.20%, 10/15/50	250,000	206,240
3.05%, 03/12/51	400,000	277,748
5.65%, 01/11/53 (a)	200,000	202,466
4.45%, 04/15/70	200,000	164,212
3.35%, 03/12/71	200,000	130,986
		4,316,557
Israel 0.1%
Israel Government International Bonds
2.88%, 03/16/26	200,000	188,514
3.25%, 01/17/28	200,000	183,750
2.75%, 07/03/30	350,000	297,412
4.50%, 01/17/33	350,000	321,646
4.50%, 01/30/43	300,000	249,579
4.13%, 01/17/48	200,000	151,736
3.88%, 07/03/50	300,000	217,392
4.50%, 04/03/20	200,000	145,772
State of Israel
2.50%, 01/15/30	200,000	168,748
3.38%, 01/15/50	350,000	232,278
		2,156,827
Italy 0.1%
Republic of Italy Government International Bonds
1.25%, 02/17/26	800,000	731,592
2.88%, 10/17/29	475,000	416,076
5.38%, 06/15/33	250,000	243,485
4.00%, 10/17/49	550,000	389,714
3.88%, 05/06/51	500,000	334,715
		2,115,582
Mexico 0.2%
Mexico Government International Bonds
3.90%, 04/27/25 (a)	200,000	197,012
4.13%, 01/21/26	288,000	283,418
4.15%, 03/28/27	500,000	486,135
3.75%, 01/11/28	1,000,000	948,330
4.50%, 04/22/29	600,000	577,278
3.25%, 04/16/30 (a)	500,000	440,465
2.66%, 05/24/31 (a)	400,000	327,596
8.30%, 08/15/31	150,000	178,412
4.75%, 04/27/32 (a)	700,000	652,190
4.88%, 05/19/33 (a)	400,000	372,584
6.75%, 09/27/34	362,000	378,949
6.05%, 01/11/40	700,000	674,856
4.28%, 08/14/41 (a)	400,000	313,480
4.75%, 03/08/44	950,000	768,759
5.55%, 01/21/45	550,000	497,689
4.60%, 01/23/46	450,000	353,038
4.35%, 01/15/47	300,000	226,794
4.60%, 02/10/48	400,000	311,024
4.50%, 01/31/50 (a)	475,000	364,577
5.00%, 04/27/51 (a)	450,000	367,605
4.40%, 02/12/52 (a)	250,000	185,380
6.34%, 05/04/53 (a)	200,000	191,546
3.77%, 05/24/61 (a)	600,000	382,014
5.75%, 10/12/10	420,000	351,616
		9,830,747
Panama 0.1%
Panama Government International Bonds
3.75%, 03/16/25 (a)	300,000	290,061
8.88%, 09/30/27	250,000	268,975

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 03/17/28 (a)	200,000	180,664
9.38%, 04/01/29	100,000	111,596
3.16%, 01/23/30 (a)	200,000	164,696
2.25%, 09/29/32 (a)	1,000,000	703,450
3.30%, 01/19/33 (a)	200,000	151,812
6.40%, 02/14/35 (a)	250,000	234,717
6.70%, 01/26/36	131,000	125,011
4.50%, 05/15/47	250,000	168,108
4.50%, 04/16/50 (a)	400,000	262,172
4.30%, 04/29/53	200,000	124,900
6.85%, 03/28/54 (a)	200,000	177,906
4.50%, 04/01/56 (a)	550,000	349,481
3.87%, 07/23/60 (a)	650,000	367,809
4.50%, 01/19/63 (a)	250,000	154,870
		3,836,228
Peru 0.1%
Peru Government International Bonds
7.35%, 07/21/25	250,000	257,230
2.39%, 01/23/26 (a)	200,000	188,224
4.13%, 08/25/27	250,000	240,685
2.84%, 06/20/30	150,000	129,743
2.78%, 01/23/31 (a)	400,000	338,344
1.86%, 12/01/32 (a)	300,000	226,320
8.75%, 11/21/33	450,000	549,315
3.00%, 01/15/34 (a)	200,000	161,728
6.55%, 03/14/37	300,000	321,786
3.30%, 03/11/41 (a)	250,000	183,172
5.63%, 11/18/50	395,000	384,540
3.55%, 03/10/51 (a)	350,000	248,150
2.78%, 12/01/60 (a)	250,000	145,380
3.60%, 01/15/72 (a)	200,000	130,350
3.23%, 07/28/21 (a)	200,000	115,874
		3,620,841
Philippines 0.1%
Philippines Government International Bonds
10.63%, 03/16/25	800,000	853,560
5.50%, 03/30/26	200,000	202,050
3.00%, 02/01/28	400,000	370,676
3.75%, 01/14/29	400,000	378,784
9.50%, 02/02/30	250,000	307,467
2.46%, 05/05/30	200,000	171,988
7.75%, 01/14/31	350,000	405,223
1.95%, 01/06/32	200,000	159,318
6.38%, 01/15/32	300,000	325,848
5.61%, 04/13/33	200,000	205,964
6.38%, 10/23/34	600,000	653,538
3.95%, 01/20/40	600,000	507,732
3.70%, 03/01/41	550,000	439,978
3.70%, 02/02/42	400,000	317,336
2.95%, 05/05/45	200,000	138,216
3.20%, 07/06/46	500,000	353,880
4.20%, 03/29/47	200,000	165,336
		5,956,894
Poland 0.0%
Republic of Poland Government International Bonds
3.25%, 04/06/26	1,000,000	961,100
5.75%, 11/16/32 (a)	300,000	312,003
5.50%, 04/04/53 (a)	350,000	338,268
		1,611,371
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Republic of Korea 0.0%
Korea International Bonds
5.63%, 11/03/25 (f)	232,000	233,654
2.75%, 01/19/27	250,000	236,228
3.50%, 09/20/28	200,000	190,280
2.50%, 06/19/29	200,000	179,780
1.75%, 10/15/31	200,000	162,350
4.13%, 06/10/44	200,000	173,960
		1,176,252
Uruguay 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	300,225
4.38%, 01/23/31 (a)	350,000	339,958
5.75%, 10/28/34 (a)	200,000	209,706
7.63%, 03/21/36	250,000	299,195
4.13%, 11/20/45	150,000	128,837
5.10%, 06/18/50	750,000	710,040
4.98%, 04/20/55	400,000	366,404
		2,354,365
		43,254,806

Supranational* 1.3%
African Development Bank
3.38%, 07/07/25	250,000	244,088
0.88%, 03/23/26	250,000	229,405
0.88%, 07/22/26	500,000	453,845
4.38%, 11/03/27	500,000	497,995
4.38%, 03/14/28	250,000	248,983
Asian Development Bank
2.00%, 01/22/25	601,000	580,464
0.63%, 04/29/25	400,000	376,600
2.88%, 05/06/25	550,000	534,138
0.38%, 09/03/25	800,000	740,568
4.25%, 01/09/26	1,000,000	991,210
0.50%, 02/04/26	750,000	685,792
1.00%, 04/14/26	1,000,000	919,140
2.00%, 04/24/26	500,000	470,195
2.63%, 01/12/27	500,000	472,870
1.50%, 01/20/27	500,000	456,210
3.13%, 08/20/27	500,000	477,225
2.50%, 11/02/27	500,000	465,030
2.75%, 01/19/28	200,000	187,096
5.82%, 06/16/28	250,000	263,030
1.88%, 03/15/29	300,000	264,213
1.75%, 09/19/29	250,000	216,258
1.88%, 01/24/30	400,000	343,872
0.75%, 10/08/30	750,000	586,147
1.50%, 03/04/31	1,000,000	817,750
3.88%, 09/28/32	1,000,000	952,880
4.00%, 01/12/33	350,000	336,718
3.88%, 06/14/33	350,000	332,717
Asian Infrastructure Investment Bank
0.50%, 05/28/25	500,000	467,875
3.38%, 06/29/25	300,000	292,512
0.50%, 01/27/26	1,750,000	1,598,975
Corp. Andina de Fomento
1.63%, 09/23/25	300,000	280,116
2.25%, 02/08/27	400,000	363,940
Council of Europe Development Bank
1.38%, 02/27/25	650,000	621,133
0.88%, 09/22/26	400,000	361,000
European Bank for Reconstruction & Development
1.63%, 09/27/24	250,000	242,733
0.50%, 05/19/25	850,000	796,552

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.50%, 11/25/25	500,000	459,825
0.50%, 01/28/26	500,000	457,435
European Investment Bank
3.25%, 01/29/24	1,000,000	996,640
2.50%, 10/15/24	400,000	390,764
1.88%, 02/10/25	450,000	433,714
1.63%, 03/14/25	700,000	670,873
0.63%, 07/25/25	1,000,000	933,570
0.38%, 12/15/25	1,000,000	916,420
0.38%, 03/26/26	500,000	453,960
2.13%, 04/13/26	500,000	472,115
0.75%, 10/26/26	500,000	449,485
1.38%, 03/15/27	750,000	679,702
2.38%, 05/24/27	450,000	419,962
3.25%, 11/15/27	500,000	479,090
1.63%, 10/09/29	350,000	300,524
0.88%, 05/17/30	170,000	136,306
0.75%, 09/23/30	500,000	393,695
1.25%, 02/14/31	500,000	404,290
1.63%, 05/13/31	250,000	206,578
3.75%, 02/14/33	500,000	473,375
4.88%, 02/15/36	1,750,000	1,798,562
Inter-American Development Bank
3.00%, 02/21/24	1,000,000	994,590
2.13%, 01/15/25	1,000,000	967,860
1.75%, 03/14/25	500,000	479,790
0.88%, 04/03/25	300,000	283,887
0.63%, 07/15/25	400,000	373,572
0.88%, 04/20/26	250,000	229,023
2.00%, 06/02/26	524,000	491,313
2.00%, 07/23/26	300,000	280,812
2.38%, 07/07/27	350,000	326,004
0.63%, 09/16/27	1,000,000	868,540
1.13%, 07/20/28	500,000	431,185
3.13%, 09/18/28	650,000	612,852
2.25%, 06/18/29	700,000	625,464
1.13%, 01/13/31	750,000	599,445
3.50%, 04/12/33	500,000	461,175
4.38%, 01/24/44	1,000,000	924,300
Inter-American Investment Corp.
2.63%, 04/22/25	250,000	241,580
International Bank for Reconstruction & Development
1.63%, 01/15/25	750,000	721,950
0.75%, 03/11/25	850,000	805,434
0.63%, 04/22/25	1,500,000	1,413,825
0.38%, 07/28/25	1,250,000	1,161,350
2.50%, 07/29/25	1,150,000	1,106,760
0.50%, 10/28/25	1,000,000	922,760
0.88%, 07/15/26	750,000	681,975
1.88%, 10/27/26	200,000	185,664
3.13%, 06/15/27	500,000	477,950
2.50%, 11/22/27	350,000	325,140
0.75%, 11/24/27	1,000,000	866,000
1.38%, 04/20/28	500,000	439,315
3.50%, 07/12/28	1,000,000	961,260
1.13%, 09/13/28	500,000	429,525
1.75%, 10/23/29	450,000	387,887
3.88%, 02/14/30	1,000,000	968,130
0.88%, 05/14/30	500,000	399,230
4.00%, 07/25/30	750,000	728,947
0.75%, 08/26/30	750,000	588,067
1.25%, 02/10/31	750,000	603,510
1.63%, 11/03/31	1,000,000	814,010
2.50%, 03/29/32	750,000	648,442
4.75%, 02/15/35	480,000	481,699
International Finance Corp.
0.38%, 07/16/25	450,000	418,761
3.63%, 09/15/25	500,000	489,590
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 04/07/26	200,000	188,900
4.50%, 07/13/28	250,000	250,845
0.75%, 08/27/30	400,000	314,524
Nordic Investment Bank
2.63%, 04/04/25	250,000	242,175
0.38%, 09/11/25	450,000	416,237
0.50%, 01/21/26	250,000	228,898
4.38%, 03/14/28	250,000	249,135
		58,205,447
Total Government Related (Cost $242,443,411)		216,953,760

SECURITIZED 28.6% OF NET ASSETS

Asset-Backed Securities 0.0%
Auto Backed 0.0%
Ford Credit Floorplan Master Owner Trust A
Series 2019-2, Class A
3.06%, 04/15/26 (a)	172,000	170,242
Toyota Auto Receivables Owner Trust
Series 2016-A, Class A4
1.68%, 05/15/25 (a)	369,995	368,605
		538,847
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	1,000,000	923,103
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	88,129	83,641
4.26%, 06/01/38	100,000	91,834
4.45%, 12/01/49	200,000	168,716
4.67%, 12/01/53	200,000	173,148
5.10%, 06/01/54	175,000	162,004
		679,343
		2,141,293

Commercial Mortgage-Backed Security 2.1%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	150,000	138,148
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	1,190,000	1,073,031
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	950,000	875,758
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	600,000	513,999
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	300,000	246,571
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class A3
2.90%, 07/15/49 (a)	141,063	132,371
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	449,000	415,705
Benchmark Mortgage Trust
Series 2019-B10, Class A4
3.72%, 03/15/62 (a)	5,090,000	4,620,959
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	700,000	612,698

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	3,500,000	3,027,686
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	545,066
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,000,000	847,720
CD Mortgage Trust
Series 2016-CD2, Class A4
3.53%, 11/10/49 (a)	240,000	220,240
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	402,000	383,688
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	430,000	403,197
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	2,200,000	2,065,145
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	253,748	248,004
Series 2016-GC36, Class A5
3.62%, 02/10/49 (a)	2,260,000	2,143,425
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	100,000	94,310
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,700,000	5,201,454
COMM Mortgage Trust
Series 2014-LC15, Class A4
4.01%, 04/10/47 (a)	240,414	239,358
Series 2014-LC17, Class A5
3.92%, 10/10/47 (a)	45,000	44,064
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	1,148,000	1,100,923
Series 2015-DC1, Class A5
3.35%, 02/10/48 (a)	500,000	481,776
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	330,000	314,607
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	602,000	573,785
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	300,000	286,301
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50 (a)	1,405,000	1,359,796
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,500,000	2,122,561
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	2,000,000	1,872,364
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K052, Class A2
3.15%, 11/25/25 (a)	100,000	96,456
Series K054, Class A2
2.75%, 01/25/26 (a)	10,000	9,543
Series K058, Class A2
2.65%, 08/25/26 (a)	600,000	565,225
Series K061, Class A2
3.35%, 11/25/26 (a)(j)	2,500,000	2,394,565
Series K062, Class A2
3.41%, 12/25/26 (a)	300,000	287,481
Series K064, Class A2
3.22%, 03/25/27 (a)	750,000	713,247
Series K066, Class A2
3.12%, 06/25/27 (a)	1,200,000	1,133,286
Series K070, Class A2
3.30%, 11/25/27 (a)(j)	500,000	472,806
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K071, Class A2
3.29%, 11/25/27 (a)	2,000,000	1,887,986
Series K072, Class A2
3.44%, 12/25/27 (a)	900,000	854,210
Series K074, Class A1
3.60%, 09/25/27 (a)	51,430	50,332
Series K074, Class A2
3.60%, 01/25/28 (a)	3,500,000	3,336,965
Series K078, Class A2
3.85%, 06/25/28 (a)	1,182,367	1,135,896
Series K083, Class A2
4.05%, 09/25/28 (a)(j)	250,000	241,376
Series K085, Class A2
4.06%, 10/25/28 (a)(j)	700,000	674,889
Series K087, Class A2
3.77%, 12/25/28 (a)	100,000	95,259
Series K088, Class A2
3.69%, 01/25/29 (a)	975,000	924,630
Series K089, Class A2
3.56%, 01/25/29 (a)	1,500,000	1,413,427
Series K099, Class A2
2.60%, 09/25/29 (a)	2,210,000	1,958,594
Series K112, Class A2
1.31%, 05/25/30 (a)	1,910,000	1,533,701
Series K130, Class A2
1.72%, 06/25/31 (a)	2,000,000	1,602,063
Series K149, Class A2
3.53%, 08/25/32 (a)	1,000,000	899,330
Series K150, Class A2
3.71%, 09/25/32 (a)	700,000	637,447
Series K-1512, Class A2
2.99%, 05/25/31 (a)	2,500,000	2,200,444
Series K153, Class A2
3.82%, 12/25/32 (a)(j)	1,200,000	1,099,965
Series K154, Class A2
3.42%, 04/25/32 (a)	700,000	646,064
Series K157, Class A2
3.99%, 05/25/33 (a)	360,000	339,400
Series K157, Class A2
4.20%, 05/25/33 (a)	800,000	753,754
Series K733, Class A2
3.75%, 08/25/25 (a)(j)	1,391,597	1,357,464
Series K735, Class A2
2.86%, 05/25/26 (a)	814,160	775,506
Series KS03, Class A4
3.16%, 05/25/25 (a)(j)	150,000	146,248
Federal National Mortgage Association-Aces
Series 2014-M2, Class A2
3.51%, 12/25/23 (a)	7,013	7,013
Series 2015-M13, Class A2
2.79%, 06/25/25 (a)(j)	134,020	129,288
Series 2016-M11, Class A2
2.37%, 07/25/26 (a)(j)	732,551	686,316
GS Mortgage Securities Trust
Series 2014-GC20, Class A5
4.00%, 04/10/47 (a)	218,281	216,979
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,000,000	2,549,028
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class A4
3.65%, 12/15/49 (a)(j)	2,034,000	1,903,125
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A4
4.20%, 01/15/47 (a)	14,242	14,183
Series 2015-C32, Class A5
3.60%, 11/15/48 (a)	1,000,000	952,036
Series 2015-C33, Class A3
3.50%, 12/15/48 (a)	454,084	438,314

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	2,550,000	2,432,052
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.72%, 03/15/50 (a)	2,430,000	2,275,648
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class A3
3.94%, 06/15/51 (a)	277,788	257,126
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.54%, 01/15/49 (a)	1,300,000	1,223,456
Morgan Stanley Capital I Trust
Series 2015-A4, Class A4
3.78%, 05/15/48 (a)	50,000	47,954
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	381,042
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	231,009
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	1,000,000	797,776
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	200,000	181,309
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	600,000	550,857
Wells Fargo Commercial Mortgage Trust
Series 2013-C33, Class A3
3.16%, 03/15/59 (a)	106,266	100,577
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	240,912	231,808
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	200,000	191,105
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,100,000	2,005,868
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	1,200,000	1,138,501
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	589,632	552,764
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	1,330,400	1,260,684
Series 2016-NXS6, Class ASB
2.83%, 11/15/49 (a)	164,315	159,197
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,020,000	940,778
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	300,000	275,414
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	1,400,000	1,263,482
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	950,000	890,215
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	482,432	454,289
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	675,000	607,227
Series 2019-C51, Class A4
3.31%, 06/15/52 (a)	1,800,000	1,569,300
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	500,000	432,507
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	1,950,000	1,644,589
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	1,645,000	1,298,198
WFRBS Commercial Mortgage Trust
Series 2013-C18, Class A4
3.90%, 12/15/46 (a)	190,249	189,364
		92,922,647

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities Pass-Through 26.5%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36 (a)	325,415	273,148
1.50%, 08/01/35 to 08/01/51 (a)	40,607,961	31,800,497
2.00%, 01/01/28 to 03/01/52 (a)	160,740,435	127,972,939
2.50%, 04/01/27 to 05/01/52 (a)	80,861,423	66,738,681
3.00%, 08/01/26 to 05/01/52 (a)	44,270,539	38,623,950
3.50%, 01/01/26 to 02/01/53 (a)	27,607,927	24,871,742
4.00%, 05/01/26 to 10/01/52 (a)	16,990,633	15,774,605
4.50%, 05/01/34 to 09/01/52 (a)	11,625,426	11,139,970
5.00%, 11/01/33 to 06/01/53 (a)	9,395,969	9,158,803
5.50%, 06/01/33 to 07/01/53 (a)	6,930,397	6,892,031
6.00%, 05/01/32 to 12/01/53 (a)(k)	8,508,462	8,645,771
6.50%, 02/01/36 to 11/01/53 (a)(k)	5,410,075	5,539,197
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	770,197	649,483
1.50%, 08/01/35 to 08/01/51 (a)	29,306,666	23,762,894
2.00%, 12/01/27 to 04/01/52 (a)	158,236,055	127,032,358
2.50%, 07/01/27 to 05/01/52 (a)	137,703,742	114,125,012
3.00%, 10/01/26 to 05/01/52 (a)	75,370,412	66,022,052
3.50%, 10/01/25 to 09/01/50 (a)	51,519,610	46,673,220
4.00%, 06/01/27 to 07/01/52 (a)	34,944,911	32,584,144
4.50%, 12/01/24 to 09/01/52 (a)	14,408,092	13,824,290
5.00%, 11/01/33 to 08/01/53 (a)	10,569,249	10,330,779
5.50%, 03/01/33 to 02/01/53 (a)	8,154,993	8,161,784
6.00%, 04/01/35 to 11/01/53 (a)(k)	13,837,168	14,033,178
6.50%, 08/01/34 to 11/01/53 (a)(k)	7,611,782	7,801,725
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	804,773	622,663
2.00%, 04/20/36 to 03/20/52 (a)	61,523,937	49,828,843
2.50%, 08/20/27 to 04/20/52 (a)	63,785,004	53,456,553
3.00%, 04/20/27 to 04/20/52 (a)	41,610,132	36,459,120
3.50%, 09/20/32 to 06/20/51 (a)	31,784,792	28,919,474
4.00%, 06/15/39 to 09/20/52 (a)	20,411,958	19,052,793
4.50%, 07/15/39 to 08/20/53 (a)	13,854,251	13,254,552
5.00%, 02/20/33 to 09/20/53 (a)	14,702,430	14,360,995
5.50%, 04/15/33 to 09/20/53 (a)	13,508,579	13,421,061
6.00%, 04/20/44 to 10/20/53 (a)(k)	9,807,103	9,885,676
6.50%, 04/20/53 to 10/20/53 (a)(k)	4,937,359	5,022,184
7.00%, 01/20/53 to 10/20/53 (a)(k)	1,066,028	1,092,391
Government National Mortgage Association, TBA
3.00%, 12/20/53 (a)(k)	4,000,000	3,461,562
3.50%, 12/20/53 (a)(k)	4,000,000	3,575,762
4.00%, 12/20/53 (a)(k)	3,000,000	2,763,066
4.50%, 12/20/53 (a)(k)	6,000,000	5,675,972
5.00%, 12/20/53 (a)(k)	3,000,000	2,914,949
Uniform Mortgage-Backed Security, TBA
3.00%, 12/13/52 (a)(k)	5,000,000	4,216,173
3.50%, 12/13/52 (a)(k)	4,500,000	3,946,574
4.00%, 12/13/52 (a)(k)	12,500,000	11,348,347
4.50%, 12/13/52 (a)(k)	17,500,000	16,387,523
5.00%, 12/01/38 to 12/13/52 (a)(k)	21,000,000	20,246,083
5.50%, 12/01/38 to 12/01/53 (a)(k)	29,000,000	28,595,456
6.00%, 12/01/53 (a)(k)	2,500,000	2,508,664
		1,163,448,689
Total Securitized (Cost $1,461,080,414)		1,258,512,629

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 3.0% OF NET ASSETS

Money Market Funds 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (l)	129,833,007	129,833,007
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (l)(m)	1,773,275	1,773,275
		131,606,282
Total Short-Term Investments (Cost $131,606,282)		131,606,282
Total Investments in Securities (Cost $4,968,063,567)		4,500,176,355

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,923,630 or 0.2% of net assets.

(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $1,715,755.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon bond.
(j)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(k)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(l)	The rate shown is the annualized 7-day yield.
(m)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 11/30/23	FACE AMOUNT AT 11/30/23	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.00%, 03/10/25	$47,987	$—	$—	$—	$513	($110 )	$48,390	$50,000	$375
4.20%, 03/24/25	97,772	—	—	—	910	(352)	98,330	100,000	1,050
3.63%, 04/01/25	48,471	—	—	—	555	(319)	48,707	50,000	453
3.85%, 05/21/25	96,957	—	—	—	961	(402)	97,516	100,000	963
3.45%, 02/13/26	47,566	—	—	—	589	(152)	48,003	50,000	431
0.90%, 03/11/26	178,562	—	—	—	1,871	(79)	180,354	200,000	450
1.15%, 05/13/26	133,605	—	—	—	1,822	(46)	135,381	150,000	431
5.88%, 08/24/26	—	150,396	—	—	1,126	(28)	151,494	150,000	1,958
3.20%, 03/02/27	92,658	—	—	—	1,523	(535)	93,646	100,000	800
2.45%, 03/03/27	225,225	—	—	—	1,913	384	227,522	250,000	1,531
3.30%, 04/01/27	93,243	—	—	—	928	(414)	93,757	100,000	825
3.20%, 01/25/28	91,212	—	—	—	1,129	(170)	92,171	100,000	800
2.00%, 03/20/28	172,456	—	—	—	750	(80)	173,126	200,000	1,000
4.00%, 02/01/29	94,131	—	—	—	200	(392)	93,939	100,000	1,000
5.64%, 05/19/29	199,724	—	—	—	(266)	(10)	199,448	200,000	2,822
3.25%, 05/22/29	89,012	—	(21,258)	(5,003)	4,690	(194)	67,247	75,000	718
2.75%, 10/01/29	43,132	—	—	—	(22)	(77)	43,033	50,000	344
4.63%, 03/22/30	48,607	—	—	—	(608)	(136)	47,863	50,000	578
1.65%, 03/11/31	76,660	—	—	—	110	20	76,790	100,000	413
2.30%, 05/13/31	80,451	—	—	—	(300)	(91)	80,060	100,000	575
1.95%, 12/01/31	95,995	—	—	—	(352)	1	95,644	125,000	609
2.90%, 03/03/32	123,909	—	—	—	(1,242)	132	122,799	150,000	1,088
5.85%, 05/19/34	200,382	—	—	—	(2,500)	(54)	197,828	200,000	2,926
6.14%, 08/24/34	—	200,246	—	—	452	(4)	200,694	200,000	2,727
Total	$2,377,717	$350,642	($21,258 )	($5,003 )	$14,752	($3,108 )	$2,713,742		$24,867

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,087,587,919	$—	$1,087,587,919
Treasuries[1]	—	1,805,515,765	—	1,805,515,765
Government Related[1]	—	216,953,760	—	216,953,760
Securitized[1]	—	1,258,512,629	—	1,258,512,629
Short-Term Investments[1]	131,606,282	—	—	131,606,282
Total	$131,606,282	$4,368,570,073	$—	$4,500,176,355

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Short-Term Bond Index Fund

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 26.8% OF NET ASSETS

Financial Institutions 12.1%
Banking 9.6%
Ally Financial, Inc.
4.63%, 03/30/25	100,000	97,802
5.80%, 05/01/25 (a)	200,000	198,666
7.10%, 11/15/27 (a)(b)	150,000	153,116
6.99%, 06/13/29 (a)(c)	150,000	150,927
American Express Co.
3.63%, 12/05/24 (a)	100,000	98,056
2.25%, 03/04/25 (a)	400,000	384,432
3.95%, 08/01/25 (a)	400,000	390,748
4.20%, 11/06/25 (a)	250,000	245,245
4.99%, 05/01/26 (a)(c)	200,000	198,114
3.13%, 05/20/26 (a)	250,000	238,818
1.65%, 11/04/26 (a)	150,000	136,049
2.55%, 03/04/27 (a)	400,000	368,276
3.30%, 05/03/27 (a)	400,000	375,904
5.85%, 11/05/27 (a)	200,000	205,648
5.28%, 07/27/29 (a)(c)	250,000	248,987
Australia & New Zealand Banking Group Ltd.
5.38%, 07/03/25	250,000	250,710
3.70%, 11/16/25	250,000	242,942
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	200,000	184,506
6.14%, 09/14/28 (a)(c)	200,000	201,750
Banco Santander SA
2.75%, 05/28/25	200,000	190,336
5.15%, 08/18/25	200,000	197,378
5.18%, 11/19/25	400,000	391,076
1.85%, 03/25/26	200,000	182,344
4.25%, 04/11/27	200,000	189,830
5.29%, 08/18/27	400,000	392,468
1.72%, 09/14/27 (a)(c)	400,000	354,884
4.18%, 03/24/28 (a)(c)	200,000	188,744
4.38%, 04/12/28	200,000	187,680
5.59%, 08/08/28	400,000	397,608
Bank of America Corp.
4.00%, 01/22/25	300,000	294,708
3.95%, 04/21/25	400,000	390,076
3.88%, 08/01/25	350,000	342,576
1.53%, 12/06/25 (a)(c)	400,000	381,212
3.37%, 01/23/26 (a)(c)	350,000	339,202
2.02%, 02/13/26 (a)(c)	350,000	333,448
4.45%, 03/03/26	400,000	390,664
3.38%, 04/02/26 (a)(c)	525,000	507,517
3.50%, 04/19/26	400,000	384,876
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.32%, 06/19/26 (a)(c)	300,000	279,447
4.83%, 07/22/26 (a)(c)	200,000	197,406
4.25%, 10/22/26	200,000	193,442
1.20%, 10/24/26 (a)(c)	400,000	366,824
5.08%, 01/20/27 (a)(c)	300,000	296,784
1.66%, 03/11/27 (a)(c)	550,000	501,941
3.56%, 04/23/27 (a)(c)	550,000	523,479
1.73%, 07/22/27 (a)(c)	1,000,000	903,160
3.25%, 10/21/27 (a)	400,000	373,548
4.18%, 11/25/27 (a)	300,000	286,446
3.82%, 01/20/28 (a)(c)	500,000	473,740
2.55%, 02/04/28 (a)(c)	500,000	456,080
3.71%, 04/24/28 (a)(c)	400,000	376,184
4.38%, 04/27/28 (a)(c)	500,000	481,365
3.59%, 07/21/28 (a)(c)	400,000	373,692
4.95%, 07/22/28 (a)(c)	500,000	490,740
6.20%, 11/10/28 (a)(c)	150,000	153,552
3.42%, 12/20/28 (a)(c)	1,000,000	919,410
3.97%, 03/05/29 (a)(c)	400,000	374,976
5.20%, 04/25/29 (a)(c)	500,000	492,525
2.09%, 06/14/29 (a)(c)	400,000	344,044
4.27%, 07/23/29 (a)(c)	500,000	472,420
5.82%, 09/15/29 (a)(c)	450,000	454,540
Bank of America NA
5.65%, 08/18/25 (a)	350,000	351,785
5.53%, 08/18/26 (a)	350,000	352,950
Bank of Montreal
1.50%, 01/10/25	250,000	239,330
1.85%, 05/01/25	350,000	332,433
3.70%, 06/07/25	200,000	194,676
1.25%, 09/15/26	300,000	268,383
0.95%, 01/22/27 (a)(c)	350,000	318,584
2.65%, 03/08/27	300,000	277,509
4.70%, 09/14/27 (a)	200,000	196,304
5.20%, 02/01/28 (a)	200,000	199,470
5.72%, 09/25/28 (a)	200,000	202,448
3.80%, 12/15/32 (a)(c)	200,000	179,076
Bank of New York Mellon Corp.
3.00%, 02/24/25 (a)	200,000	194,196
1.60%, 04/24/25 (a)	200,000	190,018
3.95%, 11/18/25 (a)	150,000	146,468
0.75%, 01/28/26 (a)	250,000	227,690
2.80%, 05/04/26 (a)	200,000	189,394
2.45%, 08/17/26 (a)	300,000	279,573
2.05%, 01/26/27 (a)	250,000	227,633
3.25%, 05/16/27 (a)	200,000	187,578
3.40%, 01/29/28 (a)	200,000	186,728
3.44%, 02/07/28 (a)(c)	250,000	235,828
3.99%, 06/13/28 (a)(c)	150,000	142,920
5.80%, 10/25/28 (a)(c)	200,000	203,792

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 10/30/28 (a)	150,000	135,101
4.54%, 02/01/29 (a)(c)	200,000	194,334
Bank of Nova Scotia
1.45%, 01/10/25	250,000	239,238
2.20%, 02/03/25	200,000	192,524
3.45%, 04/11/25	250,000	242,902
1.30%, 06/11/25	200,000	187,542
4.50%, 12/16/25	250,000	243,860
4.75%, 02/02/26	200,000	197,524
1.05%, 03/02/26	200,000	181,738
1.35%, 06/24/26	250,000	226,230
2.70%, 08/03/26	200,000	186,892
1.30%, 09/15/26	250,000	224,005
1.95%, 02/02/27	175,000	158,438
2.95%, 03/11/27	200,000	185,990
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	193,526
Barclays PLC
3.65%, 03/16/25	425,000	413,070
4.38%, 01/12/26	650,000	631,494
2.85%, 05/07/26 (a)(c)	400,000	381,396
5.20%, 05/12/26	400,000	390,588
5.83%, 05/09/27 (a)(c)	350,000	347,949
2.28%, 11/24/27 (a)(c)	400,000	359,072
4.34%, 01/10/28 (a)	200,000	188,596
4.84%, 05/09/28 (a)	300,000	282,816
5.50%, 08/09/28 (a)(c)	400,000	392,476
7.39%, 11/02/28 (a)(c)	200,000	208,586
4.97%, 05/16/29 (a)(c)	300,000	286,419
6.49%, 09/13/29 (a)(c)	200,000	202,452
BPCE SA
3.38%, 12/02/26	250,000	236,115
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	150,000	144,266
3.30%, 04/07/25	250,000	242,328
5.14%, 04/28/25	200,000	198,762
3.95%, 08/04/25	300,000	292,437
0.95%, 10/23/25	100,000	92,188
1.25%, 06/22/26	200,000	180,406
3.45%, 04/07/27 (b)	250,000	235,688
5.99%, 10/03/28 (a)	250,000	255,132
Capital One Financial Corp.
3.20%, 02/05/25 (a)	200,000	193,454
4.25%, 04/30/25 (a)	200,000	194,964
4.20%, 10/29/25 (a)	300,000	288,834
2.64%, 03/03/26 (a)(c)	300,000	283,932
3.75%, 07/28/26 (a)	250,000	234,993
3.75%, 03/09/27 (a)	300,000	280,215
3.65%, 05/11/27 (a)	250,000	232,730
1.88%, 11/02/27 (a)(c)	200,000	175,466
4.93%, 05/10/28 (a)(c)	400,000	382,900
5.47%, 02/01/29 (a)(c)	250,000	240,480
6.31%, 06/08/29 (a)(c)	250,000	248,787
Citibank NA
5.49%, 12/04/26 (a)	250,000	251,485
5.80%, 09/29/28 (a)	500,000	510,090
Citigroup, Inc.
3.88%, 03/26/25	200,000	194,924
3.30%, 04/27/25	350,000	339,850
4.40%, 06/10/25	400,000	392,312
5.50%, 09/13/25	200,000	199,324
3.70%, 01/12/26	250,000	241,755
2.01%, 01/25/26 (a)(c)	300,000	285,975
4.60%, 03/09/26	350,000	341,743
3.29%, 03/17/26 (a)(c)	300,000	290,337
3.11%, 04/08/26 (a)(c)	400,000	385,780
3.40%, 05/01/26	300,000	286,500
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.61%, 09/29/26 (a)(c)	500,000	499,650
3.20%, 10/21/26 (a)	500,000	471,225
4.30%, 11/20/26	250,000	241,568
1.12%, 01/28/27 (a)(c)	450,000	407,659
1.46%, 06/09/27 (a)(c)	500,000	450,415
4.45%, 09/29/27	500,000	479,060
3.89%, 01/10/28 (a)(c)	400,000	380,884
3.07%, 02/24/28 (a)(c)	500,000	463,780
4.66%, 05/24/28 (a)(c)	350,000	342,034
3.67%, 07/24/28 (a)(c)	250,000	234,295
4.13%, 07/25/28	300,000	280,902
3.52%, 10/27/28 (a)(c)	400,000	372,120
4.08%, 04/23/29 (a)(c)	300,000	282,618
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	236,313
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	200,000	192,354
2.85%, 07/27/26 (a)	250,000	228,303
Commonwealth Bank of Australia
5.08%, 01/10/25	250,000	249,670
5.50%, 09/12/25	250,000	251,320
Cooperatieve Rabobank UA
1.38%, 01/10/25	250,000	239,628
3.38%, 05/21/25	250,000	243,137
4.38%, 08/04/25	250,000	242,745
3.75%, 07/21/26	250,000	236,818
Credit Suisse AG
7.95%, 01/09/25	250,000	254,972
3.70%, 02/21/25	250,000	242,742
1.25%, 08/07/26	500,000	444,780
5.00%, 07/09/27	250,000	245,160
7.50%, 02/15/28	350,000	374,979
Deutsche Bank AG
4.50%, 04/01/25	250,000	242,740
4.16%, 05/13/25	150,000	146,814
4.10%, 01/13/26	200,000	193,452
1.69%, 03/19/26	200,000	183,462
2.13%, 11/24/26 (a)(c)	500,000	458,725
2.31%, 11/16/27 (a)(c)	500,000	447,595
2.55%, 01/07/28 (a)(c)	200,000	178,804
6.72%, 01/18/29 (a)(c)	200,000	203,704
4.88%, 12/01/32 (a)(c)	200,000	176,084
Discover Bank
3.45%, 07/27/26 (a)	250,000	230,423
Discover Financial Services
3.75%, 03/04/25 (a)	100,000	96,932
4.50%, 01/30/26 (a)	250,000	242,120
4.10%, 02/09/27 (a)	150,000	139,586
Fifth Third Bancorp
2.38%, 01/28/25 (a)	50,000	48,080
2.55%, 05/05/27 (a)	175,000	158,011
1.71%, 11/01/27 (a)(c)	100,000	88,369
6.36%, 10/27/28 (a)(c)	250,000	251,765
6.34%, 07/27/29 (a)(c)	200,000	202,200
Fifth Third Bank NA
3.95%, 07/28/25 (a)	250,000	242,403
3.85%, 03/15/26 (a)	200,000	189,382
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(c)	50,000	47,191
First Horizon Corp.
4.00%, 05/26/25 (a)	100,000	95,472
Goldman Sachs Group, Inc.
3.50%, 01/23/25 (a)	425,000	414,600
3.50%, 04/01/25 (a)	650,000	631,299
3.75%, 05/22/25 (a)	500,000	486,940
4.25%, 10/21/25	300,000	292,398

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.86%, 02/12/26 (a)(c)	250,000	234,808
3.75%, 02/25/26 (a)	300,000	289,638
3.50%, 11/16/26 (a)	500,000	477,235
1.09%, 12/09/26 (a)(c)	550,000	500,098
5.95%, 01/15/27	150,000	152,889
3.85%, 01/26/27 (a)	300,000	288,186
1.43%, 03/09/27 (a)(c)	550,000	499,103
1.54%, 09/10/27 (a)(c)	550,000	490,374
1.95%, 10/21/27 (a)(c)	500,000	449,130
2.64%, 02/24/28 (a)(c)	600,000	546,780
3.62%, 03/15/28 (a)(c)	750,000	705,990
3.69%, 06/05/28 (a)(c)	575,000	540,293
4.48%, 08/23/28 (a)(c)	250,000	241,233
3.81%, 04/23/29 (a)(c)	400,000	371,928
4.22%, 05/01/29 (a)(c)	200,000	188,986
6.48%, 10/24/29 (a)(c)	500,000	517,990
HSBC Holdings PLC
4.25%, 08/18/25	350,000	339,860
4.18%, 12/09/25 (a)(c)	200,000	196,050
4.30%, 03/08/26	400,000	390,328
3.00%, 03/10/26 (a)(c)	400,000	384,656
1.65%, 04/18/26 (a)(c)	425,000	399,925
3.90%, 05/25/26	400,000	384,592
2.10%, 06/04/26 (a)(c)	300,000	282,927
4.29%, 09/12/26 (a)(c)	400,000	387,824
4.38%, 11/23/26	300,000	289,779
1.59%, 05/24/27 (a)(c)	400,000	360,504
5.89%, 08/14/27 (a)(c)	400,000	400,904
2.25%, 11/22/27 (a)(c)	500,000	452,590
4.04%, 03/13/28 (a)(c)	600,000	568,206
4.76%, 06/09/28 (a)(c)	200,000	193,604
5.21%, 08/11/28 (a)(c)	450,000	442,309
2.01%, 09/22/28 (a)(c)	200,000	174,410
7.39%, 11/03/28 (a)(c)	250,000	264,112
6.16%, 03/09/29 (a)(c)	400,000	405,368
4.58%, 06/19/29 (a)(c)	500,000	476,280
2.21%, 08/17/29 (a)(c)	400,000	339,952
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(c)	250,000	237,780
6.21%, 08/21/29 (a)(c)	200,000	200,308
Huntington National Bank
4.55%, 05/17/28 (a)(c)	250,000	236,903
ING Groep NV
3.87%, 03/28/26 (a)(c)	300,000	291,903
3.95%, 03/29/27	200,000	190,120
1.73%, 04/01/27 (a)(c)	200,000	181,858
4.02%, 03/28/28 (a)(c)	300,000	284,922
4.55%, 10/02/28	300,000	288,465
JPMorgan Chase & Co.
3.13%, 01/23/25 (a)	400,000	389,860
3.90%, 07/15/25 (a)	400,000	391,480
7.75%, 07/15/25	100,000	104,144
1.56%, 12/10/25 (a)(c)	250,000	238,810
2.60%, 02/24/26 (a)(c)	350,000	336,686
2.01%, 03/13/26 (a)(c)	550,000	524,073
3.30%, 04/01/26 (a)	500,000	478,315
2.08%, 04/22/26 (a)(c)	600,000	570,282
4.08%, 04/26/26 (a)(c)	500,000	489,255
3.20%, 06/15/26 (a)	350,000	334,295
2.95%, 10/01/26 (a)	600,000	567,522
1.05%, 11/19/26 (a)(c)	650,000	594,061
4.13%, 12/15/26	300,000	290,427
3.96%, 01/29/27 (a)(c)	400,000	387,232
1.04%, 02/04/27 (a)(c)	350,000	317,639
1.58%, 04/22/27 (a)(c)	600,000	546,330
1.47%, 09/22/27 (a)(c)	450,000	403,425
4.25%, 10/01/27	300,000	292,029
3.78%, 02/01/28 (a)(c)	550,000	523,886
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 02/24/28 (a)(c)	200,000	185,330
4.32%, 04/26/28 (a)(c)	500,000	483,890
3.54%, 05/01/28 (a)(c)	300,000	282,378
2.18%, 06/01/28 (a)(c)	350,000	314,356
4.85%, 07/25/28 (a)(c)	750,000	738,712
3.51%, 01/23/29 (a)(c)	350,000	325,192
4.01%, 04/23/29 (a)(c)	350,000	330,739
2.07%, 06/01/29 (a)(c)	250,000	216,825
4.20%, 07/23/29 (a)(c)	450,000	428,197
5.30%, 07/24/29 (a)(c)	400,000	398,956
6.09%, 10/23/29 (a)(c)	400,000	411,840
KeyBank NA
3.30%, 06/01/25	250,000	237,240
5.85%, 11/15/27 (a)	250,000	241,953
4.39%, 12/14/27	250,000	227,653
KeyCorp
4.15%, 10/29/25	150,000	144,470
2.25%, 04/06/27	250,000	217,623
Lloyds Banking Group PLC
4.45%, 05/08/25	450,000	441,612
4.58%, 12/10/25	250,000	241,455
2.44%, 02/05/26 (a)(c)	400,000	383,000
4.65%, 03/24/26	400,000	386,228
3.75%, 01/11/27	200,000	189,078
1.63%, 05/11/27 (a)(c)	250,000	225,720
3.75%, 03/18/28 (a)(c)	250,000	234,385
4.55%, 08/16/28	200,000	191,228
3.57%, 11/07/28 (a)(c)	300,000	276,465
5.87%, 03/06/29 (a)(c)	200,000	200,654
M&T Bank Corp.
4.55%, 08/16/28 (a)(c)	250,000	233,528
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	240,795
4.65%, 01/27/26 (a)	250,000	240,825
4.70%, 01/27/28 (a)	250,000	235,253
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/25	550,000	527,444
3.78%, 03/02/25	250,000	244,412
1.41%, 07/17/25	400,000	374,164
3.85%, 03/01/26	450,000	434,659
2.76%, 09/13/26	200,000	186,250
3.68%, 02/22/27	250,000	238,155
1.54%, 07/20/27 (a)(c)	350,000	315,210
3.29%, 07/25/27	200,000	187,078
1.64%, 10/13/27 (a)(c)	250,000	223,928
2.34%, 01/19/28 (a)(c)	350,000	317,534
4.08%, 04/19/28 (a)(c)	200,000	191,144
5.35%, 09/13/28 (a)(c)	250,000	249,417
5.42%, 02/22/29 (a)(c)	200,000	200,382
5.24%, 04/19/29 (a)(c)	200,000	198,660
Mizuho Financial Group, Inc.
2.65%, 05/22/26 (a)(c)	200,000	190,622
2.23%, 05/25/26 (a)(c)	250,000	236,908
1.23%, 05/22/27 (a)(c)	200,000	179,616
1.55%, 07/09/27 (a)(c)	200,000	180,200
4.02%, 03/05/28	200,000	189,880
5.41%, 09/13/28 (a)(c)	200,000	199,210
5.67%, 05/27/29 (a)(c)	200,000	201,138
5.78%, 07/06/29 (a)(c)	200,000	202,346
4.25%, 09/11/29 (a)(c)	200,000	188,854
Morgan Stanley
4.00%, 07/23/25	500,000	488,920
5.00%, 11/24/25	350,000	346,307
3.88%, 01/27/26	550,000	534,633
2.63%, 02/18/26 (a)(c)	200,000	192,156
2.19%, 04/28/26 (a)(c)	550,000	523,270
4.68%, 07/17/26 (a)(c)	400,000	393,280

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 07/27/26	400,000	378,360
6.25%, 08/09/26	250,000	255,320
4.35%, 09/08/26	450,000	436,770
0.99%, 12/10/26 (a)(c)	500,000	453,220
3.63%, 01/20/27	550,000	525,453
5.05%, 01/28/27 (a)(c)	250,000	247,700
3.95%, 04/23/27	300,000	284,889
1.59%, 05/04/27 (a)(c)	600,000	544,140
1.51%, 07/20/27 (a)(c)	500,000	449,270
2.48%, 01/21/28 (a)(c)	400,000	364,856
4.21%, 04/20/28 (a)(c)	200,000	192,162
3.59%, 07/22/28 (a)(c)	500,000	468,130
6.30%, 10/18/28 (a)(c)	400,000	411,452
3.77%, 01/24/29 (a)(c)	250,000	233,375
5.12%, 02/01/29 (a)(c)	500,000	492,210
5.16%, 04/20/29 (a)(c)	500,000	492,195
5.45%, 07/20/29 (a)(c)	450,000	448,519
6.41%, 11/01/29 (a)(c)	300,000	310,839
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	250,000	247,075
National Australia Bank Ltd.
4.97%, 01/12/26	250,000	249,147
2.50%, 07/12/26	400,000	374,824
3.91%, 06/09/27	275,000	264,432
4.94%, 01/12/28	250,000	247,970
4.90%, 06/13/28	250,000	247,887
National Bank of Canada
5.25%, 01/17/25	250,000	249,062
NatWest Group PLC
4.80%, 04/05/26	400,000	392,552
1.64%, 06/14/27 (a)(c)	400,000	359,500
3.07%, 05/22/28 (a)(c)	200,000	182,212
5.52%, 09/30/28 (a)(c)	200,000	197,104
4.89%, 05/18/29 (a)(c)	300,000	287,364
Northern Trust Corp.
3.95%, 10/30/25	200,000	195,520
4.00%, 05/10/27 (a)	200,000	194,386
PNC Bank NA
2.95%, 02/23/25 (a)	250,000	241,915
3.88%, 04/10/25 (a)	250,000	243,525
3.25%, 06/01/25 (a)	250,000	241,040
3.25%, 01/22/28 (a)	250,000	229,940
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	250,000	233,618
1.15%, 08/13/26 (a)	200,000	179,270
4.76%, 01/26/27 (a)(c)	250,000	244,680
5.35%, 12/02/28 (a)(c)	350,000	346,087
5.58%, 06/12/29 (a)(c)	500,000	496,890
Regions Financial Corp.
2.25%, 05/18/25 (a)	200,000	188,490
Royal Bank of Canada
1.60%, 01/21/25	250,000	239,833
3.38%, 04/14/25	350,000	340,480
1.15%, 06/10/25	300,000	281,640
0.88%, 01/20/26	300,000	273,876
4.65%, 01/27/26	250,000	245,832
1.20%, 04/27/26	200,000	181,714
1.15%, 07/14/26	250,000	224,988
1.40%, 11/02/26	250,000	224,605
2.05%, 01/21/27	150,000	136,712
3.63%, 05/04/27	250,000	237,425
4.24%, 08/03/27	250,000	242,458
6.00%, 11/01/27	250,000	257,000
Santander Holdings USA, Inc.
4.50%, 07/17/25 (a)	250,000	244,477
3.24%, 10/05/26 (a)(d)	200,000	184,838
4.40%, 07/13/27 (a)	250,000	238,318
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.49%, 01/06/28 (a)(c)	150,000	134,519
6.50%, 03/09/29 (a)(c)	200,000	202,442
6.57%, 06/12/29 (a)(c)	100,000	100,714
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (a)(c)	200,000	183,896
1.67%, 06/14/27 (a)(c)	250,000	223,233
2.47%, 01/11/28 (a)(c)	250,000	223,220
3.82%, 11/03/28 (a)(c)	200,000	183,722
6.53%, 01/10/29 (a)(c)	250,000	252,145
State Street Corp.
3.30%, 12/16/24	200,000	195,816
3.55%, 08/18/25	400,000	389,224
2.90%, 03/30/26 (a)(c)	150,000	144,711
5.10%, 05/18/26 (a)(c)	200,000	198,698
5.27%, 08/03/26 (a)	200,000	199,960
2.20%, 02/07/28 (a)(c)	200,000	182,364
5.68%, 11/21/29 (a)(c)	150,000	151,356
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	200,000	192,928
1.47%, 07/08/25	500,000	468,635
0.95%, 01/12/26	250,000	227,703
3.78%, 03/09/26	400,000	385,872
2.63%, 07/14/26	400,000	373,172
1.40%, 09/17/26	300,000	269,115
3.01%, 10/19/26	200,000	187,380
3.45%, 01/11/27	200,000	188,928
2.17%, 01/14/27	200,000	181,394
3.36%, 07/12/27	400,000	373,928
5.52%, 01/13/28	250,000	251,277
3.54%, 01/17/28	200,000	186,292
5.80%, 07/13/28	200,000	203,086
5.72%, 09/14/28	400,000	405,584
1.90%, 09/17/28	250,000	213,690
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	242,720
5.63%, 08/23/27 (a)	250,000	237,100
Synchrony Financial
4.50%, 07/23/25 (a)	150,000	144,479
3.95%, 12/01/27 (a)	150,000	134,805
Toronto-Dominion Bank
1.45%, 01/10/25	100,000	95,784
3.77%, 06/06/25	400,000	390,052
1.15%, 06/12/25	150,000	140,703
0.75%, 09/11/25	200,000	184,328
0.75%, 01/06/26	250,000	227,558
1.20%, 06/03/26	200,000	180,750
5.53%, 07/17/26	300,000	301,689
1.25%, 09/10/26	200,000	179,894
1.95%, 01/12/27	200,000	181,714
2.80%, 03/10/27	250,000	231,610
4.11%, 06/08/27	250,000	240,555
4.69%, 09/15/27	300,000	294,528
5.16%, 01/10/28	200,000	198,540
5.52%, 07/17/28	150,000	151,314
3.63%, 09/15/31 (a)(c)	200,000	187,928
Truist Bank
2.15%, 12/06/24 (a)	250,000	240,835
1.50%, 03/10/25 (a)	250,000	236,400
3.63%, 09/16/25 (a)	300,000	287,163
3.30%, 05/15/26 (a)	200,000	187,060
3.80%, 10/30/26 (a)	250,000	233,815
Truist Financial Corp.
4.00%, 05/01/25 (a)	250,000	244,127
1.20%, 08/05/25 (a)	250,000	232,083
5.90%, 10/28/26 (a)(c)	250,000	249,075
1.27%, 03/02/27 (a)(c)	200,000	180,034
1.13%, 08/03/27 (a)	150,000	128,117

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.12%, 06/06/28 (a)(c)	200,000	188,110
4.87%, 01/26/29 (a)(c)	250,000	239,880
1.89%, 06/07/29 (a)(c)	200,000	167,560
7.16%, 10/30/29 (a)(c)	250,000	261,415
U.S. Bancorp
1.45%, 05/12/25 (a)	400,000	377,332
3.95%, 11/17/25 (a)	250,000	243,762
3.10%, 04/27/26 (a)	200,000	189,492
2.38%, 07/22/26 (a)	200,000	185,328
5.73%, 10/21/26 (a)(c)	200,000	199,336
2.22%, 01/27/28 (a)(c)	200,000	181,202
4.55%, 07/22/28 (a)(c)	400,000	385,068
4.65%, 02/01/29 (a)(c)	300,000	288,222
5.78%, 06/12/29 (a)(c)	250,000	249,985
U.S. Bank NA
2.05%, 01/21/25 (a)	250,000	240,613
2.80%, 01/27/25 (a)	250,000	241,848
UBS AG
5.65%, 09/11/28	250,000	252,887
UBS Group AG
3.75%, 03/26/25	500,000	485,405
4.55%, 04/17/26	350,000	341,264
Wells Fargo & Co.
3.00%, 02/19/25	400,000	388,204
3.55%, 09/29/25	400,000	386,928
2.16%, 02/11/26 (a)(c)	450,000	430,020
3.00%, 04/22/26	600,000	567,696
3.91%, 04/25/26 (a)(c)	450,000	438,214
2.19%, 04/30/26 (a)(c)	500,000	475,530
4.10%, 06/03/26	450,000	433,854
4.54%, 08/15/26 (a)(c)	200,000	196,168
3.00%, 10/23/26	600,000	562,176
3.20%, 06/17/27 (a)(c)	450,000	424,368
4.30%, 07/22/27	400,000	384,144
3.53%, 03/24/28 (a)(c)	700,000	656,649
3.58%, 05/22/28 (a)(c)	500,000	468,450
2.39%, 06/02/28 (a)(c)	500,000	449,595
4.81%, 07/25/28 (a)(c)	500,000	487,820
5.57%, 07/25/29 (a)(c)	700,000	699,573
6.30%, 10/23/29 (a)(c)	400,000	412,380
Wells Fargo Bank NA
5.55%, 08/01/25 (a)	350,000	351,225
5.45%, 08/07/26 (a)	350,000	352,159
Westpac Banking Corp.
2.35%, 02/19/25	200,000	193,238
3.74%, 08/26/25	150,000	146,375
2.85%, 05/13/26	200,000	189,996
1.15%, 06/03/26	250,000	227,175
2.70%, 08/19/26	200,000	188,520
3.35%, 03/08/27	200,000	189,822
5.46%, 11/18/27	250,000	253,420
3.40%, 01/25/28	200,000	187,988
5.54%, 11/17/28	200,000	203,484
1.95%, 11/20/28	200,000	172,284
2.89%, 02/04/30 (a)(c)	200,000	191,166
4.32%, 11/23/31 (a)(c)	300,000	283,515
		142,014,789
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	100,000	95,935
Ameriprise Financial, Inc.
3.00%, 04/02/25 (a)	150,000	145,321
BlackRock, Inc.
3.20%, 03/15/27	100,000	95,464
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brookfield Corp.
4.00%, 01/15/25 (a)	100,000	98,208
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	200,000	188,082
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	150,000	144,204
Charles Schwab Corp.
3.00%, 03/10/25 (a)(e)	50,000	48,390
4.20%, 03/24/25 (a)(e)	50,000	49,165
3.63%, 04/01/25 (a)(e)	50,000	48,707
3.85%, 05/21/25 (a)(e)	100,000	97,516
3.45%, 02/13/26 (a)(e)	50,000	48,003
0.90%, 03/11/26 (a)(e)	200,000	180,354
1.15%, 05/13/26 (a)(e)	150,000	135,381
5.88%, 08/24/26 (a)(e)	125,000	126,245
3.20%, 03/02/27 (a)(e)	100,000	93,646
2.45%, 03/03/27 (a)(e)	200,000	182,018
3.30%, 04/01/27 (a)(e)	100,000	93,757
3.20%, 01/25/28 (a)(e)	100,000	92,171
2.00%, 03/20/28 (a)(e)	150,000	129,844
5.64%, 05/19/29 (a)(c)(e)	150,000	149,586
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	96,004
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	96,697
Intercontinental Exchange, Inc.
3.65%, 05/23/25	200,000	195,024
3.75%, 12/01/25 (a)	200,000	194,798
3.10%, 09/15/27 (a)	100,000	93,707
4.00%, 09/15/27 (a)	250,000	241,400
3.75%, 09/21/28 (a)	100,000	94,606
Invesco Finance PLC
3.75%, 01/15/26	150,000	144,919
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	195,652
5.88%, 07/21/28 (a)	150,000	149,500
Lazard Group LLC
3.75%, 02/13/25	100,000	97,247
3.63%, 03/01/27 (a)	150,000	138,849
Legg Mason, Inc.
4.75%, 03/15/26	75,000	74,039
LPL Holdings, Inc.
6.75%, 11/17/28 (a)	100,000	102,372
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	144,912
5.35%, 06/28/28 (a)	175,000	175,975
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	192,850
1.85%, 07/16/25	400,000	374,844
2.33%, 01/22/27	200,000	180,276
5.39%, 07/06/27	200,000	197,152
5.84%, 01/18/28	200,000	200,650
6.07%, 07/12/28	200,000	202,434
2.17%, 07/14/28	200,000	170,994
		5,996,898
Finance Companies 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/25 (a)	200,000	201,204
4.45%, 10/01/25 (a)	150,000	145,875
1.75%, 01/30/26 (a)	250,000	228,827
4.45%, 04/03/26 (a)	150,000	145,858
2.45%, 10/29/26 (a)	500,000	455,575
6.45%, 04/15/27 (a)(d)	250,000	253,330
3.65%, 07/21/27 (a)	200,000	186,290

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 10/15/27 (a)	150,000	144,057
5.75%, 06/06/28 (a)	150,000	149,584
3.00%, 10/29/28 (a)	650,000	573,605
Air Lease Corp.
2.30%, 02/01/25 (a)	200,000	191,608
3.25%, 03/01/25 (a)	100,000	96,547
3.38%, 07/01/25 (a)	150,000	144,034
2.88%, 01/15/26 (a)	200,000	188,244
3.75%, 06/01/26 (a)	150,000	142,894
1.88%, 08/15/26 (a)	250,000	226,265
2.20%, 01/15/27 (a)	200,000	179,652
5.85%, 12/15/27 (a)	100,000	100,498
5.30%, 02/01/28 (a)	150,000	148,443
4.63%, 10/01/28 (a)	100,000	95,227
Aircastle Ltd.
4.25%, 06/15/26 (a)	125,000	118,799
ARES Capital Corp.
4.25%, 03/01/25 (a)	100,000	96,939
3.25%, 07/15/25 (a)	150,000	142,063
3.88%, 01/15/26 (a)	250,000	236,960
2.15%, 07/15/26 (a)	150,000	134,417
2.88%, 06/15/27 (a)	100,000	89,316
2.88%, 06/15/28 (a)	200,000	170,782
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	75,000	67,946
2.55%, 10/13/26 (a)	50,000	44,052
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	89,589
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	91,153
Blackstone Private Credit Fund
2.70%, 01/15/25 (a)	125,000	119,725
4.70%, 03/24/25 (b)	200,000	195,198
2.63%, 12/15/26 (a)	200,000	176,166
3.25%, 03/15/27 (a)	200,000	177,868
7.30%, 11/27/28 (a)(d)	75,000	74,849
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	200,000	187,580
2.75%, 09/16/26 (a)	150,000	134,186
2.13%, 02/15/27 (a)	100,000	86,620
2.85%, 09/30/28 (a)	100,000	83,812
Blue Owl Capital Corp.
4.00%, 03/30/25 (a)	50,000	48,012
3.75%, 07/22/25 (a)	100,000	94,819
4.25%, 01/15/26 (a)	100,000	94,584
3.40%, 07/15/26 (a)	250,000	228,067
2.88%, 06/11/28 (a)	100,000	85,393
Blue Owl Capital Corp. III
3.13%, 04/13/27 (a)	50,000	43,417
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	150,000	134,204
4.70%, 02/08/27 (a)	150,000	138,228
7.75%, 09/16/27 (a)	100,000	100,104
7.95%, 06/13/28 (a)(d)	100,000	100,420
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	75,000	64,029
FS KKR Capital Corp.
4.13%, 02/01/25 (a)	50,000	48,574
3.40%, 01/15/26 (a)	200,000	186,380
2.63%, 01/15/27 (a)	150,000	130,974
3.13%, 10/12/28 (a)	100,000	84,361
GATX Corp.
3.25%, 09/15/26 (a)	100,000	94,062
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	48,657
2.88%, 01/15/26 (a)	150,000	140,481
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	100,000	88,962
2.05%, 02/15/27 (a)	100,000	86,546
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	75,000	66,302
3.38%, 01/20/27 (a)	100,000	89,078
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	90,268
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	94,966
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	48,011
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)(d)	50,000	51,449
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	136,907
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	89,893
		9,222,785
Financial Other 0.0%
ORIX Corp.
3.25%, 12/04/24	200,000	195,040
Insurance 0.7%
Aegon Ltd.
5.50%, 04/11/48 (a)(c)	200,000	186,238
Aflac, Inc.
1.13%, 03/15/26 (a)	75,000	68,390
2.88%, 10/15/26 (a)	100,000	93,944
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	150,000	145,078
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	136,890
3.28%, 12/15/26 (a)	100,000	94,853
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	94,732
American International Group, Inc.
5.75%, 04/01/48 (a)(c)	125,000	117,388
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	200,000	185,566
Aon Global Ltd.
3.88%, 12/15/25 (a)	100,000	97,226
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	150,000	143,890
Assurant, Inc.
4.90%, 03/27/28 (a)	75,000	72,917
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	75,000	77,007
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	187,142
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	94,313
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	500,000	483,265
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	175,000	162,018
Centene Corp.
4.25%, 12/15/27 (a)	400,000	377,844
2.45%, 07/15/28 (a)	400,000	346,964
Chubb INA Holdings, Inc.
3.15%, 03/15/25	175,000	170,152
3.35%, 05/03/26 (a)	200,000	192,978

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	105,858
CNA Financial Corp.
4.50%, 03/01/26 (a)	150,000	146,896
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	100,000	98,732
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	175,000	169,717
3.65%, 04/05/27 (a)	225,000	211,900
6.88%, 12/15/52 (a)(c)	150,000	144,411
Elevance Health, Inc.
2.38%, 01/15/25 (a)	300,000	289,671
1.50%, 03/15/26 (a)	200,000	184,098
3.65%, 12/01/27 (a)	250,000	237,835
4.10%, 03/01/28 (a)	150,000	144,780
Equitable Holdings, Inc.
7.00%, 04/01/28	50,000	52,670
4.35%, 04/20/28 (a)	200,000	190,202
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	101,280
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	97,324
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	50,000	47,338
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	50,000	52,156
Humana, Inc.
4.50%, 04/01/25 (a)	150,000	148,000
1.35%, 02/03/27 (a)	150,000	133,313
3.95%, 03/15/27 (a)	150,000	144,432
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	100,000	97,334
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	97,256
Lincoln National Corp.
3.63%, 12/12/26 (a)	100,000	94,466
Loews Corp.
3.75%, 04/01/26 (a)	150,000	145,177
Manulife Financial Corp.
4.15%, 03/04/26	200,000	195,752
4.06%, 02/24/32 (a)(c)	200,000	182,972
Marsh & McLennan Cos., Inc.
3.50%, 03/10/25 (a)	150,000	146,559
3.75%, 03/14/26 (a)	50,000	48,631
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	94,085
MetLife, Inc.
3.00%, 03/01/25	100,000	97,244
3.60%, 11/13/25 (a)	100,000	97,255
Old Republic International Corp.
3.88%, 08/26/26 (a)	100,000	95,667
Principal Financial Group, Inc.
3.40%, 05/15/25 (a)	100,000	96,874
Progressive Corp.
2.45%, 01/15/27	100,000	92,730
2.50%, 03/15/27 (a)	100,000	92,738
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	92,079
5.38%, 05/15/45 (a)(c)	250,000	242,170
4.50%, 09/15/47 (a)(c)	100,000	90,120
5.70%, 09/15/48 (a)(c)	150,000	139,712
Radian Group, Inc.
4.88%, 03/15/27 (a)	150,000	142,160
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	97,253
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	100,000	97,494
UnitedHealth Group, Inc.
3.75%, 07/15/25	250,000	244,827
5.15%, 10/15/25	200,000	201,044
3.70%, 12/15/25	100,000	97,517
1.25%, 01/15/26	100,000	92,764
3.10%, 03/15/26	200,000	192,258
3.45%, 01/15/27	100,000	95,868
3.70%, 05/15/27 (a)(b)	200,000	192,908
2.95%, 10/15/27	150,000	140,004
5.25%, 02/15/28 (a)	200,000	204,104
3.85%, 06/15/28	150,000	144,076
Voya Financial, Inc.
3.65%, 06/15/26	100,000	95,641
4.70%, 01/23/48 (a)(c)	50,000	40,440
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	146,131
4.50%, 09/15/28 (a)	100,000	95,922
		10,788,640
REITs 0.8%
Agree LP
2.00%, 06/15/28 (a)	100,000	84,797
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	100,000	97,084
4.30%, 01/15/26 (a)	50,000	48,684
3.95%, 01/15/27 (a)	100,000	95,306
3.95%, 01/15/28 (a)	100,000	94,006
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	94,833
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	100,000	97,243
3.50%, 11/15/25 (a)	50,000	48,125
3.35%, 05/15/27 (a)	100,000	94,262
3.20%, 01/15/28 (a)	100,000	92,913
Boston Properties LP
3.20%, 01/15/25 (a)	200,000	193,154
3.65%, 02/01/26 (a)	100,000	94,688
2.75%, 10/01/26 (a)	200,000	181,412
6.75%, 12/01/27 (a)	100,000	101,796
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	100,000	97,270
4.13%, 06/15/26 (a)	100,000	95,774
3.90%, 03/15/27 (a)	150,000	140,778
Camden Property Trust
4.10%, 10/15/28 (a)	50,000	47,548
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	91,915
CubeSmart LP
3.13%, 09/01/26 (a)	100,000	93,636
Digital Realty Trust LP
3.70%, 08/15/27 (a)	200,000	188,704
5.55%, 01/15/28 (a)	150,000	149,916
EPR Properties
4.50%, 04/01/25 (a)	50,000	48,578
4.75%, 12/15/26 (a)	100,000	94,231
4.50%, 06/01/27 (a)	100,000	91,993
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	96,918
2.85%, 11/01/26 (a)	100,000	93,690
3.50%, 03/01/28 (a)	100,000	93,716

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Essex Portfolio LP
3.50%, 04/01/25 (a)	100,000	97,003
3.38%, 04/15/26 (a)	150,000	143,158
1.70%, 03/01/28 (a)	100,000	85,477
Extra Space Storage LP
3.50%, 07/01/26 (a)	200,000	189,934
5.70%, 04/01/28 (a)	100,000	100,412
Federal Realty OP LP
1.25%, 02/15/26 (a)	150,000	136,735
5.38%, 05/01/28 (a)	50,000	49,616
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	150,000	141,445
Healthpeak OP LLC
3.40%, 02/01/25 (a)	100,000	97,263
4.00%, 06/01/25 (a)	100,000	97,506
3.25%, 07/15/26 (a)	100,000	94,918
Highwoods Realty LP
4.13%, 03/15/28 (a)	100,000	89,977
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	100,000	96,860
4.50%, 02/01/26 (a)	100,000	97,034
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	100,000	78,889
5.95%, 02/15/28 (a)	100,000	84,703
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	100,000	85,497
Kimco Realty OP LLC
3.30%, 02/01/25 (a)	100,000	97,150
3.80%, 04/01/27 (a)	100,000	94,501
1.90%, 03/01/28 (a)	100,000	85,670
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	93,299
LXP Industrial Trust
6.75%, 11/15/28 (a)	50,000	50,934
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	97,528
3.60%, 06/01/27 (a)	150,000	142,645
NNN REIT, Inc.
4.00%, 11/15/25 (a)	100,000	96,921
3.50%, 10/15/27 (a)	100,000	92,490
4.30%, 10/15/28 (a)	100,000	94,348
Omega Healthcare Investors, Inc.
4.50%, 01/15/25 (a)	100,000	97,908
5.25%, 01/15/26 (a)	100,000	97,608
4.50%, 04/01/27 (a)	150,000	140,980
4.75%, 01/15/28 (a)	50,000	46,787
Physicians Realty LP
3.95%, 01/15/28 (a)	100,000	93,153
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	50,000	51,268
Prologis LP
3.25%, 06/30/26 (a)	100,000	95,673
2.13%, 04/15/27 (a)	100,000	90,758
4.88%, 06/15/28 (a)	200,000	198,234
4.00%, 09/15/28 (a)	75,000	71,451
Public Storage Operating Co.
0.88%, 02/15/26 (a)	150,000	136,752
1.50%, 11/09/26 (a)	100,000	90,797
1.85%, 05/01/28 (a)	100,000	87,250
1.95%, 11/09/28 (a)	75,000	64,867
Realty Income Corp.
3.88%, 04/15/25 (a)	50,000	48,935
4.63%, 11/01/25 (a)	200,000	196,974
4.88%, 06/01/26 (a)	150,000	148,431
4.13%, 10/15/26 (a)	150,000	145,369
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 01/15/27 (a)	150,000	140,002
3.95%, 08/15/27 (a)	150,000	142,914
3.65%, 01/15/28 (a)	100,000	93,869
Regency Centers LP
3.60%, 02/01/27 (a)	150,000	142,045
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	50,000	50,271
Sabra Health Care LP
5.13%, 08/15/26 (a)	100,000	96,846
Simon Property Group LP
3.50%, 09/01/25 (a)	200,000	193,180
3.30%, 01/15/26 (a)	100,000	95,812
3.25%, 11/30/26 (a)	150,000	141,768
1.38%, 01/15/27 (a)	150,000	133,125
3.38%, 06/15/27 (a)	100,000	93,824
3.38%, 12/01/27 (a)	100,000	93,140
SITE Centers Corp.
3.63%, 02/01/25 (a)	50,000	48,357
4.25%, 02/01/26 (a)	100,000	96,663
4.70%, 06/01/27 (a)	100,000	96,665
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	97,023
2.10%, 03/15/28 (a)	75,000	65,294
STORE Capital Corp.
4.50%, 03/15/28 (a)	50,000	44,722
Sun Communities Operating LP
2.30%, 11/01/28 (a)	50,000	42,634
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	92,407
UDR, Inc.
3.50%, 07/01/27 (a)	150,000	140,560
Ventas Realty LP
2.65%, 01/15/25 (a)	100,000	96,236
3.50%, 02/01/25 (a)	100,000	97,217
4.13%, 01/15/26 (a)	100,000	96,672
3.25%, 10/15/26 (a)	100,000	93,517
4.00%, 03/01/28 (a)	100,000	93,405
Vornado Realty LP
3.50%, 01/15/25 (a)	100,000	96,313
2.15%, 06/01/26 (a)	100,000	86,705
Welltower OP LLC
4.00%, 06/01/25 (a)	250,000	243,807
4.25%, 04/01/26 (a)	100,000	97,316
2.70%, 02/15/27 (a)	100,000	92,408
4.25%, 04/15/28 (a)	102,000	97,446
WP Carey, Inc.
4.00%, 02/01/25 (a)	150,000	146,869
		10,937,110
		179,155,262

Industrial 13.2%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	200,000	187,586
Albemarle Corp.
4.65%, 06/01/27 (a)	150,000	144,595
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	175,468
ArcelorMittal SA
4.55%, 03/11/26	100,000	97,838
6.55%, 11/29/27 (a)	200,000	206,826

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	175,000	174,221
4.75%, 02/28/28 (a)	175,000	173,437
5.10%, 09/08/28 (a)	150,000	150,621
Celanese U.S. Holdings LLC
6.05%, 03/15/25	200,000	200,400
1.40%, 08/05/26 (a)	150,000	133,707
6.17%, 07/15/27 (a)	300,000	303,051
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	182,808
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	300,000	295,188
4.73%, 11/15/28 (a)	350,000	346,055
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	146,203
Ecolab, Inc.
2.70%, 11/01/26 (a)	200,000	189,202
3.25%, 12/01/27 (a)	150,000	141,623
EIDP, Inc.
1.70%, 07/15/25 (a)	100,000	93,997
FMC Corp.
3.20%, 10/01/26 (a)	150,000	139,661
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	100,000	97,707
4.13%, 03/01/28 (a)	100,000	93,781
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	75,000	71,605
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	96,706
Linde, Inc.
2.65%, 02/05/25 (a)	100,000	97,000
4.70%, 12/05/25 (a)	100,000	99,472
3.20%, 01/30/26 (a)	100,000	96,415
LYB International Finance III LLC
1.25%, 10/01/25 (a)	150,000	138,783
Mosaic Co.
4.05%, 11/15/27 (a)	150,000	144,320
Nucor Corp.
2.00%, 06/01/25 (a)	50,000	47,521
4.30%, 05/23/27 (a)	200,000	195,074
3.95%, 05/01/28 (a)	100,000	95,835
Nutrien Ltd.
3.00%, 04/01/25 (a)	100,000	96,524
4.90%, 03/27/28 (a)	125,000	123,680
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	93,622
PPG Industries, Inc.
1.20%, 03/15/26 (a)	200,000	182,548
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	100,000	92,896
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	150,000	162,852
RPM International, Inc.
3.75%, 03/15/27 (a)	100,000	95,090
Sherwin-Williams Co.
3.45%, 08/01/25 (a)	100,000	96,702
3.95%, 01/15/26 (a)	50,000	48,632
3.45%, 06/01/27 (a)	300,000	284,478
Southern Copper Corp.
3.88%, 04/23/25	100,000	97,586
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	96,959
2.40%, 06/15/25 (a)	100,000	95,154
1.65%, 10/15/27 (a)	100,000	87,334
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Suzano International Finance BV
4.00%, 01/14/25	50,000	48,935
5.50%, 01/17/27	200,000	197,834
Westlake Corp.
3.60%, 08/15/26 (a)	150,000	143,229
Weyerhaeuser Co.
4.75%, 05/15/26	100,000	98,592
WRKCo, Inc.
3.75%, 03/15/25 (a)	100,000	97,393
4.65%, 03/15/26 (a)	200,000	196,092
4.00%, 03/15/28 (a)	100,000	94,146
3.90%, 06/01/28 (a)	100,000	93,675
		7,380,659
Capital Goods 1.4%
3M Co.
2.00%, 02/14/25 (a)	100,000	95,875
2.65%, 04/15/25 (a)	100,000	96,304
2.25%, 09/19/26 (a)	100,000	92,401
2.88%, 10/15/27 (a)	200,000	185,254
3.63%, 09/14/28 (a)	100,000	93,721
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	93,068
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	100,000	95,677
4.50%, 05/15/28 (a)	100,000	96,057
Amcor Flexibles North America, Inc.
4.00%, 05/17/25 (a)	100,000	97,613
Berry Global, Inc.
1.57%, 01/15/26 (a)	250,000	229,435
1.65%, 01/15/27 (a)	100,000	88,398
5.50%, 04/15/28 (a)(d)	100,000	98,638
Boeing Co.
4.88%, 05/01/25 (a)	600,000	594,096
2.75%, 02/01/26 (a)	200,000	189,382
2.20%, 02/04/26 (a)	800,000	747,864
3.10%, 05/01/26 (a)	150,000	142,639
2.25%, 06/15/26 (a)	200,000	185,112
2.70%, 02/01/27 (a)	200,000	184,860
5.04%, 05/01/27 (a)	450,000	447,075
3.25%, 03/01/28 (a)	100,000	91,799
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	100,000	97,623
Carrier Global Corp.
2.24%, 02/15/25 (a)	100,000	96,063
2.49%, 02/15/27 (a)	300,000	275,388
Caterpillar Financial Services Corp.
3.25%, 12/01/24	100,000	97,999
3.40%, 05/13/25	400,000	390,636
1.45%, 05/15/25	200,000	189,726
0.80%, 11/13/25	200,000	184,688
0.90%, 03/02/26	350,000	320,369
4.35%, 05/15/26	200,000	197,476
1.15%, 09/14/26 (b)	150,000	135,743
3.60%, 08/12/27	200,000	192,380
1.10%, 09/14/27	200,000	175,038
CNH Industrial Capital LLC
1.88%, 01/15/26 (a)	200,000	185,692
1.45%, 07/15/26 (a)	150,000	136,040
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	94,626
Deere & Co.
2.75%, 04/15/25 (a)	100,000	96,872
Dover Corp.
3.15%, 11/15/25 (a)	100,000	96,059

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	94,261
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	178,930
1.80%, 10/15/27 (a)	100,000	89,628
Fortive Corp.
3.15%, 06/15/26 (a)	175,000	165,877
General Dynamics Corp.
3.25%, 04/01/25 (a)	125,000	121,973
1.15%, 06/01/26 (a)	150,000	137,015
2.13%, 08/15/26 (a)	100,000	93,102
3.50%, 04/01/27 (a)	200,000	191,796
2.63%, 11/15/27 (a)	150,000	137,990
3.75%, 05/15/28 (a)	100,000	95,879
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	99,906
Hexcel Corp.
4.20%, 02/15/27 (a)	150,000	143,035
Honeywell International, Inc.
1.35%, 06/01/25 (a)	300,000	284,142
2.50%, 11/01/26 (a)	400,000	377,472
Hubbell, Inc.
3.35%, 03/01/26 (a)	100,000	95,887
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	150,000	139,694
2.04%, 08/16/28 (a)	100,000	85,619
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	189,370
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	100,000	100,510
John Deere Capital Corp.
2.05%, 01/09/25	100,000	96,756
3.45%, 03/13/25	400,000	392,020
4.80%, 01/09/26	300,000	299,484
0.70%, 01/15/26	300,000	275,109
1.05%, 06/17/26	250,000	227,175
2.25%, 09/14/26	200,000	186,828
1.30%, 10/13/26	150,000	136,034
1.70%, 01/11/27	200,000	181,824
1.75%, 03/09/27	200,000	181,162
4.15%, 09/15/27	200,000	195,778
4.75%, 01/20/28	200,000	199,236
4.90%, 03/03/28	125,000	125,268
1.50%, 03/06/28	175,000	152,610
4.95%, 07/14/28	250,000	250,680
Johnson Controls International PLC
3.90%, 02/14/26 (a)	100,000	96,978
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	300,000	293,010
5.40%, 01/15/27	200,000	201,722
4.40%, 06/15/28 (a)	200,000	193,498
Lennox International, Inc.
1.35%, 08/01/25 (a)	125,000	116,635
5.50%, 09/15/28 (a)	100,000	100,413
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	250,000	243,847
5.10%, 11/15/27 (a)	150,000	152,209
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	100,000	93,595
Masco Corp.
1.50%, 02/15/28 (a)	100,000	85,413
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	100,000	101,349
Nordson Corp.
5.60%, 09/15/28 (a)	75,000	76,673
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	200,000	194,438
3.20%, 02/01/27 (a)	100,000	94,527
3.25%, 01/15/28 (a)	250,000	233,857
nVent Finance SARL
4.55%, 04/15/28 (a)	100,000	95,371
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	96,967
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	250,000	239,085
5.25%, 08/16/28 (a)	150,000	150,799
Owens Corning
3.40%, 08/15/26 (a)	150,000	142,236
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	200,000	189,632
4.25%, 09/15/27 (a)	200,000	194,850
Precision Castparts Corp.
3.25%, 06/15/25 (a)	150,000	145,879
Regal Rexnord Corp.
6.05%, 02/15/26 (d)	200,000	199,684
6.05%, 04/15/28 (a)(d)	200,000	196,918
Republic Services, Inc.
3.20%, 03/15/25 (a)	100,000	97,126
0.88%, 11/15/25 (a)	100,000	91,655
3.38%, 11/15/27 (a)	150,000	141,747
3.95%, 05/15/28 (a)	100,000	95,837
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	75,000	72,896
RTX Corp.
3.95%, 08/16/25 (a)	250,000	243,825
2.65%, 11/01/26 (a)	200,000	186,784
3.50%, 03/15/27 (a)	300,000	284,466
3.13%, 05/04/27 (a)	150,000	140,190
4.13%, 11/16/28 (a)	500,000	476,125
Snap-on, Inc.
3.25%, 03/01/27 (a)	100,000	95,311
Sonoco Products Co.
1.80%, 02/01/25 (a)	100,000	95,773
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	100,000	95,603
6.00%, 03/06/28 (a)	200,000	205,246
4.00%, 03/15/60 (a)(c)	150,000	121,665
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	100,000	91,700
2.25%, 04/01/28 (a)	150,000	131,973
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	96,873
3.65%, 03/15/27 (a)	100,000	94,730
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (a)	100,000	96,465
Veralto Corp.
5.50%, 09/18/26 (a)(d)	100,000	100,398
5.35%, 09/18/28 (a)(d)	150,000	149,712
Vontier Corp.
1.80%, 04/01/26 (a)	100,000	90,766
2.40%, 04/01/28 (a)	100,000	85,464
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	98,775
5.80%, 03/01/26 (a)	100,000	100,053
Waste Management, Inc.
3.13%, 03/01/25 (a)	100,000	97,346
0.75%, 11/15/25 (a)	200,000	184,034

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	100,000	96,041
3.45%, 11/15/26 (a)	150,000	141,722
4.70%, 09/15/28 (a)(f)	200,000	193,278
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	96,049
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	94,890
1.95%, 01/30/28 (a)	100,000	88,066
		21,131,905
Communications 1.5%
American Tower Corp.
2.95%, 01/15/25 (a)	100,000	96,835
4.00%, 06/01/25 (a)	150,000	146,288
4.40%, 02/15/26 (a)	150,000	146,552
1.60%, 04/15/26 (a)	100,000	91,295
1.45%, 09/15/26 (a)	150,000	134,406
3.38%, 10/15/26 (a)	250,000	236,097
2.75%, 01/15/27 (a)	200,000	184,204
3.13%, 01/15/27 (a)	100,000	93,034
3.65%, 03/15/27 (a)	200,000	188,794
3.60%, 01/15/28 (a)	200,000	186,276
5.25%, 07/15/28 (a)	100,000	99,256
AT&T, Inc.
3.88%, 01/15/26 (a)	50,000	48,515
5.54%, 02/20/26 (a)	350,000	350,231
1.70%, 03/25/26 (a)	500,000	462,440
2.95%, 07/15/26 (a)	50,000	47,226
3.80%, 02/15/27 (a)	200,000	192,500
4.25%, 03/01/27 (a)	200,000	194,936
2.30%, 06/01/27 (a)	400,000	364,316
1.65%, 02/01/28 (a)	300,000	261,549
4.10%, 02/15/28 (a)	250,000	239,882
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	850,000	836,136
3.75%, 02/15/28 (a)	150,000	139,308
4.20%, 03/15/28 (a)	150,000	141,243
Comcast Corp.
3.38%, 08/15/25 (a)	250,000	242,775
3.95%, 10/15/25 (a)	500,000	489,790
5.25%, 11/07/25	150,000	150,465
3.15%, 03/01/26 (a)	400,000	385,120
2.35%, 01/15/27 (a)	300,000	278,028
3.30%, 02/01/27 (a)	200,000	190,534
3.30%, 04/01/27 (a)	150,000	142,575
5.35%, 11/15/27 (a)	150,000	153,080
3.15%, 02/15/28 (a)	150,000	140,112
3.55%, 05/01/28 (a)	250,000	236,825
4.15%, 10/15/28 (a)	600,000	580,410
Crown Castle, Inc.
1.35%, 07/15/25 (a)	100,000	93,366
4.45%, 02/15/26 (a)	150,000	146,369
3.70%, 06/15/26 (a)	200,000	191,070
1.05%, 07/15/26 (a)	200,000	177,936
2.90%, 03/15/27 (a)	150,000	137,895
3.65%, 09/01/27 (a)	150,000	140,237
5.00%, 01/11/28 (a)	250,000	244,202
3.80%, 02/15/28 (a)	100,000	93,156
Discovery Communications LLC
3.45%, 03/15/25 (a)	50,000	48,478
4.90%, 03/11/26 (a)	200,000	197,722
3.95%, 03/20/28 (a)	150,000	140,417
Fox Corp.
3.05%, 04/07/25 (a)	100,000	96,792
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	96,622
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	475,000	455,121
4.60%, 05/15/28 (a)	275,000	273,589
Netflix, Inc.
5.88%, 02/15/25	125,000	125,634
4.38%, 11/15/26	175,000	172,468
4.88%, 04/15/28	250,000	247,887
5.88%, 11/15/28	300,000	309,948
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	300,000	289,377
Paramount Global
2.90%, 01/15/27 (a)	200,000	181,496
3.70%, 06/01/28 (a)	100,000	89,697
Rogers Communications, Inc.
2.95%, 03/15/25 (a)	150,000	144,738
3.63%, 12/15/25 (a)	150,000	144,162
3.20%, 03/15/27 (a)	300,000	279,753
Sprint Capital Corp.
6.88%, 11/15/28	400,000	423,628
Sprint LLC
7.63%, 02/15/25 (a)	250,000	254,175
7.63%, 03/01/26 (a)	250,000	259,372
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	200,000	190,710
4.95%, 03/28/28 (a)	100,000	98,980
Telefonica Emisiones SA
4.10%, 03/08/27	250,000	240,587
TELUS Corp.
2.80%, 02/16/27 (a)	100,000	93,016
3.70%, 09/15/27 (a)	150,000	142,803
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	475,000	462,184
1.50%, 02/15/26 (a)	200,000	184,216
2.25%, 02/15/26 (a)	350,000	327,481
2.63%, 04/15/26 (a)	200,000	188,148
3.75%, 04/15/27 (a)	700,000	667,912
5.38%, 04/15/27 (a)	100,000	100,126
2.05%, 02/15/28 (a)	250,000	220,145
4.95%, 03/15/28 (a)	250,000	248,360
4.80%, 07/15/28 (a)	150,000	147,779
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	193,584
3.00%, 02/13/26	200,000	191,554
1.85%, 07/30/26	150,000	139,044
2.95%, 06/15/27	150,000	142,089
Verizon Communications, Inc.
3.38%, 02/15/25	250,000	244,195
0.85%, 11/20/25 (a)	250,000	229,888
1.45%, 03/20/26 (a)	350,000	321,797
2.63%, 08/15/26	300,000	281,904
4.13%, 03/16/27	550,000	533,846
3.00%, 03/22/27 (a)	200,000	187,490
2.10%, 03/22/28 (a)	450,000	398,790
4.33%, 09/21/28	600,000	579,666
Vodafone Group PLC
4.13%, 05/30/25	250,000	245,645
4.38%, 05/30/28	100,000	98,140
Walt Disney Co.
3.35%, 03/24/25	375,000	366,045
1.75%, 01/13/26	300,000	281,544
2.20%, 01/13/28	100,000	90,827

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Warnermedia Holdings, Inc.
3.64%, 03/15/25	400,000	389,320
3.76%, 03/15/27 (a)	800,000	755,128
		22,309,283
Consumer Cyclical 2.3%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	400,000	372,872
Amazon.com, Inc.
3.00%, 04/13/25	100,000	97,428
0.80%, 06/03/25 (a)	200,000	188,158
4.60%, 12/01/25	250,000	248,742
5.20%, 12/03/25 (a)	150,000	150,831
1.00%, 05/12/26 (a)	450,000	410,899
3.30%, 04/13/27 (a)	350,000	335,216
1.20%, 06/03/27 (a)	250,000	222,025
3.15%, 08/22/27 (a)	575,000	545,094
4.55%, 12/01/27 (a)	400,000	399,812
1.65%, 05/12/28 (a)	350,000	309,424
American Honda Finance Corp.
1.50%, 01/13/25	250,000	239,797
1.20%, 07/08/25	250,000	234,935
1.00%, 09/10/25	250,000	232,515
5.25%, 07/07/26	200,000	201,204
1.30%, 09/09/26	200,000	180,986
2.35%, 01/08/27	150,000	138,581
4.70%, 01/12/28	100,000	98,662
2.00%, 03/24/28	100,000	88,242
5.13%, 07/07/28	150,000	150,626
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (a)	125,000	120,245
AutoNation, Inc.
4.50%, 10/01/25 (a)	150,000	146,220
AutoZone, Inc.
3.63%, 04/15/25 (a)	100,000	97,554
3.75%, 06/01/27 (a)	200,000	191,500
4.50%, 02/01/28 (a)	100,000	97,585
Block Financial LLC
5.25%, 10/01/25 (a)	50,000	49,417
2.50%, 07/15/28 (a)	75,000	65,624
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	300,000	290,139
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	181,832
CBRE Services, Inc.
4.88%, 03/01/26 (a)	150,000	147,018
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	200,000	189,300
1.38%, 06/20/27 (a)	250,000	222,547
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	139,239
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	150,000	143,288
Dollar General Corp.
4.15%, 11/01/25 (a)	100,000	97,533
3.88%, 04/15/27 (a)(b)	200,000	191,088
4.63%, 11/01/27 (a)	100,000	97,910
4.13%, 05/01/28 (a)	100,000	95,509
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	200,000	194,876
4.20%, 05/15/28 (a)	200,000	190,238
DR Horton, Inc.
2.60%, 10/15/25 (a)	50,000	47,404
1.30%, 10/15/26 (a)	200,000	178,726
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
eBay, Inc.
1.90%, 03/11/25 (a)	150,000	143,223
1.40%, 05/10/26 (a)	200,000	182,524
3.60%, 06/05/27 (a)	150,000	143,162
Expedia Group, Inc.
5.00%, 02/15/26 (a)	100,000	99,433
4.63%, 08/01/27 (a)	150,000	146,367
3.80%, 02/15/28 (a)	150,000	140,942
Ford Motor Co.
4.35%, 12/08/26 (a)	250,000	236,682
6.63%, 10/01/28	100,000	101,957
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (a)	200,000	190,144
5.13%, 06/16/25 (a)	300,000	293,457
4.13%, 08/04/25	200,000	192,172
3.38%, 11/13/25 (a)	325,000	306,283
4.39%, 01/08/26	200,000	191,888
6.95%, 03/06/26 (a)	200,000	201,942
6.95%, 06/10/26 (a)	200,000	202,290
4.54%, 08/01/26 (a)	200,000	190,382
2.70%, 08/10/26 (a)	200,000	181,240
4.27%, 01/09/27 (a)	200,000	187,960
4.95%, 05/28/27 (a)	250,000	238,692
4.13%, 08/17/27 (a)	200,000	184,944
3.82%, 11/02/27 (a)	200,000	181,948
7.35%, 11/04/27 (a)	250,000	257,382
2.90%, 02/16/28 (a)	200,000	174,896
6.80%, 05/12/28 (a)	250,000	254,637
General Motors Co.
4.00%, 04/01/25	100,000	97,631
6.13%, 10/01/25 (a)	300,000	301,578
6.80%, 10/01/27 (a)	200,000	207,802
5.00%, 10/01/28 (a)	100,000	98,195
General Motors Financial Co., Inc.
4.00%, 01/15/25 (a)	200,000	195,750
2.90%, 02/26/25 (a)	200,000	192,698
4.35%, 04/09/25 (a)	250,000	244,925
2.75%, 06/20/25 (a)	250,000	238,412
4.30%, 07/13/25 (a)	200,000	195,212
1.25%, 01/08/26 (a)	350,000	319,046
5.25%, 03/01/26 (a)	200,000	197,768
1.50%, 06/10/26 (a)	350,000	315,542
4.00%, 10/06/26 (a)	200,000	190,930
4.35%, 01/17/27 (a)	150,000	144,371
2.35%, 02/26/27 (a)	250,000	225,707
5.00%, 04/09/27 (a)	300,000	294,696
2.70%, 08/20/27 (a)	200,000	180,152
6.00%, 01/09/28 (a)	150,000	152,175
2.40%, 04/10/28 (a)	200,000	175,314
5.80%, 06/23/28 (a)	200,000	200,134
2.40%, 10/15/28 (a)	200,000	171,644
Genuine Parts Co.
6.50%, 11/01/28 (a)	150,000	155,620
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	200,000	196,746
5.38%, 04/15/26 (a)	200,000	195,934
5.75%, 06/01/28 (a)	50,000	49,405
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	75,000	72,125
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	100,000	97,819
Home Depot, Inc.
3.35%, 09/15/25 (a)	300,000	292,269
3.00%, 04/01/26 (a)	200,000	192,064
2.13%, 09/15/26 (a)	300,000	279,348
2.50%, 04/15/27 (a)	200,000	185,962

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 09/14/27 (a)	200,000	186,634
0.90%, 03/15/28 (a)	100,000	85,459
Honda Motor Co. Ltd.
2.27%, 03/10/25 (a)	175,000	168,612
2.53%, 03/10/27 (a)	250,000	231,377
Hyatt Hotels Corp.
5.38%, 04/23/25 (a)(g)	100,000	99,524
4.85%, 03/15/26 (a)	100,000	98,375
4.38%, 09/15/28 (a)	100,000	95,167
JD.com, Inc.
3.88%, 04/29/26	200,000	193,154
Lear Corp.
3.80%, 09/15/27 (a)	150,000	141,404
Lennar Corp.
4.75%, 05/30/25 (a)	100,000	98,672
5.00%, 06/15/27 (a)	100,000	98,541
4.75%, 11/29/27 (a)	150,000	146,969
LKQ Corp.
5.75%, 06/15/28 (a)	100,000	99,346
Lowe's Cos., Inc.
4.00%, 04/15/25 (a)	175,000	171,668
2.50%, 04/15/26 (a)	300,000	282,525
3.35%, 04/01/27 (a)	200,000	189,868
3.10%, 05/03/27 (a)	300,000	282,663
1.30%, 04/15/28 (a)	200,000	171,842
1.70%, 09/15/28 (a)	150,000	129,213
Magna International, Inc.
4.15%, 10/01/25 (a)	200,000	196,256
Marriott International, Inc.
5.75%, 05/01/25 (a)	100,000	100,183
3.13%, 06/15/26 (a)	200,000	189,264
5.45%, 09/15/26 (a)	75,000	75,500
5.00%, 10/15/27 (a)	150,000	149,288
4.00%, 04/15/28 (a)	100,000	94,398
5.55%, 10/15/28 (a)	100,000	100,812
McDonald's Corp.
3.38%, 05/26/25 (a)	100,000	97,415
3.30%, 07/01/25 (a)	100,000	97,092
1.45%, 09/01/25 (a)	150,000	140,625
3.70%, 01/30/26 (a)	350,000	340,291
3.50%, 03/01/27 (a)	200,000	191,628
3.80%, 04/01/28 (a)	200,000	191,502
NIKE, Inc.
2.40%, 03/27/25 (a)	150,000	145,367
2.38%, 11/01/26 (a)	100,000	93,779
2.75%, 03/27/27 (a)	250,000	235,090
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	150,000	144,524
4.35%, 06/01/28 (a)	100,000	97,468
PACCAR Financial Corp.
1.80%, 02/06/25	200,000	192,354
4.45%, 03/30/26	100,000	99,200
2.00%, 02/04/27	200,000	182,794
4.60%, 01/10/28	100,000	99,177
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	150,261
PVH Corp.
4.63%, 07/10/25 (a)(d)	150,000	146,339
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	150,000	145,904
Ross Stores, Inc.
4.60%, 04/15/25 (a)	150,000	148,239
0.88%, 04/15/26 (a)	100,000	90,062
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sands China Ltd.
5.38%, 08/08/25 (a)(g)	200,000	195,702
4.30%, 01/08/26 (a)(g)	200,000	189,720
2.55%, 03/08/27 (a)(g)	200,000	175,972
5.65%, 08/08/28 (a)(g)	300,000	287,304
Starbucks Corp.
3.80%, 08/15/25 (a)	150,000	146,328
2.45%, 06/15/26 (a)	150,000	140,975
2.00%, 03/12/27 (a)	100,000	91,265
3.50%, 03/01/28 (a)	200,000	188,800
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	97,732
7.00%, 11/27/26	100,000	101,133
7.35%, 11/27/28 (a)	200,000	201,668
Target Corp.
2.25%, 04/15/25 (a)	150,000	144,350
2.50%, 04/15/26	250,000	238,222
1.95%, 01/15/27 (a)	150,000	138,009
TJX Cos., Inc.
2.25%, 09/15/26 (a)	175,000	163,366
1.15%, 05/15/28 (a)	100,000	85,368
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	100,000	98,592
4.88%, 03/15/27 (a)	100,000	98,224
Toyota Motor Corp.
1.34%, 03/25/26 (a)	300,000	276,354
3.67%, 07/20/28	150,000	143,876
Toyota Motor Credit Corp.
4.80%, 01/10/25	200,000	199,208
1.45%, 01/13/25	300,000	287,883
1.80%, 02/13/25	300,000	288,222
3.00%, 04/01/25	350,000	340,158
3.40%, 04/14/25	150,000	146,384
3.95%, 06/30/25	250,000	245,442
0.80%, 10/16/25	200,000	185,140
0.80%, 01/09/26	100,000	91,730
1.13%, 06/18/26	200,000	181,952
3.20%, 01/11/27	200,000	189,926
1.90%, 01/13/27	50,000	45,607
3.05%, 03/22/27	400,000	377,216
4.55%, 09/20/27	200,000	198,018
5.45%, 11/10/27	150,000	153,141
3.05%, 01/11/28	100,000	93,498
4.63%, 01/12/28	200,000	198,176
5.25%, 09/11/28	200,000	202,546
UL Solutions, Inc.
6.50%, 10/20/28 (a)(d)	75,000	77,084
VF Corp.
2.40%, 04/23/25 (a)	150,000	141,903
2.80%, 04/23/27 (a)	125,000	112,318
VICI Properties LP
4.38%, 05/15/25	75,000	73,075
4.75%, 02/15/28 (a)	200,000	189,786
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 (a)	250,000	236,307
Walmart, Inc.
3.55%, 06/26/25 (a)	150,000	147,045
3.90%, 09/09/25	250,000	246,092
3.05%, 07/08/26 (a)	200,000	191,948
1.05%, 09/17/26 (a)	100,000	90,937
3.95%, 09/09/27 (a)	200,000	196,390
3.90%, 04/15/28 (a)	250,000	243,392
3.70%, 06/26/28 (a)	250,000	242,627
1.50%, 09/22/28 (a)	200,000	174,508
		34,598,806

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Non-Cyclical 3.1%
Abbott Laboratories
3.75%, 11/30/26 (a)	300,000	292,590
1.15%, 01/30/28 (a)	100,000	87,530
AbbVie, Inc.
3.80%, 03/15/25 (a)	500,000	490,525
3.60%, 05/14/25 (a)	500,000	488,175
3.20%, 05/14/26 (a)	350,000	335,730
2.95%, 11/21/26 (a)	700,000	663,103
4.25%, 11/14/28 (a)	200,000	194,440
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	75,000	71,321
Altria Group, Inc.
2.35%, 05/06/25 (a)	50,000	47,871
4.40%, 02/14/26 (a)	200,000	196,442
2.63%, 09/16/26 (a)	150,000	139,877
Amgen, Inc.
1.90%, 02/21/25 (a)	100,000	96,019
5.25%, 03/02/25	150,000	149,509
3.13%, 05/01/25 (a)	200,000	193,782
5.51%, 03/02/26 (a)	275,000	274,983
2.60%, 08/19/26 (a)	200,000	187,510
2.20%, 02/21/27 (a)	400,000	367,284
3.20%, 11/02/27 (a)	200,000	187,472
5.15%, 03/02/28 (a)	600,000	601,866
1.65%, 08/15/28 (a)	150,000	129,431
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	500,000	487,410
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	500,000	484,790
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	225,000	212,287
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	250,000	228,597
4.88%, 03/03/28 (a)	200,000	200,326
1.75%, 05/28/28 (a)	200,000	176,116
AstraZeneca PLC
3.38%, 11/16/25	200,000	193,868
0.70%, 04/08/26 (a)	200,000	182,074
3.13%, 06/12/27 (a)	200,000	189,546
BAT Capital Corp.
3.22%, 09/06/26 (a)	200,000	188,556
3.56%, 08/15/27 (a)	500,000	468,485
2.26%, 03/25/28 (a)	150,000	131,549
BAT International Finance PLC
1.67%, 03/25/26 (a)	300,000	275,109
4.45%, 03/16/28 (a)	200,000	191,988
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	146,676
Baxter International, Inc.
2.60%, 08/15/26 (a)	200,000	185,986
1.92%, 02/01/27 (a)	300,000	270,204
Becton Dickinson & Co.
3.73%, 12/15/24 (a)	200,000	196,118
3.70%, 06/06/27 (a)	250,000	238,200
4.69%, 02/13/28 (a)	150,000	147,939
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	292,614
Boston Scientific Corp.
1.90%, 06/01/25 (a)	200,000	189,928
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	175,000	162,025
3.20%, 06/15/26 (a)	300,000	288,744
1.13%, 11/13/27 (a)	175,000	152,595
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 11/15/27 (a)	100,000	95,330
3.90%, 02/20/28 (a)	200,000	193,244
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	150,000	140,657
3.25%, 08/15/26 (a)	150,000	142,566
Campbell Soup Co.
3.95%, 03/15/25 (a)	150,000	146,827
3.30%, 03/19/25 (a)	100,000	97,025
4.15%, 03/15/28 (a)	150,000	144,294
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	150,000	145,515
3.41%, 06/15/27 (a)	250,000	236,405
Cencora, Inc.
3.25%, 03/01/25 (a)	97,000	94,423
3.45%, 12/15/27 (a)	150,000	142,067
Cigna Group
3.25%, 04/15/25 (a)	100,000	97,048
4.13%, 11/15/25 (a)	400,000	390,828
4.50%, 02/25/26 (a)	300,000	295,128
1.25%, 03/15/26 (a)	150,000	137,240
3.40%, 03/01/27 (a)	350,000	332,521
4.38%, 10/15/28 (a)	600,000	579,480
Clorox Co.
3.10%, 10/01/27 (a)	100,000	92,836
3.90%, 05/15/28 (a)	100,000	95,090
Coca-Cola Co.
3.38%, 03/25/27	250,000	241,285
1.45%, 06/01/27	300,000	269,379
1.50%, 03/05/28	100,000	88,264
1.00%, 03/15/28	150,000	129,680
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	150,000	142,743
4.60%, 03/01/28 (a)	100,000	100,957
CommonSpirit Health
1.55%, 10/01/25 (a)	100,000	92,824
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	150,000	147,196
1.38%, 11/01/27 (a)	150,000	129,050
7.00%, 10/01/28	100,000	106,186
4.85%, 11/01/28 (a)	200,000	194,674
Constellation Brands, Inc.
4.40%, 11/15/25 (a)	150,000	147,097
5.00%, 02/02/26 (a)	100,000	99,751
3.50%, 05/09/27 (a)	200,000	189,866
4.35%, 05/09/27 (a)	200,000	195,308
CVS Health Corp.
4.10%, 03/25/25 (a)	150,000	147,718
3.88%, 07/20/25 (a)	300,000	292,659
5.00%, 02/20/26 (a)	275,000	273,716
2.88%, 06/01/26 (a)	300,000	283,629
3.00%, 08/15/26 (a)	150,000	141,554
3.63%, 04/01/27 (a)	175,000	166,574
1.30%, 08/21/27 (a)	400,000	347,788
4.30%, 03/25/28 (a)	900,000	871,461
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	187,308
5.30%, 10/24/27 (a)	200,000	202,906
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	95,920
Eli Lilly & Co.
2.75%, 06/01/25 (a)	150,000	145,353
3.10%, 05/15/27 (a)	100,000	94,862
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	150,000	144,944
4.38%, 05/15/28 (a)	125,000	122,040

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	100,000	94,970
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	300,000	300,465
5.65%, 11/15/27 (a)	250,000	253,367
General Mills, Inc.
4.00%, 04/17/25 (a)	100,000	98,144
5.24%, 11/18/25 (a)	100,000	99,834
3.20%, 02/10/27 (a)	200,000	188,974
4.20%, 04/17/28 (a)	200,000	193,612
5.50%, 10/17/28 (a)	100,000	101,703
Gilead Sciences, Inc.
3.50%, 02/01/25 (a)	230,000	225,115
3.65%, 03/01/26 (a)	550,000	532,389
2.95%, 03/01/27 (a)	300,000	281,637
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	175,000	171,335
3.88%, 05/15/28	300,000	288,726
Haleon U.K. Capital PLC
3.13%, 03/24/25	250,000	242,150
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	236,417
Hasbro, Inc.
3.55%, 11/19/26 (a)	125,000	116,840
3.50%, 09/15/27 (a)	100,000	93,083
HCA, Inc.
5.38%, 02/01/25	400,000	397,704
5.25%, 04/15/25	300,000	297,798
5.88%, 02/15/26 (a)	200,000	200,502
5.25%, 06/15/26 (a)	200,000	198,394
5.38%, 09/01/26 (a)	200,000	199,112
4.50%, 02/15/27 (a)	250,000	242,685
3.13%, 03/15/27 (a)	250,000	232,127
5.20%, 06/01/28 (a)	150,000	147,930
5.63%, 09/01/28 (a)	200,000	200,476
Hershey Co.
0.90%, 06/01/25 (a)	100,000	93,961
2.30%, 08/15/26 (a)	150,000	141,038
Hormel Foods Corp.
1.70%, 06/03/28 (a)	100,000	87,982
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	100,421
IQVIA, Inc.
5.70%, 05/15/28 (a)(d)	200,000	199,422
J M Smucker Co.
3.50%, 03/15/25	200,000	195,094
3.38%, 12/15/27 (a)	100,000	93,561
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27 (a)	200,000	180,104
5.13%, 02/01/28 (a)	200,000	194,814
Johnson & Johnson
0.55%, 09/01/25 (a)	200,000	186,006
2.45%, 03/01/26 (a)	350,000	333,060
2.95%, 03/03/27 (a)	200,000	190,226
0.95%, 09/01/27 (a)	200,000	175,788
2.90%, 01/15/28 (a)	275,000	258,923
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	150,000	141,921
Kellanova
3.25%, 04/01/26	200,000	191,466
4.30%, 05/15/28 (a)	100,000	96,666
Kenvue, Inc.
5.50%, 03/22/25	125,000	125,363
5.35%, 03/22/26 (a)	150,000	151,290
5.05%, 03/22/28 (a)	175,000	176,227
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keurig Dr Pepper, Inc.
3.40%, 11/15/25 (a)	200,000	192,682
3.43%, 06/15/27 (a)	150,000	141,807
4.60%, 05/25/28 (a)	100,000	98,106
Kimberly-Clark Corp.
3.05%, 08/15/25	150,000	145,047
2.75%, 02/15/26	100,000	95,659
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	350,000	332,535
3.88%, 05/15/27 (a)	250,000	240,325
Kroger Co.
3.50%, 02/01/26 (a)	100,000	96,356
2.65%, 10/15/26 (a)	200,000	186,510
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (a)	100,000	96,622
3.60%, 02/01/25 (a)	150,000	146,572
1.55%, 06/01/26 (a)	150,000	136,731
McCormick & Co., Inc.
0.90%, 02/15/26 (a)(b)	200,000	182,144
McKesson Corp.
0.90%, 12/03/25 (a)	200,000	183,606
5.25%, 02/15/26 (a)	100,000	99,857
4.90%, 07/15/28 (a)	100,000	99,682
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	100,000	98,227
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	150,000	147,039
Merck & Co., Inc.
2.75%, 02/10/25 (a)	200,000	194,574
0.75%, 02/24/26 (a)	250,000	228,950
1.70%, 06/10/27 (a)	300,000	270,516
4.05%, 05/17/28 (a)	150,000	146,700
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	331,877
Mondelez International, Inc.
1.50%, 05/04/25 (a)	100,000	94,656
2.63%, 03/17/27 (a)	150,000	139,434
4.13%, 05/07/28 (a)	100,000	96,926
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	141,687
Novartis Capital Corp.
1.75%, 02/14/25 (a)	150,000	144,279
3.00%, 11/20/25 (a)	275,000	265,444
2.00%, 02/14/27 (a)	200,000	184,348
3.10%, 05/17/27 (a)	200,000	189,866
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	100,000	91,750
PepsiCo, Inc.
2.25%, 03/19/25 (a)	250,000	241,202
2.75%, 04/30/25 (a)	150,000	145,350
3.50%, 07/17/25 (a)	125,000	122,221
4.55%, 02/13/26 (a)	100,000	99,594
2.85%, 02/24/26 (a)	150,000	143,733
2.38%, 10/06/26 (a)	200,000	187,910
2.63%, 03/19/27 (a)	100,000	93,770
3.00%, 10/15/27 (a)	300,000	283,002
3.60%, 02/18/28 (a)	100,000	95,962
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	425,000	422,339
4.45%, 05/19/26 (a)	500,000	494,760
4.45%, 05/19/28 (a)	700,000	687,575
Pfizer, Inc.
0.80%, 05/28/25 (a)	100,000	93,962
2.75%, 06/03/26	300,000	285,756
3.00%, 12/15/26	300,000	284,952

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	100,000	94,888
3.38%, 08/11/25 (a)	200,000	193,754
4.88%, 02/13/26	225,000	223,616
2.75%, 02/25/26 (a)	200,000	189,820
0.88%, 05/01/26 (a)	150,000	135,519
5.13%, 11/17/27 (a)	300,000	300,432
4.88%, 02/15/28 (a)	300,000	296,889
5.25%, 09/07/28 (a)	100,000	100,584
Procter & Gamble Co.
0.55%, 10/29/25	150,000	138,836
2.70%, 02/02/26	100,000	95,811
1.00%, 04/23/26	250,000	229,705
2.45%, 11/03/26	100,000	94,726
1.90%, 02/01/27	250,000	230,192
2.80%, 03/25/27	150,000	141,563
3.95%, 01/26/28	150,000	146,722
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	100,000	97,445
3.45%, 06/01/26 (a)	100,000	95,803
Revvity, Inc.
1.90%, 09/15/28 (a)	75,000	63,417
Reynolds American, Inc.
4.45%, 06/12/25 (a)	300,000	295,050
Royalty Pharma PLC
1.20%, 09/02/25 (a)	200,000	184,770
1.75%, 09/02/27 (a)	150,000	131,397
Sanofi SA
3.63%, 06/19/28 (a)	100,000	95,895
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	500,000	475,455
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	98,991
Stryker Corp.
1.15%, 06/15/25 (a)	100,000	93,842
3.38%, 11/01/25 (a)	200,000	193,040
3.50%, 03/15/26 (a)	250,000	240,930
Sutter Health
1.32%, 08/15/25 (a)	100,000	92,736
Sysco Corp.
3.75%, 10/01/25 (a)	200,000	194,148
3.30%, 07/15/26 (a)	150,000	142,847
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	200,000	198,572
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27 (a)	100,000	100,427
1.75%, 10/15/28 (a)	100,000	87,045
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	150,000	145,799
3.55%, 06/02/27 (a)	200,000	188,448
Unilever Capital Corp.
3.10%, 07/30/25	200,000	194,176
2.00%, 07/28/26	150,000	139,515
2.90%, 05/05/27 (a)	200,000	187,770
3.50%, 03/22/28 (a)	150,000	142,796
4.88%, 09/08/28 (a)	100,000	100,709
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	150,000	134,804
UPMC
1.80%, 04/15/26 (a)	150,000	137,832
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	400,000	381,424
Viatris, Inc.
1.65%, 06/22/25 (a)	100,000	93,828
2.30%, 06/22/27 (a)	125,000	110,571
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Whirlpool Corp.
3.70%, 05/01/25	100,000	97,451
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	200,000	194,620
3.05%, 01/15/26 (a)	200,000	190,748
Zoetis, Inc.
4.50%, 11/13/25 (a)	200,000	196,560
3.00%, 09/12/27 (a)	150,000	139,803
		46,611,551
Energy 1.5%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06%, 12/15/26 (a)	150,000	137,354
3.34%, 12/15/27 (a)	200,000	187,694
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	100,000	98,949
4.45%, 07/15/27 (a)	150,000	144,068
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	200,000	196,220
3.41%, 02/11/26 (a)	100,000	96,788
3.12%, 05/04/26 (a)	200,000	191,584
3.02%, 01/16/27 (a)	200,000	189,202
3.59%, 04/14/27 (a)	200,000	191,924
3.94%, 09/21/28 (a)	100,000	96,211
4.23%, 11/06/28 (a)	400,000	389,012
BP Capital Markets PLC
3.28%, 09/19/27 (a)	200,000	189,920
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (a)	100,000	97,877
2.05%, 07/15/25 (a)	100,000	94,468
3.85%, 06/01/27 (a)	225,000	214,177
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	125,000	120,275
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	200,000	200,024
5.13%, 06/30/27 (a)	250,000	247,977
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	250,000	238,097
Chevron Corp.
1.55%, 05/11/25 (a)	500,000	476,060
3.33%, 11/17/25 (a)	100,000	97,054
2.95%, 05/16/26 (a)	300,000	287,517
2.00%, 05/11/27 (a)	200,000	183,174
Chevron USA, Inc.
0.69%, 08/12/25 (a)	125,000	116,465
3.85%, 01/15/28 (a)	150,000	145,839
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	196,590
Continental Resources, Inc.
4.38%, 01/15/28 (a)	200,000	189,434
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	119,213
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	200,000	201,960
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	150,469
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	190,028
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (a)	67,000	65,527
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	150,574

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enbridge, Inc.
2.50%, 01/15/25 (a)	100,000	96,664
1.60%, 10/04/26 (a)	150,000	135,638
4.25%, 12/01/26 (a)	200,000	194,648
6.00%, 11/15/28 (a)	150,000	154,272
Energy Transfer LP
4.05%, 03/15/25 (a)	50,000	49,065
2.90%, 05/15/25 (a)	200,000	192,392
4.75%, 01/15/26 (a)	250,000	245,865
3.90%, 07/15/26 (a)	100,000	96,108
4.40%, 03/15/27 (a)	200,000	192,530
4.20%, 04/15/27 (a)	200,000	191,492
5.50%, 06/01/27 (a)	200,000	200,038
5.55%, 02/15/28 (a)	200,000	200,982
4.95%, 05/15/28 (a)	100,000	97,531
4.95%, 06/15/28 (a)	150,000	146,629
Eni USA, Inc.
7.30%, 11/15/27	125,000	133,273
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	200,000	196,276
5.05%, 01/10/26	150,000	150,204
3.70%, 02/15/26 (a)	150,000	145,938
3.95%, 02/15/27 (a)	100,000	97,003
5.25%, 08/16/77 (a)(c)	200,000	183,708
5.38%, 02/15/78 (a)(c)	100,000	86,940
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	97,250
4.15%, 01/15/26 (a)	150,000	147,108
EQT Corp.
6.63%, 02/01/25 (a)(f)	100,000	100,159
3.90%, 10/01/27 (a)	200,000	188,904
5.70%, 04/01/28 (a)	100,000	100,356
Exxon Mobil Corp.
2.71%, 03/06/25 (a)	200,000	194,252
2.99%, 03/19/25 (a)	250,000	243,395
3.04%, 03/01/26 (a)	500,000	481,175
2.28%, 08/16/26 (a)	250,000	235,197
3.29%, 03/19/27 (a)	50,000	47,983
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	97,657
Hess Corp.
4.30%, 04/01/27 (a)	200,000	195,198
HF Sinclair Corp.
5.88%, 04/01/26 (a)	150,000	150,874
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	250,000	245,635
1.75%, 11/15/26 (a)	150,000	136,193
4.30%, 03/01/28 (a)	225,000	216,954
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	150,000	148,116
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	191,716
Marathon Petroleum Corp.
4.70%, 05/01/25 (a)	250,000	247,202
5.13%, 12/15/26 (a)	200,000	199,870
3.80%, 04/01/28 (a)	100,000	93,745
MPLX LP
4.88%, 12/01/24 (a)	200,000	198,056
4.00%, 02/15/25 (a)	50,000	49,005
4.88%, 06/01/25 (a)	250,000	247,415
1.75%, 03/01/26 (a)	200,000	184,476
4.13%, 03/01/27 (a)	250,000	240,245
4.25%, 12/01/27 (a)	150,000	143,991
4.00%, 03/15/28 (a)	175,000	165,377
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	99,094
5.50%, 01/15/26 (a)	100,000	99,867
4.75%, 09/01/28 (a)	100,000	95,278
Occidental Petroleum Corp.
5.88%, 09/01/25 (a)	100,000	100,364
5.50%, 12/01/25 (a)	100,000	99,797
5.55%, 03/15/26 (a)	150,000	149,937
8.50%, 07/15/27 (a)	75,000	81,002
6.38%, 09/01/28 (a)	100,000	103,203
ONEOK Partners LP
4.90%, 03/15/25 (a)	100,000	99,034
ONEOK, Inc.
5.85%, 01/15/26 (a)	225,000	226,822
4.00%, 07/13/27 (a)	100,000	95,255
4.55%, 07/15/28 (a)	100,000	96,194
5.65%, 11/01/28 (a)	150,000	151,162
Ovintiv, Inc.
5.38%, 01/01/26 (a)	100,000	99,505
5.65%, 05/15/28 (a)	150,000	149,692
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	75,000	68,666
Phillips 66
1.30%, 02/15/26 (a)	100,000	91,944
3.90%, 03/15/28 (a)	150,000	142,296
Phillips 66 Co.
3.55%, 10/01/26 (a)	150,000	143,549
3.75%, 03/01/28 (a)	50,000	47,178
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	150,000	137,889
5.10%, 03/29/26	150,000	149,625
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	100,000	98,038
4.50%, 12/15/26 (a)	200,000	194,728
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	350,000	349,758
5.88%, 06/30/26 (a)	175,000	176,731
5.00%, 03/15/27 (a)	400,000	396,592
4.20%, 03/15/28 (a)	125,000	119,510
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	140,711
Shell International Finance BV
3.25%, 05/11/25	500,000	487,115
2.88%, 05/10/26	300,000	286,476
3.88%, 11/13/28 (a)	200,000	192,236
Spectra Energy Partners LP
3.50%, 03/15/25 (a)	150,000	145,840
3.38%, 10/15/26 (a)	150,000	141,978
Targa Resources Corp.
5.20%, 07/01/27 (a)	200,000	198,746
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	150,000	145,689
TC PipeLines LP
4.38%, 03/13/25 (a)	100,000	98,278
3.90%, 05/25/27 (a)	100,000	94,733
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75,000	79,076
TotalEnergies Capital International SA
2.43%, 01/10/25 (a)	150,000	145,649
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	144,416
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	100,000	98,724
4.25%, 05/15/28 (a)	250,000	238,290

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	260,577
4.00%, 03/15/28 (a)	75,000	71,128
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	89,511
4.35%, 06/01/28 (a)	100,000	96,340
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	96,300
Western Midstream Operating LP
3.10%, 02/01/25 (a)(g)	150,000	145,491
4.50%, 03/01/28 (a)	75,000	71,405
4.75%, 08/15/28 (a)	100,000	96,137
Williams Cos., Inc.
3.90%, 01/15/25 (a)	200,000	195,980
4.00%, 09/15/25 (a)	200,000	194,870
3.75%, 06/15/27 (a)	250,000	237,150
5.30%, 08/15/28 (a)	150,000	149,992
		22,271,973
Industrial Other 0.0%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	200,000	193,358
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	150,000	153,145
Yale University
0.87%, 04/15/25 (a)	150,000	141,800
		488,303
Technology 2.5%
Adobe, Inc.
1.90%, 02/01/25 (a)	100,000	96,435
3.25%, 02/01/25 (a)	100,000	97,967
2.15%, 02/01/27 (a)	200,000	185,062
Alphabet, Inc.
0.45%, 08/15/25 (a)	250,000	232,457
2.00%, 08/15/26 (a)	250,000	233,317
Analog Devices, Inc.
2.95%, 04/01/25 (a)	350,000	339,818
1.70%, 10/01/28 (a)	100,000	86,639
Apple, Inc.
2.50%, 02/09/25	250,000	242,885
1.13%, 05/11/25 (a)	450,000	426,100
3.20%, 05/13/25	500,000	487,610
0.55%, 08/20/25 (a)	150,000	139,581
0.70%, 02/08/26 (a)	300,000	275,178
3.25%, 02/23/26 (a)	500,000	484,090
2.45%, 08/04/26 (a)	600,000	565,962
2.05%, 09/11/26 (a)	300,000	279,663
3.35%, 02/09/27 (a)	400,000	384,668
3.20%, 05/11/27 (a)	400,000	382,176
3.00%, 06/20/27 (a)	250,000	236,975
2.90%, 09/12/27 (a)	350,000	329,707
3.00%, 11/13/27 (a)	250,000	236,400
1.20%, 02/08/28 (a)	200,000	174,498
4.00%, 05/10/28 (a)	350,000	343,476
1.40%, 08/05/28 (a)	300,000	260,406
Applied Materials, Inc.
3.90%, 10/01/25 (a)	150,000	146,885
3.30%, 04/01/27 (a)	200,000	190,988
Arrow Electronics, Inc.
6.13%, 03/01/26 (a)	100,000	99,885
3.88%, 01/12/28 (a)	100,000	93,284
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	95,229
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	175,000	170,161
1.70%, 05/15/28 (a)	100,000	88,437
Avnet, Inc.
4.63%, 04/15/26 (a)	50,000	48,699
6.25%, 03/15/28 (a)	100,000	101,839
Baidu, Inc.
3.08%, 04/07/25 (a)	250,000	241,957
1.72%, 04/09/26 (a)	200,000	183,732
4.38%, 03/29/28 (a)	200,000	193,092
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	100,000	97,277
3.88%, 01/15/27 (a)	475,000	456,793
3.50%, 01/15/28 (a)	200,000	187,454
Broadcom, Inc.
3.15%, 11/15/25 (a)	100,000	95,999
1.95%, 02/15/28 (a)(d)	100,000	87,974
4.11%, 09/15/28 (a)	150,000	143,486
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	95,279
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	100,000	99,463
2.67%, 12/01/26 (a)	250,000	229,240
4.25%, 04/01/28 (a)	100,000	94,282
CGI, Inc.
1.45%, 09/14/26 (a)	150,000	134,439
Cisco Systems, Inc.
2.95%, 02/28/26	100,000	96,391
2.50%, 09/20/26 (a)	400,000	377,324
Concentrix Corp.
6.65%, 08/02/26 (a)	100,000	100,757
6.60%, 08/02/28 (a)	175,000	174,932
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (a)	150,000	150,795
6.02%, 06/15/26 (a)	600,000	606,918
4.90%, 10/01/26 (a)	300,000	296,178
6.10%, 07/15/27 (a)	100,000	102,173
5.25%, 02/01/28 (a)	200,000	200,660
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	134,231
2.38%, 09/15/28 (a)	100,000	84,642
Equifax, Inc.
2.60%, 12/01/24 (a)	100,000	96,831
2.60%, 12/15/25 (a)	100,000	94,566
5.10%, 12/15/27 (a)	150,000	148,596
5.10%, 06/01/28 (a)	100,000	98,804
Equinix, Inc.
1.25%, 07/15/25 (a)	150,000	139,814
1.00%, 09/15/25 (a)	150,000	138,498
1.45%, 05/15/26 (a)	200,000	182,204
2.90%, 11/18/26 (a)	150,000	140,216
2.00%, 05/15/28 (a)	100,000	86,981
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	92,451
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	350,000	319,637
1.65%, 03/01/28 (a)	100,000	86,952
Fiserv, Inc.
3.85%, 06/01/25 (a)	150,000	146,406
3.20%, 07/01/26 (a)	300,000	284,946
2.25%, 06/01/27 (a)	250,000	226,395
5.45%, 03/02/28 (a)	150,000	151,322
5.38%, 08/21/28 (a)	100,000	100,940
4.20%, 10/01/28 (a)	100,000	95,654

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Flex Ltd.
4.75%, 06/15/25 (a)	150,000	147,315
3.75%, 02/01/26 (a)	100,000	95,673
Fortinet, Inc.
1.00%, 03/15/26 (a)	125,000	113,096
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	150,000	137,654
Global Payments, Inc.
2.65%, 02/15/25 (a)	200,000	192,484
1.20%, 03/01/26 (a)	200,000	181,248
4.80%, 04/01/26 (a)	100,000	98,139
2.15%, 01/15/27 (a)	175,000	158,158
4.45%, 06/01/28 (a)	100,000	95,307
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	350,000	346,762
1.75%, 04/01/26 (a)	150,000	138,129
5.25%, 07/01/28 (a)	100,000	100,351
HP, Inc.
2.20%, 06/17/25 (a)	200,000	190,296
1.45%, 06/17/26 (a)	150,000	136,293
3.00%, 06/17/27 (a)	175,000	162,573
4.75%, 01/15/28 (a)	100,000	98,344
Intel Corp.
3.40%, 03/25/25 (a)	300,000	293,043
3.70%, 07/29/25 (a)	200,000	195,518
4.88%, 02/10/26	275,000	274,926
2.60%, 05/19/26 (a)	250,000	237,060
3.75%, 03/25/27 (a)	250,000	241,617
3.75%, 08/05/27 (a)	250,000	240,937
4.88%, 02/10/28 (a)	350,000	350,346
1.60%, 08/12/28 (a)	150,000	130,158
International Business Machines Corp.
3.45%, 02/19/26	300,000	289,539
3.30%, 05/15/26	600,000	576,024
3.30%, 01/27/27	100,000	94,967
2.20%, 02/09/27 (a)	100,000	91,795
1.70%, 05/15/27 (a)	300,000	268,938
4.15%, 07/27/27 (a)	200,000	194,632
4.50%, 02/06/28 (a)	200,000	196,916
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	140,250
5.13%, 09/15/28 (a)	125,000	126,230
Jabil, Inc.
1.70%, 04/15/26 (a)	150,000	137,442
4.25%, 05/15/27 (a)	100,000	96,025
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	91,709
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	145,661
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	100,000	89,323
2.70%, 10/15/28 (a)	50,000	42,474
Lam Research Corp.
3.80%, 03/15/25 (a)	100,000	98,161
3.75%, 03/15/26 (a)	100,000	97,300
Leidos, Inc.
3.63%, 05/15/25 (a)	100,000	96,961
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	91,956
2.45%, 04/15/28 (a)	150,000	132,453
Mastercard, Inc.
2.00%, 03/03/25 (a)	100,000	96,312
3.30%, 03/26/27 (a)	250,000	238,780
4.88%, 03/09/28 (a)	125,000	126,668
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	200,000	195,012
Micron Technology, Inc.
4.98%, 02/06/26 (a)	100,000	99,061
4.19%, 02/15/27 (a)	150,000	144,413
5.38%, 04/15/28 (a)	100,000	99,485
Microsoft Corp.
2.70%, 02/12/25 (a)	200,000	194,628
3.13%, 11/03/25 (a)	400,000	387,832
2.40%, 08/08/26 (a)	700,000	662,179
3.40%, 09/15/26 (a)(d)	200,000	193,268
3.30%, 02/06/27 (a)	500,000	481,340
Moody's Corp.
3.75%, 03/24/25 (a)	100,000	97,862
3.25%, 01/15/28 (a)	150,000	140,744
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	146,685
NetApp, Inc.
1.88%, 06/22/25 (a)	150,000	141,441
2.38%, 06/22/27 (a)	125,000	113,659
Nokia OYJ
4.38%, 06/12/27	100,000	94,808
NVIDIA Corp.
3.20%, 09/16/26 (a)	100,000	96,191
1.55%, 06/15/28 (a)	350,000	307,023
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	100,000	99,708
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	100,000	95,888
3.88%, 06/18/26 (a)	150,000	144,416
3.15%, 05/01/27 (a)	100,000	92,981
4.40%, 06/01/27 (a)	50,000	48,466
Oracle Corp.
2.50%, 04/01/25 (a)	500,000	480,390
2.95%, 05/15/25 (a)	400,000	385,916
1.65%, 03/25/26 (a)	450,000	414,792
2.65%, 07/15/26 (a)	550,000	515,493
2.80%, 04/01/27 (a)	400,000	371,424
3.25%, 11/15/27 (a)	400,000	373,328
2.30%, 03/25/28 (a)	350,000	311,528
4.50%, 05/06/28 (a)	100,000	97,729
PayPal Holdings, Inc.
1.65%, 06/01/25 (a)	200,000	189,478
2.65%, 10/01/26 (a)	200,000	187,666
3.90%, 06/01/27 (a)	100,000	96,933
Qorvo, Inc.
1.75%, 12/15/24 (a)	150,000	143,700
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	200,000	195,336
3.25%, 05/20/27 (a)	350,000	333,644
1.30%, 05/20/28 (a)	100,000	86,604
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	100,000	92,546
3.80%, 12/15/26 (a)	150,000	144,912
1.40%, 09/15/27 (a)	100,000	87,703
4.20%, 09/15/28 (a)	100,000	96,124
S&P Global, Inc.
2.45%, 03/01/27 (a)	300,000	278,208
4.75%, 08/01/28 (a)	100,000	99,969
Salesforce, Inc.
3.70%, 04/11/28 (a)	150,000	144,176
1.50%, 07/15/28 (a)	200,000	174,258
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	125,000	114,850

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	100,000	89,266
2.38%, 08/09/28 (a)	100,000	84,342
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	225,000	214,816
1.13%, 09/15/26 (a)	150,000	136,296
2.90%, 11/03/27 (a)	100,000	93,590
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	95,439
Trimble, Inc.
4.90%, 06/15/28 (a)	150,000	146,748
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	350,000	318,346
3.88%, 04/22/27 (a)	200,000	193,240
Tyco Electronics Group SA
4.50%, 02/13/26	100,000	98,672
3.13%, 08/15/27 (a)	100,000	93,857
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	149,214
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	200,000	195,056
Visa, Inc.
3.15%, 12/14/25 (a)	700,000	676,501
1.90%, 04/15/27 (a)	200,000	183,368
2.75%, 09/15/27 (a)	150,000	140,289
VMware, Inc.
4.50%, 05/15/25 (a)	150,000	147,699
1.40%, 08/15/26 (a)	200,000	180,554
4.65%, 05/15/27 (a)	100,000	97,848
3.90%, 08/21/27 (a)	250,000	238,367
1.80%, 08/15/28 (a)	100,000	85,700
Western Union Co.
2.85%, 01/10/25 (a)	100,000	96,605
1.35%, 03/15/26 (a)	150,000	135,489
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	190,172
		36,344,372
Transportation 0.4%
American Airlines Pass-Through Trust
3.70%, 04/01/28	105,630	96,708
3.58%, 07/15/29	66,689	60,974
3.20%, 12/15/29	104,550	93,710
BNSF Funding Trust I
6.61%, 12/15/55 (a)(c)	100,000	97,191
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (a)	150,000	146,013
7.00%, 12/15/25	100,000	103,857
Canadian National Railway Co.
2.75%, 03/01/26 (a)	150,000	143,061
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	200,000	191,690
1.75%, 12/02/26 (a)	200,000	181,450
4.00%, 06/01/28 (a)	100,000	95,494
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	100,000	95,058
CSX Corp.
3.35%, 11/01/25 (a)	100,000	96,531
3.25%, 06/01/27 (a)	250,000	235,350
3.80%, 03/01/28 (a)	150,000	143,502
Delta Air Lines Pass-Through Trust
2.00%, 12/10/29	82,062	72,051
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FedEx Corp.
3.25%, 04/01/26 (a)	150,000	143,566
3.40%, 02/15/28 (a)	100,000	93,676
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	100,000	89,484
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	100,000	97,105
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	94,301
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	125,000	121,471
2.90%, 06/15/26 (a)	150,000	142,019
3.80%, 08/01/28 (a)	100,000	94,973
Ryder System, Inc.
4.63%, 06/01/25 (a)	200,000	196,734
3.35%, 09/01/25 (a)	75,000	72,227
1.75%, 09/01/26 (a)	100,000	90,689
2.85%, 03/01/27 (a)	200,000	184,620
5.25%, 06/01/28 (a)	100,000	99,531
Southwest Airlines Co.
5.25%, 05/04/25 (a)	300,000	298,317
5.13%, 06/15/27 (a)	350,000	346,405
Union Pacific Corp.
3.25%, 01/15/25 (a)	100,000	97,793
2.75%, 03/01/26 (a)	200,000	190,192
2.15%, 02/05/27 (a)	200,000	183,764
3.00%, 04/15/27 (a)	100,000	94,170
3.95%, 09/10/28 (a)	100,000	96,967
United Airlines Pass-Through Trust
4.30%, 02/15/27 (a)	55,325	52,941
4.88%, 07/15/27	121,600	116,106
4.00%, 10/11/27 (a)	80,258	75,652
3.75%, 03/03/28	83,000	76,803
5.88%, 04/15/29 (a)	323,492	322,207
United Parcel Service, Inc.
3.90%, 04/01/25 (a)	200,000	196,698
3.05%, 11/15/27 (a)	150,000	141,111
		5,662,162
		196,799,014

Utility 1.5%
Electric 1.4%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	94,403
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	150,000	142,128
AES Corp.
1.38%, 01/15/26 (a)	150,000	137,031
5.45%, 06/01/28 (a)	150,000	148,780
Alabama Power Co.
3.75%, 09/01/27 (a)	150,000	143,991
Ameren Corp.
3.65%, 02/15/26 (a)	250,000	240,927
1.75%, 03/15/28 (a)	75,000	64,673
Ameren Illinois Co.
3.80%, 05/15/28 (a)	100,000	95,491
American Electric Power Co., Inc.
1.00%, 11/01/25 (a)	250,000	229,570
3.88%, 02/15/62 (a)(c)	150,000	123,597
Avangrid, Inc.
3.15%, 12/01/24 (a)	250,000	243,060
3.20%, 04/15/25 (a)	100,000	96,596

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (a)	150,000	140,157
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	100,000	97,830
4.05%, 04/15/25 (a)	250,000	245,670
3.25%, 04/15/28 (a)	100,000	92,553
Black Hills Corp.
3.15%, 01/15/27 (a)	100,000	92,985
5.95%, 03/15/28 (a)	75,000	75,999
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (a)	100,000	101,133
CenterPoint Energy, Inc.
1.45%, 06/01/26 (a)	150,000	136,757
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	143,211
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	94,572
3.45%, 08/15/27 (a)	50,000	46,872
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	150,000	141,494
3.70%, 08/15/28 (a)	150,000	141,945
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	100,000	94,610
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (a)	100,000	95,519
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	150,000	144,788
5.60%, 03/01/28 (a)	125,000	126,104
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	73,942
Dominion Energy, Inc.
3.30%, 03/15/25 (a)	100,000	97,228
3.90%, 10/01/25 (a)	150,000	145,785
1.45%, 04/15/26 (a)	100,000	91,532
4.25%, 06/01/28 (a)	100,000	95,635
DTE Electric Co.
1.90%, 04/01/28 (a)	100,000	87,996
DTE Energy Co.
1.05%, 06/01/25 (a)	150,000	140,042
2.85%, 10/01/26 (a)	125,000	116,761
4.88%, 06/01/28 (a)	150,000	147,282
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	200,000	189,316
Duke Energy Corp.
0.90%, 09/15/25 (a)	150,000	138,452
2.65%, 09/01/26 (a)	200,000	186,342
5.00%, 12/08/27 (a)	150,000	148,705
4.30%, 03/15/28 (a)	150,000	144,645
3.25%, 01/15/82 (a)(c)	100,000	75,275
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	200,000	189,820
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	100,000	96,906
Edison International
4.95%, 04/15/25 (a)	150,000	148,081
5.75%, 06/15/27 (a)	150,000	151,168
4.13%, 03/15/28 (a)	100,000	94,135
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	200,000	191,594
Enel Americas SA
4.00%, 10/25/26 (a)	150,000	143,544
Enel Chile SA
4.88%, 06/12/28 (a)	150,000	143,879
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	150,000	144,576
Entergy Corp.
0.90%, 09/15/25 (a)	150,000	138,024
2.95%, 09/01/26 (a)	200,000	187,170
1.90%, 06/15/28 (a)	100,000	86,316
Entergy Louisiana LLC
3.25%, 04/01/28 (a)	100,000	92,193
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	150,000	140,562
Eversource Energy
0.80%, 08/15/25 (a)	100,000	92,241
2.90%, 03/01/27 (a)	150,000	138,872
4.60%, 07/01/27 (a)	100,000	97,596
3.30%, 01/15/28 (a)	150,000	139,116
5.45%, 03/01/28 (a)	225,000	225,565
Exelon Corp.
3.95%, 06/15/25 (a)	100,000	97,575
3.40%, 04/15/26 (a)	200,000	191,804
2.75%, 03/15/27 (a)	150,000	139,385
5.15%, 03/15/28 (a)	100,000	99,974
Florida Power & Light Co.
2.85%, 04/01/25 (a)	250,000	242,392
3.13%, 12/01/25 (a)	100,000	96,311
5.05%, 04/01/28 (a)	150,000	150,528
4.40%, 05/15/28 (a)	100,000	97,721
Fortis, Inc.
3.06%, 10/04/26 (a)	200,000	187,084
Georgia Power Co.
3.25%, 03/30/27 (a)	150,000	141,578
4.65%, 05/16/28 (a)	100,000	98,297
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	95,075
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	97,572
ITC Holdings Corp.
3.35%, 11/15/27 (a)	150,000	139,854
National Grid PLC
5.60%, 06/12/28 (a)	150,000	151,429
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (a)	100,000	97,135
1.88%, 02/07/25	150,000	143,847
3.25%, 11/01/25 (a)	200,000	192,796
1.00%, 06/15/26 (a)	200,000	180,830
3.40%, 02/07/28 (a)	125,000	117,190
4.80%, 03/15/28 (a)	100,000	99,086
7.13%, 09/15/53 (a)(c)	100,000	101,578
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25	250,000	251,000
4.45%, 06/20/25	100,000	98,423
5.75%, 09/01/25	350,000	350,416
1.88%, 01/15/27 (a)	250,000	225,462
3.55%, 05/01/27 (a)	350,000	331,887
4.63%, 07/15/27 (a)	250,000	245,382
4.90%, 02/28/28 (a)	200,000	197,556
1.90%, 06/15/28 (a)	325,000	281,213
4.80%, 12/01/77 (a)(c)	100,000	85,465
3.80%, 03/15/82 (a)(c)	100,000	83,401
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	141,524
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (a)	100,000	96,937
0.55%, 10/01/25 (a)	100,000	91,884

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pacific Gas & Electric Co.
3.50%, 06/15/25 (a)	150,000	144,162
3.45%, 07/01/25	200,000	192,000
3.15%, 01/01/26	300,000	282,939
2.95%, 03/01/26 (a)	100,000	93,460
5.45%, 06/15/27 (a)	300,000	296,436
2.10%, 08/01/27 (a)	100,000	88,241
3.30%, 12/01/27 (a)	150,000	136,416
3.00%, 06/15/28 (a)	100,000	88,515
3.75%, 07/01/28	100,000	91,053
4.65%, 08/01/28 (a)	100,000	93,785
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	125,000	116,523
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	200,000	189,866
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	100,000	91,558
2.25%, 09/15/26 (a)	200,000	185,886
3.70%, 05/01/28 (a)	75,000	71,366
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	250,000	231,455
5.88%, 10/15/28 (a)	100,000	102,095
Puget Energy, Inc.
3.65%, 05/15/25 (a)	100,000	96,900
2.38%, 06/15/28 (a)	100,000	87,056
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	141,269
Southern California Edison Co.
3.70%, 08/01/25 (a)	100,000	96,976
1.20%, 02/01/26 (a)	100,000	91,756
4.70%, 06/01/27 (a)	150,000	147,736
5.85%, 11/01/27 (a)	150,000	154,060
5.30%, 03/01/28 (a)	125,000	126,186
5.65%, 10/01/28 (a)	100,000	102,021
Southern Co.
3.25%, 07/01/26 (a)	300,000	285,414
5.11%, 08/01/27 (g)	100,000	99,281
4.00%, 01/15/51 (a)(c)	250,000	235,002
3.75%, 09/15/51 (a)(c)	200,000	175,284
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	97,801
0.90%, 01/15/26 (a)	100,000	91,076
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	138,104
2.75%, 10/01/26 (a)	100,000	93,126
4.10%, 09/15/28 (a)	100,000	94,262
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	100,000	99,643
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	100,000	97,064
Virginia Electric & Power Co.
3.10%, 05/15/25 (a)	100,000	96,871
3.15%, 01/15/26 (a)	150,000	144,042
3.50%, 03/15/27 (a)	100,000	95,111
3.75%, 05/15/27 (a)	150,000	143,903
3.80%, 04/01/28 (a)	100,000	94,946
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	150,000	147,960
5.15%, 10/01/27 (a)	150,000	150,306
1.38%, 10/15/27 (a)	150,000	129,909
4.75%, 01/15/28 (a)	100,000	98,216
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	142,167
1.75%, 03/15/27 (a)	100,000	89,469
4.00%, 06/15/28 (a)	100,000	95,476
		20,206,482
Natural Gas 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	75,000	70,443
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	201,168
NiSource, Inc.
0.95%, 08/15/25 (a)	200,000	185,072
3.49%, 05/15/27 (a)	225,000	212,762
5.25%, 03/30/28 (a)	150,000	150,010
Sempra
3.30%, 04/01/25 (a)	100,000	96,834
3.25%, 06/15/27 (a)	200,000	186,420
3.40%, 02/01/28 (a)	150,000	139,359
4.13%, 04/01/52 (a)(c)	200,000	163,556
Southern California Gas Co.
2.60%, 06/15/26 (a)	150,000	141,693
2.95%, 04/15/27 (a)	100,000	93,087
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	95,250
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	100,101
3.70%, 04/01/28 (a)	50,000	46,728
		1,882,483
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	146,180
2.95%, 09/01/27 (a)	100,000	92,927
3.75%, 09/01/28 (a)	100,000	94,363
		333,470
		22,422,435
Total Corporates (Cost $416,799,381)		398,376,711

TREASURIES 64.5% OF NET ASSETS
U.S. Treasury Bonds
7.63%, 02/15/25	800,000	826,547
6.88%, 08/15/25	1,000,000	1,033,105
6.00%, 02/15/26	1,500,000	1,541,719
6.75%, 08/15/26	1,000,000	1,055,937
6.50%, 11/15/26	1,000,000	1,055,156
6.63%, 02/15/27	700,000	745,145
6.38%, 08/15/27	1,000,000	1,066,289
6.13%, 11/15/27	1,600,000	1,701,812
5.50%, 08/15/28	1,000,000	1,049,180
5.25%, 11/15/28	1,300,000	1,352,355
U.S. Treasury Notes
1.13%, 01/15/25	9,950,000	9,519,935
1.38%, 01/31/25	5,250,000	5,030,259
2.50%, 01/31/25	4,600,000	4,466,312
4.13%, 01/31/25	8,000,000	7,912,188
1.50%, 02/15/25	7,500,000	7,188,428
2.00%, 02/15/25	10,000,000	9,643,359
1.13%, 02/28/25	6,000,000	5,717,695
2.75%, 02/28/25	4,600,000	4,473,410
4.63%, 02/28/25	9,000,000	8,953,242
1.75%, 03/15/25	8,000,000	7,675,781
0.50%, 03/31/25	7,000,000	6,596,133

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 03/31/25	3,200,000	3,102,813
3.88%, 03/31/25	7,500,000	7,390,723
2.63%, 04/15/25	8,000,000	7,752,500
0.38%, 04/30/25	5,900,000	5,532,863
2.88%, 04/30/25	4,200,000	4,080,645
3.88%, 04/30/25	8,000,000	7,881,250
2.13%, 05/15/25	7,600,000	7,301,344
2.75%, 05/15/25	7,500,000	7,270,312
0.25%, 05/31/25	7,050,000	6,579,082
2.88%, 05/31/25	4,900,000	4,758,934
4.25%, 05/31/25	7,500,000	7,427,637
2.88%, 06/15/25	7,150,000	6,937,734
0.25%, 06/30/25	7,500,000	6,976,611
2.75%, 06/30/25	2,900,000	2,808,129
4.63%, 06/30/25	7,500,000	7,472,168
3.00%, 07/15/25	7,500,000	7,284,521
0.25%, 07/31/25	7,500,000	6,954,639
2.88%, 07/31/25	3,605,000	3,492,485
4.75%, 07/31/25	7,300,000	7,288,451
2.00%, 08/15/25	9,000,000	8,588,145
3.13%, 08/15/25	7,500,000	7,293,311
0.25%, 08/31/25	8,800,000	8,134,328
2.75%, 08/31/25	3,750,000	3,622,339
5.00%, 08/31/25	8,000,000	8,025,312
3.50%, 09/15/25	7,200,000	7,041,516
0.25%, 09/30/25	8,300,000	7,650,914
3.00%, 09/30/25	3,900,000	3,780,943
5.00%, 09/30/25	8,500,000	8,532,539
4.25%, 10/15/25	6,900,000	6,837,469
0.25%, 10/31/25	8,300,000	7,625,463
3.00%, 10/31/25	3,600,000	3,487,641
5.00%, 10/31/25	7,500,000	7,535,596
2.25%, 11/15/25	9,500,000	9,065,449
4.50%, 11/15/25	6,550,000	6,524,030
0.38%, 11/30/25	9,600,000	8,816,812
2.88%, 11/30/25	3,800,000	3,669,301
4.88%, 11/30/25	10,000,000	10,033,398
4.00%, 12/15/25	5,600,000	5,525,844
0.38%, 12/31/25	9,550,000	8,753,172
2.63%, 12/31/25	3,500,000	3,359,727
3.88%, 01/15/26	5,800,000	5,710,508
0.38%, 01/31/26	8,700,000	7,944,187
2.63%, 01/31/26	4,473,000	4,289,188
1.63%, 02/15/26	7,200,000	6,752,813
4.00%, 02/15/26	6,700,000	6,611,801
0.50%, 02/28/26	8,300,000	7,580,883
2.50%, 02/28/26	1,800,000	1,719,633
4.63%, 03/15/26	4,500,000	4,502,285
0.75%, 03/31/26	6,550,000	6,006,555
2.25%, 03/31/26	2,700,000	2,562,152
3.75%, 04/15/26	4,800,000	4,712,063
0.75%, 04/30/26	8,700,000	7,952,004
2.38%, 04/30/26	2,200,000	2,091,117
1.63%, 05/15/26	8,500,000	7,927,578
3.63%, 05/15/26	4,400,000	4,306,672
0.75%, 05/31/26	8,100,000	7,382,707
2.13%, 05/31/26	2,700,000	2,547,598
4.13%, 06/15/26	4,900,000	4,852,723
0.88%, 06/30/26	6,200,000	5,661,133
1.88%, 06/30/26	2,350,000	2,201,105
4.50%, 07/15/26	3,500,000	3,498,496
0.63%, 07/31/26	7,500,000	6,776,953
1.88%, 07/31/26	3,050,000	2,849,486
1.50%, 08/15/26	8,900,000	8,225,895
4.38%, 08/15/26	5,900,000	5,879,949
0.75%, 08/31/26	8,500,000	7,686,855
1.38%, 08/31/26	2,500,000	2,300,781
4.63%, 09/15/26	8,000,000	8,029,062
0.88%, 09/30/26	8,500,000	7,703,789
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.63%, 09/30/26	2,600,000	2,406,727
4.63%, 10/15/26	7,850,000	7,880,357
1.13%, 10/31/26	8,500,000	7,734,004
1.63%, 10/31/26	3,500,000	3,230,527
2.00%, 11/15/26	7,200,000	6,715,406
4.63%, 11/15/26	8,000,000	8,035,938
1.25%, 11/30/26	9,800,000	8,927,953
1.63%, 11/30/26	2,600,000	2,395,555
1.25%, 12/31/26	9,100,000	8,282,422
1.75%, 12/31/26	3,300,000	3,049,922
1.50%, 01/31/27	11,600,000	10,609,469
2.25%, 02/15/27	8,100,000	7,576,980
1.13%, 02/28/27	2,900,000	2,615,664
1.88%, 02/28/27	5,600,000	5,171,688
0.63%, 03/31/27	4,300,000	3,799,285
2.50%, 03/31/27	6,000,000	5,648,906
0.50%, 04/30/27	6,000,000	5,262,891
2.75%, 04/30/27	8,000,000	7,581,250
2.38%, 05/15/27	8,500,000	7,950,820
0.50%, 05/31/27	5,000,000	4,373,047
2.63%, 05/31/27	8,000,000	7,540,312
0.50%, 06/30/27	6,000,000	5,232,187
3.25%, 06/30/27	7,200,000	6,929,438
0.38%, 07/31/27	7,500,000	6,488,965
2.75%, 07/31/27	8,000,000	7,556,875
2.25%, 08/15/27	7,800,000	7,232,672
0.50%, 08/31/27	6,500,000	5,635,703
3.13%, 08/31/27	7,300,000	6,982,906
0.38%, 09/30/27	8,200,000	7,052,320
4.13%, 09/30/27	8,100,000	8,027,543
0.50%, 10/31/27	8,200,000	7,066,094
4.13%, 10/31/27	7,700,000	7,631,121
2.25%, 11/15/27	7,000,000	6,468,164
0.63%, 11/30/27	7,400,000	6,391,172
3.88%, 11/30/27	7,600,000	7,463,734
0.63%, 12/31/27	9,100,000	7,840,219
3.88%, 12/31/27	5,850,000	5,744,883
0.75%, 01/31/28	10,000,000	8,636,328
3.50%, 01/31/28	7,700,000	7,451,254
2.75%, 02/15/28	10,000,000	9,382,812
1.13%, 02/29/28	9,900,000	8,668,301
4.00%, 02/29/28	7,250,000	7,153,428
1.25%, 03/31/28	8,350,000	7,333,322
3.63%, 03/31/28	7,150,000	6,950,023
1.25%, 04/30/28	10,000,000	8,764,453
3.50%, 04/30/28	7,300,000	7,057,047
2.88%, 05/15/28	11,000,000	10,348,594
1.25%, 05/31/28	10,500,000	9,181,348
3.63%, 05/31/28	7,300,000	7,094,973
1.25%, 06/30/28	9,600,000	8,376,000
4.00%, 06/30/28	7,200,000	7,104,656
1.00%, 07/31/28	10,500,000	9,031,641
4.13%, 07/31/28	7,300,000	7,241,828
2.88%, 08/15/28	8,600,000	8,065,859
1.13%, 08/31/28	9,000,000	7,769,883
4.38%, 08/31/28	8,100,000	8,124,363
1.25%, 09/30/28	10,100,000	8,751,887
4.63%, 09/30/28	7,200,000	7,298,156
1.38%, 10/31/28	9,300,000	8,089,547
4.88%, 10/31/28	8,500,000	8,712,832
3.13%, 11/15/28	10,000,000	9,460,937
1.50%, 11/30/28	10,000,000	8,736,719
4.38%, 11/30/28	10,000,000	10,041,797
Total Treasuries (Cost $964,464,974)		958,427,155

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 7.9% OF NET ASSETS

Agency 3.9%
Foreign 1.7%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	200,000	191,578
0.38%, 09/17/25	500,000	461,875
4.63%, 11/03/25	250,000	248,895
0.50%, 02/02/26	500,000	456,500
4.25%, 03/01/28	250,000	247,598
		1,606,446
Canada 0.1%
Export Development Canada
3.00%, 05/25/27	650,000	618,930
3.88%, 02/14/28	1,000,000	976,710
		1,595,640
Germany 0.7%
Kreditanstalt fuer Wiederaufbau
2.50%, 11/20/24 (h)	600,000	584,844
1.25%, 01/31/25 (h)	750,000	717,907
0.38%, 07/18/25 (h)	1,500,000	1,394,880
0.63%, 01/22/26 (h)	1,600,000	1,468,992
3.63%, 04/01/26 (h)	500,000	488,990
1.00%, 10/01/26 (h)	1,000,000	907,420
3.00%, 05/20/27 (h)	1,150,000	1,095,513
3.75%, 02/15/28 (h)	500,000	486,780
2.88%, 04/03/28 (h)	250,000	234,585
3.88%, 06/15/28 (h)	1,000,000	977,130
Landwirtschaftliche Rentenbank
2.00%, 01/13/25 (h)	250,000	241,538
0.50%, 05/27/25 (h)	500,000	468,150
2.38%, 06/10/25 (h)	450,000	432,742
0.88%, 03/30/26 (h)	500,000	458,405
1.75%, 07/27/26 (h)	400,000	371,740
2.50%, 11/15/27 (h)	200,000	185,998
		10,515,614
Japan 0.3%
Japan Bank for International Cooperation
2.13%, 02/10/25	200,000	192,726
2.50%, 05/28/25	1,000,000	960,940
0.63%, 07/15/25	250,000	232,525
2.75%, 01/21/26	250,000	238,767
4.25%, 01/26/26	250,000	246,420
2.38%, 04/20/26	500,000	471,190
4.25%, 04/27/26	200,000	196,810
1.88%, 07/21/26	350,000	323,764
2.25%, 11/04/26	500,000	464,315
2.88%, 06/01/27	400,000	375,424
2.88%, 07/21/27	250,000	234,353
2.75%, 11/16/27	250,000	232,235
4.63%, 07/19/28	250,000	249,050
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	184,950
2.75%, 04/27/27	200,000	186,836
4.00%, 05/23/28	250,000	241,937
		5,032,242
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Norway 0.1%
Equinor ASA
3.25%, 11/10/24	100,000	98,034
2.88%, 04/06/25 (a)	300,000	291,351
1.75%, 01/22/26 (a)	250,000	234,350
3.00%, 04/06/27 (a)	600,000	565,872
		1,189,607
Republic of Korea 0.3%
Export-Import Bank of Korea
2.88%, 01/21/25	200,000	194,872
0.75%, 09/21/25	500,000	462,275
3.25%, 11/10/25	500,000	482,330
0.63%, 02/09/26	200,000	181,450
2.63%, 05/26/26	400,000	376,804
1.13%, 12/29/26	200,000	177,446
1.63%, 01/18/27	250,000	225,983
2.38%, 04/21/27	200,000	183,994
Korea Development Bank
2.00%, 02/24/25	250,000	240,448
3.38%, 09/16/25	250,000	242,172
0.80%, 07/19/26	450,000	402,525
1.38%, 04/25/27	600,000	533,472
		3,703,771
Sweden 0.1%
Svensk Exportkredit AB
0.63%, 05/14/25	225,000	210,886
0.50%, 08/26/25	350,000	323,942
4.38%, 02/13/26	500,000	494,840
2.25%, 03/22/27	500,000	463,425
4.13%, 06/14/28	200,000	196,310
		1,689,403
		25,332,723
U.S. 2.2%
Federal Farm Credit Banks Funding Corp.
1.13%, 01/06/25	1,000,000	957,410
1.75%, 02/14/25	2,000,000	1,924,040
2.51%, 04/01/25	1,000,000	967,280
4.88%, 11/13/25	500,000	500,681
4.38%, 06/23/26	600,000	597,204
Federal Home Loan Banks
1.00%, 12/20/24	1,000,000	957,120
5.00%, 02/28/25	500,000	499,735
0.50%, 04/14/25	3,000,000	2,824,650
0.50%, 06/13/25	500,000	467,535
0.38%, 09/04/25	2,000,000	1,852,100
1.25%, 12/21/26	3,000,000	2,728,800
4.00%, 06/30/28	1,000,000	986,610
3.25%, 11/16/28	1,000,000	952,850
Federal Home Loan Mortgage Corp.
1.50%, 02/12/25	2,700,000	2,590,218
0.38%, 07/21/25	1,000,000	931,340
0.38%, 09/23/25	2,000,000	1,847,940
Federal National Mortgage Association
1.63%, 01/07/25	500,000	481,655
0.63%, 04/22/25	2,500,000	2,355,475
0.50%, 06/17/25	1,500,000	1,402,215
0.38%, 08/25/25	2,000,000	1,854,000
0.50%, 11/07/25	3,000,000	2,766,390

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 09/24/26	1,000,000	931,240
0.75%, 10/08/27	2,000,000	1,742,160
		33,118,648
		58,451,371

Local Authority 0.5%
Foreign 0.4%
Canada 0.4%
Province of Alberta
1.88%, 11/13/24	450,000	435,640
1.00%, 05/20/25	500,000	471,070
Province of British Columbia
2.25%, 06/02/26	300,000	282,744
0.90%, 07/20/26	450,000	408,272
Province of Manitoba
2.13%, 06/22/26	100,000	93,731
Province of Ontario
0.63%, 01/21/26	650,000	595,328
1.05%, 04/14/26	500,000	458,945
2.50%, 04/27/26	250,000	237,360
2.30%, 06/15/26	300,000	282,822
3.10%, 05/19/27	400,000	380,576
1.05%, 05/21/27	350,000	310,349
Province of Quebec
1.50%, 02/11/25	450,000	430,862
0.60%, 07/23/25	550,000	512,308
2.50%, 04/20/26	500,000	474,930
3.63%, 04/13/28	500,000	481,715
Province of Saskatchewan
3.25%, 06/08/27	225,000	214,819
		6,071,471
U.S. 0.1%
California
1.70%, 02/01/28	125,000	110,362
Los Angeles Community College District/CA
GO Bonds Series 2020
1.61%, 08/01/28	50,000	44,005
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	150,000	152,843
Oregon School Boards Association
Series B
5.55%, 06/30/28	150,000	151,277
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	328,827
Series A
1.71%, 07/01/27	100,000	88,824
State of California
2.38%, 10/01/26	40,000	37,393
State Public School Building Auth
5.00%, 09/15/27	20,000	19,881
University of California
0.88%, 05/15/25 (a)	250,000	234,849
Wisconsin
3.15%, 05/01/27	100,000	95,186
		1,263,447
		7,334,918

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sovereign 0.6%
Canada 0.2%
Canada Government International Bonds
2.88%, 04/28/25	600,000	583,032
0.75%, 05/19/26	675,000	615,033
3.75%, 04/26/28	1,100,000	1,071,202
		2,269,267
Chile 0.0%
Chile Government International Bonds
3.13%, 01/21/26	250,000	240,210
2.75%, 01/31/27 (a)	400,000	372,640
		612,850
Indonesia 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27 (a)	200,000	194,012
3.50%, 01/11/28	200,000	188,610
4.55%, 01/11/28 (a)	200,000	196,632
4.10%, 04/24/28	200,000	192,674
		771,928
Italy 0.0%
Republic of Italy Government International Bonds
1.25%, 02/17/26	550,000	502,970
Mexico 0.1%
Mexico Government International Bonds
4.13%, 01/21/26	500,000	492,045
4.15%, 03/28/27	500,000	486,135
3.75%, 01/11/28	600,000	568,998
		1,547,178
Panama 0.1%
Panama Government International Bonds
7.13%, 01/29/26	350,000	354,301
8.88%, 09/30/27	500,000	537,950
		892,251
Peru 0.0%
Peru Government International Bonds
2.39%, 01/23/26 (a)	300,000	282,336
Philippines 0.1%
Philippines Government International Bonds
10.63%, 03/16/25	400,000	426,780
5.50%, 03/30/26	300,000	303,075
3.23%, 03/29/27 (b)	500,000	472,760
		1,202,615
Poland 0.0%
Republic of Poland Government International Bonds
3.25%, 04/06/26	700,000	672,770
Uruguay 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	300,225
		9,054,390

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Supranational* 2.9%
African Development Bank
0.88%, 03/23/26	500,000	458,810
0.88%, 07/22/26	600,000	544,614
4.38%, 11/03/27	500,000	497,995
4.38%, 03/14/28	400,000	398,372
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (b)(d)	500,000	450,400
Asian Development Bank
0.63%, 04/29/25	1,250,000	1,176,875
0.38%, 09/03/25	500,000	462,855
0.50%, 02/04/26	1,000,000	914,390
1.00%, 04/14/26	1,250,000	1,148,925
2.00%, 04/24/26	500,000	470,195
1.75%, 08/14/26	250,000	232,345
1.50%, 01/20/27	750,000	684,315
3.13%, 08/20/27	1,000,000	954,450
2.75%, 01/19/28	500,000	467,740
3.75%, 04/25/28	1,500,000	1,458,090
4.50%, 08/25/28	500,000	501,250
Asian Infrastructure Investment Bank
0.50%, 05/28/25	500,000	467,875
0.50%, 01/27/26	850,000	776,645
4.00%, 01/18/28	350,000	342,811
Corp. Andina de Fomento
1.63%, 09/23/25	200,000	186,744
2.25%, 02/08/27	100,000	90,985
6.00%, 04/26/27	500,000	510,055
Council of Europe Development Bank
1.38%, 02/27/25	150,000	143,339
0.88%, 09/22/26	250,000	225,625
Council Of Europe Development Bank
3.63%, 01/26/28	200,000	193,640
European Bank for Reconstruction & Development
0.50%, 05/19/25	600,000	562,272
0.50%, 11/25/25	300,000	275,895
0.50%, 01/28/26	600,000	548,922
4.38%, 03/09/28	500,000	499,295
European Investment Bank
1.88%, 02/10/25	950,000	915,619
1.63%, 03/14/25	800,000	766,712
0.63%, 07/25/25	750,000	700,177
0.38%, 12/15/25	750,000	687,315
0.38%, 03/26/26	1,250,000	1,134,900
1.38%, 03/15/27	750,000	679,702
2.38%, 05/24/27	500,000	466,625
3.25%, 11/15/27	650,000	622,817
3.88%, 03/15/28	750,000	734,355
4.50%, 10/16/28	500,000	502,135
Inter-American Development Bank
2.13%, 01/15/25	900,000	871,074
1.75%, 03/14/25	400,000	383,832
0.88%, 04/03/25	150,000	141,944
0.63%, 07/15/25	700,000	653,751
0.88%, 04/20/26	1,150,000	1,053,503
4.50%, 05/15/26	500,000	498,655
2.00%, 06/02/26	750,000	703,215
2.00%, 07/23/26	400,000	374,416
1.50%, 01/13/27	850,000	776,169
2.38%, 07/07/27	600,000	558,864
Inter-American Investment Corp.
2.63%, 04/22/25	250,000	241,580
4.75%, 09/19/28	200,000	201,504
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Bank for Reconstruction & Development
1.63%, 01/15/25	400,000	385,040
2.13%, 03/03/25	100,000	96,489
0.75%, 03/11/25	950,000	900,191
0.63%, 04/22/25	1,300,000	1,225,315
0.38%, 07/28/25	800,000	743,264
2.50%, 07/29/25	1,000,000	962,400
0.50%, 10/28/25	1,100,000	1,015,036
0.88%, 07/15/26	500,000	454,650
1.88%, 10/27/26	500,000	464,160
3.13%, 06/15/27	900,000	860,310
2.50%, 11/22/27	500,000	464,485
0.75%, 11/24/27	1,000,000	866,000
1.38%, 04/20/28	750,000	658,973
3.50%, 07/12/28	500,000	480,630
4.63%, 08/01/28	750,000	756,315
1.13%, 09/13/28	750,000	644,288
International Finance Corp.
0.38%, 07/16/25	450,000	418,761
2.13%, 04/07/26	250,000	236,125
0.75%, 10/08/26	600,000	539,988
4.50%, 07/13/28	400,000	401,352
Nordic Investment Bank
2.63%, 04/04/25	300,000	290,610
0.38%, 09/11/25	400,000	369,988
0.50%, 01/21/26	250,000	228,898
4.38%, 03/14/28	250,000	249,135
		43,026,991
Total Government Related (Cost $124,096,590)		117,867,670

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (i)	8,697,266	8,697,266
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (i)(j)	1,921,118	1,921,118
		10,618,384
Total Short-Term Investments (Cost $10,618,384)		10,618,384
Total Investments in Securities (Cost $1,515,979,329)		1,485,289,920

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,875,148.
(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,564,723 or 0.2% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 11/30/23	FACE AMOUNT AT 11/30/23	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.00%, 03/10/25	$47,987	$—	$—	$—	$695	($292 )	$48,390	$50,000	$375
4.20%, 03/24/25	48,886	—	—	—	450	(171)	49,165	50,000	525
3.63%, 04/01/25	48,471	—	—	—	555	(319)	48,707	50,000	453
3.85%, 05/21/25	96,957	—	—	—	1,280	(721)	97,516	100,000	963
3.45%, 02/13/26	47,566	—	—	—	728	(291)	48,003	50,000	431
0.90%, 03/11/26	178,562	—	—	—	1,696	96	180,354	200,000	450
1.15%, 05/13/26	133,605	—	—	—	1,789	(13)	135,381	150,000	431
5.88%, 08/24/26	—	125,330	—	—	939	(24)	126,245	125,000	1,632
3.20%, 03/02/27	92,658	—	—	—	885	103	93,646	100,000	800
2.45%, 03/03/27	180,180	—	—	—	1,256	582	182,018	200,000	1,225
3.30%, 04/01/27	93,243	—	—	—	471	43	93,757	100,000	825
3.20%, 01/25/28	91,212	—	—	—	574	385	92,171	100,000	800
2.00%, 03/20/28	129,342	—	—	—	(450)	952	129,844	150,000	750
5.64%, 05/19/29	149,793	—	—	—	(213)	6	149,586	150,000	2,116
Total	$1,338,462	$125,330	$—	$—	$10,655	$336	$1,474,783		$11,776

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$398,376,711	$—	$398,376,711
Treasuries[1]	—	958,427,155	—	958,427,155
Government Related[1]	—	117,867,670	—	117,867,670
Short-Term Investments[1]	10,618,384	—	—	10,618,384
Total	$10,618,384	$1,474,671,536	$—	$1,485,289,920

[1]	As categorized in the Portfolio Holdings.

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2023, are disclosed in each fund’s Portfolio Holdings.
REG89450NOV23